                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-3919

  NAME OF REGISTRANT:                                                    VANGUARD STAR FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          OCTOBER 31

  DATE OF REPORTING PERIOD:                                        JULY 1, 2009 - JANUARY 22, 2010

  FUND:   VANGUARD INSTITUTIONAL DEVELOPED MARKETS INDEX FUND

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  3I GROUP PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G88473148

  MEETING DATE:      7/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the Company's                 ISSUER            YES             FOR                  FOR

Accounts for the year to 31 MAR 2009, the Directors'

report and the Auditors' report on those Accounts and

 on the auditable part of the Directors' remuneration

 report

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the year to 31 MAR 2009

PROPOSAL #3.: Re-appoint Mr. M.J. Queen as a Director        ISSUER            YES         AGAINST           AGAINST

 of the Company

PROPOSAL #4.: Re-appoint Mr. R.H. Meddings as a                 ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #5.: Re-appoint Mr. Mme C.J. M Morin-Postel         ISSUER            YES             FOR                  FOR

as a Director of the Company

PROPOSAL #6.: Re-appoint Mr. O.H.J. Stocken as a                ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #7.: Re-appoint Mrs. J.S. Wilson as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #8.: Re-appoint Ernst & Young LLP as the              ISSUER            YES             FOR                  FOR

Auditors of the Company to hold office until the

conclusion of the next GM at which accounts are laid

before the members

PROPOSAL #9.: Authorize the Board to fix the                       ISSUER            YES             FOR                  FOR

Auditors' remuneration

PROPOSAL #10.: Authorize the Company and any Company         ISSUER            YES             FOR                  FOR

which is or becomes a subsidiary of the Company at

any time during the period for which this resolution

has effect: a] make political donations to political

parties or independent election candidates not

exceeding GBP 20,000 in total; b] make political

donations to political organizations other than

political parties not exceeding GBP 20,000 in total;

and c] incur political expenditure not exceeding GBP

20,000 in total; [Authority expires the earlier of

the conclusion of the AGM of the Company to be held

in 2010 or 07 OCT 2010]; provided that the aggregate

amount of political donations and political

expenditure made or incurred by the Company and its

subsidiaries pursuant to this resolution shall not

exceed GBP 20,000; any terms used in the resolution

which are defined in part 14 of the Companies Act

2006 shall bear the same meaning for the purpose of

this resolution

PROPOSAL #11.: Authorize the Directors, in                          ISSUER            YES             FOR                  FOR

substitution for all pre-existing authorities to the

extent unused, save for the authority conferred on 27

 MAY 2009, to allot relevant securities [Section 80

of the Companies Act 1985] up to an aggregate nominal

 amount of GBP 102,800,000; [Authority expires the

earlier of the conclusion of the AGM of the Company

to be held in 2010 or 07 OCT 2010]; and the Directors

 may allot relevant securities after the expiry of

this authority in pursuance of such an offer or

agreement made prior to such expiry

PROPOSAL #S.12: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

passing of Resolution 11 and in substitution of all

pre-existing authorities to the extent unused, save

for the authority conferred on 27 MAY 2009, pursuant

to Section 95 of the Companies Act 1985 to allot

equity securities [Section 94 of the said Act]

pursuant to the authority conferred by Resolution 11

above, and/or to allot equity securities where such

allotment constitutes an allotment of equity

securities by virtue of section 94[3A] of the said

Act, for cash as if sub-Section [1] of Section 89 of

the said Act did not apply to any such allotment,

provided that this power shall be limited to the

allotment of equity securities: a] in connection with

 an offer of such securities by way of rights, or

other pre-emptive offer, to holders of ordinary

shares; b] up to an aggregate nominal value of GBP

35,500,000; [Authority expires the earlier of the

conclusion of the AGM of the Company to be held in

2010 or 07 OCT 2010]; and the Directors may allot

equity securities after the expiry of this authority

in pursuance of such an offer or agreement made prior

PROPOSAL #S.13: Authorize the Company, in accordance         ISSUER            YES             FOR                  FOR

with Article 6 of the Company's Articles of

Association, to make market purchases [as specified

in Section 163[3] of the Companies Act 1985] of its

ordinary shares provided that: the Company dos not

purchase under this authority more than 96,000,000

ordinary shares; the Company does not pay for each

such ordinary share less than the nominal amount of

such ordinary share at the time of purchase and the

Company does not pay for each such ordinary share

more than 105% of the average of the closing mid-

market prices of the ordinary shares for the 5

business days, immediately preceding the date on

which the Company agrees to buy shares concerned

based on the share prices published in the Daily

Official List of the London Stock Exchange;

[Authority expires the earlier of the conclusion of

the AGM of the Company to be held in 2010 or 07 OCT

2010]; the Company, before the expiry, may make a

contract to purchase ordinary shares which will or

may be executed wholly or partly after such expiry

PROPOSAL #S.14: Authorize the Company, in accordance         ISSUER            YES             FOR                  FOR

with Article 6 of the Company's Articles of

Association, to make market purchases [Section 163[3]

 of the Companies Act 1985] of its B Shares in issue

at the date of this notice provided that: Company

does not purchase under the authority more than

9,305,993 B shares; the Company does not pay for each

 such B share less than 1 penny and the B share more

than 127p; [Authority expires the earlier of the

conclusion of the AGM of the Company to be held in

2010 or 07 OCT 2010]; the Company, before the expiry,

 may make a contract to purchase B shares which will

or may be executed wholly or partly after such expiry

PROPOSAL #S.15: Approve a General Meeting other than         ISSUER            YES             FOR                  FOR

AGM may be called on not less than 14 clear days'

notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ACEA SPA, ROMA

  TICKER:                  N/A                 CUSIP:   T0040K106

  MEETING DATE:      9/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appoint 3 Directors                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AGL ENERGY LTD

  TICKER:                  N/A                 CUSIP:   Q01630104

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial          ISSUER             NO              N/A                  N/A

report of the Company and the consolidated entity and

 the reports of the Directors and the Auditor for the

 FYE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

FYE 30 JUN 2009 as specified

PROPOSAL #3.A: Re-elect Mr. Max G. Ould as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires by rotation at the close

 of the meeting in accordance with Clause 58 of the

Company's Constitution

PROPOSAL #3.B: Re-elect Mr. Les V. Hosking as a                 ISSUER            YES             FOR                  FOR

Director of the Company, in accordance with Clause

56.2 of the Company's Constitution

PROPOSAL #3.C: Re-elect Mr. John V. Stanhope as a              ISSUER            YES             FOR                  FOR

Director of the Company, in accordance with Clause

56.2 of the Company's Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AIOI INSURANCE COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J00607101

  MEETING DATE:      12/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of Share Exchange Agreement            ISSUER            YES             FOR                  FOR

between the Company and Mitsui Sumitomo Insurance

Group Holdings, Inc.

PROPOSAL #2.: Approval of Merger Agreement between            ISSUER            YES             FOR                  FOR

the Company and Nissay Dowa General Insurance Company

PROPOSAL #3.: Amend Articles to: Change Official                ISSUER            YES             FOR                  FOR

Company Name to Aioi Nissay Dowa Insurance

Company,Limited and Delete the Articles Related to

Record Dates, etc.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AIR FRANCE - KLM, ROISSY CHARLES DE GAULLE

  TICKER:                  N/A                 CUSIP:   F01699135

  MEETING DATE:      7/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the corporate financial                   ISSUER            YES             FOR                  FOR

statements for the FYE 31 MAR 2009

PROPOSAL #O.2: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the FYE 31 MAR 2009

PROPOSAL #O.3: Approve the appropriation of net                 ISSUER            YES             FOR                  FOR

income for the FYE 31 MAR 2009

PROPOSAL #O.4: Approve the related-party agreements          ISSUER            YES             FOR                  FOR

and commitments

PROPOSAL #O.5: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

perform operations in the Company's Shares

PROPOSAL #E.6: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

issue ordinary shares and other securities giving

access to the Company's share capital, while

maintaining the preferential subscription right for

shareholders

PROPOSAL #E.7: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

issue ordinary shares and other securities giving

access to the Company's share capital, without

preferential subscription rights for shareholders

PROPOSAL #E.8: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

increase the amount of the initial issue in the event

 of a capital increase with or without preferential

subscription rights

PROPOSAL #E.9: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

proceed with a capital increase of up to 10% of the

share capital to remunerate contributions in kind

granted to the company and constituted of shares or

securities giving rights to the capital of another

Company

PROPOSAL #E.10: Authorize the Board of Directors                ISSUER            YES             FOR                  FOR

enabling it to proceed with a capital increase by

capitalization of reserves, profits, premiums or

other amounts eligible for capitalization

PROPOSAL #E.11: Grant authority to proceed with                 ISSUER            YES         AGAINST           AGAINST

capital increases reserved to members of a Company or

 Group savings scheme

PROPOSAL #E.12: Grant powers to accomplish formalities      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALLEANZA ASSICURAZIONI SPA, MILANO

  TICKER:                  N/A                 CUSIP:   T02772134

  MEETING DATE:      7/16/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the merger for incorporation            ISSUER             NO              N/A                  N/A

into Aassicurazioni Generali SPA of Alleanza

Assicurazioni SPA and Toro Assicurazioni SPA, subject

 to prior spin off of the whole insurance business of

 Toro Assicurazioni SPA and of a line of the

insurance business of Alleanza Assicurazioni SPA in

favor of Alleanza toro SPA; consequent and related

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMCOR LTD

  TICKER:                  N/A                 CUSIP:   Q03080100

  MEETING DATE:      10/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report of the              ISSUER             NO              N/A                  N/A

Company and the reports of the Directors and the

Auditor in respect of the YE 30 JUN 2009

PROPOSAL #2.a: Re-elect Mr. George John Pizzey as a          ISSUER            YES             FOR                  FOR

Director who retires by rotation in accordance with

Rule 63 of the Company's Constitution

PROPOSAL #2.b: Re-elect Mr. Jeremy Leigh Sutcliffe as        ISSUER            YES             FOR                  FOR

 a Director who retires by rotation in accordance

with Rule 63 of the Company's Constitution

PROPOSAL #3.: Approve, for all purposes under the              ISSUER            YES             FOR                  FOR

Corporations Act 2001 [Cth] and the Australian

Securities Exchange Listing Rules [including Listing

Rule 10.14], the issue to the Managing Director and

the Chief Executive Officer of the Company, Mr. K.N.

MacKenzie, of 367,000 Performance Rights and

2,760,000 Options pursuant to the Company's Long Term

 Incentive Plan, as specified, and for the issue of

ordinary shares in the Company upon the exercise of

those Options and Performance Rights

PROPOSAL #4.: Approve, for all purposes under the              ISSUER            YES             FOR                  FOR

Corporations Act 2001 [Cth], and the Australian

Securities Exchange Listing Rules [including Listing

Rule 10.14], the issue to the Managing Director and

the Chief Executive Officer of the Company, Mr. K.N.

MacKenzie, of a number of share Rights pursuant to

the Company's Management Incentive Plan - Equity, as

specified and for the issue of ordinary shares in the

 Company upon the vesting of those Share Rights

PROPOSAL #5.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

Company [included in the report of the Directors] for

 the YE 30 JUN 2009

PROPOSAL #S.6: Approve, pursuant to Sections 136(2)          ISSUER            YES             FOR                  FOR

and 648G of the Corporations Act 2001 [CTH] the

Company's Constitution be altered in the manner

Amended Constitution submitted to this meeting and

signed by the Chairman of this meeting for

identification, such alterations

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARROW ENERGY LIMITED

  TICKER:                  N/A                 CUSIP:   Q0538G107

  MEETING DATE:      11/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

FYE 30 JUN 2009, as set out in the Directors' report,

 dealing with the remuneration of the Directors and

Senior Executives

PROPOSAL #2.: Re-elect Mr. Stephen Bizzell as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation

under Rule 38.1 of the Company's Constitution

PROPOSAL #3.: Re-elect Dr. Paul Elkington as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation

under Rule 38.1 of the Company's Constitution

PROPOSAL #4.: Re-elect Dr. Ralph Craven as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who was appointed to the Board of

Directors as an additional Director since the last

AGM, in accordance with Rule 38.1 of the Company's

Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARYZTA AG, ZUERICH

  TICKER:                  N/A                 CUSIP:   H0336B110

  MEETING DATE:      12/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report [including            ISSUER            YES             FOR                  FOR

the corporate governance report], the annual

financial statements and the consolidated financial

statements for the business year 2009 and

acknowledgement of the Auditors' reports

PROPOSAL #2.: Approve to convert the general [legal]         ISSUER            YES             FOR                  FOR

reserves in the amount of CHF 1,065,329.000 into

unrestricted reserves

PROPOSAL #3.: Approve the appropriation of available         ISSUER            YES             FOR                  FOR

earnings, as specified

PROPOSAL #4.: Grant discharge to the Members of the          ISSUER            YES             FOR                  FOR

Board of Directors for their activities in the 2009

business year

PROPOSAL #5.1.1: Re-elect Albert Abderhalden as a              ISSUER            YES             FOR                  FOR

Member to the Board of Directors for a further 1-year

 term of Office

PROPOSAL #5.1.2: Re-elect Noreen Hynes as a Member to        ISSUER            YES             FOR                  FOR

 the Board of Directors for a further 1-year term of

Office

PROPOSAL #5.1.3: Re-elect Hugo Kane as a Member to            ISSUER            YES             FOR                  FOR

the Board of Directors for a further 1-year term of

PROPOSAL #5.1.4: Re-elect Owen Killian as a Member to        ISSUER            YES             FOR                  FOR

 the Board of Directors for a further 1-year term of

Office

PROPOSAL #5.2.1: Re-elect Denis Buckley as a Member          ISSUER            YES             FOR                  FOR

to the Board of Directors for a further 2-year term

of Office

PROPOSAL #5.2.2: Re-elect J. Brian Davy as a Member          ISSUER            YES             FOR                  FOR

to the Board of Directors for a further 2-year term

of Office

PROPOSAL #5.2.3: Re-elect Patrick McEniff as a Member        ISSUER            YES             FOR                  FOR

 to the Board of Directors for a further 2-year term

of Office

PROPOSAL #5.2.4: Re-elect J. Maurice Zufferey as a            ISSUER            YES             FOR                  FOR

Member to the Board of Directors for a further 2-year

 term of Office

PROPOSAL #5.3.1: Re-elect Denis Lucey as a Member to         ISSUER            YES             FOR                  FOR

the Board of Directors for a further 3-year term of

Office

PROPOSAL #5.3.2: Re-elect William Murphy as a Member         ISSUER            YES             FOR                  FOR

to the Board of Directors for a further 3-year term

of Office

PROPOSAL #5.3.3: Re-elect Hans Sigrist as a Member to        ISSUER            YES             FOR                  FOR

 the Board of Directors for a further 3-year term of

Office

PROPOSAL #6.: Elect PricewaterhouseCoopers AG, Zurich        ISSUER            YES             FOR                  FOR

 as the Auditors for the 2010 business year

PROPOSAL #7.1: Amend the Article 5 of the Articles of        ISSUER            YES         AGAINST           AGAINST

 Association, as specified

PROPOSAL #7.2: Amend the Article 6 of the Articles of        ISSUER            YES             FOR                  FOR

 Association, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASAHI BREWERIES,LTD.

  TICKER:                  N/A                 CUSIP:   J02100113

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Renewal of the Plan against Large-Scale        ISSUER            YES         AGAINST           AGAINST

 Purchases of the Shares in the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASAHI GLASS COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J02394120

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Delegation to the Board of Directors of        ISSUER            YES         AGAINST           AGAINST

 the authority to decide matters concerning the

offering of stock acquisition rights issued as stock

options to employees of the Company and Directors and

 employees of the Company's subsidiaries, etc.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASCIANO GROUP, MELBOURNE VIC

  TICKER:                  N/A                 CUSIP:   Q0557G103

  MEETING DATE:      10/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the consolidated          ISSUER             NO              N/A                  N/A

financial report of the Company and the separate

consolidated financial report of the Trust as well as

 the reports of the Company Directors and the

Auditors for the FYE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

FYE 30 JUN 2009

PROPOSAL #3.A: Elect Malcolm Broomhead as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires under Article 46(c) of

the Company's Constitution

PROPOSAL #3.B: Elect Robert [Bob] Edgar as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires under Article 46(c) of

the Company's Constitution

PROPOSAL #3.C: Elect Geoff Kleemann as a Director of         ISSUER            YES             FOR                  FOR

the Company, who retires under Article 46(c) of the

Company's Constitution

PROPOSAL #4.: Approve to grant of a maximum of                   ISSUER            YES             FOR                  FOR

3,861,702 options to acquire stapled securities in

Asciano to the Managing Director and Chief Executive

Officer, Mark Rowsthorn in accordance with the rules

of the Asciano Option and Rights Plan on the terms as

 specified

PROPOSAL #5.: Approve that the maximum aggregated              ISSUER            YES             FOR                  FOR

amount of remuneration which may be paid to Non-

Executive Directors in any years as calculated under

Article 50(a) of the Company's constitution be

increased by an amount of AUD 500,000 to AUD 1,500,000

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASSICURAZIONI GENERALI S P A

  TICKER:                  N/A                 CUSIP:   T05040109

  MEETING DATE:      7/14/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the draft merger by                            ISSUER             NO              N/A                  N/A

incorporation of Alleanza Assicurazioni S.P.A. and

Toro Assicurazioni S.P.A. into Assicurazioni Generali

 S.P.A., following the split-up of Toro Assicurazioni

 S.P.A.'s insurance business and one branch of

Alleanza Assicurazioni S.P.A.'s insurance business by

 way of contribution to Alleanza Toro S.P.A; ensuing

increase in share capital as a result of the merger

and the stock option plans adopted by Alleanza

Assicurazioni S.P.A. on 24 APR and 24 JUN 2003

respectively: ensuing changes to the Articles of

Association; related and consequent resolutions;

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASSOCIATED BRIT FOODS LTD

  TICKER:                  N/A                 CUSIP:   G05600138

  MEETING DATE:      12/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report and accounts 2009             ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Receive the Directors remuneration                ISSUER            YES             FOR                  FOR

report 2009

PROPOSAL #3.: Declare a final dividend of 14.1 per            ISSUER            YES             FOR                  FOR

ordinary share

PROPOSAL #4.: Re-elect Willard Gordon Galen Weston as        ISSUER            YES         AGAINST           AGAINST

 a Director

PROPOSAL #5.: Re-elect Lord Jay of Ewelme as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.: Re-election Javier Ferran as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-elect Timothy Clarke as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Re-appoint KPMG Audit Plc and authorize        ISSUER            YES             FOR                  FOR

 the Board to determine their remuneration

PROPOSAL #9.: Grant authority to issue equity or                ISSUER            YES             FOR                  FOR

equity-linked securities with pre-emptive rights

under a general authority up to an aggregate nominal

amount of GBP 14,900,000 and an additional amount

pursuant to a rights issue of up to GBP 14, 900,000

PROPOSAL #S.10: Grant authority to issue equity or            ISSUER            YES             FOR                  FOR

equity-linked securties without pre-emptive rights up

 to an aggregate nominal amount of GBP 2,200,000

PROPOSAL #S.11: Approve that a general meeting, other        ISSUER            YES             FOR                  FOR

 than an AGM, may be called on not less than 14 clear

 days' notice

PROPOSAL #S.12: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASX LTD

  TICKER:                  N/A                 CUSIP:   Q0604U105

  MEETING DATE:      9/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive the financial report,                   ISSUER             NO              N/A                  N/A

Directors' report and Auditor's report for ASX and

its controlled entities for the YE 30 JUN 2009

PROPOSAL #2.: To receive the financial report and the        ISSUER             NO              N/A                  N/A

 Auditor's report for the National Guarantee Fund for

 the YE 30 JUN 2009

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #4.A: Re-elect Roderic Holliday-Smith as a          ISSUER            YES             FOR                  FOR

Director of ASX, who retires by rotation

PROPOSAL #4.B: Re-elect Jillian Segal as a Director          ISSUER            YES             FOR                  FOR

of ASX, who retires by rotation

PROPOSAL #4.C: Re-elect Peter Warne as a Director of         ISSUER            YES             FOR                  FOR

ASX, who retires by rotation

PROPOSAL #4.D: Elect Peter Marriott as a Director of         ISSUER            YES             FOR                  FOR

ASX in accordance with the Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AUCKLAND INTERNATIONAL AIRPORT LTD

  TICKER:                  N/A                 CUSIP:   Q06213104

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect John Brabazon as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Re-elect Richard Didsbury as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Elect Henry Van Der Heyden as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Elect James Miller as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Authorize the Board to fix the                       ISSUER            YES             FOR                  FOR

remuneration of Deloitte as the Auditor of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AUSTRALIA & NEW ZEALAND BANKING GROUP LTD, MELBOUR

  TICKER:                  N/A                 CUSIP:   Q09504137

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To consider the annual report,                       ISSUER             NO              N/A                  N/A

financial report and the reports of the Directors and

 the Auditor for the YE 30 SEP 2009

PROPOSAL #2.: Approve, for the purposes of ASX                   ISSUER            YES         ABSTAIN           AGAINST

Listing Rule 7.4, the issue of equity securities by

the Company, as specified

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 SEP 2009

PROPOSAL #4.a: Re-elect Mr. J.P. Morschel as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.b: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: elect Mr. R.J. Reeves as a

Director

PROPOSAL #4.c: Elect Mr. Lee Hsien Yang as a                       ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the

Company's Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BALFOUR BEATTY PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G3224V108

  MEETING DATE:      10/7/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the acquisition of Parsons                ISSUER            YES             FOR                  FOR

Brinckerhoff Inc

PROPOSAL #2.: Approve to increase the authorized                ISSUER            YES             FOR                  FOR

share capital of the Company

PROPOSAL #3.: Approve to renew the Directors                       ISSUER            YES             FOR                  FOR

authority to allot shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCA CARIGE SPA CASSA DI RISPARMIO DI GENOVA E IM

  TICKER:                  N/A                 CUSIP:   T0881N128

  MEETING DATE:      11/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to issue, in 1 or more                       ISSUER             NO              N/A                  N/A

tranches, within 1 year, convertible bonds to be

offered to the shareholders, for a max countervalue

of EUR 400 million and amend Article 5 of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCA MONTE DEI PASCHI DI SIENA SPA, SIENA

  TICKER:                  N/A                 CUSIP:   T1188A116

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the stock granting event for            ISSUER             NO              N/A                  N/A

the FY 2008

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO ESPIRITO SANTO SA, LISBOA

  TICKER:                  N/A                 CUSIP:   X0346X153

  MEETING DATE:      7/16/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect Mr. Luis Carlos Trabuco Cappi as         ISSUER             NO              N/A                  N/A

a Member of the Board of Directors, until the end of

the current mandate [2008 to 2011], increasing the

number of Members of the Board of Directors of Banco

Espirito Santo, S.A., from 26 to 27 Members

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK OF EAST ASIA LTD, HONG KONG

  TICKER:                  N/A                 CUSIP:   Y06942109

  MEETING DATE:      12/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve to increase the authorized              ISSUER            YES             FOR                  FOR

share capital of the Bank by USD 500,000,000 by the

creation of 500,000 Substitute Preference Shares of

USD 1,000 each, with the rights and subject to the

restrictions set out in the Bank's Articles of

Association as amended by this Resolution; amend the

Articles of Association of the Bank as follows: [i]

by inserting a new Article 4C with the specified

terms after the existing Article 4B; [ii] by

inserting a new Schedule A with the specified terms

issued by the Bank of even date herewith after the

existing Article 135; and authorize the Board of

Directors to issue and allot 500,000 Substitute

Preference Shares of USD 1,000 each in the aggregate

value of USD 500,000,000 which fall to be issued upon

 the occurrence of a Substitution Event to the then

holders of the Innovate Preference Shares according

to the terms of the Substitution Deed and the

PROPOSAL #2.: Re-elect Dr. Isidro Faine Casas as a            ISSUER            YES             FOR                  FOR

Director of the Bank

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BARCLAYS PLC

  TICKER:                  N/A                 CUSIP:   G08036124

  MEETING DATE:      8/6/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors the proposed            ISSUER            YES             FOR                  FOR

disposal by Barclays Plc of the Barclays Global

Investors business and ancillary arrangements,

pursuant to the BGI Disposal Agreement [as specified

in the circular to shareholders dated 09 JUL 2009] in

 the manner and on the terms and conditions of the

BGI Disposal Agreement and which, as described in the

 circular, comprises a Class 1 transaction under the

Listing Rules, to take all such steps as may be

necessary or desirable in relation thereto and to

carry the same into effect with such modifications,

variations, revisions or amendment [providing such

modifications, variation or amendments are not of a

material nature] as they shall deem necessary or

desirable

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BELGACOM SA DE DROIT PUBLIC, BRUXELLES

  TICKER:                  N/A                 CUSIP:   B10414116

  MEETING DATE:      1/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1.1: Acknowledgement and discussion of            ISSUER             NO              N/A                  N/A

the following documents: the proposal for a partial

demerger by acquisition approved in accordance with

Article 677 in conjunction with 728 of the Belgian

Companies Code, by the Boards of Directors of

Belgacom SA under Public Law [hereinafter Belgacom

SA] and Telindus Group NV, with its registered office

 at 3001 Heverlee, Geldenaaksebaan, 355 and with

Company number 0422 674 035 on 22 and 26 OCT 2009,

and filled with the Clerk of the Commercial Courts of

 Brussels and Leuven on 19 NOV 2009, the report of

the Board of Directors of 30 NOV 2009 in accordance

with [i] Article 677 in conjunction with Article 730

and (ii) 602 of the Belgian Companies Code, the

Auditor's report of 30 NOV 2009 on partial demerger

in accordance with Article 602, Paragraph 3 in

conjunction with Article 731 of the Belgian Companies

 Code

PROPOSAL #A.1.2: Pursuant to Article 677 in                        ISSUER             NO              N/A                  N/A

conjunction with 732 of the Belgian Companies Code,

notification by the Board of Directors of any

important change in the assets or liabilities of the

Companies involved that has occurred since the date

of the proposal for a partial demerger

PROPOSAL #A.2.1: Approve the partial demerger of                ISSUER             NO              N/A                  N/A

Telilndus with the transfer of part of its corporate

assets to Belgacom SA, without dissolution and

without ceasing to exist; the transfer of the

demerged corporate assets will take place in

accordance with Article 740, Section 2 of the Belgian

 Companies Code, i.e., without the issue of shares by

 Belgacom SA and without the exchange of Belgacom SA

shares for shares of the Telindus Group NV, as from

01 JAN 2010, from the point of view of direct taxes

and accounting, all operations made by the Telindus

Group will be carried out for the account of

Belgacom; as detailed in the proposal for a partial

demerger, as a consequence of the proposed partial

demerger, Telindus Group shall transfer to Belgacom

the Belgian participations of Telindus Group as well

as any supporting activities that are exclusively or

mainly at the service of these Belgian companies, the

 international participations and the activities

specifically aimed at supporting these international

companies shall remain with Telindus Group

PROPOSAL #A.2.2: Approve, in application of Article          ISSUER             NO              N/A                  N/A

740, Section 2 of the Belgian Companies Code, that

Belgacom shall not issue any new shares and/or

acquire its own shares in exchange for the shares

which it holds in Telindus Group, at the level of

Belgacom, the book value of the participation in the

Telindus Group [which is part of the financial fixed

assets] as a result of this partial demerger will be

partially replaced by (i) the property components

transferred by Telindus Group and (ii) goodwill

PROPOSAL #B.1.1: Acknowledgment and discussion of the        ISSUER             NO              N/A                  N/A

 following documents the proposal for a partial

demerger by acquisition approved, in accordance with

Article 677 in conjunction with Article 728 of the

Belgian Companies Code, by the Boards of Directors of

 Belgacom SA and of Belgacom Skynet SA, with its

registered office at 1030 Brussels, Boulevard du Roi

Albert II, 27, and with Company number 0460.102.672

on 22 and 23 OCT 2009 and filed with the Clerk of the

 Brussels Commercial Court on 19 NOV 2009; the report

 of the Board of Directors of 30 NOV 2009 in

accordance with (i) Article 677 in conjunction with

Article 730 and (ii) Article 602 of the Belgian

Companies Code; the Auditor's report of 30 NOV 2009

on the partial demerger in accordance with Article

602, Paragraph 3 in conjunction with Article 731 of

the Belgian Companies Code

PROPOSAL #B.1.2: Pursuant to Article 677 in                        ISSUER             NO              N/A                  N/A

conjunction with Article 732 of the Belgian Companies

 Code, notification by the Board of Directors of any

important change in the assets or liabilities of the

companies involved that has occurred since the date

of the proposal for a partial demerger

PROPOSAL #B.2.1: Approve the partial demerger of                ISSUER             NO              N/A                  N/A

Belgacom Skynet, which involves the transfer of part

of its corporate assets to Belgacom SA, without

dissolution and without ceasing to exist; the

transfer of the demerged corporate assets shall take

place in accordance with Article 740, Section 2 of

the Belgian Companies Code, i.e., without the issue

of shares by Belgacom SA and without the exchange of

Belgacom SA shares for shares of Belgacom Skynet; as

from 01 JAN 2010, from the point of view of direct

taxes and accounting, all operations made by Belgacom

 Skynet will be carried out for the account of

Belgacom; as detailed in the proposal for a partial

demerger, as a result of the partial demerger,

Belgacom Skynet shall transfer all its operational

activities and related assets and liabilities to

Belgacom SA with the exception of (i) the financial

participation in Skynet iMotion Activities SA, with

its registered office at rue Carli 2, 1140 Evere and

with company number 0875.092.626 and (ii) the

investments placed with Belgacom Group International

Services NV, with its registered office at

Geldenaaksebaan 335, 3001 Hevertee and with company

PROPOSAL #B.2.2: Approve, in application of Article          ISSUER             NO              N/A                  N/A

740, Section 2 of the Belgian Companies Code, that

Belgacom shall not issue any new shares and/or

acquire shares in itself in exchange for the shares

which it holds in Belgacom Skynet, at the level of

Belgacom, the book value of the participation in

Belgacom Skynet [which is part of the financial fixed

 assets] as a result of this partial demerger will be

 partially replaced by (i) the property components

transferred by Belgacom Skynet and (ii) goodwill

PROPOSAL #C.1: Acknowledgment, discussion and                     ISSUER             NO              N/A                  N/A

approval of the joint merger proposal equivalent to a

 merger by acquisition, by the Board of Directors of

Belgacom SA on the one hand and by the Boards of

Directors of the following companies on the other

hand, drawn up in accordance with Article 719 of the

Belgian Companies Code [the Merger proposal]:

Belgacom Mobile SA, with its registered office at

1030 Brussels, Boulevard du Roi Albert II, 27, and

with company number 0453.918.428; Telindus NV, with

its registered office at 3001 Heverlee,

Geldenaaksebaan, 355, and company number

0442.257.642; Telindus Sourcing SA, with its

registered office at 7000 Mons, Avenue Thomas

Edison,1, and company number 0457.839.802; this

merger proposal was drawn up on 22, 23 and 28 OCT

2009 and was filed on behalf of Belgacom SA and

Belgacom Mobile SA with the Clerk of the Brussels

Commercial Court on 19 NOV 2009; it was filed on

behalf of Telindus SA with the Clerk of the Leuven

Commercial Court on 19 November 2009, and filed on

behalf of Telindus Sourcing SA with the Clerk of the

PROPOSAL #C.2: Approve the acquisition by the company        ISSUER             NO              N/A                  N/A

 Belgacom SA of the Companies Belgacom Mobile SA,

Telindus NV and Telindus Sourcing SA, in the form of

a transaction equivalent to a merger in the sense of

Article 676, section 1of the Belgian Companies Code;

as from 01 JAN 2010, from the point of view of direct

 taxes and accounting, all the operations performed

by each of the 3 afore-mentioned Companies will be

deemed to have been carried out for the account of

PROPOSAL #D.1: Authorize the Board of Directors, with        ISSUER             NO              N/A                  N/A

 power of substitution, for the implementation of the

 decisions taken

PROPOSAL #D.2: Approve to grant special authority for        ISSUER             NO              N/A                  N/A

 the procedures or the VAT authorities and the

Crossroads Bank for Enterprises and publication in

the appendixes of the Belgian Official Gazette

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BENDIGO AND ADELAIDE BANK LTD, BENDIGO VIC

  TICKER:                  N/A                 CUSIP:   Q1456C110

  MEETING DATE:      10/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the Company's          ISSUER             NO              N/A                  N/A

financial report, Directors' report and report by the

 Auditor for the YE 30 JUN 2009

PROPOSAL #2.: Re-elect Ms. J Dawson as a Director of         ISSUER            YES             FOR                  FOR

the Company, who retires from office under Rule 69 of

 the Company's Constitution

PROPOSAL #3.: Re-elect Ms. D Radford as a Director of        ISSUER            YES             FOR                  FOR

 the Company, who retires from office under Rule 69

of the Company's Constitution

PROPOSAL #4.: Re-elect Mr. A. Robinson as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires from office under Rule 69

 of the Company's Constitution

PROPOSAL #5.: Approve, for the purposes of ASX                   ISSUER            YES             FOR                  FOR

Listing Rule 7.4 and all other purposes, the issue of

 securities by the Company, as specified

PROPOSAL #6.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

Company as set out in the annual report for the FYE

30 JUN 2009

PROPOSAL #7.: Approve, for all purposes, including            ISSUER            YES         AGAINST           AGAINST

ASX Listing Rule 10.14, to issue performance shares

to the Managing Director, Mr. M Hirst, under the

Employee Salary Sacrifice, Deferred Share and

Performance Share Plan as specified and any issue of

ordinary shares upon vesting of those performance

shares, and the issue of corresponding shares in the

Company to the Bendigo and Adelaide Bank Employee

PROPOSAL #8.: Approve, for all purposes, including            ISSUER            YES         AGAINST           AGAINST

ASX Listing Rule 10.14, to issue performance shares

to the Executive Director, Mr. J. McPhee, under the

Employee Salary Sacrifice, Deferred Share and

Performance Share Plan as specified and any issue of

ordinary shares upon vesting of those performance

shares, and the issue of corresponding shares in the

Company to the Bendigo and Adelaide Bank Employee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BERKELEY GROUP HLDGS PLC

  TICKER:                  N/A                 CUSIP:   G1191G120

  MEETING DATE:      9/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts for the YE 30 APR         ISSUER            YES         AGAINST           AGAINST

2009, together with the reports of the Directors and

the Auditors thereon

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the FYE 30 APR 2009

PROPOSAL #3.: Re-elect Tony Pidgley as an Executive          ISSUER            YES             FOR                  FOR

Director on his retirement by rotation

PROPOSAL #4.: Re-elect Tony Carey as an Executive              ISSUER            YES             FOR                  FOR

Director on his retirement by rotation

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES         AGAINST           AGAINST

as the Auditors of the Company until the conclusion

of the next general meeting of the Company at which

accounts are laid

PROPOSAL #6.: Authorize the Directors to agree the            ISSUER            YES         AGAINST           AGAINST

Auditors' remuneration

PROPOSAL #S.7: Adopt the existing Articles of                     ISSUER            YES             FOR                  FOR

Association of the Company produced to the Meeting

and initialed by the Chairman for the purpose of

identification in substitution for, and to the

exclusion of the existing Articles of Association;

the existing authorized but unissued B shares in the

Company be and hereby redesignated as Ordinary shares

 of 5p each, the authorized share capital of the

Company be GBP 46,250,000 divided into 925,000,000

Ordinary shares of 5 pence each; and amend with

effect from 00.01 a.m on 01 OCT 2009, all the

provisions of the Company's Memorandum of Association

 which by virtue of Section 28 of the Companies Act

2006, would be treated as provisions of the Company's

 Articles of Association with effect from such time

be and they are hereby deleted

PROPOSAL #8.: Authorize the Directors, for the                   ISSUER            YES             FOR                  FOR

purpose of Section 80 of the Companies Act 1985 [the

Act], to allot relevant securities [Section 80[2] of

the Act] up to an aggregate nominal amount of GBP

2,178,809 representing 33.3% of the total issued

share capital of the Company as at 11 AUG 2009 and

comprising equity securities [Section 94 of the Act]

up to an aggregate nominal amount of GBP 4,357,618 in

 connection with and or pursuant to an offer or

invitation by way of a rights issue in favor of

holders of ordinary shares in proportion to the

respective number of Ordinary shares held by them on

the record date for such allotment, but subject to

such exclusions or arrangements as the Directors may

consider necessary or appropriate to deal with

fractional entitlements, treasury shares, record

dates, or legal regulatory or practical difficulties

which may arise under the laws of or the requirements

 of any regulatory body or stock exchange in any

territory or any other matter whatsoever; [Authority

expires the earlier of the conclusion of the AGM of

the Company to be held in 2010 or 08 SEP 2010]; and

the Directors may allot relevant securities after the

 expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry;

pursuant to Section 80 [other than the authority

given to the Directors by resolution 2 of the EGM of

The Berkeley Group Plc held on 17 SEP 2004 and taking

PROPOSAL #9.: Authorize the Directors, for the                   ISSUER            YES             FOR                  FOR

purpose of Section 80 of the Companies Act 1985, to

allot relevant securities [Section 80[2] of the said

Act] up to an aggregate nominal amount of GBP 666,293

 as required for the purpose of satisfying awards

made under The Berkeley Group Holdings Plc 2004[b]

Long Term Incentive Plan and Part A of the Berkeley

Group Holdings Plc 2009 Long Term Incentive Plan;

[Authority expires at the conclusion of 5 years]; and

 the Directors may allot relevant securities after

the expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry; this

authority shall be concurrent with and shall not

increase the number of relevant securities that may

be allotted pursuant to the authority given by way of

 the EGM of The Berkeley Group plc held on 17 SEP

2004 and taking effect on 25 OCT 2004

PROPOSAL #S.10: Authorize the Directors, [pursuant to        ISSUER            YES             FOR                  FOR

 Section 95 of the Companies Act 1985], to allot

equity securities [Section 94[2] of the said Act]

and/or to sell relevant shares [Section 94[5] of the

said Act] out of treasury for cash, disapplying the

statutory pre-emption rights [Section 89[1]], did not

 apply to such allotment or sale in connection with

the Section 80 authority referred to in Resolution 8

above : i] pursuant to an offer to holder of equity

securities in the capital of the Company in

proportion [as nearly as practicable] to their

existing holdings of equity securities but subject to

 such exclusions or other arrangements in relation to

 fractional entitlements or legal or practical

problems under the laws of any territory, or

requirements of a regulatory body; ii] up to an

aggregate nominal amount of GBP 327,149; but so that

the Company, pursuant to the power granted by that

resolution, may enter into a contract to allot equity

 securities which would or might be completed wholly

PROPOSAL #S.11: Authorize the Directors, pursuant to         ISSUER            YES             FOR                  FOR

Section 95 of the Companies Act 1985, to allot equity

 securities [Section 94[2] of the said Act] or to

sell relevant shares [Section 94[5] of the said Act]

out of treasury for cash, as if Section 89[1] of the

said Act did not apply to such allotment or sale in

connection with the Section 80 authority referred to

in resolution 9 above

PROPOSAL #S.12: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purpose of Section 166 of the Companies Act 1985, to

make 1 or more market purchases [Section 163[3] of

the said Act] of Ordinary Shares being a total of

13,085,943, at a minimum price of 5 pence in each

case [exclusive of expenses] and up to 105% of the

average middle market quotations for an Ordinary

Share as derived from the London Stock Exchange Daily

 Official List, over the previous 5 business days;

[Authority expires the earlier of the conclusion of

the AGM of the Company to be held in 2010 or 08 SEP

2010]; and the Company, before the expiry, may make a

 contract to purchase Ordinary shares and may make a

purchase of Ordinary shares, pursuant to any such

contract which purchase or contract would or might be

 executed wholly or partly after the expiration of

such authority and for the purpose of this resolution

 Ordinary Shares means the ordinary shares of 5 pence

 each in the capital of the Company

PROPOSAL #13.: Authorize the Company, pursuant to              ISSUER            YES             FOR                  FOR

Section 366 of the Companies Act 2006 and any Company

 which is a subsidiary of the Company during the

period to this resolution relates i] to make

donations to EU political organizations not exceeding

 GBP 50,000; and ii] incur EU political expenditure

not exceeding GBP 50,000 provided such donations

and/or expenditure does not in aggregate exceed GBP

50,000 during the period to which this resolution

relates; and [Authority expires at the conclusion of

the AGM of the Company in 2010]; for the purposes of

this resolution donation, political organizations,

and political expenditure are to be construed in

accordance with part 14 of the Companies Act 2006

PROPOSAL #S.14: Approve that EGM may be called by              ISSUER            YES             FOR                  FOR

notice of not less than 14 clear days

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BHP BILLITON LTD, MELBOURNE VIC

  TICKER:                  N/A                 CUSIP:   Q1498M100

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive the 2009 Financial                        ISSUER            YES             FOR                  FOR

Statements and Reports for BHP Billiton Limited and

BHP Billiton Plc

PROPOSAL #2.: To re-elect Mr. Carlos Cordeiro as a            ISSUER            YES             FOR                  FOR

Director of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #3.: To re-elect Mr. David Crawford as a              ISSUER            YES             FOR                  FOR

Director of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #4.: To re-elect The Hon E Gail de Planque          ISSUER            YES             FOR                  FOR

as a Director of BHP Billiton Limited and BHP

PROPOSAL #5.: To re-elect Mr. Marius Kloppers as a            ISSUER            YES             FOR                  FOR

Director of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #6.: To re-elect Mr. Don Argus as a Director        ISSUER            YES             FOR                  FOR

 of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #7.: To re-elect Mr. Wayne Murdy as a                   ISSUER            YES             FOR                  FOR

Director of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #8.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES             FOR                  FOR

Auditor of BHP Billiton Plc

PROPOSAL #9.: To renew the general authority to issue        ISSUER            YES             FOR                  FOR

 shares in BHP Billiton Plc

PROPOSAL #10.: To renew the disapplication of pre-             ISSUER            YES             FOR                  FOR

emption rights in BHP Billiton Plc

PROPOSAL #11.: To approve the repurchase of shares in        ISSUER            YES             FOR                  FOR

 BHP Billiton Plc

PROPOSAL #12.i: To approve the cancellation of shares        ISSUER            YES             FOR                  FOR

 in BHP Billiton Plc held by BHP Billiton Limited on

30 April 2010

PROPOSAL #12.ii: To approve the cancellation of                 ISSUER            YES             FOR                  FOR

shares in BHP Billiton Plc held by BHP Billiton

Limited on 17 June 2010

PROPOSAL #12iii: To approve the cancellation of                 ISSUER            YES             FOR                  FOR

shares in BHP Billiton Plc held by BHP Billiton

Limited on 15 September 2010

PROPOSAL #12.iv: To approve the cancellation of                 ISSUER            YES             FOR                  FOR

shares in BHP Billiton Plc held by BHP Billiton

Limited on 11 November 2010

PROPOSAL #13.: To approve the 2009 Remuneration Report      ISSUER            YES             FOR                  FOR

PROPOSAL #14.: To approve the grant of awards to Mr.         ISSUER            YES             FOR                  FOR

Marius Kloppers under the GIS and the LTIP

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BHP BILLITON PLC

  TICKER:                  N/A                 CUSIP:   G10877101

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive the 2009 Financial                        ISSUER            YES             FOR                  FOR

Statements and Reports for BHP Billiton Limited and

BHP Billiton Plc

PROPOSAL #2.: To re-elect Mr. Carlos Cordeiro as a            ISSUER            YES             FOR                  FOR

Director of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #3.: To re-elect Mr. David Crawford as a              ISSUER            YES             FOR                  FOR

Director of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #4.: To re-elect The Hon E Gail de Planque          ISSUER            YES             FOR                  FOR

as a Director of BHP Billiton Limited and BHP

PROPOSAL #5.: To re-elect Mr. Marius Kloppers as a            ISSUER            YES             FOR                  FOR

Director of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #6.: To re-elect Mr. Don Argus as a Director        ISSUER            YES             FOR                  FOR

 of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #7.: To re-elect Mr. Wayne Murdy as a                   ISSUER            YES             FOR                  FOR

Director of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #8.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES             FOR                  FOR

Auditor of BHP Billiton Plc

PROPOSAL #9.: To renew the general authority to issue        ISSUER            YES             FOR                  FOR

 shares in BHP Billiton Plc

PROPOSAL #10.: To renew the disapplication of pre-             ISSUER            YES             FOR                  FOR

emption rights in BHP Billiton Plc

PROPOSAL #11.: To approve the repurchase of shares in        ISSUER            YES             FOR                  FOR

 BHP Billiton Plc

PROPOSAL #12.i: To approve the cancellation of shares        ISSUER            YES             FOR                  FOR

 in BHP Billiton Plc held by BHP Billiton Limited on

30 April 2010

PROPOSAL #12.ii: To approve the cancellation of                 ISSUER            YES             FOR                  FOR

shares in BHP Billiton Plc held by BHP Billiton

Limited on 17 June 2010

PROPOSAL #12iii: To approve the cancellation of                 ISSUER            YES             FOR                  FOR

shares in BHP Billiton Plc held by BHP Billiton

Limited on 15 September 2010

PROPOSAL #12.iv: To approve the cancellation of                 ISSUER            YES             FOR                  FOR

shares in BHP Billiton Plc held by BHP Billiton

Limited on 11 November 2010

PROPOSAL #13.: To approve the 2009 Remuneration Report      ISSUER            YES             FOR                  FOR

PROPOSAL #14.: To approve the grant of awards to Mr.         ISSUER            YES             FOR                  FOR

Marius Kloppers under the GIS and the LTIP

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BILLABONG INTERNATIONAL LTD

  TICKER:                  N/A                 CUSIP:   Q1502G107

  MEETING DATE:      10/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Gordon Merchant as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

Article 6.3 (b) of the Company's Constitution

PROPOSAL #2.: Re-elect Ms. Colette Paull as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Article 6.3 (b) of the Company's Constitution

PROPOSAL #3.: Re-elect Mr. Paul Naude as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation in accordance with the

Article 6.3 (b) of the Company's Constitution

PROPOSAL #4.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #5.: Approve, for the purposes of ASX                   ISSUER            YES             FOR                  FOR

Listing Rule 10.14, the award of up to 88,170 fully

paid ordinary shares, for no consideration, to Mr.

Derek O'Neill pursuant to the Billabong International

 Limited Executive Performance Share Plan for the FYE

 30 JUN 2010

PROPOSAL #6.: Approve, for the purposes of ASX                   ISSUER            YES             FOR                  FOR

Listing Rule 10.14, the award of up to 76,262 fully

paid ordinary shares, for no consideration, to Mr.

Paul Naude pursuant to the Billabong International

Limited Executive Performance Share Plan for the FYE

30 JUN 2010

PROPOSAL #7.: Approve the amendment of the terms of          ISSUER            YES             FOR                  FOR

grant of options granted under the Executive

Performance and Retention Plan during the 2008/09 FY

to Mr. Derek O'Neill, Mr. Craig White and Mr. Shannan

 North to adjust the exercise price of the options in

 the manner as specified

PROPOSAL #8.: Approve the amendment of the terms of          ISSUER            YES             FOR                  FOR

grant of options granted under the Executive

Performance and Retention Plan during the 2008/09 FY

to Mr. Paul Naude, to adjust the exercise price of

the options in the manner as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BLUESCOPE STL LTD

  TICKER:                  N/A                 CUSIP:   Q1415L102

  MEETING DATE:      11/12/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report, financial            ISSUER             NO              N/A                  N/A

statements and the reports of the Directors and the

Auditor for the YE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report [which is        ISSUER            YES             FOR                  FOR

 contained in the Directors' report] for the YE 30

JUN 2009

PROPOSAL #3.1: Elect Mr. Kevin McCann AM as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Company's Constitution

PROPOSAL #3.2: Elect Mr. Daniel Grollo as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation in accordance with the

Company's Constitution

PROPOSAL #3.3: Elect Mr. Kenneth Dean as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation in accordance with the

Company's Constitution

PROPOSAL #4.: Approve the grant of share rights to            ISSUER            YES             FOR                  FOR

the Managing Director and Chief Executive Officer,

Mr. Paul O'Malley, under the Long Term Incentive

Plan, for all purposes, including for the purpose of

ASX Listing Rule 10.14

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BORAL LTD NEW

  TICKER:                  N/A                 CUSIP:   Q16969109

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To consider the financial reports, the         ISSUER             NO              N/A                  N/A

Directors' report and the Auditors' report for the YE

 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #3.: Re-elect Ken Moss as a Director of the         ISSUER            YES             FOR                  FOR

Company

PROPOSAL #S.4: Approve to include the proportional            ISSUER            YES             FOR                  FOR

takeover approval provisions currently contained in

Schedule 5 of the Constitution of the Company as

Schedule 5 in the Constitution of the Company for a

further period of 3 years from the date of the

meeting convened by this notice of meeting

PROPOSAL #5.: Approve the award to Mr. Mark Selway,          ISSUER            YES             FOR                  FOR

the Chief Executive Officer designate, of rights to

fully paid ordinary shares in the Company on the

terms as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRAMBLES LTD

  TICKER:                  N/A                 CUSIP:   Q6634U106

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                 ISSUER             NO              N/A                  N/A

Directors' report and the Auditors' report for

Brambles and the Group for the YE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report for                 ISSUER            YES             FOR                  FOR

Brambles and the Group for the YE 30 JUN 2009

PROPOSAL #3.: Elect Mr. John Patrick Mullen as a                ISSUER            YES             FOR                  FOR

Director to the Board of Brambles

PROPOSAL #4.: Elect Mr. Brian Martin Schwartz AM as a        ISSUER            YES             FOR                  FOR

 Director to the Board of Brambles

PROPOSAL #5.: Re-elect Mr. Graham John Kraehe AO as a        ISSUER            YES             FOR                  FOR

 Director to the Board of Brambles

PROPOSAL #6.: Re-elect Mr. Stephen Paul Johns as a            ISSUER            YES             FOR                  FOR

Director to the Board of Brambles

PROPOSAL #7.: Re-elect Ms. Sarah Carolyn Hailes Kay          ISSUER            YES             FOR                  FOR

as a Director to the Board of Brambles

PROPOSAL #S.8: Amend the Brambles' Constitution, as          ISSUER            YES             FOR                  FOR

specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRIDGESTONE CORPORATION

  TICKER:                  N/A                 CUSIP:   J04578126

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve Retirement Allowance for                   ISSUER            YES         AGAINST           AGAINST

Retiring Corporate Auditors, and Payment of Accrued

Benefits associated with Abolition of Retirement

Benefit System for Current Corporate Auditors

PROPOSAL #6.: Amend the Compensation to be received          ISSUER            YES             FOR                  FOR

by Corporate Auditors

PROPOSAL #7.: Presentation of Remuneration by Stock          ISSUER            YES             FOR                  FOR

Options to the Members of the Board

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRITISH AIRWAYS PLC, HARMONDSWORTH

  TICKER:                  N/A                 CUSIP:   G14980109

  MEETING DATE:      7/14/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the accounts for the         ISSUER            YES             FOR                  FOR

YE 31 MAR 2009, together with the reports of the

Directors

PROPOSAL #2.: Approve the Remuneration Report                     ISSUER            YES             FOR                  FOR

contained within the Report and Accounts for the YE

31 MAR 2009

PROPOSAL #3.: Re-elect Martin Broughton as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires in accordance with the

Article 94 of the Company's Articles of Association

PROPOSAL #4.: Re-elect Keith Williams, as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires in accordance with the

Article 94 of the Company's Articles of Association

PROPOSAL #5.: Re-appoint Ernst & Young LLP as Auditor        ISSUER            YES             FOR                  FOR

 of the Company to hold office from the conclusion of

 the meeting to the conclusion of the next meeting at

 which accounts are laid before the Company

PROPOSAL #6.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the Auditor's remuneration

PROPOSAL #7.: Authorize the Directors, pursuant to            ISSUER            YES             FOR                  FOR

and in accordance with Section 80 of the Companies

Act 1985 to allot relevant securities [as specified

in Section 80[2] of the Companies Act 1985]: [i] up

to a nominal amount of GBP 95million; [ii] comprising

 equity securities [as specified in the Companies Act

 1985] up to a further nominal amount of GBP 95

million in connection with an offer by way of a

rights issue; [Authority expires at the end of the

next AGM of the Company or on 14 OCT 2010 whichever

is earlier]; that the Company may make offers and

enter into agreements during the relevant period

which would, or might, require relevant securities to

 allotted after the authority ends

PROPOSAL #8.: Approve to increase the authorized                ISSUER            YES             FOR                  FOR

share capital of the Company from GBP 378 million to

GBP 490 million by the creation of an additional 448

million ordinary shares of 25 pence each

PROPOSAL #S.9: Authorize the Directors, subject to            ISSUER            YES             FOR                  FOR

the passing of Resolution 7 above to allot equity

securities [as specified in Section 94[2] of the

Companies Act 1985] wholly for cash: [i] pursuant to

the authority given by paragraph [i] of Resolution 7

above or where the allotment constitutes an allotment

 of equity securities by virtue of section 94[3A] of

the Companies Act 1985 in each case: [i] in

connection with a pre-emptive offer; and [ii]

otherwise than in connection with a pre-emptive

offer, up to an aggregate nominal amount of GBP 14

million; and [ii] pursuant to the authority given by

paragraph [ii] of Resolution 7 above in connection

with a rights issue, as if Section 89 [1] of the

Companies Act 1985 did not apply to any such

allotment; [Authority expires the end of the next AGM

 of the Company or on 14 OCT 2010 whichever is

earlier]; and the Directors may allot equity

securities after the expiry of this authority in

pursuance of such an offer or agreement made prior to

PROPOSAL #S.10: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purposes of section 166 of the Companies Act 1985 to

make market purchases [within the meaning of Section

163[3] of the Companies Act 1985] of its ordinary

shares upon and subject to the following conditions:

[a] the maximum number of ordinary shares which are

authorized to be purchased shall be such number as

represents 10% of the aggregate nominal amount of the

 Company issued ordinary share capital as at the date

 of the passing of this resolution; [b] the maximum

price, exclusive of any expenses, which may be paid

for any ordinary share shall be the higher of [1] an

amount equal to 105% of the average of the middle

market quotations for the Company's ordinary shares

as derived from the London Stock Exchange Daily

Official List for the 5 business days immediately

preceding the date on which such shares are

contracted to be purchased; and [2] the higher of the

 price of the last independent trade and the highest

current independent bid on the London Stock Exchange

Daily Official List at the time that the purchase is

carried out; [c] the minimum price, exclusive of any

expenses, which may be paid for any ordinary share

shall not be less than the nominal value of such

ordinary share at the time of the purchase; and

[Authority expires at the end of the next AGM of the

Company or 14 OCT 2010, whichever is earlier]; the

Company, before the expiry, may make a contract to

purchase ordinary shares which will or may be

PROPOSAL #S.11: Approve a general meeting other than         ISSUER            YES             FOR                  FOR

an AGM may be called on not less than 14 clear days'

notice

PROPOSAL #S.12: Approve that with effect 00:01am on          ISSUER            YES             FOR                  FOR

01 OCT 2009: [i] amend the Articles of Association by

 deleting all the provisions of the Company's

Memorandum of Association which, by virtue of Section

 28 Companies Act 2006, are to be treated as

provisions of the Company's Articles of Association;

and [ii] the Articles of Association produced to the

meeting and initialed by the Chairman of the meeting

for the purposes of identification, be adopted as the

 Articles of Association of the Company in

substitution for, and to the exclusion of the

existing Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRITISH AIRWAYS PLC, HARMONDSWORTH

  TICKER:                  N/A                 CUSIP:   G14980109

  MEETING DATE:      8/6/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors, subject to and        ISSUER            YES             FOR                  FOR

 conditional upon Resolution 2 being passed and in

addition to, and not in substitution for any existing

 authority and pursuant to Section 80 of the

Companies Act 1985 [the ''Act''], to exercise all

power of the Company to allot relevant securities [as

 defined in Section 80(2) of the Act] up to an

aggregate nominal amount of GBP 63,710,685;

[Authority expires the earlier of the conclusion of

the AGM of the Company or 15 months]; and the

Directors may allot relevant securities after the

expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry

PROPOSAL #S.2: Authorize the Directors, subject to            ISSUER            YES             FOR                  FOR

and conditional upon Resolution 1 being passed and in

 addition to, and not in substitution for any

existing authority and pursuant to Section 95 of the

Act, to allot equity securities [with the meaning of

Section 94 of the Act] for cash pursuant to the

authority conferred by Resolution 1, as if sub-

Section (1) of Section 89 of the Act did not apply to

 any such allotment; [Authority expires the earlier

of the conclusion of the AGM of the Company or 15

months]; and the Directors may allot equity

securities after the expiry of this authority in

pursuance of such an offer or agreement made prior to

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRITISH LAND CO PLC R.E.I.T., LONDON

  TICKER:                  N/A                 CUSIP:   G15540118

  MEETING DATE:      7/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Directors and        ISSUER            YES         AGAINST           AGAINST

 the audited accounts for the YE 31 MAR 2009

PROPOSAL #2.: Re-elect Mr. Chris Gibson Smith as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.: Re-elect Mr. Chris Grigg as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Mr. Andrew Jones as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Mr. Tim Roberts as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-elect Mr. John Gildersleeve as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #7.: Re-elect Mr. Aubrey Adams as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #8.: Re-elect Mr. Robert Swannell as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #9.: Re-elect Lord Tumbull as a Director               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #10.: Re-appoint Deloitte LLP as the Auditors      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #11.: Authorize the Directors to fix the              ISSUER            YES         AGAINST           AGAINST

remuneration of the Auditors

PROPOSAL #12.: Approve the remuneration report and            ISSUER            YES             FOR                  FOR

accounts 2009 and the policy as specified

PROPOSAL #13.: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

unissued share capital or convertible securities of

the Company, granted by shareholders at a general

meeting on 03 MAR 2009, pursuant to Section 80 of the

 companies Act 1985 [the 1985 Act] and to grant the

Directors authority as specified to allot new shares

in respect of fully pre-emptive rights issues up to a

 further third of the issued ordinary share capital

of the Company until the Company's next AGM

PROPOSAL #S.14: Approve the pre-emption rights held          ISSUER            YES             FOR                  FOR

by existing shareholders which attach to future

issues of equity securities of the company for cash

by virtue of Section 89 of the companies Act 1985

PROPOSAL #S.15: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares pursuant to the Articles of Association

of the Company and in accordance with Section 166 of

the companies Act 1985

PROPOSAL #S.16: Approve the calling of general                   ISSUER            YES             FOR                  FOR

meetings [not being an AGM] by notice of at least 14

clear days

PROPOSAL #17.: Authorize the Company to make certain         ISSUER            YES             FOR                  FOR

limited donations to political parties, independent

candidates and political organizations of not more

than GBP 20,000 in total

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRITISH LAND CO PLC R.E.I.T., LONDON

  TICKER:                  N/A                 CUSIP:   G15540118

  MEETING DATE:      7/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the authorized                ISSUER            YES             FOR                  FOR

share capital from GBP 221,750,000 to GBP 360,000,000

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRITISH LAND CO PLC R.E.I.T., LONDON

  TICKER:                  N/A                 CUSIP:   G15540118

  MEETING DATE:      10/8/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the proposed transaction on the        ISSUER            YES             FOR                  FOR

 terms and conditions of the principal transaction

documents as specified and authorize the Directors of

 the Company to do all such acts and things on behalf

 of the Company and/or the Group as they may in their

 absolute discretion consider necessary or desirable

in order to implement and complete the proposed

transaction in accordance with the terms and

conditions of the principal transaction documents and

 carry but the transactions contemplated thereunder

[including the implementation and completion of any

transactions to be effected upon the termination of

the Joint Venture for any reason or on an earlier

default under the terms and conditions of the

principal transaction documents or on an exit prior

to such termination], subject to such immaterial

modification, variation, revision, waiver or

amendment thereto may in their absolute discretion

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRITISH SKY BROADCASTING GROUP PLC

  TICKER:                  N/A                 CUSIP:   G15632105

  MEETING DATE:      10/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements for            ISSUER            YES             FOR                  FOR

the YE 30 JUN 2009, together with the report of the

Directors and Auditors thereon

PROPOSAL #2.: Declare a final dividend for the YE 30         ISSUER            YES             FOR                  FOR

JUN 2009

PROPOSAL #3.: Re-appoint Tom Mockridge as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-appoint Nicholas Ferguson as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.: Re-appoint Andrew Higginson as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.: Re-appoint Jacques nasser as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-appoint Dame Gail Rebuck as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8.: Re-appoint David F. DeVoe as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Re-appoint Allan Leighton as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #10.: Re-appoint Arthur Siskind as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #11.: Re-appoint Deloitte LLP as the                     ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize the Directors

to fix their remuneration

PROPOSAL #12.: Approve the report on the Directors            ISSUER            YES             FOR                  FOR

remuneration for the YE 30 JUN 2009

PROPOSAL #13.: Authorize the Company and its                       ISSUER            YES             FOR                  FOR

subsidiaries to make political donations and incur

political expenditure

PROPOSAL #14.: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

shares under Section 551 of the Companies Act 2006

PROPOSAL #S.15: Approve to disapply statutory pre-             ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #S.16: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

PROPOSAL #S.17: Approve to allow the Company to hold         ISSUER            YES             FOR                  FOR

general meetings [other than AGMs] on 14 day's notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BT GROUP PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G16612106

  MEETING DATE:      7/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report and accounts                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the remuneration report                      ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Declare the final dividend                              ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Mr. Clayton Brendish                         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Mr. Phil Hodkinson                             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6.: Elect Mr.Tony Chanmugam                                    ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-appoint the Auditors                                    ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Approve the remuneration of the Auditors      ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Grant authority to allot shares                      ISSUER            YES             FOR                  FOR

PROPOSAL #S.10: Grant authority to allot shares for          ISSUER            YES             FOR                  FOR

cash

PROPOSAL #S.11: Grant authority to purchase own shares      ISSUER            YES             FOR                  FOR

PROPOSAL #S.12: Amend and adopt new Articles                       ISSUER            YES             FOR                  FOR

PROPOSAL #S.13: Approve the 14 days notice of meetings      ISSUER            YES             FOR                  FOR

PROPOSAL #14.: Grant authority for the political                ISSUER            YES         AGAINST           AGAINST

donations

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BURBERRY GROUP PLC

  TICKER:                  N/A                 CUSIP:   G1699R107

  MEETING DATE:      7/16/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Companys accounts for the          ISSUER            YES             FOR                  FOR

YE 31 MAR 2009 and the reports of the Directors and

Auditors thereon

PROPOSAL #2.: Approve the Directors remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 MAR 2009

PROPOSAL #3.: Declare a final dividend of 8.65p per          ISSUER            YES             FOR                  FOR

ordinary share

PROPOSAL #4.: Re-elect Mr. Angela Ahrendts as a                 ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #5.: Re-elect Mr. Stephanie George as a                ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #6.: Re-elect Mr. David Tyler as a Director         ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as Auditors of the Company

PROPOSAL #8.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the Auditors remuneration

PROPOSAL #9.: Authorize the political donations and          ISSUER            YES             FOR                  FOR

expenditure by the Company and all Companies that are

 its subsidiaries

PROPOSAL #S.10: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own ordinary shares

PROPOSAL #11.: Authorize the Directors to allot shares      ISSUER            YES             FOR                  FOR

PROPOSAL #S.12: Approve to renew the Directors                   ISSUER            YES             FOR                  FOR

authority to disapply pre emption rights

PROPOSAL #S.13: Authorize the Directors to call                 ISSUER            YES             FOR                  FOR

general meetings other than an AGM on not less than

14 clear days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CABLE & WIRELESS PLC, BRACKNELL BERKSHIRE

  TICKER:                  N/A                 CUSIP:   G17416127

  MEETING DATE:      7/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the group accounts for the FYE         ISSUER            YES         AGAINST           AGAINST

31 MAR 2009 and the reports of the Directors and the

Auditor thereon

PROPOSAL #2.: Approve the Director's remuneration              ISSUER            YES             FOR                  FOR

report for the YE 31 MAR 2009 as contained within the

 annual report and accounts

PROPOSAL #3.: Declare a final dividend for the YE 31         ISSUER            YES             FOR                  FOR

MAR 2009

PROPOSAL #4.: Re-elect Richard Lapthorne as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Elect John Barton as a Director                      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6.: Elect Mary Francis as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Elect Penny Hughes as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Elect Tim Pennington as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Re-elect Simon Ball as a Director                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #10.: Re-elect John Pluthero as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #11.: Re-elect Kasper Rorsted as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #12.: Re-appoint KPMG Audit Plc as the                 ISSUER            YES         AGAINST           AGAINST

Auditor of the Company

PROPOSAL #13.: Authorize the Directors to set the              ISSUER            YES         AGAINST           AGAINST

Auditor's remuneration

PROPOSAL #14.: Authorize the Directors, to allot                ISSUER            YES             FOR                  FOR

relevant securities in accordance with the Article 10

 of the Company's Articles of Association and for

that period the Section 80 amount shall be GBP 211

million; all previous authorities under Article 10(B)

 are revoked, subject to the Article 10(D);

[Authority expires the earlier of the conclusion of

the next AGM of the Company in 2010 or 16 OCT 2010]

PROPOSAL #S.15: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

equity securities for cash in accordance with the

Article 10 of the Company's Articles of Association

and for that period the Section 89 amount shall be

GBP 32 million; all previous authorities under the

Article 10(C) are revoked, subject to the Article

10(D); [Authority expires the earlier of the

conclusion of the next AGM of the Company in 2010 or

PROPOSAL #S.16: Amend, the Articles of Association of        ISSUER            YES             FOR                  FOR

 the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the Companies Act 2006, are to be

treated as provisions of the Company's Articles of

Association; and the Articles of Association produced

 to the meeting as specified be adopted as the

Articles of Association of the Company in

substitution for and to the exclusion of the current

PROPOSAL #S.17: Authorize the Company, to make market        ISSUER            YES             FOR                  FOR

 purchases [Section 163(3) of the Companies Act 1985]

 of ordinary shares with nominal value of 25 pence

each in the Company, provided that: the Company does

not purchase under this authority more than 253

million ordinary shares; the Company does not pay

less than 25 pence for each ordinary share; the

Company does not pay more for each share than the

higher of 5% over the average of the middle market

price of the ordinary shares for the 5 business days

immediately preceding the day on which the Company

agrees to buy the shares concerned, based on share

prices published in the Daily Official List of the

London Stock Exchange; and the price stipulated by

the Article 5(1) of the buy-back and stabilization

regulation [EC No. 2273/2003]; [Authority expires the

 earlier of the conclusion of the AGM of the Company

in 2010 or 16 OCT 2010]; the Company, before the

expiry, may make a contract to purchase ordinary

shares which will or may be executed wholly or partly

PROPOSAL #18.: Amend the Rules of the Cable &                     ISSUER            YES             FOR                  FOR

Wireless Long Term Incentive Plan as specified

PROPOSAL #19.: Amend the award to Richard Lapthorne          ISSUER            YES             FOR                  FOR

as specified

PROPOSAL #S.20: Authorize the Company to call a                 ISSUER            YES             FOR                  FOR

general meeting of the shareholders, other than an

AGM, on not less than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAIRN ENERGY PLC, EDINBURGH

  TICKER:                  N/A                 CUSIP:   G17528236

  MEETING DATE:      12/21/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the sub-division of each                   ISSUER            YES             FOR                  FOR

ordinary share of 6 2/13 pence in the capital of the

Company into 10 ordinary shares of 8/13 pence each

PROPOSAL #2.: Grant authority to make market                       ISSUER            YES             FOR                  FOR

purchases of 209,240,841 new ordinary shares

PROPOSAL #3.: Approve the LTIP Conversion and the              ISSUER            YES         AGAINST           AGAINST

Cairn Energy Plc Replacement Long Term Incentive Plan

PROPOSAL #4.: Approve the Option Conversion and the          ISSUER            YES         AGAINST           AGAINST

Cairn Energy Plc Replacement Share Option Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CANON INC.

  TICKER:                  N/A                 CUSIP:   J05124144

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

PROPOSAL #5: Approve Retirement Allowance for                     ISSUER            YES         AGAINST           AGAINST

Retiring Corporate Auditors, and Payment of Accrued

Benefits associated with Abolition of Retirement

Benefit System for Current Corporate Auditors

PROPOSAL #6: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

PROPOSAL #7: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Option Plans, Authorize Use of Stock Options, and

Authorize Use of Compensation-based Stock Option Plan

 for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CANON MARKETING JAPAN INC.

  TICKER:                  N/A                 CUSIP:   J05166111

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Approve Provision of Retirement                     ISSUER            YES         AGAINST           AGAINST

Allowance for Retiring Directors and Retiring

Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAPITALAND LTD

  TICKER:                  N/A                 CUSIP:   Y10923103

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Public Offering of the                ISSUER            YES             FOR                  FOR

issued ordinary shares held by the Company in the

share capital of Capital and Retail Limited [to be

renamed CapitaMalls Asia Limited] [CapitaMalls Asia],

 provided that the Company retains majority control

of CapitaMalls Asia immediately after the Proposed

Offering; and authorize the Directors of the Company

and/or any of them to complete and to do all such

acts and things [including approving, amending,

modifying, supplementing and executing such documents

 as may be required], as they and/or he may consider

necessary or expedient to give effect to the

transactions contemplated and/or authorized by this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CATHAY PACIFIC AIRWAYS LTD

  TICKER:                  N/A                 CUSIP:   Y11757104

  MEETING DATE:      10/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the entering into of the                   ISSUER            YES             FOR                  FOR

Agreement by the Company [a copy of which agreement

has been produced to the meeting and signed by the

Chairman of the meeting for the purpose of

identification] and the Transaction [terms defined in

 the circular to shareholders of the Company dated 23

 SEP 2009 having the same meanings when used in this

resolution]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINESE ESTATES HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G2108M218

  MEETING DATE:      10/12/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve that: a) the sale and purchase         ISSUER            YES             FOR                  FOR

agreement dated 02 SEP 2009 and entered into between

China Entertainment and Land Investment Company,

Limited, Chinese Estates, Limited [Chinese Estates],

Wisdom Hero Limited [the Purchaser] and Mr. Joseph

Lau, Luen-hung [Mr. Lau] relating to the entire

issued share capital of and loans due by Action Basic

 Limited [Action Basic Agreement] [a copy of which

has been produced to the Meeting marked A and signed

by the Chairman of the Meeting for the purpose of

identification] and all the transactions contemplated

 thereby; b) the sale and purchase agreement dated 02

 SEP 2009 and entered into between Global Stage

Limited, Chinese Estates, the Purchaser and Mr. Lau

relating to certain notes and reserve capital

instruments [Global Stage Agreement] [a copy of which

 has been produced to the Meeting marked B and signed

 by the Chairman of the Meeting for the purpose of

identification] and all the transactions contemplated

 thereby; c) the sale and purchase agreement dated 02

 SEP 2009 and entered into between Chinese Estates,

the Purchaser and Mr. Lau relating to the entire

issued share capital of and loans due by Everbright

Pacific Ltd. and Oriental Kingdom Limited [Oriental

Kingdom Agreement] [a copy of which has been produced

 to the Meeting marked C and signed by the Chairman

of the Meeting for the purpose of identification] and

 all the transactions contemplated thereby; d) the

sale and purchase agreement dated 02 SEP 2009 and

entered into between Super Series Limited, Chinese

Estates, the Purchaser and Mr. Lau relating to the

entire and issued share capital of and loans due by

Fame Winner Limited [Fame Winner Agreement] [a copy

of which has been produced to the Meeting marked D

and signed by the Chairman of the Meeting for the

purpose of identification] and all the transactions

contemplated thereby; e) the sale and purchase

agreement dated 02 SEP 2009 and entered into between

Chinese Estates, the Purchaser and Mr. Lau relating

to the entire issued share capital of and loan due by

 Stars Up Limited [Stars Up Agreement] [a copy of

which has been produced to the Meeting marked E and

signed by the Chairman of the Meeting for the purpose

 of identification] and all the transactions

contemplated thereby; f) the sale and purchase

agreement dated 02 SEP 2009 and entered into between

Rich Lucky Limited, Chinese Estates, the Purchaser

and Mr. Lau relating to the entire and issued share

capital of Union Nice Limited and loans due by Union

Nice Limited and Chinese Estates [Eaton Square]

Limited [Union Nice Agreement] [a copy of which has

been produced to the Meeting marked F and signed by

the Chairman of the Meeting for the purpose of

identification] and all the transactions contemplated

 thereby; g) the sale and purchase agreement dated 02

 SEP 2009 and entered into between Chinese Estates

and Mr. Lau relating to the entire issued share

capital of and loan due by Great Will Limited [Great

Will Agreement] [a copy of which has been produced to

 the Meeting marked G and signed by the Chairman of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHUGAI PHARMACEUTICAL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J06930101

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPOR

  TICKER:                  N/A                 CUSIP:   E3125D100

  MEETING DATE:      10/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Information, as and where applicable,         ISSUER             NO              N/A                  N/A

on any significant changes to have affected the

assets or liabilities of the companies involved in

the segregation between the date of the Segregation

Project and the date of the general shareholders'

meeting hereby convened

PROPOSAL #1.2: Approval of the balance sheet of the          ISSUER            YES         AGAINST           AGAINST

Company as of 30 APR 2009, which will serve as the

balance sheet for the proposed segregation

PROPOSAL #1.3: Approval of the segregation of Cintra         ISSUER            YES         AGAINST           AGAINST

to the company Cintra Infraestructuras, S.A.U. and,

therefore, of the Segregation Project duly filed with

 the Companies House of Madrid

PROPOSAL #2.1: Information, as and where applicable,         ISSUER             NO              N/A                  N/A

on any significant changes to have affected the

assets or liabilities of the companies involved in

the merger between the date of the Joint Merger

Project and the date of the general shareholders'

meeting hereby convened

PROPOSAL #2.2: Approval of the balance sheet of the          ISSUER            YES         AGAINST           AGAINST

Company as of 30 April 2009, which will serve as the

balance sheet for the merger

PROPOSAL #2.3: Capital increase amounting to EUR                ISSUER            YES         AGAINST           AGAINST

32,996,390, by issuing 164,981,950 shares, each of

the same class and series as those currently in

circulation and each with a nominal value of 20 euro

cents; the capital increase is a necessary part of

the merger and will be based on the approved exchange

PROPOSAL #2.4: Approval of the new Articles of                   ISSUER            YES         AGAINST           AGAINST

Association to govern the Company from the effective

merger date, in accordance with the draft version

thereof on file with the Companies House of Madrid

PROPOSAL #2.5: Approval of the new regulations to              ISSUER            YES         AGAINST           AGAINST

govern the general shareholders' meeting of the

Company from the effective merger date, in accordance

 with the draft thereof attached to the Joint Merger

Project

PROPOSAL #2.6: Approval of the merger by absorption,         ISSUER            YES         AGAINST           AGAINST

whereby CINTRA [absorbing Company]will take over the

company Grupo Ferrovial [absorbed Company], and,

therefore, approval of the Joint Merger Project

PROPOSAL #3.1: Removal of the current Board of                   ISSUER            YES         AGAINST           AGAINST

Directors

PROPOSAL #3.2: Resolution on the number of Members to        ISSUER            YES         AGAINST           AGAINST

 sit on the Board of Directors

PROPOSAL #3.3: Appointment of Mr. Rafael del Pino y          ISSUER            YES         AGAINST           AGAINST

Calvo-Sotelo as Board member for the bylaw-mandated

three-year period

PROPOSAL #3.4: Appointment of Mr. Jose Maria Perez            ISSUER            YES         AGAINST           AGAINST

Tremps as Board Member for the bylaw-mandated three-

year period

PROPOSAL #3.5: Appointment of Mr. Santiago Bergareche        ISSUER            YES         AGAINST           AGAINST

 Busquet as Board member for the bylaw-mandated

three-year period

PROPOSAL #3.6: Appointment of Mr. Jaime Carvajal                ISSUER            YES         AGAINST           AGAINST

Urquijo as Board member for the bylaw-mandated three-

year period

PROPOSAL #3.7: Appointment of Portman Baela, S.L. as         ISSUER            YES         AGAINST           AGAINST

Board member for the bylaw-mandated three-year period

PROPOSAL #3.8: Appointment of Mr. Juan Arena de la            ISSUER            YES         AGAINST           AGAINST

Mora as Board member for the bylaw-mandated three-

year period

PROPOSAL #3.9: Appointment of Mr. Santiago Eguidazu          ISSUER            YES         AGAINST           AGAINST

Mayor as Board member for the bylaw-mandated three-

year period

PROPOSAL #3.10: Appointment of Mr. Joaquin Ayuso                ISSUER            YES         AGAINST           AGAINST

Garcia as Board Member for the bylaw-mandated three-

year period

PROPOSAL #3.11: Appointment of Mr. Gabriele Burgio as        ISSUER            YES         AGAINST           AGAINST

 Board member for the bylaw-mandated three-year period

PROPOSAL #3.12: Appointment of Ms. Maria del Pino y          ISSUER            YES         AGAINST           AGAINST

Calvo-Sotelo as Board member for the bylaw-mandated

three-year period

PROPOSAL #3.13: Appointment of Mr. Santiago Fernandez        ISSUER            YES         AGAINST           AGAINST

 Valbuena as Board member for the bylaw-mandated

three-year period

PROPOSAL #3.14: Appointment of Mr. Inigo Meiras                 ISSUER            YES         AGAINST           AGAINST

Amusco as Board member for the bylaw-mandated three-

year period

PROPOSAL #3.15: Appointment of Mr. Jose Fernando                ISSUER            YES         AGAINST           AGAINST

Sanchez-Junco Mans as Board member for the bylaw-

mandated three-year period

PROPOSAL #4.1: Calculation of total remuneration                ISSUER            YES         AGAINST           AGAINST

payable

PROPOSAL #4.2: Automatic review of the amount                     ISSUER            YES         AGAINST           AGAINST

established under Item 4.1. above

PROPOSAL #5.: Powers to be conferred upon the Board          ISSUER            YES         AGAINST           AGAINST

of Directors to increase share capital by up to 73

million euros pursuant to article 153.1.b] of the

Spanish Public Limited Companies Act [Ley de

Sociedades Anonimas, hereinafter LSA] and, when

deemed expedient, to remove the pre-emptive

subscription right in accordance with article 159.2

PROPOSAL #6.: Powers to be conferred upon the Board          ISSUER            YES         AGAINST           AGAINST

of Directors to issue debt obligations, bonds,

promissory notes and other fixed income securities,

whether simple or convertible and/or exchangeable,

including warrants and preferred stock; resolution on

 applicable criteria for determining the applicable

calculation bases and procedures for the conversion

and/or exchange, and to likewise confer powers upon

the Board of Directors to increase capital as

required and to remove the preemptive subscription

right of existing shareholders. Authorization for the

 Company to secure securities issued by its

PROPOSAL #7.: Authorization for the Company to                   ISSUER            YES         AGAINST           AGAINST

acquire treasury shares and to make use of such under

 employee remuneration schemes, all the foregoing in

accordance with Article 75 and related sections of

the Spanish Public Limited Companies Act

PROPOSAL #8.: Delegation of powers to execute,                   ISSUER            YES         AGAINST           AGAINST

register and file the resolutions adopted by the

general meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COCA COLA HELLENIC BOTTLING CO SA, ATHENS

  TICKER:                  N/A                 CUSIP:   X1435J139

  MEETING DATE:      10/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the share capital          ISSUER             NO              N/A                  N/A

of the Company through the capitalization of reserves

 by increasing the nominal value of each share of the

 Company

PROPOSAL #2.: Approve to decrease the share capital          ISSUER             NO              N/A                  N/A

of the Company through a reduction of the nominal

value of the shares of the Company and return of an

equal amount of capital to the shareholders in cash,

grant the relevant authorizations to the Board of

Directors of the company in relation to the return to

 the shareholders of the amount of the decrease of

capital through payment in cash, the record date, as

well as the date of the initiation of the return of

PROPOSAL #3.: Amend the Article 3 of the Articles of         ISSUER             NO              N/A                  N/A

Association of the Company, and approve the

codification of the Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COCA-COLA WEST COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J0814U109

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Policy regarding Large-scale            ISSUER            YES         AGAINST           AGAINST

Purchases of Company Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COCHLEAR LIMITED

  TICKER:                  N/A                 CUSIP:   Q25953102

  MEETING DATE:      10/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the Company's                 ISSUER            YES             FOR                  FOR

financial report, the Directors' report and the

Auditor's report in respect of the FYE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Re-elect Mr. Rick Holliday-Smith as a         ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with the Company's Constitution

PROPOSAL #3.2: Re-elect Mr. Andrew Denver as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with the Company's Constitution

PROPOSAL #4.: Approve to issue, allocation or                     ISSUER            YES             FOR                  FOR

transfer of securities to the Chief Executive

Officer/President, Dr. Christopher Roberts under the

Cochlear Executive Long Term Incentive Plan as

specified

PROPOSAL #S.5: Approve to renew the Proportional                ISSUER            YES             FOR                  FOR

Takeover Provisions as specified in Article 7.7 and

Schedule 1 of the Company's Constitution for a period

 of 3 years from and including the date of this

resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COLOPLAST A/S, HUMLEBAEK

  TICKER:                  N/A                 CUSIP:   K16018184

  MEETING DATE:      12/1/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' report on the            ISSUER            YES             FOR                  FOR

activities of the Company in the past FY

PROPOSAL #2.: Receive and approve the audited annual         ISSUER            YES             FOR                  FOR

report

PROPOSAL #3.: Approve the distribution of profit                ISSUER            YES             FOR                  FOR

according to the approved annual report

PROPOSAL #4.a: Amend Article 7(1) to the Company's            ISSUER            YES             FOR                  FOR

Articles of Association as specified

PROPOSAL #4.b: Approve the general guidelines for the        ISSUER            YES             FOR                  FOR

 Company's remuneration of Members of the Board of

Directors and the Executive Management; and amend the

 Sections 4, 5, 6 on remuneration of the Members of

the Executive Management as specified

PROPOSAL #4.c: Authorize the Company's Board of                 ISSUER            YES             FOR                  FOR

Directors to allow the Company to acquire treasury

shares representing up to 10% of the Company's share

capital pursuant to the provisions of Section 48 of

the Danish Public Companies Act, the highest and

lowest amount to be paid for the shares is the price

applicable at the time of purchase +/-10%; [Authority

 shall be valid until the Company's AGM to be held in

 2010]

PROPOSAL #5.: Re-elect Messrs. Michael Pram Rasmussen        ISSUER            YES             FOR                  FOR

 [Chairman], Niels Peter Louis-Hansen, BCom [Deputy

Chairman], Sven Hakan Bjorklund, Per Magid, Attorney,

 Torsten E. Rasmussen, Jorgen Tang-Jensen and Ingrid

Wiik as the Directors

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers                 ISSUER            YES             FOR                  FOR

Statsautoriseret Revisionsaktieselskab as the

Company's Auditors

PROPOSAL #7.: Any other business                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COLRUYT SA

  TICKER:                  N/A                 CUSIP:   B26882165

  MEETING DATE:      9/16/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the specified reports                         ISSUER             NO              N/A                  N/A

PROPOSAL #2.A: Approve the annual accounts of the              ISSUER             NO              N/A                  N/A

Company

PROPOSAL #2.B: Approve the consolidated annual                   ISSUER             NO              N/A                  N/A

accounts of the Colruyt Group

PROPOSAL #3.: Approve the specified dividend                       ISSUER             NO              N/A                  N/A

PROPOSAL #4.: Approve the specified distribution of          ISSUER             NO              N/A                  N/A

the profits

PROPOSAL #5.: Approve the distribution of profits to         ISSUER             NO              N/A                  N/A

the employees of the Company and the Colruyt Group

who have chosen to receive their profit share, as

referred to in Item 4 above, in the form of shares,

will be paid with treasury shares of the NV Etn. Fr.

Colruyt repurchased by the Company

PROPOSAL #6.: Grant discharge to the Directors                    ISSUER             NO              N/A                  N/A

PROPOSAL #7.: Grant discharge to the Statutory Auditor      ISSUER             NO              N/A                  N/A

PROPOSAL #8.A: Approve to renew the mandate of SA              ISSUER             NO              N/A                  N/A

Farik [permanently represented by Mr. Frans Colruyt],

 for a term of 4 years, that is expiring at the AGM

of 2013

PROPOSAL #8.B: Approve to renew the mandate of SA              ISSUER             NO              N/A                  N/A

Herbeco [permanently represented by Mr. Piet

Colruyt], for a term of 4 years that is expiring at

the AGM of 2013

PROPOSAL #8.C: Approve to renew the mandate of Mr.            ISSUER             NO              N/A                  N/A

Frans Colruyt, for a term of 4 years, that is

expiring at the AGM of 2013

PROPOSAL #9.: Questions at the end of the meeting               ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COLRUYT SA

  TICKER:                  N/A                 CUSIP:   B26882165

  MEETING DATE:      10/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.1: Report of the Board of Directors of 07        ISSUER             NO              N/A                  N/A

 SEP 2009, giving a description and detailed

justification of the proposed capital increase with

the pre-emptive right waived in the interests of the

Company, in the favour of the employees of the

Company and the Colruyt Group who meets the criteria

described in the said report

PROPOSAL #I.2: Report of CVBA KPMG, represented by            ISSUER             NO              N/A                  N/A

Mr. E. Helsen, Auditor, drawn up on 29 SEP 2009 in

accordance with Article 596 of the Companies Act

PROPOSAL #I.3: Approve to issue a maximum of 200,000         ISSUER             NO              N/A                  N/A

new registered shares without face value, under the

conditions as specified in the report of the Board of

 Directors mentioned above

PROPOSAL #I.4: Approve to set the issue price on the         ISSUER             NO              N/A                  N/A

basis of the average stock market price of the

ordinary Colruyt share over the 30 days preceding the

 EGM that will decide upon this issue, after

application of a maximum discount of 20%

PROPOSAL #I.5: Approve to waive the pre-emptive                 ISSUER             NO              N/A                  N/A

subscription right to these shares as given to

shareholders by Article 595 and onwards of the

Companies Act, in the favor of employees as mentioned

 above, in the interests of the Company

PROPOSAL #I.6: Approve to increase the share capital,        ISSUER             NO              N/A                  N/A

 under the suspensive condition of subscription, by

the issue of the new shares mentioned above, under

the conditions specified above, and at the issue

price set by the EGM and to set the maximum amount by

 which the share capital can be increased after

subscription, by multiplying the issue price of the

new shares set by the EGM with the maximum number of

new shares to be issued, subscription to the new

shares shall be reserved for employees of the Company

 and its related Companies, as specified above, the

capital shall only be increased in the event of

subscription, and this by the amount of this

subscription, If the number of shares subscribed to

is greater than the specified maximum number of new

shares to be issued, there shall be a distribution

whereby in the first instance the possibility of

obtaining the maximum tax benefit for each employee

shall be considered, and in the next stage a

proportionate decrease shall be applied in relation

to the number of shares subscribed to by each employee

PROPOSAL #I.7: Approve to open the subscription                 ISSUER             NO              N/A                  N/A

period on 20 OCT 2009 and close it on 20 NOV 2009

PROPOSAL #I.8: Authorize the Board of Directors to            ISSUER             NO              N/A                  N/A

receive the subscription applications, to collect and

 receive the contributions, at the end of the

subscription period to determine the number of shares

 subscribed as well as the subscribed amount, to set

the capital increase by this amount within the

maximum amount set by the EGM, and to certify by

notary the realization of the capital increase within

 the same limit, the payment of it in cash, as well

as the resulting change of the amount of the share

capital and the number of shares stated in article 5

Share capital of the Articles of association, and to

execute the resolutions of the EGM for all these

transactions, and to this end to set all conditions,

insofar as they have not been set by the EGM, to make

 all agreements, and in general to take any action

PROPOSAL #II1.1: Report of the Board of Directors of         ISSUER             NO              N/A                  N/A

07 SEP 2009 justifying the proposal to amend the

Company's objects [Article 599 of the Companies Code]

 with the  status of the assets and liabilities of 31

 JUL 2009 annex thereof

PROPOSAL #II1.2: Report of CVBA KPMG, represented by         ISSUER             NO              N/A                  N/A

Mr. E. Helsen, Auditor, concerning the status of the

assets and liabilities enclosed with the report of

the Board of Directors mentioned under 1 above, drawn

 up on 20 SEP 2009 in accordance with Article 559 of

the Companies Code

PROPOSAL #II1.3: Approve to adapt and clarify the              ISSUER             NO              N/A                  N/A

penultimate paragraph of Article 3 of the Articles of

 Association as specified

PROPOSAL #II.2: Approve to replace the words '18                ISSUER             NO              N/A                  N/A

months' in the third paragraph of this Article with

the words 'five years'

PROPOSAL #III.1: Report of the Board of Directors of         ISSUER             NO              N/A                  N/A

07 SEP 2009 justifying the proposal to authorize the

purchase of own shares by the company and the

subsidiaries [Articles 620 and 627 of the Companies

Code) and to annul the own shares of the Company]

PROPOSAL #III.2: Authorize the Board of Directors of         ISSUER             NO              N/A                  N/A

the Company and the Board of Directors of the

Subsidiaries, as defined in Article 627 of the

Companies Code, to acquire a maximum total of

6,682,898 own shares of the Company on behalf of the

Company and/or on behalf of the subsidiary[-ies], for

 a minimum price of 50 Euros per share, and for a

maximum price of 300 Euros per share, insofar as this

 price is within the minimum/maximum limit conveyed

in Article 12, 3rd paragraph of the Articles of

Association, this authorization shall apply for a

period of 5 years, starting on the day on which this

agenda is decided upon, this authorization shall

replace the authorization given by the EGM of

Shareholders of the Company of 10 OCT 2008, which

would lapse in APR 2010

PROPOSAL #IV.: Authorize the Board of Directors to            ISSUER             NO              N/A                  N/A

nullify the treasury shares purchased, at times the

Board deems appropriate, if deemed opportune by the

Board, in blocks of at least 500,000 shares, and this

 coupled with the diminution of the corresponding

unavailable reserves, so that the value of the shares

 is registered at the time of the nullification, the

Board of Directors is allowed to use this

authorization at all times, if he wishes so

repetitively, and to freely choose the time of the

nullification and to correct the numbers of shares in

 the Articles of Association and to have the

amendment to the Articles of Association required as

a result thereof, executed before a notary public

PROPOSAL #V.: Authorize the Board of Directors of the        ISSUER             NO              N/A                  N/A

 Company to execute the decisions of the EGM and to

take any action necessary to that end

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMMONWEALTH BANK OF AUSTRALIA, SYDNEY NSW

  TICKER:                  N/A                 CUSIP:   Q26915100

  MEETING DATE:      11/11/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To discuss the financial report, the            ISSUER             NO              N/A                  N/A

Directors' report and the Auditor's report for the YE

 30 JUN 2009

PROPOSAL #2.A: Re-elect Ms. S. Carolyn Kay as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.B: Re-elect Mr. Fergus D. Ryan as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.C: Re-elect David J. Turner as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #4.: Approve, in accordance with ASX Listing        ISSUER            YES             FOR                  FOR

 Rules 10.14 and 10.15 for the participation of Mr.

R.J. Norris in the Group Leadership Reward Plan of

Commonwealth Bank of Australia [GLRP], and for the

grant of reward shares to Mr. R.J. Norris within 1

year of the date of this AGM pursuant to the GLRP and

 on the terms as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPAGNIE FINANCIERE RICHEMONT AG SWITZ

  TICKER:                  N/A                 CUSIP:   H25662158

  MEETING DATE:      9/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and            ISSUER             NO              N/A                  N/A

statutory reports

PROPOSAL #2.: Approve the allocation of income and            ISSUER             NO              N/A                  N/A

dividends of EUR 0.30 per A Bearer Share and EUR 0.03

 per B Registered Share

PROPOSAL #3.: Grant discharge to the Board and the            ISSUER             NO              N/A                  N/A

Senior Management

PROPOSAL #4.1: Re-elect Johann Rupert as a Director           ISSUER             NO              N/A                  N/A

PROPOSAL #4.2: Re-elect Jean-Paul Aeschimann as a              ISSUER             NO              N/A                  N/A

Director

PROPOSAL #4.3: Re-elect Franco Cologni as a Director         ISSUER             NO              N/A                  N/A

PROPOSAL #4.4: Re-elect Lord Douro as a Director                ISSUER             NO              N/A                  N/A

PROPOSAL #4.5: Re-elect  Yves-Andre Istel as a                   ISSUER             NO              N/A                  N/A

Director

PROPOSAL #4.6: Re-elect Richard Lepeu as a Director           ISSUER             NO              N/A                  N/A

PROPOSAL #4.7: Re-elect Ruggero Magnoni as a Director        ISSUER             NO              N/A                  N/A

PROPOSAL #4.8: Re-elect Simon Murray as a Director             ISSUER             NO              N/A                  N/A

PROPOSAL #4.9: Re-elect Alain Perrin as a Director             ISSUER             NO              N/A                  N/A

PROPOSAL #4.10: Re-elect Norbert Platt as a Director         ISSUER             NO              N/A                  N/A

PROPOSAL #4.11: Re-elect Alan Quasha as a Director             ISSUER             NO              N/A                  N/A

PROPOSAL #4.12: Re-elect Lord Renwick of Clifton as a        ISSUER             NO              N/A                  N/A

 Director

PROPOSAL #4.13: Re-elect Jan Rupert as a Director               ISSUER             NO              N/A                  N/A

PROPOSAL #4.14: Re-elect Juergen Schrempp as a                   ISSUER             NO              N/A                  N/A

Director

PROPOSAL #4.15: Re-elect Martha Wikstrom as a Director      ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Ratify PricewaterhouseCoopers as the            ISSUER             NO              N/A                  N/A

Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPUTERSHARE LIMITED CPU

  TICKER:                  N/A                 CUSIP:   Q2721E105

  MEETING DATE:      11/11/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial          ISSUER             NO              N/A                  N/A

report, the Directors' report and the Auditor's

report for the YE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #3.: Re-elect Ms. P.J. Maclagan as a                     ISSUER            YES         AGAINST           AGAINST

Director of the Company, who retires from the office

under Clause 66 of the Company's Constitution

PROPOSAL #4.: Re-elect Dr. M. Kerber as a Director of        ISSUER            YES             FOR                  FOR

 the Company, who retires from the office under

Clause 66 of the Company's Constitution

PROPOSAL #5.: Approve, for the purposes of Sections          ISSUER            YES         AGAINST           AGAINST

259B(2) and 260C(4) of the Corporations Act 2001 and

for all other purposes, the Employee Share Scheme

called the Computershare Limited - Second Deferred

Long Term Incentive plan [DLI plan], as specified;

and an issue of securities under the DLI Plan to the

Managing Director of the Company for the purposes of

Rule 10.14 of the Listing Rules of ASX Limited; and

all other issues of securities under the DLI Plan for

 the purposes of Rule 7.2 Exception 9 as exception to

 Rule 7.1 of the Listing Rules of ASX Limited and for

 all other purposes

PROPOSAL #6.: Authorize the Company, for the purposes        ISSUER            YES         AGAINST           AGAINST

 of Section 200B and 200E of the Corporations Act, to

 give to each of the persons as specified any of the

benefits as specified in connection with that

person's retirement from a Board or managerial office

 [or Managerial or executive office] in the Company,

or a related Body Corporate, arising from that

person's participation in the DLI Plan further

details of which are as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CONTACT ENERGY LTD

  TICKER:                  N/A                 CUSIP:   Q2818G104

  MEETING DATE:      10/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors                   ISSUER            YES             FOR                  FOR

contact's to fix the Auditor's fees and expenses

PROPOSAL #2.: Elect Ms. Susan Sheldon as a Director          ISSUER            YES             FOR                  FOR

of Contact

PROPOSAL #3.: Elect Mr. David Baldwin as a Director          ISSUER            YES             FOR                  FOR

of Contact

PROPOSAL #4.: Re-elect Mr. Grant King as a Director          ISSUER            YES             FOR                  FOR

of Contact

PROPOSAL #5.: Re-elect Mr. Bruce Beeren as a Director        ISSUER            YES             FOR                  FOR

 of Contact

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CROWN LTD

  TICKER:                  N/A                 CUSIP:   Q3014T106

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the consolidated financial                ISSUER             NO              N/A                  N/A

statements of the Company and its controlled entities

 and the reports of the Directors and the Auditor for

 the FYE 30 JUN 2009

PROPOSAL #2.a: Re-elect Mr. Benjamin A. Brazil as a          ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Clause

5.1[e] of the Company's Constitution

PROPOSAL #2.b: Re-elect Mr. Christopher D. Corrigan          ISSUER            YES             FOR                  FOR

as a Director, who retires in accordance with Clause

5.1[f] of the Company's Constitution

PROPOSAL #2.c: Re-elect Mr. Michael R. Johnston as a         ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Clause

5.1[f] of the Company's Constitution

PROPOSAL #2.d: Re-elect Mr. Richard W. Turner as a            ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Clause

5.1[f] of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CSL LTD

  TICKER:                  N/A                 CUSIP:   Q3018U109

  MEETING DATE:      10/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and            ISSUER             NO              N/A                  N/A

the reports of the Directors and the Auditors for the

 YE 30 JUN 2009 and to note the final dividend in

respect of the YE 30 JUN 2009 declared by the Board

and paid by the Company

PROPOSAL #2.a: Re-elect Professor John Shine as a              ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with Rule 99[a] of the Constitution

PROPOSAL #2.b: Re-elect Mr. Antoni Cipa as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires by rotation in

accordance with Rule 99[a] of the Constitution

PROPOSAL #2.c: Re-elect Mr. Maurice Renshaw as a                ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with Rule 99[a] of the Constitution

PROPOSAL #3.: Adopt the remuneration report [which            ISSUER            YES             FOR                  FOR

forms part of the Directors' report] for the YE 30

JUN 2009

PROPOSAL #4.: Approve, for the purposes of ASX                   ISSUER            YES             FOR                  FOR

Listing Rule 10.14 and for all other purposes: the

grant of up to a maximum of 500,000 performance

rights from time to time under, and in accordance

with, the Company's Performance Rights Plan to any of

 the Executive Directors of the Company as at the

date this resolution is passed, during the period of

3 years from the date this resolution is passed; and

any issue of shares of those Executive Directors upon

 the exercise of any such performance rights

PROPOSAL #S.5: Approve the renewal for a 3 year                 ISSUER            YES             FOR                  FOR

period of Rule 147 of the Constitution of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CSR LTD

  TICKER:                  N/A                 CUSIP:   Q30297115

  MEETING DATE:      7/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive the financial report and the        ISSUER             NO              N/A                  N/A

 reports of the Directors and of the Auditor for the

FYE 31 MAR 2009

PROPOSAL #2.A: Re-elect Mr. John Story as a Director         ISSUER            YES             FOR                  FOR

of the Company, who will retire by rotation at the

close of the meeting in accordance with the Clause 55

 of the Company's Constitution

PROPOSAL #2.B: Elect Mr. Jeremy Sutcliffe as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who will retire at the close

 of the meeting in accordance with the Clause 53.2 of

 the Company's Constitution

PROPOSAL #2.C: Elect Mr. Nicholas Burton Taylor as a         ISSUER            YES             FOR                  FOR

Director of the Company, who will retire at the close

 of the meeting in accordance with the Clause 53.2 of

 the Company's Constitution

PROPOSAL #3.: Receive and adopt the remuneration                ISSUER            YES             FOR                  FOR

report for the FYE 31 MAR 2009

PROPOSAL #4.: Approve, for the purposes of ASX                   ISSUER            YES             FOR                  FOR

Listing Rule 7.4 and for all other purposes, the

issue of 89,285,715 ordinary fully paid shares at AUD

 1.40 per share on 28 NOV 2008 as specified

PROPOSAL #S.5: Approve the Clause 22 of the                        ISSUER            YES             FOR                  FOR

Constitution of CSR Limited is renewed for a period

of 3 years commencing on the day this resolution is

PROPOSAL #S.6: Amend the Constitution of CSR Limited         ISSUER            YES             FOR                  FOR

by: deleting the whole of the existing Clauses 63.1

and 63.2 and renumbering the existing Clause 63.3 as

Clause 63.1; and deleting Clause 66[j], renumbering

the current Clause 66[k] as 66[j] and inserting the

word or at the end of the Clause 66[i]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEUTSCHE TELEKOM AG

  TICKER:                  N/A                 CUSIP:   D2035M136

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of the agreement to transfer          ISSUER            YES             FOR                  FOR

the Company's T-HOME division to its wholly owned

subsidiary T-Mobile Deutschland GmbH the Company

shall drop down all assets corresponding to the above

 mentioned division to T-Mobile Deutschland GmbH,

pursuant to Section 123(3)No.1 of the Law on the

Transformation of Companies, as per 01 JAN 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEXUS PROPERTY GROUP

  TICKER:                  N/A                 CUSIP:   Q3190P100

  MEETING DATE:      10/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Ratify, the continuing appointment of          ISSUER            YES             FOR                  FOR

Christopher T. Beare as a Director of Dexus Funds

Management Limited

PROPOSAL #2.: Ratify, the initial appointment of John        ISSUER            YES             FOR                  FOR

 C. Conde AO as a Director of Dexus Funds Management

Limited

PROPOSAL #3.: Ratify, the initial appointment of                ISSUER            YES             FOR                  FOR

Peter B. St. George as a Director of Dexus Funds

Management Limited

PROPOSAL #4.: Ratify, for the purposes of ASX Listing        ISSUER            YES             FOR                  FOR

 Rule 7.1 and 7.4, the issue of 138,500,000 stapled

securities, each comprising a unit in each of Dexus

Diversified Trust, Dexus Industrial Trust, Dexus

Office Trust and Dexus Operations Trust, [Security]

to certain institutional and sophisticated investors

at AUD 0.65 per Security issued on 21 APR 2009 as

specified

PROPOSAL #5.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

FYE 30 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DIAGEO PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G42089113

  MEETING DATE:      10/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report and accounts 2009             ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report 2009

PROPOSAL #3.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect L.M. Danon [Audit, Nomination,        ISSUER            YES             FOR                  FOR

 Remuneration] as a Director

PROPOSAL #5.: Re-elect Lord Hollick [Audit,                        ISSUER            YES             FOR                  FOR

Nomination, Remuneration, Chairman of Committee] as a

 Director

PROPOSAL #6.: Re-elect P.S. Walsh [Executive,                     ISSUER            YES             FOR                  FOR

Chairman of Committee] as a Director

PROPOSAL #7.: Elect P.B. Bruzelius [Audit,                          ISSUER            YES             FOR                  FOR

Nomination, Remuneration] as a Director

PROPOSAL #8.: Elect B.D. Holden [Audit, Nomination,          ISSUER            YES             FOR                  FOR

Remuneration] as a Director

PROPOSAL #9.: Re-appoint the Auditor                                     ISSUER            YES             FOR                  FOR

PROPOSAL #10.: Approve the remuneration of the Auditor      ISSUER            YES             FOR                  FOR

PROPOSAL #11.: Grant authority to allot shares                    ISSUER            YES             FOR                  FOR

PROPOSAL #12.: Approve the disapplication of pre-               ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #13.: Grant authority to purchase own                   ISSUER            YES             FOR                  FOR

ordinary shares

PROPOSAL #14.: Grant authority to make political                ISSUER            YES         AGAINST           AGAINST

donations and/or to incur political expenditure in

the EU

PROPOSAL #15.: Adopt the Diageo Plc 2009                              ISSUER            YES             FOR                  FOR

Discretionary Incentive Plan

PROPOSAL #16.: Adopt the Diageo Plc 2009 Executive            ISSUER            YES             FOR                  FOR

Long Term Incentive Plan

PROPOSAL #17.: Adopt Diageo Plc International                     ISSUER            YES             FOR                  FOR

Sharematch Plan 2009

PROPOSAL #18.: Grant authority to establish                        ISSUER            YES             FOR                  FOR

International Share Plans

PROPOSAL #19.: Adopt Diageo Plc 2009 Irish Sharesave         ISSUER            YES             FOR                  FOR

Scheme

PROPOSAL #20.: Amend the Rules of Diageo Plc                       ISSUER            YES             FOR                  FOR

Executive Share Option Plan

PROPOSAL #21.: Amend the Rules of Diageo Plc 2008              ISSUER            YES             FOR                  FOR

Senior Executive Share Option Plan

PROPOSAL #22.: Amend the Rules of Diageo Plc Senior          ISSUER            YES             FOR                  FOR

Executive Share Option Plan

PROPOSAL #23.: Approve the reduced notice of a                   ISSUER            YES             FOR                  FOR

general meeting other than an AGM

PROPOSAL #24.: Adopt the Articles of Association                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DNB NOR ASA, OSLO

  TICKER:                  N/A                 CUSIP:   R1812S105

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the EGM by the Chairman of          ISSUER            YES             FOR                  FOR

the Supervisory Board

PROPOSAL #2.: Approve the notice and agenda                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Elect 1 person to co- sign the minutes         ISSUER            YES             FOR                  FOR

of the EGM together with the Chairman of the meeting

PROPOSAL #4.: Approve to increase the share capital          ISSUER            YES             FOR                  FOR

by minimum NOK 1 400,000,000 and maximum NOK

14,000,000,000, from NOK 13,326,536,150 to minimum

NOK 14,726,536,150 and maximum NOK 27,326,536,150, by

 the issuance of minimum 140,000,000 and maximum

1,400,000,000 new shares, each with a nominal value

of NOK 10; shareholders who are registered in the

Company's shareholder register as at 24 NOV 2009

shall have preferential rights to subscribe for the

new shares corresponding to their pro rata holdings

of shares in the Company, tradable subscription

rights will be issued, oversubscription and

subscription without subscription rights are

permitted; the Company shall prepare a prospectus

that shall be approved by the Oslo Stock Exchange in

connection with the rights offering, unless the Board

 of Directors decides otherwise, the prospectus shall

 not be registered with or approved by any foreign

prospectus authority, the new shares cannot be

subscribed for by investors in jurisdictions in which

 it is not permitted to offer new shares, with

respect to any shareholder that in the Company's view

 is not entitled to subscribe for new shares due to

limitations imposed by laws or regulations of the

jurisdiction where such shareholder is a resident or

citizen, the Company or someone appointed or

instructed by it may sell such shareholder's

subscription rights against transfer of the net

proceeds from such sale to the shareholder;

allocation of the new shares shall be made by the

Board of Directors, the following allocation criteria

 shall apply: allocation will be made to subscribers

on the basis of granted and acquired subscription

rights which have been validly exercised during the

subscription period; If not all subscription rights

are exercised, subscribers having exercised their

subscription rights and who have over-subscribed will

 be allocated additional new shares on a pro rata

basis based on the number of subscription rights

exercised by each such subscribe, to the extent that

pro rata allocation is not possible, the Company will

 determine the allocation by the drawing of lot; new

shares not allocated pursuant to this resolution

above will be allocated to subscribers not holding

subscription rights, allocation will be sought made

on a pro rata basis based on the relevant

subscription amounts, provided, however, that such

allocations may be rounded down to the nearest round

lot, which is 200 share; new shares not allocated

pursuant to this resolution above will be subscribed

by, and allocated to, the underwriters or investors

appointed by the underwriters based on and in

accordance with the underwriting obligations of the

respective underwriters; the subscription price in

the rights offering shall be between NOK 10 and NOK

100 per share, the subscription amount shall be paid

in cash; the subscription period shall commence on 26

 NOV 2009 and end at 17:30 (CET) on 10 DEC 2009,

however, if the prospectus is not approved in time to

 maintain this subscription period, the subscription

PROPOSAL #5.: Amend the Articles 3-4, 7-1, and 9-1 of        ISSUER            YES             FOR                  FOR

 the Company's Articles of Association with effect

from the time the amendments are approved by the

Financial Supervisory Authority of Norway

[Kredittilsynet], as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELAN CORP PLC

  TICKER:                  N/A                 CUSIP:   G29539106

  MEETING DATE:      7/16/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements for            ISSUER            YES             FOR                  FOR

the YE 31 DEC 2008 together with the reports of the

Directors and the Auditors thereon

PROPOSAL #2.: Re-elect Mr. Shane Cooke, who retires          ISSUER            YES             FOR                  FOR

from the Board by rotation in accordance with the

Articles of Association

PROPOSAL #3.: Re-elect Dr. Lars Ekman, who retires            ISSUER            YES             FOR                  FOR

from the Board by rotation in accordance with the

Articles of Association

PROPOSAL #4.: Re-elect Mr. Gary Kennedy, who retires         ISSUER            YES             FOR                  FOR

from the Board by rotation in accordance with the

Articles of Association

PROPOSAL #5.: Re-elect Mr. Patrick Kennedy, who                 ISSUER            YES             FOR                  FOR

retires from the Board by rotation in accordance with

 the Articles of Association

PROPOSAL #6.: Re-elect Mr. Kieran McGowan, who                   ISSUER            YES             FOR                  FOR

retires from the Board by rotation in accordance with

 the Articles of Association

PROPOSAL #7.: Re-elect Mr. G. Kelly Martin, who                 ISSUER            YES             FOR                  FOR

retires from the Board by rotation in accordance with

 the Articles of Association

PROPOSAL #8.: Re-elect Mr. Kyran Mc Laughlin, who              ISSUER            YES             FOR                  FOR

retires from the Board in accordance with the

Combined Code

PROPOSAL #9.: Re-elect Mr. Donal O'Connor, who                   ISSUER            YES             FOR                  FOR

retires from the Board by rotation in accordance with

 the Articles of Association

PROPOSAL #10.: Elect Mr. Vaughn Bryson to the Board          ISSUER            YES             FOR                  FOR

with effect from the end of the meeting

PROPOSAL #11.: Elect Mr. Richard Pilnik to the Board         ISSUER            YES             FOR                  FOR

with effect from the end of the meeting

PROPOSAL #12.: Elect Mr. Jack Schuler to the Board            ISSUER            YES             FOR                  FOR

with effect from the end of the meeting

PROPOSAL #13.: Authorize the Directors to fix the              ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #14.: Grant authority for the electronic              ISSUER            YES             FOR                  FOR

communications with shareholders

PROPOSAL #15.: Authorize the Directors to issue                 ISSUER            YES             FOR                  FOR

securities

PROPOSAL #S.16: Grant authority for the                               ISSUER            YES             FOR                  FOR

disapplication of pre-emption rights on the allotment

 of up to 40 million shares

PROPOSAL #S.17: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases of its own shares

PROPOSAL #S.18: Approve to set the re-issue price              ISSUER            YES             FOR                  FOR

range for treasury shares

PROPOSAL #S.19: Amend the Articles of Association               ISSUER            YES             FOR                  FOR

PROPOSAL #S.20: Grant authority for 14 day notice              ISSUER            YES             FOR                  FOR

period for Extraordinary General Meetings

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELECTRICITE DE FRANCE EDF

  TICKER:                  N/A                 CUSIP:   F2940H113

  MEETING DATE:      11/5/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #E.1: Approve to modify the Article 25 of            ISSUER            YES             FOR                  FOR

the Statutes

PROPOSAL #O.2: Approve the renewal of Mr. Bruno                 ISSUER            YES         AGAINST           AGAINST

Lafont's mandate as a Board Member

PROPOSAL #O.3: Approve the renewal of Mr. Henri                 ISSUER            YES         AGAINST           AGAINST

Proglio's mandate as a Board Member

PROPOSAL #O.4: Appoint Mrs. Mireille Faugere as a              ISSUER            YES         AGAINST           AGAINST

Board Member

PROPOSAL #O.5: Appoint Mr. Philippe Crouzet as a                ISSUER            YES         AGAINST           AGAINST

Board Member

PROPOSAL #O.6: Appoint Lord Michael Jay of Ewelme as         ISSUER            YES         AGAINST           AGAINST

a Board Member

PROPOSAL #O.7: Appoint Mr. Pierre Mariani as a Board         ISSUER            YES         AGAINST           AGAINST

Member

PROPOSAL #O.8: Approve to deposit the dividend in              ISSUER            YES             FOR                  FOR

shares; authorize the Board of Directors

PROPOSAL #O.9: Grant powers for formalities                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELPIDA MEMORY,INC.

  TICKER:                  N/A                 CUSIP:   J1354L103

  MEETING DATE:      8/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Increase Authorized          ISSUER            YES             FOR                  FOR

Capital to 303M shs. including Class Shares,

Establish Articles Related to Class I & II Shares and

 Class Shareholders Meetings

PROPOSAL #2: Amend Articles to: Increase Authorized          ISSUER            YES             FOR                  FOR

Capital to 403M shs. including Class Shares

PROPOSAL #3: Approve Issuance of New Class Shares to         ISSUER            YES             FOR                  FOR

a Third Party, DEVELOPMENT BANK OF JAPAN, INC.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ESPRIT HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G3122U145

  MEETING DATE:      12/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited consolidated                   ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 and Auditors of the Group for the YE 30 JUN 2009

PROPOSAL #2.: Approve a final dividend of 0.72 Hong          ISSUER            YES             FOR                  FOR

Kong dollar per Share for the YE 30 JUN 2009

PROPOSAL #3.: Approve a special dividend of 1.33 Hong        ISSUER            YES             FOR                  FOR

 Kong dollar per Share for the YE 30 JUN 2009 to be

satisfied by way of mandatory scrip dividend and

capitalization from share premium

PROPOSAL #4.I: Re-elect Mr. Heinz Jurgen Krogner-               ISSUER            YES             FOR                  FOR

Kornalik as a Director of the Company

PROPOSAL #4.II: Re-elect Mr. Jurgen Alfred Rudolf              ISSUER            YES             FOR                  FOR

Friedrich as a Director of the Company

PROPOSAL #4.III: Re-elect Mr. Ronald Van Der Vis as a        ISSUER            YES             FOR                  FOR

 Director of the Company

PROPOSAL #4.IV: Re-elect Mr. Chew Fook Aun as a                 ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #4.V: Re-elect Mr. Francesco Trapani as a            ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #4.VI: Authorize the Board to fix the                   ISSUER            YES             FOR                  FOR

Directors' fees

PROPOSAL #5.: Re-appoint Messrs.                                            ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors and authorize

the Directors to fix their remuneration

PROPOSAL #6.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 [a] subject to Paragraph [b] below, during the

Relevant Period [as specified] of all the powers of

the Company to purchase shares of the Company

[Shares] and any securities which carry a right to

subscribe for or purchase Shares, subject to and in

accordance with the applicable laws; [b] the total

nominal amount of Shares which may be purchased

pursuant to the approval in Paragraph [a] above shall

 not exceed 10% of the total nominal amount of the

share capital of the Company, and the total number of

 any securities which carry a right to subscribe for

or purchase Shares which may be purchased pursuant to

 the approval in Paragraph [a] above shall not exceed

 10% of such securities of the Company [or any

relevant class thereof], in each case in issue as at

the date of passing of this resolution, and the said

approval shall be limited accordingly; and [Authority

 expires the earlier of the conclusion of the next

AGM of the Company or the expiration of the period

within which the next AGM is to be held by law]

PROPOSAL #7.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 [a] subject to the restriction on discounts and

restriction on refreshment of this mandate as stated

in the Circular to the shareholders of the Company

dated 10 NOV 2009 and subject to Paragraph [b] below,

 during the Relevant Period [as specified] of all the

 powers of the Company to issue, allot and deal with

additional shares of the Company [Shares] and to make

 or grant offers, agreements and options during the

Relevant Period which would or might require Shares

to be issued, allotted or dealt with during or after

the end of the Relevant Period; [b] the total nominal

 amount of additional Shares issued, allotted, dealt

with or agreed conditionally or unconditionally to be

 issued, allotted or dealt with, pursuant to the

approval in Paragraph [a] above, otherwise than

pursuant to [i] a rights issue [as specified below],

or [ii] any option scheme or similar arrangement of

the Company for the granting or issuance of Shares or

 rights to acquire Shares, or [iii] the exercise of

rights of subscription or conversion under the terms

of any warrants issued or to be issued by the Company

 or any securities which are convertible into shares

of the Company, or [iv] any Scrip Dividend Scheme or

similar arrangement providing for the allotment of

Shares in lieu of the whole or part of a dividend on

Shares of the Company in accordance with the Bye-laws

 of the Company, shall not exceed 5% of the total

nominal amount of the share capital of the Company in

 issue as at the date of passing of this resolution;

and [Authority expires the earlier of the conclusion

of the next AGM of the Company or the expiration of

the period within which the next AGM of the Company

is required by the Bye-Laws of the Company or any

applicable laws to be held]

PROPOSAL #8.: Approve and adopt, conditional upon The        ISSUER            YES             FOR                  FOR

 Stock Exchange of Hong Kong Limited granting the

approval for the listing of, and permission to deal

in, the shares of the Company [Shares] or any part

thereof to be issued pursuant to the exercise of any

options that may be granted under the share option

scheme [the New Share Option Scheme], the terms and

conditions as specified, the New Share Option Scheme

and all the terms and conditions contained therein;

and authorize the Directors of the Company to grant

options to subscribe for Shares there under and to

allot, issue and deal with any Shares pursuant to the

 exercise of the subscription rights under any

options which may be granted from time to time in

accordance with the terms of the New Share Option

Scheme and to do all such acts as they may in their

absolute discretion consider necessary or expedient

in order to give full effect to the New Share Option

Scheme; and approve, subject to Paragraph [a]

hereinabove, the Share Option Scheme adopted by the

Company on 26 NOV 2001 [the 2001 Share Option

Scheme], to terminate with immediate effect provided

that the options which have been granted and remained

 outstanding and/or committed shall continue to

follow the provisions of the 2001 Share Option Scheme

 and the Rules Governing the Listing of Securities on

 The Stock Exchange of Hong Kong Limited

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EUTELSAT COMMUNICATIONS, PARIS

  TICKER:                  N/A                 CUSIP:   F3692M128

  MEETING DATE:      7/6/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to modify the last paragraph of        ISSUER            YES             FOR                  FOR

 Article 14 of the Statutes

PROPOSAL #2.: Approve to cancel Article 15 of the              ISSUER            YES         AGAINST           AGAINST

Statutes

PROPOSAL #3.: Approve to modify Article 17.1 fourth          ISSUER            YES             FOR                  FOR

paragraph of the Statutes [formerly 18.1]

PROPOSAL #4.: Approve to modify Article 17.3 fifth            ISSUER            YES             FOR                  FOR

paragraph of the Statutes [formerly 18.3]

PROPOSAL #5.: Approve to modify Article 17.4 fourth          ISSUER            YES             FOR                  FOR

paragraph of the Statutes [formerly 18.4]

PROPOSAL #6.: Approve to replace Article 21 fifth and        ISSUER            YES             FOR                  FOR

 sixth paragraphs of the Statutes [formerly 22]

PROPOSAL #7.: Grant full powers to the bearer of an          ISSUER            YES             FOR                  FOR

original or extract of this report in order to

accomplish all legal formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EUTELSAT COMMUNICATIONS, PARIS

  TICKER:                  N/A                 CUSIP:   F3692M128

  MEETING DATE:      11/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the annual accounts for the            ISSUER            YES             FOR                  FOR

FYE on 30 JUN 2009

PROPOSAL #O.2: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

the FYE on 30 JUN 2009

PROPOSAL #O.3: Approve the distributions of profits          ISSUER            YES             FOR                  FOR

for the FYE on 30 JUN 2009 and distribution of an

amount of EUR 0.66 per share

PROPOSAL #O.4: Approve the agreements referred to in         ISSUER            YES         AGAINST           AGAINST

Article L.225-38 of the Commercial Code

PROPOSAL #O.5: Appoint Cabinet ERNST and YOUNG Et              ISSUER            YES             FOR                  FOR

Autres as the Permanent Statutory Auditor

PROPOSAL #O.6: Appoint AUDITEX as the Temporary                 ISSUER            YES             FOR                  FOR

Statutory Auditor

PROPOSAL #O.7: Grant discharge to the Board Members          ISSUER            YES             FOR                  FOR

for the fulfillment of their duties during the past FY

PROPOSAL #O.8: Appoint Mr. De Rosen as a Board Member        ISSUER            YES             FOR                  FOR

PROPOSAL #O.9: Authorize the Board of Directors to            ISSUER            YES         AGAINST           AGAINST

purchase Company's shares

PROPOSAL #E.10: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

issue Company's common shares and/or warrants giving

access to the Company's common shares, with

maintenance of preferential subscription rights of

shareholders

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

issue Company's common shares and/or warrants giving

access to the Company's common shares, with

cancellation of preferential subscription rights of

shareholders, through a public offer

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue Company's common shares and/or warrants giving

access to the Company's common shares, with

cancellation of preferential subscription rights of

shareholders, as part of a public offer by private

investment referred to in Article L. 411-2 II of the

Monetary and Financial Code

PROPOSAL #E.13: Authorize the Board of Directors in          ISSUER            YES         AGAINST           AGAINST

case of an issue without preferential subscription

rights, to fix the issue price in the manner

established by the General Assembly, in the limit of

10% of share per year

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

increase the number of securities to be issued in

case of capital increase with maintenance or

cancellation of preferential subscription rights,

decided under the 10th to 13th Resolutions

PROPOSAL #E.15: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase share capital by incorporation of reserves,

profits, premiums or other amounts whose

capitalization is allowed

PROPOSAL #E.16: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

issue share subscription warrants to freely award the

 shareholders in case of a public offer aimed at the

Company's securities

PROPOSAL #E.17: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

issue common shares and/or warrants giving access to

the Company's common shares in the case of a public

offer exchange initiated by the Company

PROPOSAL #E.18: Authorize Board of Directors to                 ISSUER            YES         AGAINST           AGAINST

increase share capital by issuing Company's common

shares and/or warrants giving access to the Company's

 common shares in payment of contributions in kind

within the limit of 10% of the Company's share

capital except in the case of a public offer exchange

 initiated by the Company

PROPOSAL #E.19: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

issue common shares, in consequence of the issue by

subsidiaries of the Company's warrants giving access

to the Company's common shares

PROPOSAL #E.20: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue warrants giving right to the allocation of debt

 securities

PROPOSAL #E.21: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the share capital by issuing common shares

and/or warrants giving access to the Company's

capital reserved for Members of a Company Savings

Plan of the Company or its affiliates

PROPOSAL #E.22: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

freely grant Company's shares to the employees and

eligible Corporate Managers of the Company or its

affiliates

PROPOSAL #E.23: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

grant subscription options and/or purchase Company's

common shares to the employees and eligible Corporate

 Managers of the Company or its affiliates

PROPOSAL #E.24: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce the share capital by cancellation of shares

acquired by the Company as part of its program of

share repurchase

PROPOSAL #E.25: Powers                                                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EXPERIAN PLC

  TICKER:                  N/A                 CUSIP:   G32655105

  MEETING DATE:      7/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the reports and accounts                    ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.: Approve the report on Directors                     ISSUER            YES             FOR                  FOR

remuneration

PROPOSAL #3.: Elect Mr. Chris Callero as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #4.: Re-elect Mr. John Peace as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #5.: Re-elect Mr. Laurence Danon as a                   ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #6.: Re-elect Sir. Alan Rudge as a Director         ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES         AGAINST           AGAINST

as the Auditor of the Company

PROPOSAL #8.: Authorize the Directors to determine            ISSUER            YES         AGAINST           AGAINST

the Auditors remuneration

PROPOSAL #9.: Authorize the Directors to allot                   ISSUER            YES             FOR                  FOR

relevant securities

PROPOSAL #S.10: Authorize the Directors to disapply          ISSUER            YES             FOR                  FOR

pre-emption rights

PROPOSAL #S.11: Authorize the Directors purchase the         ISSUER            YES             FOR                  FOR

Companys own shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FAIRFAX MEDIA LTD, SYDNEY

  TICKER:                  N/A                 CUSIP:   Q37116102

  MEETING DATE:      11/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                 ISSUER             NO              N/A                  N/A

Directors' report and the Auditor's report of the

Company and its controlled entities for the FYE 28

JUN 2009

PROPOSAL #2.: Re-elect Mr. Roger Corbett as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with the Constitution

PROPOSAL #3.: PLEASE NOTE THAT THIS IS A                              ISSUER            YES         AGAINST               FOR

SHAREHOLDERS' PROPOSAL: elect Mr. Steve Harris as a

Director of the Company

PROPOSAL #4.: PLEASE NOTE THAT THIS IS A                              ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: elect Mr. Stephen Mayne as a

Director of the Company

PROPOSAL #5.: PLEASE NOTE THAT THIS IS A                              ISSUER            YES         AGAINST               FOR

SHAREHOLDERS' PROPOSAL: elect Mr. Gerard Noonan as a

Director of the Company

PROPOSAL #6.: Approve the Company's remuneration                ISSUER            YES             FOR                  FOR

report for the FYE 28 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FAST RETAILING CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J1346E100

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                     ISSUER            YES             FOR                  FOR

Revisions Related to Dematerialization of Shares and

the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIRSTGROUP PLC, ABERDEEN

  TICKER:                  N/A                 CUSIP:   G34604101

  MEETING DATE:      7/16/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report and financial        ISSUER            YES             FOR                  FOR

 statements

PROPOSAL #2.: Approve the Directors remuneration                ISSUER            YES             FOR                  FOR

report

PROPOSAL #3.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Sidney Barrie as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Martyn Williams as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Elect Nicola Shaw as a Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Elect Colin Hood as a Director                       ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Elect Tim Otoole as a Director                       ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Re-appoint Deloitte LLP as an                        ISSUER            YES             FOR                  FOR

Independent Auditor

PROPOSAL #10.: Authorize the Directors to determine          ISSUER            YES             FOR                  FOR

the remuneration of the Independent Auditors

PROPOSAL #11.: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

relevant securities

PROPOSAL #S.12: Authorize the Directors to disapply          ISSUER            YES             FOR                  FOR

the pre-emption rights

PROPOSAL #S.13: Approve to permit the Company to                ISSUER            YES             FOR                  FOR

purchase its own shares

PROPOSAL #14.: Authorize the Company to make                       ISSUER            YES             FOR                  FOR

political donation and incur political expenditure

PROPOSAL #S.15: Grant authority for the calling of            ISSUER            YES             FOR                  FOR

general meetings of the Company by notice of 14 clear

 days

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FLETCHER BUILDING LTD

  TICKER:                  N/A                 CUSIP:   Q3915B105

  MEETING DATE:      11/11/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Hugh Alasdair Fletcher as a            ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #2.: Re-elect Ralph Graham Waters as a                 ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.: Elect Alan Trevor Jackson as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #4.: Elect Gene Thomas Tilbrook as a                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #5.: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

remuneration of KPMG as the Auditor for the ensuing

year

PROPOSAL #6.: Approve and ratify the actions of the          ISSUER            YES         ABSTAIN           AGAINST

Directors in connection with the issue of 75,982,000

Fletcher Building Limited ordinary shares on 08 APR

2009 by way of private placement for a total

consideration of NZD 406,503,700, in accordance with

the Listing Rules of the NZSX and the ASX

PROPOSAL #7.: Approve and ratify the actions of the          ISSUER            YES         ABSTAIN           AGAINST

Directors in connection with the issue of 3,447,373

Fletcher Building Limited ordinary shares on 12 MAY

2009 by way of an offer to certain existing

shareholders for a total consideration of NZD

18,443,446, in accordance with the Listing Rules of

the NZSX and ASX

PROPOSAL #8.A: Approve the issuance of 1,707 shares          ISSUER            YES         ABSTAIN           AGAINST

at an issue price of NZD 5.35 each to Mr. P. E. A.

Baines and/or his Associate/s

PROPOSAL #8.B: Approve the issuance of 6,387 shares          ISSUER            YES         ABSTAIN           AGAINST

at an issue price of NZD 5.35 each to Mr. R. S. Deane

 and/or his Associate/s

PROPOSAL #8.C: Approve the issuance of 142,375 shares        ISSUER            YES         ABSTAIN           AGAINST

 at an issue price of NZD 5.35 each to Mr. H. A.

Fletcher and/or his Associate/s

PROPOSAL #8.D: Approve the issuance of 1,362 shares          ISSUER            YES         ABSTAIN           AGAINST

at an issue price of NZD 5.35 each to Sir Dryden

Spring and/or his Associate/s

PROPOSAL #8.E: Approve the issuance of 139,343 shares        ISSUER            YES         ABSTAIN           AGAINST

 at an issue price of NZD 5.35 each to Mr. R. G.

Waters and/or his Associate/s

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FOMENTO DE CONSTRUCCIONES Y CONTRATAS S A

  TICKER:                  N/A                 CUSIP:   E52236143

  MEETING DATE:      11/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the convertible bonds in                   ISSUER            YES             FOR                  FOR

shares, for EUR 450,000,000 due to OGM Plan, in order

 to issue new shares; capital increase to convert the

 bonds, and to delegate to execute the Board of

Directors' agreements

PROPOSAL #2.: Approve the repurchase schedule in                ISSUER            YES             FOR                  FOR

Company's shares in order to conver the bonds

conversion; and the capital decrease to redempt the

own shares

PROPOSAL #3.: Approve the delegation of powers                    ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve the agenda                                            ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FONCIERE DES REGIONS, METZ

  TICKER:                  N/A                 CUSIP:   F42399109

  MEETING DATE:      12/15/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the in-kind contributions made         ISSUER            YES         AGAINST           AGAINST

by Predica Group Entities and consequential capital

increases

PROPOSAL #2.: Approve the estimations of the in-kind         ISSUER            YES         AGAINST           AGAINST

contributions made by Predica Group Entities

PROPOSAL #3.: Approve the in-kind contributions made         ISSUER            YES         AGAINST           AGAINST

by Groupama Group Entities and consequential capital

increases

PROPOSAL #4.: Approve the estimations of the in-kind         ISSUER            YES         AGAINST           AGAINST

contributions made by Groupama Group Entities

PROPOSAL #5.: Approve the issue and free allocation          ISSUER            YES         AGAINST           AGAINST

of 46.619.703 warrants shares

PROPOSAL #6.: Approve the final completion of the in-        ISSUER            YES         AGAINST           AGAINST

kind contributions and consequential capital

increases associated with the previous resolutions

and consequential amendments of the Statutes

PROPOSAL #7.: Approve to delegate the authority to            ISSUER            YES         AGAINST           AGAINST

the Executive Board to the effect of increasing the

capital of the Company to the benefit of the

employees, Members of a Business Saving Plan

PROPOSAL #8.: Powers for formalities                                     ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FORTESCUE METALS GROUP LTD

  TICKER:                  N/A                 CUSIP:   Q39360104

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt and approve the remuneration                ISSUER            YES             FOR                  FOR

report for the Company and its controlled entities

for the YE 30 JUN 2009

PROPOSAL #2.: Elect Mr. Ian Cumming as a Director of         ISSUER            YES             FOR                  FOR

the Company who resigns from the office of Director

in accordance with Rule 17.3(9) of the Company's

Constitution

PROPOSAL #3.: Elect Mr. Li Xiaowei as a Director of          ISSUER            YES             FOR                  FOR

the Company who resigns from the office of Director

in accordance with Rule 17.3(9) of the Company's

Constitution

PROPOSAL #4.: Re-elect Mr. Herb Elliott as a Director        ISSUER            YES             FOR                  FOR

 of the Company who retires by rotation pursuant to

Rule 17.3(3) of the Company's Constitution

PROPOSAL #5.: Re-elect Mr. Ken Ambrecht as a Director        ISSUER            YES             FOR                  FOR

 of the Company who retires by rotation pursuant to

Rule 17.3(3) of the Company's Constitution

PROPOSAL #6.: Approve, for the purposes of Listing            ISSUER            YES             FOR                  FOR

Rule 10.14 and for all other purposes, the grant of

1,915 Bonus Shares to Mr. Andrew Forrest in

accordance with the Bonus Share Plan and otherwise on

 the terms and conditions as specified

PROPOSAL #7.: Authorize the Directors, for the                   ISSUER            YES             FOR                  FOR

purposes of Listing Rule 7.2 [Exception 9(b)] and for

 all other purposes, to grant Performance Rights and

issue Shares pursuant to those Performance Rights

from time to time upon the terms and conditions

specified in the rules of the Performance Share Plan

[which are specified in Annexure A to the Explanatory

 Statement], as an exception to Listing Rule 7.1

PROPOSAL #8.: Approve, for the purposes of Chapter 2E        ISSUER            YES             FOR                  FOR

 of the Corporations Act, Listing Rule 10.14 and for

all other purposes: the grant of 23,475 Performance

Rights to Mr. Andrew Forrest in accordance with the

Performance Share Plan and otherwise on the terms and

 conditions as specified; and the grant of 113,105

Performance Rights to Mr. Graeme Rowley in accordance

 with the Performance Share Plan and otherwise on the

 terms and conditions as specified; and the grant of

113,105 Performance Rights to Mr. Russell Scrimshaw

in accordance with the Performance Share Plan and

otherwise on the terms and conditions as specified

PROPOSAL #9.: Approve, pursuant to Rule 17.5(1) of            ISSUER            YES             FOR                  FOR

the Constitution and for the purposes of Listing Rule

 10.17 and for all other purposes, increase the

maximum aggregate remuneration payable by the Company

 to the Non-Executive Directors [as a whole] by AUD

250,000 from AUD 750,000 per annum to AUD 1,000,000

per annum with effect from 01 JUL 2009, divided

amongst the Non-Executive Directors in such

proportion and manner as the Directors determine or,

until so determined, equally

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FORTIS SA/NV

  TICKER:                  N/A                 CUSIP:   B4399L102

  MEETING DATE:      9/18/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Appoint Mr. Bart De Smet as a Member of        ISSUER             NO              N/A                  N/A

 the Board of Directors, until the end of the AGM of

Shareholders in 2013; Mr. Bart De Smet will carry out

 the function of Executive Director and will hold the

 title of Chief Executive Officer in accordance with

the current Articles of Association

PROPOSAL #3.: Authorize the Board of Directors for a         ISSUER             NO              N/A                  N/A

period of 18 months, to acquire Fortis Units, in

which own fully paid twinned shares of Fortis N.V.

are included, up to the maximum number permitted by

the Civil Code, Book 2, Article 98 paragraph 2 and

this: a) through all agreements, including

transactions on the stock exchange and private

transactions at a price equal to the closing price of

 the Fortis Unit on Euronext on the day immediately

preceding the acquisition, plus a maximum of 15% or

less a maximum of 15%; or b) by means of stock

lending agreements under terms and conditions that

comply with common market practice for the number of

Fortis Units from time to time to be borrowed by

PROPOSAL #4.: Closure                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FOSTER'S GROUP LTD

  TICKER:                  N/A                 CUSIP:   Q3944W187

  MEETING DATE:      10/21/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. M G Ould as a Director,            ISSUER            YES             FOR                  FOR

who retires by rotation in accordance with the

Company's constitution

PROPOSAL #2.: Approve that any shares issued under            ISSUER            YES             FOR                  FOR

the Foster's employee share grant plan, the terms of

which are specified, during the 3 years specified the

 date of this meeting be approved as an exception for

 purpose of ASX Listing Rule 7.1

PROPOSAL #3.: Approve the Company acquisition of                ISSUER            YES             FOR                  FOR

rights over a maximum of 343,000 ordinary shares in

the Company by Mr. Ian Johnson, the Chief Executive

Officer, under the Foster's Long Term Incentive Plan

upon the terms as specified

PROPOSAL #4.: Approve the Company acquisition of                ISSUER            YES             FOR                  FOR

rights a maximum 515,400 ordinary shares in the

Company by Mr. Ian Johnson, the Chief Executive

Officer, under the Foster's Long Term Incentive Plan

upon the terms as specified

PROPOSAL #5.: Adopt the remuneration report of the            ISSUER            YES             FOR                  FOR

Company, as specified in the Directors' report, for

the YE 30 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FRIENDS PROVIDENT GROUP PLC, DORKING

  TICKER:                  N/A                 CUSIP:   G371FQ104

  MEETING DATE:      10/5/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Scheme of Arrangement dated        ISSUER            YES             FOR                  FOR

 03 SEP 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FRIENDS PROVIDENT GROUP PLC, DORKING

  TICKER:                  N/A                 CUSIP:   G371FQ104

  MEETING DATE:      10/5/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve to give effect to the Scheme          ISSUER            YES             FOR                  FOR

of Arrangement

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUGRO NV, LEIDSCHENDAM

  TICKER:                  N/A                 CUSIP:   N3385Q197

  MEETING DATE:      9/16/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Appoint Mr. J. Ruegg as a Member of the        ISSUER            YES             FOR                  FOR

 Management Board

PROPOSAL #3.: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOODMAN FIELDER LTD

  TICKER:                  N/A                 CUSIP:   Q4223N112

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial          ISSUER             NO              N/A                  N/A

report and the reports of the Directors and the

Auditor for the FYE 30 JUN 2009

PROPOSAL #2.: Elect Ms. Chris Froggatt, as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #3.: Adopt the Company's remuneration report        ISSUER            YES             FOR                  FOR

 for the FYE 30 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOODMAN GROUP, SYDNEY NSW

  TICKER:                  N/A                 CUSIP:   Q4229W108

  MEETING DATE:      9/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, for all purposes under the              ISSUER            YES             FOR                  FOR

Corporation Act and the Listing Rules, the issue to

Macquarie MSSits and CIC of the specified options in

aggregate: 294,000,000 options at an exercise price

of AUD 0.30 [as adjusted to AUD 0.2464 specified

completion of the August 2009 entitlement offer]; and

 255,300,000 options at an exercise price of AUD 0.40

 [as adjusted to AUD 0.3464 specified completion of

the AUG 2009 entitlement offer], each of which on

such terms as specified

PROPOSAL #2.: Approve, for all purposes under the              ISSUER            YES             FOR                  FOR

Corporation Act and the Listing Rules the issue to

CIC of 5,000 exchangeable Hybrid Securities on such

terms as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOODMAN GROUP, SYDNEY NSW

  TICKER:                  N/A                 CUSIP:   Q4229W108

  MEETING DATE:      11/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Ian Ferrier as a Director         ISSUER            YES         AGAINST           AGAINST

of Goodman, who retires by rotation in accordance

with the Constitution and the Listing Rules

PROPOSAL #2.: Re-elect Mr. Jim Sloman as a Director          ISSUER            YES         AGAINST           AGAINST

of Goodman, who retires by rotation in accordance

with the Constitution and the Listing Rules

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #S.4: Ratify and approve the issue of                   ISSUER            YES         ABSTAIN           AGAINST

416,947,757 Stapled Securities on 26 AUG 2009 and the

 issue of 9,458,926 Stapled Securities on 16 SEP 2009

 to certain institutional and other sophisticated

investors at AUD 0.40 per Stapled Security, as

specified, for all purposes [including for the

purposes of Listing Rules 7.1 and 7.4 and ASIC Class

Order 05/26]

PROPOSAL #5.: Approve, for all purposes under the              ISSUER            YES             FOR                  FOR

Listing Rules [including for the purposes of Listing

Rule 7.1], the issue of Stapled Securities in

satisfaction of the distributions payable under the

Exchangeable Hybrid Securities issued on 16 OCT 2009

for a period of 13 months from the date of this

approval

PROPOSAL #6.: Approve, for all purposes under the              ISSUER            YES             FOR                  FOR

Listing Rules, the Long Term Incentive Plan [LTIP]

for a period of 3 years from the date of this approval

PROPOSAL #7.: Approve, for all purposes under the              ISSUER            YES         AGAINST           AGAINST

Listing Rules, the grant of up to 8,000,000

Performance Rights at any time until the second

anniversary of this approval, to Mr. Gregory Goodman

on such terms as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GREEK ORGANISATION OF FOOTBALL PROGNOSTICS SA OPAP

  TICKER:                  N/A                 CUSIP:   X3232T104

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the validation of the election         ISSUER             NO              N/A                  N/A

of the new Board of Director member Mrs. Marina

Massara in replacement of the resigned Board of

Director member Nikolaos Pavlias

PROPOSAL #2.: Elect the new Board of Director members        ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Approve to determine the Audit                       ISSUER             NO              N/A                  N/A

Committee according to Article 37 of Law 3693/2008

PROPOSAL #4.: Grant permission, pursuant to Article          ISSUER             NO              N/A                  N/A

23, Paragraph 1 of the Company Law 2190/1920, to the

Members of the Board of Directors and the Officers of

 the Company's Departments and Divisions to

participate in the Board of Directors or in the

Management of Group's companies and their associate

companies for the purposes set out in Article 42E

Paragraph 5, of the Company Law 2190/1920

PROPOSAL #5.: Grant authority to submit for approval         ISSUER             NO              N/A                  N/A

and publication, to the ministry of finance,

competitiveness and shipping, General Directorate of

Trade Societe Anonyme and Credit Department, the

minutes of the 5th EGM as well as those of any repeat

 session and in general to carry out any legal action

 to enforce the resolutions of the 5th EGM or any

repeat session

PROPOSAL #6.: Announcements                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GREEK ORGANISATION OF FOOTBALL PROGNOSTICS SA OPAP

  TICKER:                  N/A                 CUSIP:   X3232T104

  MEETING DATE:      12/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Ratify the election of Mrs. Marina                ISSUER             NO              N/A                  N/A

Massara as Executive Member of the Board of Directors

 in replacement of the Executive Member Mr. Nikolaos

pavlias, for the remaining term of office

PROPOSAL #2.: Elect the new Board of Directors                    ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Appoint the Audit Committee Members              ISSUER             NO              N/A                  N/A

under Article 37 of L. 3693/2008

PROPOSAL #4.: Grant permission, pursuant to Article          ISSUER             NO              N/A                  N/A

23, paragraph 1 of the C.L. 2190/1920, to Members of

the Board of Directors and officers of the Company's

departments and divisions to participate in the Board

 of Directors or in the management of groups

companies and their associate Companies for the

purposes as specified in the Article 42E paragraph 5,

 of the C.L. 2190/1920

PROPOSAL #5.: Grant authority and power to submitting        ISSUER             NO              N/A                  N/A

 for approval and publication, to the ministry of

finance, competitiveness and shipping, general

directorate of trade societe anonyme and credit

department, the minutes of the 5th extraordinary

general assembly as well as those of any repeat

session and in general to carry out any legal

actionto enforce the resolutions of the 5th

extraordinary general assembly or any repeat session

PROPOSAL #6.: Other announcements                                           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO FERROVIAL SA

  TICKER:                  N/A                 CUSIP:   E5701R106

  MEETING DATE:      10/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Information regarding significant                ISSUER             NO              N/A                  N/A

changes to the assets and liabilities of the

Companies involved in the simplified Merger between

the date of the joint simplified Merger Project and

the date of the general shareholders' meeting

convened herewith, where applicable

PROPOSAL #1.2: Approval of the Company's balance                ISSUER            YES             FOR                  FOR

sheet at 30 APR 2009 as the Merger balance sheet

PROPOSAL #1.3: Approval of the simplified Merger of          ISSUER            YES             FOR                  FOR

Grupo Ferrovial, S.A. and Ferrovial Infraestructuras,

 S.A., Aeropuerto De Belfast, S.A., Marjeshvan, S.L.

and Lernamara, S.L. and, as such, the joint

simplified Merger Project filed with the Madrid

PROPOSAL #2.1: Information regarding significant                ISSUER             NO              N/A                  N/A

changes to the assets and liabilities of the

Companies involved in the inverse Merger between the

date of the Joint Merger Project and the date of the

general shareholders' meeting convened herewith,

where applicable

PROPOSAL #2.2: Approval of the Company's balance                ISSUER            YES             FOR                  FOR

sheet at 30 APR 2009 as the Merger balance sheet

PROPOSAL #2.3: Approval within the framework of the          ISSUER            YES             FOR                  FOR

Joint Inverse Merger Project to an increase of

32,996,390 EUROS in the share capital of Cintra

Concesiones De Infraestructuras De Transporte, S.A.

by issuing 164,981,950 shares of 20 EUR Cents each of

 the same class and series as the shares currently in

 circulation, as a consequence of the Merger and

depending on the approved exchange ratio

PROPOSAL #2.4: Approval of the inverse merger by                ISSUER            YES             FOR                  FOR

absorption of Grupo Ferrovial, S.A. [Absorbed

Company] and Cintra Concesiones De Infraestructuras

De Transporte, S.A. [Absorbing Company] and, as such,

 the Joint Inverse Merger Project

PROPOSAL #3.1: Dissolution of the current Board of            ISSUER            YES             FOR                  FOR

Directors of Cintra Concesiones De Infraestructuras

De Transporte, S.A.

PROPOSAL #3.2: Fixing the number of Members of the            ISSUER            YES             FOR                  FOR

Board of Directors of Cintra Concesiones De

Infraestructuras De Transporte, S.A.

PROPOSAL #3.3: Appointment of Mr. Rafael Del Pino Y          ISSUER            YES             FOR                  FOR

Calvo-Sotelo as a Director for the Bylaw-mandated 3

year period

PROPOSAL #3.4: Appointment of Mr. Jose Maria Perez            ISSUER            YES             FOR                  FOR

Tremps as Board Member for the Bylaw-mandated 3 year

period

PROPOSAL #3.5: Appointment of Mr. Santiago Bergareche        ISSUER            YES             FOR                  FOR

 Busquet as Board Member for the Bylaw-mandated 3

year period

PROPOSAL #3.6: Appointment of Mr. Jaime Carvajal                ISSUER            YES             FOR                  FOR

Urquijo as Board Member for the Bylaw-mandated 3 year

 period

PROPOSAL #3.7: Appointment of Portman Baela, S.L. as         ISSUER            YES             FOR                  FOR

Board Member for the Bylaw-mandated 3 year period

PROPOSAL #3.8: Appointment of Mr. Juan Arena De La            ISSUER            YES             FOR                  FOR

Mora as Board Member for the Bylaw-mandated 3 year

period

PROPOSAL #3.9: Appointment of Mr. Santiago Eguidazu          ISSUER            YES             FOR                  FOR

Mayor as Board Member for the Bylaw-mandated 3 year

period

PROPOSAL #3.10: Appointment of Mr. Joaquin Ayuso                ISSUER            YES             FOR                  FOR

Garcia as Board Member for the Bylaw-mandated 3 year

period

PROPOSAL #3.11: Appointment of Mr. Gabriele Burgio as        ISSUER            YES             FOR                  FOR

 Board Member for the Bylaw-mandated 3 year period

PROPOSAL #3.12: Appointment of Ms. Maria Del Pino Y          ISSUER            YES             FOR                  FOR

Calvo-Sotelo as Board Member for the Bylaw-mandated 3

 year period

PROPOSAL #3.13: Appointment of Mr. Santiago Fernandez        ISSUER            YES             FOR                  FOR

 Valbuena as Board Member for the Bylaw-mandated 3

year period

PROPOSAL #3.14: Appointment of Mr. Inigo Meiras                 ISSUER            YES             FOR                  FOR

Amusco as Board Member for the Bylaw-mandated 3 year

PROPOSAL #3.15: Appointment of Mr. Jose Fernando                ISSUER            YES             FOR                  FOR

Sanchez-Junco Mans as Board Member for the Bylaw-

mandated 3 year period

PROPOSAL #3.16: Fixing the total amount of                          ISSUER            YES             FOR                  FOR

remuneration of the Board of Directors of Cintra

Concesiones De Infraestructuras De Transporte, S.A.

PROPOSAL #3.17: Automatic review of the amount set in        ISSUER            YES             FOR                  FOR

 Point 3.16 above

PROPOSAL #3.18: Powers to be conferred upon the Board        ISSUER            YES             FOR                  FOR

 of Directors of Cintra Concesiones De

Infraestructuras De Transporte, S.A. to increase the

share capital of said Company by up to EUR 73

million, pursuant to Article 153.1 b) of the Spanish

Public Limited Companies Act [ley de sociedades

anonimas] and, where applicable, to remove the

preemptive subscription right in accordance with

PROPOSAL #3.19: Powers to be conferred upon the Board        ISSUER            YES             FOR                  FOR

 of Directors of Cintra Concesiones De

Infraestructuras De Transporte, S.A. to issue simple

and/or convertible debentures, bonds, promissory

notes and other fixed-interest securities as well as

warrants and preference shares; fixing of the

criteria to determine the bases and types of

conversion and/or exchange and/or exercise and

authorization of the Board of Directors to increase

the share capital by the necessary amount and to

exclude the preferential subscription right of the

shareholders. authorization for the company to

PROPOSAL #3.20: Authorization of the Board of                     ISSUER            YES         AGAINST           AGAINST

Directors of Cintra Concesiones De Infraestructuras

De Transporte, S.A. to acquire treasury shares of the

 Company in accordance with Article 75 and concordant

 Articles of the Spanish Companies Act and apply them

 to the performance of remuneration agreements

PROPOSAL #4.1: Fixing the number of Members of the            ISSUER            YES             FOR                  FOR

Board of Directors in accordance with Article 22 of

the Company Bylaws

PROPOSAL #4.2: Re-appointment of Ms. Maria Del Pino Y        ISSUER            YES             FOR                  FOR

 Calvo Sotelo as a Director of the Company

PROPOSAL #4.3: Appointment of Mr. Inigo Meiras Amusco        ISSUER            YES             FOR                  FOR

 as a Director of the Company

PROPOSAL #5.: Delegation of powers to formalize,                ISSUER            YES             FOR                  FOR

register and execute the resolutions adopted at the

general meeting of the shareholders

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANG LUNG GROUP LTD

  TICKER:                  N/A                 CUSIP:   Y30148111

  MEETING DATE:      10/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the financial                 ISSUER            YES             FOR                  FOR

statements and the reports of the Directors and the

Auditors for the YE 30 JUN 2009

PROPOSAL #2.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.a: Re-elect Ms. Laura Lok Yee Chen as a          ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.b: Re-elect Dr. York Liao as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3.c: Re-elect Mr. Shang Shing Yin as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.d: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors' fees

PROPOSAL #4.: Re-appoint KPMG as the Auditors of the         ISSUER            YES             FOR                  FOR

Company and authorize the Directors to fix the

Auditors' remuneration

PROPOSAL #5.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 to purchase shares in the capital of the Company,

during the relevant period, the aggregate nominal

amount of shares of the Company which may be

purchased by the Company on the Stock Exchange of

Hong Kong Limited [the Stock Exchange] or any other

stock exchange recognized for this purpose by the

Securities and Futures Commission and The Stock

Exchange under the Hong Kong Code on share

repurchases pursuant to the approval in this

resolution, shall not exceed 10% of the aggregate

nominal amount of the share capital of the Company in

 issue at the date of passing of this resolution; and

 [Authority expires the earlier of the conclusion of

the next meeting of the Company or the expiration of

the period within which the next AGM of the Company

PROPOSAL #6.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 pursuant to Section 57B of the Companies Ordinance,

during the relevant period [as specified in

Resolution 5 in the notice of the Meeting], to allot,

 issue and deal with additional shares in the capital

 of the Company and to allot, issue or grant

securities convertible into shares in the capital of

the Company or options, warrants or similar rights to

 subscribe for any such shares or such convertible

securities and to make or grant offers, agreements

and options, not exceeding the aggregate of: a) 20%

of the aggregate nominal amount of the share capital

of the Company in issue at the date of passing this

resolution plus; b) if the Directors are so

authorized by a separate ordinary resolution of the

shareholders of the Company set out as Resolution 7

in the notice of the meeting, the nominal amount of

share capital repurchased by the Company subsequent

to the passing of this resolution, up to maximum

equivalent to 10% of the aggregate nominal amount of

the share capital of the Company in issue at the date

 of passing of this resolution, otherwise than

pursuant to: i) a rights issue [as specified]; or ii)

 the exercise of rights of subscription or conversion

 under the terms of any warrants issued by the

Company or any securities which are convertible into

the shares of the Company; iii) any Option Scheme or

similar arrangement for the time being adopted for

the grant or issue of shares or rights to acquire

shares of the Company or iv) any scrip dividend or

similar arrangement providing for the allotment of

shares in lieu of the whole or part of a dividend on

shares of the Company in accordance with the Articles

 of Association of the Company; and [Authority

expires the earlier of the conclusion of the next

meeting of the Company or the expiration of the

period within which the next AGM of the Company is to

PROPOSAL #7.: Authorize the Directors of the Company         ISSUER            YES         AGAINST           AGAINST

to exercise the powers of the Company referred in

Resolution No.6 in the notice of the meeting in

respect of the share capital of the Company referred

in such resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANG LUNG PROPERTIES LTD

  TICKER:                  N/A                 CUSIP:   Y30166105

  MEETING DATE:      10/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements and reports of the Directors and Auditors

for the YE 30 JUN 2009

PROPOSAL #2.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.A: Re-elect Mr. Ronald Joseph Arculli as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3.B: Re-elect Ms. Laura Lok Yee Chen as a          ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.C: Re-elect Prof. Pak Wai Liu as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.D: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors' fees

PROPOSAL #4.: Re-appoint KPMG as the Auditors of the         ISSUER            YES             FOR                  FOR

Company and authorize the Directors to fix the

Auditors' remuneration

PROPOSAL #5.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 during the Relevant Period [as specified] of all the

 powers of the Company to purchase shares in the

capital of the Company; the aggregate nominal amount

of shares of the Company which may be purchased by

the Company on The Stock Exchange of Hong Kong

Limited [the Stock Exchange] or on any other Stock

Exchange recognized for this purpose by the

Securities and Futures Commission and the Stock

Exchange under the Hong Kong Code on Share

Repurchases pursuant to the approval in this

resolution above shall not exceed 10% of the

aggregate nominal amount of the share capital of the

Company in issue at the date of passing this

resolution, and the said approval shall be limited

accordingly; [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

PROPOSAL #6.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 pursuant to Section 57B of the Companies Ordinance,

during the Relevant Period [as specified in this

Resolution 5 in the notice of the Meeting] of all the

 powers of the Company to allot, issue and deal with

additional shares in the capital of the Company and

to allot, issue or grant securities convertible into

shares in the capital of the Company or options,

warrants or similar rights to subscribe for any such

shares or such convertible securities and to make or

grant offers, agreements and options which might

require the exercise of such powers; and during the

Relevant Period to allot, issue or grant securities

convertible into shares in the capital of the Company

 and to make or grant offers, agreements and options

which might require the exercise of such powers after

 the end of the Relevant Period; the aggregate

nominal amount of share capital allotted or agreed

conditionally or unconditionally to be allotted

[whether pursuant to an option or otherwise] by the

Directors of the Company pursuant to the approval in

this resolution above, otherwise than pursuant to: i)

 a rights issue [as specified], ii) the exercise of

rights of subscription or conversion under the terms

of any warrants issued by the Company or any

securities which are convertible into shares of the

Company, iii) any option scheme or similar

arrangement for the time being adopted for the grant

or issue of shares or rights to acquire shares of the

 Company, or iv) any scrip dividend or similar

arrangement providing for the allotment of shares in

lieu of the whole or part of a dividend on shares of

the Company in accordance with the articles of

association of the Company, shall not exceed the

aggregate of 20% of the aggregate nominal amount of

the share capital of the Company in issue at the date

 of passing this Resolution plus if the Directors are

 so authorized by a separate ordinary resolution of

the shareholders of the Company set out as Resolution

 7 in the notice of the Meeting, the nominal amount

of the share capital of the Company repurchased by

the Company subsequent to the passing of this

resolution, up to a maximum equivalent to 10% of the

aggregate nominal amount of the share capital of the

Company in issue at the date of passing this

resolution, and the said approval shall be limited

accordingly; [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required by law to be held]

PROPOSAL #7.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 to exercise the powers of the Company referred in

the resolution set out as Resolution 6 in the notice

of the meeting in respect of the share capital of the

 Company of such resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HARVEY NORMAN HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Q4525E117

  MEETING DATE:      11/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's financial                     ISSUER            YES             FOR                  FOR

statements, the Directors' declaration and the

Directors' report and independent audit report for

the YE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report as                   ISSUER            YES             FOR                  FOR

included in the Directors' report for YE 30 JUN 2009

PROPOSAL #3.: Declare a dividend as recommended by            ISSUER            YES             FOR                  FOR

the Board

PROPOSAL #4.A: Re-elect Mr. Gerald Harvey as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation at

the close of the meeting in accordance with Article

63A of the Constitution of the Company

PROPOSAL #4.B: Re-elect Mr. Arthur Bayly Brew as a            ISSUER            YES         AGAINST           AGAINST

Director of the Company, who retires by rotation at

the close of the meeting in accordance with Article

63A of the Constitution of the Company

PROPOSAL #4.C: Re-elect Mr. Chris Mentis as a                     ISSUER            YES         AGAINST           AGAINST

Director of the Company, who retires by rotation at

the close of the meeting in accordance with Article

63A of the Constitution of the Company

PROPOSAL #4.D: Re-elect Mr. Christopher Herbert Brown        ISSUER            YES             FOR                  FOR

 as a Director of the Company, who retires by

rotation at the close of the meeting in accordance

with Article 63A of the Constitution of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HELLENIC PETE S A

  TICKER:                  N/A                 CUSIP:   X3234A111

  MEETING DATE:      12/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect 2 Board of Director Members                 ISSUER             NO              N/A                  N/A

representing minority shareholders according to

Articles 20 and 21 of Company's Statute

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HELLENIC PETE S A

  TICKER:                  N/A                 CUSIP:   X3234A111

  MEETING DATE:      12/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect the Board of Director Members         ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Approve the pre-approval of the Board          ISSUER             NO              N/A                  N/A

of Director Members remunerations and contracts among

 the Company and Board of Director Members

PROPOSAL #3.: Elect the Audit Committee according to         ISSUER             NO              N/A                  N/A

Law 3693/2008

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HELLENIC TELECOMMUNICATIONS ORGANIZATIONS OTE

  TICKER:                  N/A                 CUSIP:   X3258B102

  MEETING DATE:      7/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend the terms of the Stock Option              ISSUER             NO              N/A                  N/A

Plan for executives of the Company and affiliated

Companies, according to the Article 42e of the

Codified Law 2190/1920

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HENDERSON LAND DEVELOPMENT CO LTD

  TICKER:                  N/A                 CUSIP:   Y31476107

  MEETING DATE:      12/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Re-elect Dr. Lee Shau Kee as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Re-elect Mr. Colin Lam Ko Yin as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Re-elect Mr. John Yip Ying Chee as a          ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #1.4: Re-elect Mr. Alexander Au Siu Kee as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #1.5: Re-elect Madam Fung Lee Woon King as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #1.6: Re-elect Mr. Eddie Lau Yum Chuen as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Re-elect Mr. Leung Hay Man as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Approve the Director's fee at the rate        ISSUER            YES             FOR                  FOR

 of HKD 50,000 per annum for each Director and in the

 case of each Member of the Audit Committee an

additional remuneration at the rate of HKD 250,000

per annum

PROPOSAL #2.: Re-appoint the Auditors and authorize          ISSUER            YES             FOR                  FOR

the Directors to fix their remuneration

PROPOSAL #3.A: Authorize the Directors, during the            ISSUER            YES             FOR                  FOR

Relevant Period [as specified], to repurchase

ordinary shares of HKD 2.00 each in the capital of

the Company on The Stock Exchange of Hong Kong

Limited [Stock Exchange] or on any other Stock

Exchange on which the shares of the Company may be

listed and recognized by the Stock Exchange and the

Securities and Futures Commission for this purpose,

subject to and in accordance with all applicable laws

 and the requirements of the Rules Governing the

Listing of Securities on the Stock Exchange or of any

 other Stock Exchange as amended from time to time;

the aggregate nominal amount of the shares of the

Company to be repurchased pursuant to the approval in

 this resolution, shall not exceed 10% of the

aggregate nominal amount of the share capital of the

Company in issue as at the date of this resolution

and the said approval shall be limited accordingly;

and [Authority expires the earlier of the conclusion

of the next AGM of the Company is required by the

Articles of Association of the Companies or the

Companies Ordinance [Chapter 32 of the laws of Hong

Kong] to be held]

PROPOSAL #3.B: Authorize the Directors, during the            ISSUER            YES         AGAINST           AGAINST

Relevant Period [as specified], to allot, issue and

deal with additional shares of the Company and to

make or grant offers, agreements or options

[including warrants, bonds, debentures, notes and

other securities convertible into shares in the

Company] which would or might require the exercise of

 such powers either during or after the Relevant

Period, provided that the aggregate nominal amount of

 the share capital of the Company to be allotted,

issued and dealt with pursuant to the general mandate

 herein, otherwise than pursuant to: i) a rights

issue [as specified]; or ii) any option scheme or

similar arrangement for the time being adopted for

the grant or issue to the employees of the Company

and/or any of its subsidiaries of shares or rights to

 acquire shares of the Company; or iii) an issue of

shares in the Company upon the exercise of the

subscription rights or conversion rights attaching to

 any warrants or convertible notes which may be

issued by the Company or any of its subsidiaries; or

iv) any scrip dividend pursuant to the Articles of

Association of the Company from time to time, shall

not exceed 20% of the aggregate nominal amount of the

 share capital of the Company in issue as at the date

 of this resolution and the said approval shall be

limited accordingly; and [Authority expires the

earlier of the conclusion of the next AGM of the

Company is required by the Articles of Association of

 the Companies or the Companies Ordinance [Chapter 32

 of the laws of Hong Kong] to be held]

PROPOSAL #3.C: Approve to extend the general mandate         ISSUER            YES         AGAINST           AGAINST

granted to the Directors and for the time being in

force to exercise the powers of the Company to allot,

 issue and deal with any additional shares of the

Company pursuant to Ordinary Resolution 3.B, by the

addition to the aggregate nominal amount of share

capital which may be allotted, issued and dealt with

or agreed conditionally or unconditionally to be

allotted, issued and dealt with by the Directors

pursuant to such general mandate an amount

representing the aggregate nominal amount of the

share capital of the Company repurchased by the

Company pursuant to Ordinary Resolution 3.A, provided

 that such amount does not exceed 10% of the

aggregate nominal amount of the share capital of the

Company at the date of passing this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOLCIM LTD, RAPPERSWIL-JONA

  TICKER:                  N/A                 CUSIP:   H36940130

  MEETING DATE:      7/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the ordinary capital increase           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOME RETAIL GROUP

  TICKER:                  N/A                 CUSIP:   G4581D103

  MEETING DATE:      7/1/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors'                   ISSUER            YES             FOR                  FOR

report, Auditors' report and the financial statements

 for the financial period ended 28 FEB 2009

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the financial period ended 28 FEB 2009

PROPOSAL #3.: Declare a final dividend of 10.0 pence         ISSUER            YES             FOR                  FOR

per ordinary share

PROPOSAL #4.: Re-elect Mr. Oliver Stocken as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #5.: Re-elect Mr. Richard Ashton as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors of the Company

PROPOSAL #7.: Authorize the Directors' to determine          ISSUER            YES             FOR                  FOR

the Auditors' remuneration

PROPOSAL #8.: Authorize the Company and its                        ISSUER            YES             FOR                  FOR

subsidiaries to make political donations to political

 organizations/incur political

PROPOSAL #9.: Authorize the Directors to allot                   ISSUER            YES             FOR                  FOR

unissued shares

PROPOSAL #S.10: Authorize the Directors to disapply          ISSUER            YES             FOR                  FOR

pre-emption rights

PROPOSAL #S.11: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #S.12: Authorize the Company to call general        ISSUER            YES             FOR                  FOR

 meetings other than AGM's on not less than 14 days'

notice

PROPOSAL #13.: Grant authority to change the                       ISSUER            YES             FOR                  FOR

Company's Performance Share Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOPEWELL HLDGS LTD

  TICKER:                  N/A                 CUSIP:   Y37129163

  MEETING DATE:      10/13/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the audited                   ISSUER            YES             FOR                  FOR

consolidated financial statements and the report of

the Directors and Independent Auditor's report for

the YE 30 JUN 2009

PROPOSAL #2.: Approve the recommended final dividend         ISSUER            YES             FOR                  FOR

of HKD 58 cents per share

PROPOSAL #3.A.1: Re-elect Mr. Eddie Ping Chang HO as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3.A.2: Re-elect Mr. Albert Kam Yin YEUNG as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #3.A.3: Re-elect Mr. Eddie Wing Chuen HO              ISSUER            YES         AGAINST           AGAINST

Junior as a Director

PROPOSAL #3.A.4: Re-elect Ir. Leo Kwok Kee LEUNG as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.B: Approve to resolve not to fill up the         ISSUER            YES             FOR                  FOR

vacated office resulting from the retirement of Mr.

David Yau-gay LUI as a Director

PROPOSAL #3.C: Approve to fix the Directors' fees               ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-appoint Messrs. Deloitte Touche                ISSUER            YES             FOR                  FOR

Tohmatsu as the Auditor and authorize the Directors

to fix their remuneration

PROPOSAL #5.A: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to repurchase shares on The Stock Exchange of Hong

Kong Limited [the Stock Exchange] or on any other

Stock Exchange on which the shares of the Company may

 be listed and which is recognized by the Securities

and Futures Commission of Hong Kong and the Stock

Exchange for this purposes, subject to and in

accordance with all applicable laws and the

requirements of the Rules Governing the Listing of

Securities on the Stock Exchange or of any other

stock exchange as amended from time to time, not

exceeding 10% of the aggregate nominal amount of the

issued share capital of the Company as at the date of

 the passing of this resolution; [Authority expires

the earlier of the conclusion of the next AGM of the

Company or the expiration of the period within which

the next AGM of the Company is required by law to be

held]

PROPOSAL #5.B: Authorize the Directors of the Company        ISSUER            YES         AGAINST           AGAINST

 to allot, issue and deal with additional shares of

the Company and to make or grant offers, agreements

or options [including warrants, bonds, debentures,

notes and other securities which carry rights to

subscribe for or are convertible into shares of the

Company] during and after the relevant period, not

exceeding 20% of the aggregate nominal amount of the

issued share capital of the Company, pursuant to this

 resolution [otherwise than as scrip dividends

pursuant to the Articles of Association of the

Company from time to time or pursuant to a rights

issue [as specified] or pursuant to the exercise of

any rights of subscription or conversion under any

existing warrants, bonds, debentures, notes and other

 securities issued by the Company or any share option

 scheme]; [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required by law to be held]

PROPOSAL #5.C: Approve to extend the general mandate         ISSUER            YES         AGAINST           AGAINST

granted to the Directors to allot shares pursuant to

Resolution 5.B by the addition thereto of an amount

representing the aggregate nominal amount of the

share capital of the Company repurchased by the

Company under the authority granted pursuant to

Resolution 5.A as specified, provided that such

extended amount shall not exceed 10% of the aggregate

 nominal amount of the share capital of the Company

in issue as at the date of passing this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ICADE SA, PARIS

  TICKER:                  N/A                 CUSIP:   F4931M119

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the merger by absorption of              ISSUER            YES             FOR                  FOR

SIICInvest by ICADE

PROPOSAL #2.: Approve the recognition of the                       ISSUER            YES             FOR                  FOR

fulfillment of the precedent conditions and date of

completion of the merger

PROPOSAL #3.: Amend Article 5 of the Statutes [share         ISSUER            YES             FOR                  FOR

capital] under the precedent condition to the merger

PROPOSAL #4.: Powers for formalities                                     ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ICAP PLC

  TICKER:                  N/A                 CUSIP:   G46981117

  MEETING DATE:      7/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements for            ISSUER            YES             FOR                  FOR

the FYE 31 MAR 2009, together with the reports of the

 Directors and the Auditors thereon

PROPOSAL #2.: Declare a final dividend of 12.35p per         ISSUER            YES             FOR                  FOR

ordinary share for the FYE 31 MAR 2009 be paid to all

 holders of ordinary shares on the register of

members of the Company at the close of business on 17

 JUL 2009 in respect of all ordinary shares then

registered in their names, save that in the event

that the scrip dividend offer made by the Company on

12 JUN 2009 subsequently becomes unconditional in all

 respects no such cash dividend shall [save as

provided in such scrip dividend offer] be paid on

ordinary shares in respect of which a valid

acceptance of such scrip dividend offer shall have

been received by the Company prior to 5.00 pm on 31

PROPOSAL #3.: Re-elect Mr. Michael Spencer as a                 ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #4.: Re-elect Mr. Mark Yallop as a Director         ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors of the Company for the FYE 31 MAR 2010

PROPOSAL #6.: Authorize the Directors to set the                ISSUER            YES             FOR                  FOR

remuneration of the Auditors of the Company

PROPOSAL #7.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the FYE 31 MAR 2009

PROPOSAL #8.: Approve to increase the authorized                ISSUER            YES             FOR                  FOR

share capital of the Company from GBP 90 million to

GBP 110 million by the creation of 200 million

ordinary shares of 10p each identical to and ranking

pari passu with the existing authorized but unissued

shares of 10p each in the capital of the Company

PROPOSAL #9.: Authorize the Directors, for the                   ISSUER            YES             FOR                  FOR

purposes of Section 80 of the Companies Act 1985 the

Company to allot relevant securities [Section 80(2)

of the said Act] up to an aggregate nominal amount of

 GBP 21,591,197; comprising equity securities

[section 94 of the Act] up to an aggregate nominal

amount [when added to any allotments made under this

resolution] of GBP 43,182,394 in connection with or

pursuant to an offer or invitation by way of a rights

 issue in favour of holders of ordinary shares in

proportion [as nearly as practicable] to the

respective number of ordinary shares held by them on

the record date for such allotment and holders of any

 other class of equity securities entitled to

participate therein or if the directors consider it

necessary, as permitted by the rights of those

securities, but subject to such exclusions or other

arrangements as the Directors may consider necessary

or appropriate to deal with fractional entitlements,

Treasury Shares, record dates or legal, regulatory or

 practical difficulties which may arise under the

laws of, or the requirements of any regulatory body

or stock exchange in, any territory or any other

matter whatsoever; [Authority expires at the

conclusion of the AGM for 2010 [or, if earlier, on 15

 OCT 2010]; and the Directors may allot relevant

securities after the expiry of this authority in

pursuance of such an offer or agreement made prior to

 such expiry; authority shall be in substitution for

and shall replace any existing authority pursuant to

the said Section 80, to the extent not utilized at

PROPOSAL #S.10: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of Resolution 9, pursuant to Section

95(1) of the Act to: allot equity securities [Section

 94 of the said Act] for cash pursuant to the

authority conferred by Resolution 9, to sell relevant

 shares [Section 94(5) of the Act] held by the

Company as treasury shares [as provided for in

Section 94(3A) of the Act] [Treasury Shares] for cash

 [Section 162D(2) of the Act], disapplying the

statutory pre-emption rights [Section 89(1)];

provided that this power is limited to the allotment

of equity securities and the sale of Treasury Shares:

 i) in connection with or pursuant to an offer or

invitation [but in the case of the authority granted

under Resolution 9, by way of rights issue only] in

favour of ordinary shareholders and ii) up to an

aggregate nominal amount of GBP 3,238,679; [Authority

 expires at the conclusion of the AGM of the Company

for 2010 [or, if earlier, on 15 OCT 2010]; and the

Company may allot equity securities after the expiry

of this authority in pursuance of such an offer or

PROPOSAL #S.11: Authorize the Company, pursuant to            ISSUER            YES             FOR                  FOR

and in accordance with Section 166 of the Companies

Act, to make market purchases [Section 163(3) of such

 act] of up to 64,773,593 ordinary shares in the

capital of the Company, at a minimum price, exclusive

 of expenses, which may be paid for any amount equal

to the nominal value of each share and up to 105% of

the average market value for such shares derived from

 the London Stock Exchange Daily Official List, for

the 5 business days preceding the date of purchase;

[Authority expires at the conclusion of the next AGM

of the Company for 2010 [or, if, sooner, on 15 OCT

2010]; and the Company, before the expiry, may make a

 contract to purchase ordinary shares which will or

may be executed wholly or partly after such expiry

PROPOSAL #12.: Authorize the Company's and those                ISSUER            YES             FOR                  FOR

companies which are subsidiaries of the Company at

any time during the period for which this resolution

has effect be authorized for the purposes of Part 14

of the Companies Act 2006 to: a) make political

donations to political parties or independent

election candidates; b) make political donations to

political organizations other than political parties;

 and c) incur political expenditure provided that the

 aggregate amount of any such donations and

expenditure shall not exceed GBP 100,000 during the

period beginning with the date of the passing of this

 resolution; [Authority expires at the conclusion of

the Company's AGM in 2010 for the purposes of this

resolution], the terms political donations,

independent election candidates, political

organizations and political expenditure have the

meanings set out in Part 14 of the Companies Act 2006

PROPOSAL #13.: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to exercise the powers conferred on them by the

Company's Articles of Association as they may from

time to time be varied so that, to the extent and in

the manner determined by the Directors, the holders

of ordinary shares in the Company be permitted to

elect to receive new ordinary shares in the Company

credited as fully paid, in lieu of the whole or any

part of any cash dividend [including interim

dividends] declared by the Company in general meeting

 or paid by the Directors on or before 14 JUL 2014;

and to capitalize an amount equal to the aggregate

nominal value of the new ordinary shares of the

Company to be allotted pursuant to any elections made

 as aforesaid out of the amounts standing to the

credit of the Company's reserve accounts [including

any share premium account and capital redemption

reserve] or to the credit of the Company's profit and

 loss account [in each case, whether or not such

amounts are available for distribution], as the

Directors may determine, and to apply such sum in

paying up ordinary shares in the Company in full and

to allot such ordinary shares to the shareholders in

the Company validly making such elections in

accordance with their respective entitlements

PROPOSAL #S.14: Authorize the Company to hold general        ISSUER            YES             FOR                  FOR

 meetings on not less than 14 days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IMMOEAST AG, WIEN

  TICKER:                  N/A                 CUSIP:   A2782P111

  MEETING DATE:      1/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the separation to Imbea                     ISSUER            YES             FOR                  FOR

Immoeast Bbeteiligungsverwaltung AG

PROPOSAL #2.: Approve the merger of Immoeast AG                 ISSUER            YES             FOR                  FOR

Intoimmofinanz AG

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INCITEC PIVOT LTD

  TICKER:                  N/A                 CUSIP:   Q4887E101

  MEETING DATE:      12/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Graham Smorgon as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with the Company's Constitution

PROPOSAL #2.: Re-elect Mr. Anthony Larkin as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with the Company's Constitution

PROPOSAL #3.: Approve the grant of performance rights        ISSUER            YES             FOR                  FOR

 under the Incitec Pivot Performance Rights Plan to

the Managing Director & Chief Executive Officer, Mr.

James Fazzino, as specified

PROPOSAL #4.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

Company [included in the Directors' report] for the

YE 30 SEP 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDUSTRIA DE DISENO TEXTIL INDITEX SA

  TICKER:                  N/A                 CUSIP:   E6282J109

  MEETING DATE:      7/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of the annual accounts                     ISSUER            YES             FOR                  FOR

[Balance Sheet, Profit and Loss Account,

Shareholders' Equity Statement, Cash Flow Statement

and Annual Report] and the Management report of

Industria de Diseno Textil, S.A. [Inditex, S.A.] for

fiscal 2008 [ended 31 JAN 2009], laid by the Board of

 Directors at its meeting held on 24 MAR 2009 and

PROPOSAL #2.: Approval of the annual accounts                     ISSUER            YES             FOR                  FOR

[Balance Sheet, Profit and Loss Account,

Shareholders' Equity Statement, Cash Flow Statement

and Annual Report] and the consolidated Management

report of the Inditex Group for fiscal 2008 [ended 31

 JAN 2009], laid by the Board of Directors at its

meeting held on 24 MAR 2009 and signed by all the

Directors; approval of the Management of the Board of

 Directors of Industria de Diseno Textil, S.A.

PROPOSAL #3.: Approval of the proposed distribution          ISSUER            YES             FOR                  FOR

of the income of fiscal 2008 [ended 31 JAN 2009], in

the amount of six hundred and eighty-three millions,

three hundred and forty four thousand euros, to be

distributed as specified, it is thus resolved to pay

the shares with the right to dividends the gross

amount of one Euro and five cents [1.05 Euros] per

share; having the gross amount of fifty-five Euro

cents [0.55 Euros] been paid last 04 MAY 2009 as

interim dividend, it is thus resolved to pay the

shares with a right to dividends, a supplementary

dividend in the gross amount of fifty Euro cents

[0.50 Euros] per share, remaining amount to add up to

 the total dividend; this supplementary dividend

shall be paid to shareholders as of 02 NOV 2009,

through those entities linked to the Spanish Central

Securities Depositary, in charge of the Register of

Securities and the Clearing and Settlement of all

trades [Iberclear] where they have their shares

PROPOSAL #4.A: Approval of the re-election of Mr.              ISSUER            YES         AGAINST           AGAINST

Carlos Espinosa de los Monteros Bernaldo de Quiros,

whose particulars are already recorded with the

Companies Register, as Member of the Board of

Directors for the five-year term provided in the

Articles of Association, as from the date of this AGM

PROPOSAL #4.B: Approval of the re-election of Mr.              ISSUER            YES         AGAINST           AGAINST

Francisco Luzon Lopez, whose particulars are already

recorded with the Companies Register, as Member of

the Board of Directors for the five-year term

provided in the Articles of Association, as from the

date of this AGM

PROPOSAL #5.: To appoint the current Auditors of the         ISSUER            YES             FOR                  FOR

Company, KPMG Auditores, S.L., with registered

address in Madrid, at 95, Paseo de la Castellana, and

 holder of the Spanish Tax Identification Number

[Spanish C.I.F] ES B-78510153, registered with the

Official Register of Auditors under number S0702, as

Auditors of the Company to review the annual accounts

 and the Management reports of the Company and the

consolidated ones of the Inditex Group, for the term

commencing on 01 FEB 2009 and ending on 31 JAN 2010

PROPOSAL #6.: Authorization to the Board of                        ISSUER            YES         AGAINST           AGAINST

Directors, so that, in accordance with the provisions

 of Article 75 et seq. of the [Spanish] Corporation

Act, it may proceed to the derivative acquisition of

its own shares, either directly or through any

subsidiaries in which the Company is the controlling

Company, observing the legal limits and requirements

and under the following conditions: a] methods of

acquisition: the acquisition shall be done through

purchase and sale, exchange or dation in payment; b]

maximum number of shares to be acquired: shares with

a nominal value which, added to that of those shares

already in the possession of the Company, directly or

 indirectly, do not exceed 10% of the share capital;

c] maximum and minimum prices: the minimum price of

acquisition of the shares shall be their nominal

value and the maximum price shall be up to 105% of

their market value at the date of purchase; d]

duration of the authorization: five [5] years from

the date of this resolution; for the purposes of the

provisions of the last Paragraph of Article 75.1 of

the [Spanish] Corporation Act, it is hereby stated

that the shares acquired hereunder may be allocated

by the Company, inter alia, to be handed out to the

Employees or Managers of the Company either directly

or as a result of the exercise of any option rights

they might hold under the remuneration plans for the

staff of the Company or its Group approved by the AGM

 of Shareholders; this authorization supersedes and

cancels the authorization approved by the general

meeting of shareholders held on 15 JUL 2008

PROPOSAL #7.: Delegation to the Board of Directors,          ISSUER            YES             FOR                  FOR

expressly empowering it to be substituted by the

Executive Committee or by any of its Members, as well

 as to any other person expressly authorized for

these purposes by the Board, of the necessary powers

as wide as required in law for the correction,

development and implementation, at the time that it

considers most appropriate, of each of the

resolutions passed in this AGM; in particular, to

empower the Chairman of the Board of Directors, Mr.

Amancio Ortega Gaona, the First Deputy Chairman and

Chief Executive Officer, Mr. Pablo Isla Alvarez de

Tejera and the Secretary of the Board, Mr. Antonio

Abril Abadin so that, any of them, jointly and

severally, without distinction and as widely as is

necessary in Law, may carry out whatever actions are

appropriate to implement the resolutions passed in

this general meeting in order to record them in the

Companies register and in any other registries,

including, in particular and amongst other powers,

that of appearing before a Notary Public to execute

the public deeds and notary's certificates that are

necessary or expedient for such purpose, correct,

rectify, ratify, construe or supplement the

agreements and execute any other public or private

document that is necessary or appropriate so that the

 resolutions passed are implemented and fully

registered, without the need for a new resolution of

the AGM, and to proceed to the mandatory filing of

the individual and consolidated annual accounts with

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ING GROEP NV

  TICKER:                  N/A                 CUSIP:   N4578E413

  MEETING DATE:      11/25/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening remarks and announcements                  ISSUER             NO              N/A                  N/A

PROPOSAL #2.A: Strategy                                                            ISSUER             NO              N/A                  N/A

PROPOSAL #2.B: Approval of a resolution of the                   ISSUER            YES             FOR                  FOR

Executive Board regarding an important change of the

identity or the character of the Company or the

enterprise.

PROPOSAL #3.: Authorization to issue ordinary shares         ISSUER            YES             FOR                  FOR

and to exclude the pre-emptive rights: it is proposed

 to appoint the Executive Board as the corporate body

 authorized, upon approval of the Supervisory Board,

to adopt a resolution to issue, within the limits set

 by the authorized share capital, such number of

ordinary shares as will be needed to raise an amount

of up to seven billion five hundred million euros

[EUR 7,500,000,000] and to exclude applicable pre-

emptive rights. The maximum shares forming part of

the authorized share capital as it currently exists,

taking into account any authorizations already in

force. Pursuant to this authorization ordinary shares

 may be issued without pre-emption rights of existing

 shareholders. However, holders of existing ordinary

shares, other than Stichting ING Aandelen [ING Trust

Office], and holders of existing bearer depositary

receipts will be granted similar rights to subscribe

for depositary receipts for ordinary shares

exercisable subject to applicable securities laws and

 regulations. This authorization applies to the

period ending on 27 OCT 2010 and does not supersede

the authorization granted by the General Meeting of

27 APR 2009. The latter authorization shall therefore

 continue in full effect, insofar unused.

PROPOSAL #4.: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INSURANCE AUSTRALIA GROUP LTD

  TICKER:                  N/A                 CUSIP:   Q49361100

  MEETING DATE:      11/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Yasmin Allen as a Director,            ISSUER            YES             FOR                  FOR

who retires by  rotation in accordance with the

Company's Constitution

PROPOSAL #2.: Re-elect Phillip Colebatch as a                     ISSUER            YES             FOR                  FOR

Director, who retires by  rotation in accordance with

 the Company's Constitution

PROPOSAL #3.: Approve, for the purposes of ASX                   ISSUER            YES             FOR                  FOR

Listing Rule 7.4, to issue shares by IAG as specified

PROPOSAL #4.: Adopt the Company's remuneration report        ISSUER            YES             FOR                  FOR

 for the FYE 30 JUN 2009

PROPOSAL #5.: Approve to allocate: a) Deferred Award         ISSUER            YES             FOR                  FOR

Rights and b) Executive Performance Rights to Mr.

Wilkins, the Managing Director and Chief Executive

Officer of the Company for the FYE 30 JUN 2010, 2011

and 2012 as specified and in accordance with the

Deferred Award Rights terms and Executive Performance

 Rights terms

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INVENSYS PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G49133161

  MEETING DATE:      7/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Directors and        ISSUER            YES             FOR                  FOR

 the audited statement of accounts for the YE 31 MAR

2009

PROPOSAL #2.: Approve the Board's remuneration report        ISSUER            YES             FOR                  FOR

 contained in the annual report and accounts for the

YE 31 MAR 2009

PROPOSAL #3.A: Re-elect Sir Nigel Rudd as a Director,        ISSUER            YES             FOR                  FOR

 who retires in accordance with the Articles of

Association

PROPOSAL #3.B: Re-elect Mr. Michael Parker as a                 ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the Articles

 of Association

PROPOSAL #3.C: Re-elect Mr. Wayne Edmunds as a                   ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the Articles

 of Association

PROPOSAL #4.: Re-appoint Ernst & Young LLP as the              ISSUER            YES             FOR                  FOR

Auditor

PROPOSAL #5.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the Auditor's remuneration

PROPOSAL #6.: Approve the proposed final dividend of         ISSUER            YES             FOR                  FOR

1.5p [per share]

PROPOSAL #7.: Authorize the Directors, [in                          ISSUER            YES             FOR                  FOR

substitution for all subsisting authorities to the

extent unused, other than in respect of any

allotments made pursuant to offers or agreements made

 prior to the passing of this resolution] to allot

relevant securities [within the meaning of Section 80

 of the Companies Act 1985], up to an aggregate

nominal amount of GBP 26,687,937; and comprising

equity securities [as defined in the Companies Act

1985] up to an aggregate nominal amount of GBP

53,375,875 [including within such limits any shares

issued as specified] in connection with a rights

issue: i) to holders of ordinary shares in proportion

 [as nearly as may be practicable] to their existing

holdings; and ii) to people who are holders of other

equity securities or, if the directors consider it

necessary, as permitted by the rights of those

securities; and so that the Directors may impose any

limits  or restrictions and make any arrangements

which they consider necessary or appropriate to deal

with treasury shares, fractional entitlements, record

 dates, legal, regulatory or practical problems in,

or under the laws of, any territory or any other

matter; [Authority expires at the conclusion of the

AGM of the Company]; and the Directors may allot

relevant securities after the expiry of this

authority in pursuance of such an offer or agreement

PROPOSAL #S.8: Authorize the Directors, in                          ISSUER            YES             FOR                  FOR

substitution for any existing authority, subject to

the passing of Resolution 7 and pursuant to Section

95 of the Companies Act 1985, to allot equity

securities [Section 94] for cash pursuant to the

authority conferred by Resolution 7, disapplying the

statutory pre-emption rights [Section 89 (1)] of the

Companies Act, provided that this power is limited to

 the allotment of equity securities: a) to the

allotment of equity securities in connection with a

rights issue, an offer of equity securities, in

favour of holders of ordinary shares and in favour of

 holders of any other class of equity security in

accordance with the rights attached to such class

where the equity securities attributable to the

interest of all such persons are proportionate [as

nearly as may be] to the respective numbers of equity

 securities held by them; and b) to the allotment, in

 the case of the authority granted, to equity

securities for cash, up to an aggregate nominal

amount of GBP 4,003,190; [Authority expires the

earlier of the conclusion of the next AGM of the

Company]; and the Directors may allot equity

securities after the expiry of this authority in

pursuance of such an offer or agreement made prior to

PROPOSAL #S.9: Amend, with effect from 00.001 a.m. on        ISSUER            YES             FOR                  FOR

 01 OCT 2009, the Articles of Association of the

Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the Companies Act 2006, are to be

treated as provisions of the Company's Articles of

Association, as specified

PROPOSAL #S.10: Approve to confirm that, in                        ISSUER            YES             FOR                  FOR

accordance with the Articles of Association, a

general meeting other than an AGM may be called on

not less than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INVESTEC PLC

  TICKER:                  N/A                 CUSIP:   G49188116

  MEETING DATE:      8/13/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Samuel Abrahams as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.: Re-elect Mr. Hugh Herman as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-elect Mr. Ian Kantor as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Mr. Stephen Koseff as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.: Re-elect Sir David Prosser as Director         ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-elect Peter Thomas as Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Authorize the Board to ratify and                 ISSUER            YES             FOR                  FOR

execute approved resolutions

PROPOSAL #8.: Approve to accept financial statements         ISSUER            YES             FOR                  FOR

and statutory reports

PROPOSAL #9.: Ratify and approve the remuneration              ISSUER            YES             FOR                  FOR

report of the Directors

PROPOSAL #10.: Approve to sanction interim dividend          ISSUER            YES             FOR                  FOR

on the ordinary shares

PROPOSAL #11.: Approve to sanction interim dividend          ISSUER            YES             FOR                  FOR

on the dividend access [South  African Resident]

redeemable  preference share

PROPOSAL #12.: Approve a final dividend on the                   ISSUER            YES             FOR                  FOR

ordinary shares and the dividend access [South

African Resident] redeemable preference share

PROPOSAL #13.: Re-appoint Ernst Young Inc as the                ISSUER            YES             FOR                  FOR

Joint Auditors and authorize the Board to determine

their remuneration

PROPOSAL #14.: Re-appoint KPMG Inc as the Joint                 ISSUER            YES             FOR                  FOR

Auditors and authorize the Board to determine their

remuneration

PROPOSAL #15.: Approve to place 5 % of the unissued          ISSUER            YES             FOR                  FOR

ordinary shares under the control of the Directors

PROPOSAL #16.: Approve to place 5 % of the unissued          ISSUER            YES             FOR                  FOR

class A variable rate compulsorily convertible Non-

Cumulative Preference Shares under the control of the

 Directors

PROPOSAL #17.: Approve to place remaining unissued            ISSUER            YES             FOR                  FOR

Shares, being variable rate cumulative redeemable

preference shares, Non-redeemable, Non- Cumulative,

Non-Participating Preference Shares and the Special

Convertible Redeemable Preference Shares under the

control of Directors

PROPOSAL #18.: Authorize the Directors to allot and          ISSUER            YES             FOR                  FOR

issue ordinary shares for cash, in respect of 5 % of

the unissued ordinary shares

PROPOSAL #19.: Authorize the Directors to allot and          ISSUER            YES             FOR                  FOR

issue class A variable rate compulsorily convertible

Non-Cumulative Preference Shares for cash

PROPOSAL #S.20: Authorize the Directors to acquire            ISSUER            YES             FOR                  FOR

ordinary shares and perpetual preference shares

PROPOSAL #S.21: Approve to increase authorized                   ISSUER            YES             FOR                  FOR

ordinary share capital to 450,000,000

PROPOSAL #S.22: Approve to increase authorized                   ISSUER            YES             FOR                  FOR

Special Convertible Redeemable Preference Share

Capital to 700,000,000

PROPOSAL #S.23: Amend the Memorandum of Association           ISSUER            YES             FOR                  FOR

PROPOSAL #S.24: Amend the Articles of Association:            ISSUER            YES             FOR                  FOR

Annual and General Meetings

PROPOSAL #S.25: Amend the Articles of Association:            ISSUER            YES             FOR                  FOR

contents of notice of General Meetings

PROPOSAL #S.26: Amend the Articles of Association:            ISSUER            YES             FOR                  FOR

votes attaching to shares

PROPOSAL #S.27: Amend the Articles of Association:            ISSUER            YES             FOR                  FOR

timing for the deposit of form of proxy

PROPOSAL #S.28: Amend the Articles of Association:            ISSUER            YES             FOR                  FOR

rights of proxy

PROPOSAL #29.: Approve to accept financial statements        ISSUER            YES             FOR                  FOR

 and statutory reports

PROPOSAL #30.: Approve the remuneration report                    ISSUER            YES             FOR                  FOR

PROPOSAL #31.: Approve to sanction the interim                   ISSUER            YES             FOR                  FOR

dividend on the ordinary shares

PROPOSAL #32.: Approve the final dividend of 5 Pence         ISSUER            YES             FOR                  FOR

per ordinary share

PROPOSAL #33.: Re-appoint Ernst Young LLP as the                ISSUER            YES             FOR                  FOR

Auditors and authorize the Board to determine their

remuneration

PROPOSAL #34.: Grant authority to issue equity or              ISSUER            YES             FOR                  FOR

equity-linked securities with pre-emptive rights up

to aggregate nominal amount of GBP 915,243

PROPOSAL #s.35: Grant authority to issue equity or            ISSUER            YES             FOR                  FOR

equity-linked securities without pre-emptive rights

up to aggregate nominal amount of GBP 4,469

PROPOSAL #s.36: Authorize 44,694,616 ordinary shares         ISSUER            YES             FOR                  FOR

for market purchase

PROPOSAL #37.: Authorize the Company and its                       ISSUER            YES             FOR                  FOR

subsidiaries to make EU Political Donations to

Political Organizations up to GBP 25,000 and incur EU

 Political Expenditure up to GBP 75,000

PROPOSAL #38.: Approve to increase authorized                     ISSUER            YES             FOR                  FOR

ordinary share capital to 700,000,000

PROPOSAL #39.: Approve to increase authorized special        ISSUER            YES             FOR                  FOR

 converting share capital to 450,000,000

PROPOSAL #s.40: Amend the Articles of Association               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  J.SAINSBURY PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G77732173

  MEETING DATE:      7/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited accounts         ISSUER            YES         ABSTAIN           AGAINST

for the 52 weeks to 21 MAR 2009 together with the

reports of the Directors and the Auditors

PROPOSAL #2.: Approve the remuneration report for the        ISSUER            YES         ABSTAIN           AGAINST

 52 weeks to 21 MAR 2009

PROPOSAL #3.: Declare a final dividend of 9.6 pence          ISSUER            YES         ABSTAIN           AGAINST

per ordinary share

PROPOSAL #4.: Re-elect Anna Ford as a Director                    ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #5.: Re-elect John McAdam as a Director                ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #6.: Re-elect Darren Shapland as a Director         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES         ABSTAIN           AGAINST

as the Auditors of the Company to hold office until

the conclusion of the next AGM

PROPOSAL #8.: Authorize the Audit Committee to agree         ISSUER            YES         ABSTAIN           AGAINST

the Auditors' remuneration

PROPOSAL #9.: Authorize the Directors, pursuant to            ISSUER            YES         ABSTAIN           AGAINST

and in accordance with Section 80 of the Companies

Act 1985 [the 1985 Act] to allot relevant securities

[Section 80(2) of the 1985 Act] up to a nominal

amount of GBP 167, 050,000; [Authority expires the

earlier of the next AGM in 2010or 14 OCT 2010]; and

the Directors may allot relevant securities prior to

its expiry make offers or agreements after its expiry

PROPOSAL #S.10: Authorize the Directors, , subject to        ISSUER            YES         ABSTAIN           AGAINST

 the passing of Resolution 9 and pursuant to [Section

 94(2) of the Companies Act 1985], to allot equity

securities wholly for cash: (I) in connection with

pre-emptive offer; and (II) otherwise than in

connection with a pre-emptive offer, up to an

aggregate nominal amount of GBP 25,057,000; as if

Section 89(1) of the 1985 Act did not apply to any

such allotment; [Authority expires the earlier of the

 conclusion of the next AGM in 2010 or 14 OCT 2010];

and the Directors may allot equity securities after

the expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry

PROPOSAL #11.: Authorize the Company and any Company         ISSUER            YES         ABSTAIN           AGAINST

which is or becomes a subsidiary of the Company, in

accordance with Section 366 of the 2006 Act (a) make

donations to the political parties or independent

election candidates, as specified in Section 363 and

364 of the 2006 Act, not exceeding GBP 50,000 in

total; (b) make donations to political organizations

other than political parties, as specified in Section

 363 and 364 of the 2006 Act, not exceeding GBP

50,000 in total; and incur political expenditure, as

specified in Section 365 of the 2006 Act, not

exceeding GBP 50,000 in total, [Authority expires the

 earlier during the period beginning with the date of

 the passing of this Resolution and ending on 14 OCT

2010 or if sooner the date of the Company's AGM in

2010]

PROPOSAL #S.12: Authorize the Company, for the                   ISSUER            YES         ABSTAIN           AGAINST

purposes of Section 166 of the Companies Act 1985, to

 make market purchases [Section 163(3) of the Act] of

 up to 175,403,000 ordinary shares of 28 4/7 pence

each in the capital of the Company [Ordinary Shares],

 at a minimum price of 28 4/7 pence and up to 105% of

 the average of the middle market quotations for such

 shares derived from the London Stock Exchange Daily

Official List, over the previous 5 business days

immediately preceding the day on which that Ordinary

Share is contracted to be purchased and the higher of

 the price of the last Independent Trade and the

highest current bid as stipulated by Article 5[1] of

Commission Regulation [EC] 22 DEC 2003 implementing

the Market Abuse Directive as regards exemptions for

buy back programmes and stabilization of financial

instruments [No. 2273/2003] [exclusive of associated

expenses]; and [Authority expires the earlier of the

conclusion of the next AGM of the Company or 15

months]; the Company, before the expiry, may make a

contract to purchase ordinary shares which will or

may be executed wholly or partly after such expiry

PROPOSAL #S.13: Approve that with effect 00.01 am on         ISSUER            YES         ABSTAIN           AGAINST

01 OCT 2009: (i) amend the Articles of Association by

 deleting all the provisions of the Company's

Memorandum of Association which, by virtue of Section

 28 Companies Act 2006, are to be treated as

provisions of the Company's Articles of Association;

and (ii) adopt the Articles of Association of the

Company in substitution for, and to the exclusion of

the existing Articles of Association

PROPOSAL #S.14: Approve a general mandate other than         ISSUER            YES         ABSTAIN           AGAINST

a AGM may be called on not less than 14 clear days'

notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAMES HARDIE INDUSTRIES NV

  TICKER:                  N/A                 CUSIP:   N4723D104

  MEETING DATE:      8/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt and receive the Dutch annual                ISSUER             NO              N/A                  N/A

accounts and annual reports of the Company for the YE

 31 MAR 2009 published in the English language

PROPOSAL #2.: Adopt the remuneration report of the            ISSUER             NO              N/A                  N/A

Company for the YE 31 MAR 2009

PROPOSAL #3.a: Re-elect Mr. B. Anderson as a Joint            ISSUER             NO              N/A                  N/A

and Supervisory Board Director, who would otherwise

cease to hold office on 07 FEB 2010

PROPOSAL #3.b: Re-elect Mr. M. Hammes as a Joint and         ISSUER             NO              N/A                  N/A

Supervisory Board Director, who would otherwise cease

 to hold office on 07 FEB 2010

PROPOSAL #3.c: Re-elect Mr. D. McGauchie a Joint and         ISSUER             NO              N/A                  N/A

Supervisory Board Director, who would otherwise cease

 to hold office immediately following this AGM

PROPOSAL #3.d: Re-elect Mr. R van der Meer as a Joint        ISSUER             NO              N/A                  N/A

 and Supervisory Board Director, who would otherwise

cease to hold office on 07 FEB 2010

PROPOSAL #3.e: Re-elect Mr.J. Osborne as a Joint and         ISSUER             NO              N/A                  N/A

Supervisory Board Director, who would other wise

cease to hold office immediately following this AGM

PROPOSAL #4.: Approve, for all purposes for the                 ISSUER             NO              N/A                  N/A

participation in the SBSP by Mr. J. Osborne in

accordance with the terms of the SBSP and on the

basis as specified

PROPOSAL #5.: Approve, for all purposes for the                 ISSUER             NO              N/A                  N/A

continued operation of the James Hardie Industries NV

 Long Term Incentive Plan 2006 [LTIP] [as amended] to

 provide incentives for Managing Board Directors and

employees of the Company in accordance with the terms

 of the LTIP and on the basis as specified

PROPOSAL #6.a: Approve, for all purposes, the award          ISSUER             NO              N/A                  N/A

to Mr. L. Gries of up to a Maximum of 736,207

relative TSR RSUs, and his acquisitions of relative

TSR RSUs and shares up to that stated maximum

PROPOSAL #6.b: Approve, for all purposes, the award          ISSUER             NO              N/A                  N/A

to Mr. R. Chenu of up to a Maximum of 143,151

relative TSR RSUs, and his acquisitions of relative

TSR RSUs and shares up to that stated maximum

PROPOSAL #6.c: Approve, for all purposes, the award          ISSUER             NO              N/A                  N/A

to Mr. R. Cox of up to a Maximum of 204,502 relative

TSR RSUs, and his acquisitions of relative TSR RSUs

and shares up to that stated maximum

PROPOSAL #7.a: Approve, for all purposes, the award          ISSUER             NO              N/A                  N/A

to Mr. L. Gries of up to maximum of 827,143 Executive

 Incentive Program RSUs, and his acquisition of

Executive Incentive Program RSUs and shares up to

that stated maximum

PROPOSAL #7.b: Approve, for all purposes, the award          ISSUER             NO              N/A                  N/A

to Mr. R. Chenu of up to maximum of 160,833 Executive

 Incentive Program RSUs and his acquisition of

Executive Incentive Program RSUs and shares up to

that stated maximum

PROPOSAL #7.c: Approve, for all purposes, the award          ISSUER             NO              N/A                  N/A

to Mr. R. Cox of up to maximum of 229,762 Executive

Incentive Program RSUs, and his acquisition of

Executive Incentive Program RSUs and shares up to

that stated maximum

PROPOSAL #8.a: Approve, for all purposes, the award          ISSUER             NO              N/A                  N/A

to Mr. L. Gries up to a maximum of 691,200

performance shares, and his acquisition of

performance shares and shares up to that maximum

PROPOSAL #8.b: Approve, for all purposes, the award          ISSUER             NO              N/A                  N/A

to Mr. R. Chenu up to a maximum of 87,849 performance

 shares, and his acquisition of performance shares

and shares up to that maximum

PROPOSAL #8.c: Approve, for all purposes, the award          ISSUER             NO              N/A                  N/A

to Mr. R. Cox up to a maximum of 212,817 performance

shares, and his acquisition of performance shares and

 shares up to that maximum

PROPOSAL #9.: Authorize the Managing Board to cause          ISSUER             NO              N/A                  N/A

the Company to acquire, subject to the Joint or

Supervisory Board [as appropriate], shares in the

Capital of the Company for valuable consideration

with in the price range as specified for an 18-month

period ending on 21 FEB 2011 whether as an on or off

financial market purchase and up to the maximum

number of shares permitted by applicable law

PROPOSAL #10.: Approve to reduce the issued shares            ISSUER             NO              N/A                  N/A

capital of the Company, by canceling all shares

repurchased or to be repurchased by the Company under

 any share repurchase program, the exact number of

which to be determined by the Managing Board up to

maximum of 10% of the issued share capital of the

Company as at 21 AUG 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAMES HARDIE INDUSTRIES NV

  TICKER:                  N/A                 CUSIP:   N4723D104

  MEETING DATE:      8/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the transformation to a Dutch          ISSUER             NO              N/A                  N/A

SE Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAPAN PRIME REALTY INVESTMENT CORP, TOKYO

  TICKER:                  N/A                 CUSIP:   J2741H102

  MEETING DATE:      9/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                     ISSUER            YES         AGAINST           AGAINST

Revisions Related to Dematerialization of Shares and

the other Updated Laws and Regulations, Allow Board

to Make Rules Governing Exercise of Investors'

Rights, Expand Investment Lines

PROPOSAL #2: Appoint an Executive Director                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Executive                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.1: Appoint a Supervisory Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Supervisory Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #5: Appoint a Supplementary Supervisory                ISSUER            YES             FOR                  FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAPAN RETAIL FUND INVESTMENT CORPORATION

  TICKER:                  N/A                 CUSIP:   J27544105

  MEETING DATE:      1/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                     ISSUER            YES             FOR                  FOR

Revisions Related to Dematerialization of Shares and

the other Updated Laws and Regulations, Increase

Authorized Capital to 8M units, Specify Term of

Office of Directors to Two Years

PROPOSAL #2: Appoint an Executive Director                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Supervisory Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Supervisory Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Executive                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5: Appoint a Supplementary Supervisory                ISSUER            YES             FOR                  FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JOHNSON MATTHEY PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G51604109

  MEETING DATE:      7/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's accounts for the         ISSUER            YES             FOR                  FOR

YE 31 MAR 2009

PROPOSAL #2.: Approve the Directors remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 MAR 2009

PROPOSAL #3.: Declare a final dividend of 26.0 pence         ISSUER            YES             FOR                  FOR

per share on the ordinary shares

PROPOSAL #4.: Elect Sir Thomas Harris as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #5.: Elect Mr. R.J. MacLeod as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #6.: Re-elect Sir John Banham as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #7.: Re-elect Mr. N.A.P. Carson as a                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #8.: Re-elect Mr. L.C. Pentz as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #9.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES             FOR                  FOR

Auditors for the forthcoming year

PROPOSAL #10.: Authorize the Directors to determine          ISSUER            YES             FOR                  FOR

the remuneration of the Auditors

PROPOSAL #11.: Authorize the Company to make                       ISSUER            YES             FOR                  FOR

political donations and incur political expenditure

within certain limits

PROPOSAL #12.: Approve to increase the authorized              ISSUER            YES             FOR                  FOR

share capital of the Company

PROPOSAL #13.: Authorize the Directors to allot shares      ISSUER            YES             FOR                  FOR

PROPOSAL #S.14: Approve to disapply the pre-emption          ISSUER            YES             FOR                  FOR

rights attaching to shares

PROPOSAL #S.15: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases of its own shares

PROPOSAL #S.16: Approve to call general meetings                ISSUER            YES             FOR                  FOR

other than AGMs on not less than 14 clear days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JUPITER TELECOMMUNICATIONS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J28710101

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Change Company's                ISSUER            YES             FOR                  FOR

Location to Chiyoda-ku, Tokyo

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.3: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KAZAKHMYS

  TICKER:                  N/A                 CUSIP:   G5221U108

  MEETING DATE:      1/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve that the proposed sale of 50%          ISSUER            YES             FOR                  FOR

of the issued share capital of Ekibestuz GRE-1

Limited Liability Partnership to Joint stock Company

National Welfare Fund Samruk-Kazyna  the Transaction

, as specified, pursuant to the terms and subject to

the conditions of a sale and purchase agreement

entered into on 09 DEC 2009 between Kazakhmys PLC,

Eklbastuz Holdings B.V. and Joint stock Company

National welfare fund samruk-Kazyna  the 'Sale and

Purchase Agreement' , and authorize the Directors of

the Company to do all such acts and things as they

may in their absolute discretion consider necessary

and/or desirable in order to implement and complete

the Transaction in accordance with the terms

described in the sale and purchase agreement, subject

 to such immaterial amendments or variations thereto

as the Directors of the company may in their absolute

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KIRIN HOLDINGS COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   497350108

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONINKLIJKE BOSKALIS WESTMINSTER NV

  TICKER:                  N/A                 CUSIP:   N14952266

  MEETING DATE:      8/19/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.a: Approve the recommendation by the                ISSUER             NO              N/A                  N/A

general meeting of shareholders to nominate 1 Member

of the Supervisory Board

PROPOSAL #2.b: Appoint, if no recommendation is                 ISSUER             NO              N/A                  N/A

submitted, the recommendation of the Supervisory

Board, Mr. M. P. Kramer to the Supervisory Board with

 effect from 19 AUG 2009

PROPOSAL #3.: Close                                                                   ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONINKLIJKE BOSKALIS WESTMINSTER NV

  TICKER:                  N/A                 CUSIP:   N14952266

  MEETING DATE:      12/7/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Explanation of the proposed bid for all        ISSUER             NO              N/A                  N/A

 outstanding shares of Smit Internationale N.V

PROPOSAL #3.a: Appoint the Board of Management for a         ISSUER             NO              N/A                  N/A

period of 12 months, starting on 07 DEC 2009 as the

competent body to decide, subject to the approval of

the Supervisory Board, to: issue ordinary shares up

to a maximum of 20% of the number of ordinary shares

issued at present and to grant rights to subscribe to

 ordinary shares

PROPOSAL #3.b: Appoint the Board of Management for a         ISSUER             NO              N/A                  N/A

period of 12 months, starting on 07 DEC 2009 as the

competent body to decide, subject to the approval of

the Supervisory Board, to: limit or exclude

preemptive rights with respect to ordinary shares to

be issued and / or rights to be granted to subscribe

to ordinary shares as referred to above

PROPOSAL #4.: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Close                                                                   ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONINKLIJKE KPN NV

  TICKER:                  N/A                 CUSIP:   N4297B146

  MEETING DATE:      11/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening and announcements                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Notification regarding the intended              ISSUER             NO              N/A                  N/A

appointment of Mrs. Carla Smits-Nusteling as a Member

 of the Board of Management

PROPOSAL #3.: Closure of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KYOWA HAKKO KIRIN CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J38296117

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Allow Board to Authorize Use of                       ISSUER            YES         AGAINST           AGAINST

Compensation-based Stock Option Plan for Directors

and Executives

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LAND SECURITIES GROUP PLC  R.E.I.T, LONDON

  TICKER:                  N/A                 CUSIP:   G5375M118

  MEETING DATE:      7/16/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report and financial                   ISSUER            YES         AGAINST           AGAINST

statements for the YE 31 MAR 2009

PROPOSAL #2.: Approve to confirm the interim                       ISSUER            YES             FOR                  FOR

dividends and the final dividend

PROPOSAL #3.: Approve the Directors remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 MAR 2009

PROPOSAL #4.: Re-elect Mr. Martin Greenslade as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.: Re-elect Mr. Francis Salway as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.: Re-elect Mr. Michael Hussey as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #7.: Re-elect Mr. Stuart Rose as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #8.: Re-elect Mr. Bo Lerenius as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #9.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES         AGAINST           AGAINST

as the Auditors

PROPOSAL #10.: Authorize the Director to determine            ISSUER            YES         AGAINST           AGAINST

the remuneration of the Auditors

PROPOSAL #11.: Grant authority for the allotment of          ISSUER            YES             FOR                  FOR

relevant securities

PROPOSAL #S.12: Grant authority for the limited                 ISSUER            YES             FOR                  FOR

disapplication of pre-emption rights

PROPOSAL #S.13: Authorize the Company to exercise its        ISSUER            YES             FOR                  FOR

 power to purchase its own shares

PROPOSAL #S.14: Approve to enable general meetings            ISSUER            YES             FOR                  FOR

[other than AGMs] to be held on 14 clear day's notice

PROPOSAL #15.: Grant authority to make political                ISSUER            YES             FOR                  FOR

donations

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LAND SECURITIES GROUP PLC  R.E.I.T, LONDON

  TICKER:                  N/A                 CUSIP:   G5375M118

  MEETING DATE:      12/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors, for a period          ISSUER            YES             FOR                  FOR

of 5 years from the date of this resolution, to offer

 any holders of ordinary shares of 10 pence each in

the capital of the Company, the right to elect to

receive ordinary shares of 10 pence each in the

capital of the Company credited as fully paid,

instead of cash in respect of the whole [or some

part, to be determined by the Directors] of the

dividend declared during the period starting from the

 date of this resolution and ending at the beginning

of the 5th AGM of the Company following the date of

this resolution and shall be permitted to do all acts

 and things required or permitted to be done in

Article 128.2 of the Articles of Association of the

Company; and to capitalize the aggregate nominal

value of new ordinary shares in the Company falling

to be allotted pursuant to the elections made

pursuant to this resolution above out of the amount

standing to the credit of reserves [including any

share premium account or capital redemption reserve]

or profit and loss account, as the Directors may

determine, to apply the sum in paying up such new

ordinary shares in full and allot such new ordinary

shares or, as applicable, sell ordinary shares as are

 held in treasury by the Company, to the shareholders

 of the Company validly making such elections

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LEIGHTON HLDG LTD

  TICKER:                  N/A                 CUSIP:   Q55190104

  MEETING DATE:      11/5/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report and                   ISSUER            YES             FOR                  FOR

reports of the Directors and the Auditor for the YE

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES         AGAINST           AGAINST

YE 30 JUN 2009

PROPOSAL #3.1: Re-elect Mr. A. Drescher as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

Clause 18 of the Company's Constitution

PROPOSAL #3.2: Re-elect Mr. P.A. Gregg as a Director,        ISSUER            YES         ABSTAIN           AGAINST

 who retires by rotation in accordance with Clause 18

 of the Company's Constitution

PROPOSAL #3.3: Elect Mr. W.G. Osborn as a Director,          ISSUER            YES             FOR                  FOR

in accordance with Clause 17.2 of the Company's

Constitution, holds office until the conclusion of

this meeting

PROPOSAL #3.4: Re-elect Mr. D.A. Mortimer as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

Clause 18 of the Company's Constitution

PROPOSAL #4.: Authorize the Company to grant to Mr.          ISSUER            YES         AGAINST           AGAINST

W.M. King up to 150,000 options under the Leighton

Senior Executive Option Plan as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LEND LEASE CORP LTD

  TICKER:                  N/A                 CUSIP:   Q55368114

  MEETING DATE:      11/12/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.a: Elect Mr. Phillip Colebatch as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with Rule 6.1(f) of the Constitution

PROPOSAL #1.b: Elect Ms. Julie Hill as a Director of         ISSUER            YES             FOR                  FOR

the Company, who retires in accordance with Rule

6.1(f) of the Constitution

PROPOSAL #2.: Adopt the remuneration report as                   ISSUER            YES         AGAINST           AGAINST

specified

PROPOSAL #S.3: Amend, subject to the passage of                 ISSUER            YES             FOR                  FOR

Resolution 4, the Constitution of the Company with

effect on and from the effective date as specified

and for the purposes of identification signed by the

Chairman of the meeting and marked A [so that all

text which is underlined in that copy is inserted

into the Constitution and U text which is struck

through in that copy is deleted from the Constitution]

PROPOSAL #S.4: Approve, subject to the passage of              ISSUER            YES             FOR                  FOR

resolution 3, the Stapling Proposal as specified

PROPOSAL #S.5: Approve to renew the proportional                ISSUER            YES             FOR                  FOR

takeover provisions contained in Rule 15 of the

Constitution for a period of 3 years from the date of

 this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LIBERTY INTERNATIONAL PLC R.E.I.T., LONDON

  TICKER:                  N/A                 CUSIP:   G8995Y108

  MEETING DATE:      7/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts and the reports of        ISSUER            YES             FOR                  FOR

 the Directors and the Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Elect Mr. I.C. Durant as a Director              ISSUER            YES         AGAINST           AGAINST

[Executive]

PROPOSAL #3.: Re-elect Mr. D.A. Fischel as a Director        ISSUER            YES         AGAINST           AGAINST

 [Executive]

PROPOSAL #4.: Re-elect Mr. G.J. Gordon as a Director         ISSUER            YES         AGAINST           AGAINST

[Non-Executive, more than 9 years' service]

PROPOSAL #5.: Re-elect Mr. M. Rapp as a Director                ISSUER            YES             FOR                  FOR

[Non-Executive, more than 9 years' service]

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors of the Company, until the conclusion

of the next general meeting at which accounts are

laid before the Company and authorize the Audit

Committee of the Board to determine their remuneration

PROPOSAL #7.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2008

PROPOSAL #8.: Authorize the Directors, to allot                 ISSUER            YES             FOR                  FOR

relevant securities under Section 80 of the Companies

 Act 1985, conferred on the Directors by Article 12.2

 of the Company Articles of Association; [Authority

expires the earlier of the conclusion of the AGM of

the Company to be held in 2010 or 07 OCT 2010]; and

for such period the Section 80 amount shall be GBP

94,288,083.50

PROPOSAL #S.9: Authorize the Directors, subject to            ISSUER            YES             FOR                  FOR

the passing of Resolution 8 above, the pre-emption

provisions of Section 89 of the Companies Act 1985

and to allot equity securities in connection with a

rights issue conferred on the Directors by Article

12.3 of the Company's Articles of Association;

[Authority expires the earlier of the conclusion of

the AGM of the Company to be held in 2010 or 07 OCT

2010]; and for such period the Section 89 amount

shall be GBP 14,169,462.50

PROPOSAL #S.10: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purpose of Section 166 of the Companies Act 1985, to

make market purchases [as specified in Section 163 of

 that Act] of up to 56,572,850 ordinary shares of 50p

 each in the capital of the Company, at a minimum

price of 50p and up to 105% of the average middle

market quotations for such shares derived from the

London Stock Exchange Daily Official List, over the

previous 5 business days; [Authority expires the

earlier of the conclusion of the next AGM of the

Company to be held in 2010 or 07 OCT 2010]

PROPOSAL #S.11: Amend Article 52.1 of the Company's          ISSUER            YES             FOR                  FOR

Articles of Association as specified

PROPOSAL #S.12: Approve a general meeting other than         ISSUER            YES             FOR                  FOR

an AGM may be called on not less than 14 clear days'

notice and the relevant provisions of the

Shareholders Rights Directive [2007/36/EC]; and

[Authority expires the earlier of the conclusion of

the AGM of the Company to be held in 2010 or 07 OCT

PROPOSAL #S.13: Approve to delete all provisions of          ISSUER            YES             FOR                  FOR

the Memorandum of Association and adopt revised

Articles of Association of the Company with effect

from 01 OCT 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LION NATHAN LTD

  TICKER:                  N/A                 CUSIP:   Q5585K109

  MEETING DATE:      9/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, in accordance with the                     ISSUER            YES             FOR                  FOR

provisions of Section 411 of the Corporation Act

2001[Cwith], the arrangement proposed between Lion

Nathan Limited [Lion Nathan] and the holders its

fully paid ordinary shares[scheme][other than Kirin

Holdings Company Limited and its Related Bodies

Corporate] as specified and the authorize the Board

of Director of Lion Nathan to agree to such

alteration or conditions as are thought fit by the

Court implement the scheme with any such modification

 or conditions, subject to the approval of the Scheme

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LLOYDS BANKING GROUP PLC, EDINBURGH

  TICKER:                  N/A                 CUSIP:   G5542W106

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Share Subdivision                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

 or grant rights to subscribe for shares pursuant to

the rights issue and the Exchange Offers

PROPOSAL #3.: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

 or grant rights to subscribe for shares

PROPOSAL #4.: Approve the HMT Transactions                           ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve to authorize the capitalization        ISSUER            YES             FOR                  FOR

 issue of New Limited Voting Shares

PROPOSAL #S.6: Amend the Articles of Association                ISSUER            YES             FOR                  FOR

PROPOSAL #S.7: Authorize the Company to make market          ISSUER            YES             FOR                  FOR

purchases of the Existing Preference Shares

PROPOSAL #S.8: Authorize the Company to make off                ISSUER            YES             FOR                  FOR

market purchases of the Equiniti Existing Preference

Shares

PROPOSAL #S.9: Authorize the Company to make off                ISSUER            YES             FOR                  FOR

market purchases of the BNY Existing Preference Shares

PROPOSAL #S.10: Authorize the Company to make off              ISSUER            YES             FOR                  FOR

market purchases of the 6.3673% Preference Shares

PROPOSAL #S.11: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

shares pursuant to the rights issue and the Exchange

Offers on a non pre emptive basis

PROPOSAL #S.12: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

shares for cash on a non pre emptive basis

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LOGITECH INTERNATIONAL SA, APPLES

  TICKER:                  N/A                 CUSIP:   H50430232

  MEETING DATE:      9/1/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, the                       ISSUER            YES             FOR                  FOR

compensation report, the annual financial statements

and the consolidated financial statements of Logitech

 International SA for the business year 2009

PROPOSAL #2.: Approve the consultative vote on the            ISSUER            YES             FOR                  FOR

principles, the policy and the practices of

compensation

PROPOSAL #3.: Approve the new profit balance carried         ISSUER            YES             FOR                  FOR

forward of the balance sheet without dividend payment

PROPOSAL #4.: Approve to increase the number of                 ISSUER            YES         AGAINST           AGAINST

shares available for granting according to the Profit

 Sharing Plan of 2006

PROPOSAL #5.: Grant discharge to the Board of                     ISSUER            YES             FOR                  FOR

Directors and the Management for the year 2009

PROPOSAL #6.1: Re-elect Erh-Hsun Chang to the Board          ISSUER            YES             FOR                  FOR

of Directors

PROPOSAL #6.2: Re-elect Mr. Kee-lock Chua to the                ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #7.: Re-elect PricewaterhouseCoopers S.A. as        ISSUER            YES             FOR                  FOR

 the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LONDON STOCK EXCHANGE GROUP PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G5689U103

  MEETING DATE:      7/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report and the                 ISSUER            YES             FOR                  FOR

accounts

PROPOSAL #2.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the remuneration report                      ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Elect Mr. Xavier Rolet as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Ms. Baroness Janet Cohen as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.: Re-elect Mr. Robert Webb as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7.: Re-elect Mr. Paolo Scaroni as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #8.: Re-elect Mr. Andrea Munari as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors

PROPOSAL #10.: Authorize the Directors to approve the        ISSUER            YES             FOR                  FOR

 Auditors remuneration

PROPOSAL #11.: Approve to increase the authorized              ISSUER            YES             FOR                  FOR

share capital

PROPOSAL #12.: Authorize the Director to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #S.13: Approve to disapply pre-emption                 ISSUER            YES             FOR                  FOR

rights in respect of an issue of shares for cash

PROPOSAL #S.14: Authorize the Directors to purchase          ISSUER            YES             FOR                  FOR

the Companys own shares

PROPOSAL #S.15: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #S.16: Grant authority to call the general          ISSUER            YES             FOR                  FOR

meetings on 14 clear days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LOTTOMATICA GROUP S.P.A.

  TICKER:                  N/A                 CUSIP:   T6326Y108

  MEETING DATE:      7/2/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #E.1: Amend Article 1 of the Company                      ISSUER             NO              N/A                  N/A

PROPOSAL #O.2: Approve the allocation of shares                 ISSUER             NO              N/A                  N/A

Employees reserved and power to observe formalities

to the Board of Directors, any adjournment thereof

PROPOSAL #O.3: Approve the Stock Option Plan and                ISSUER             NO              N/A                  N/A

power to observe formalities to the Board of

Directors, any adjournment thereof

PROPOSAL #O.4: Approve the resolutions concerning              ISSUER             NO              N/A                  N/A

Incentive Bonus Scheme

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LOTTOMATICA GROUP S.P.A.

  TICKER:                  N/A                 CUSIP:   T6326Y108

  MEETING DATE:      11/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #E.1: Approve to increase the share capital,        ISSUER             NO              N/A                  N/A

 for a maximum counter value of EUR 350 million,

through the issue of Lottomatica Ordinary Shares to

be offered to Mediobanca; amend the Article 5 of the

Company; any adjournment thereof

PROPOSAL #E.2: Amend Article 13 and Article 14 of              ISSUER             NO              N/A                  N/A

Company; any adjournment thereof

PROPOSAL #O.1: Approve the determination of Directors        ISSUER             NO              N/A                  N/A

 emoluments; any adjournment there of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LUXOTTICA GROUP SPA, BELLUNO

  TICKER:                  N/A                 CUSIP:   T6444Z110

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the distribution of dividends           ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Grant authority to buy and dispose own         ISSUER             NO              N/A                  N/A

shares

PROPOSAL #3.: Appoint the Board of Statutory Auditors        ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MABUCHI MOTOR CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J39186101

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MACQUARIE AIRPORTS

  TICKER:                  N/A                 CUSIP:   Q6077P119

  MEETING DATE:      9/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, subject to MAT 1 Resolution 2,        ISSUER            YES         AGAINST           AGAINST

 MAT 2 Resolution 1 and 2 and MAL Resolution 1, being

 passed, the Internalization -acquisition/disposal of

 a substantial asset for the purposes of Listing Rule

 10.1 and for all other purposes, as specified

PROPOSAL #2.: Approve, subject to MAT 1 Resolution 1,        ISSUER            YES         AGAINST           AGAINST

 MAT 2 Resolution 1 and 2 and MAL Resolution 1 being

passed, the Internalization - related party benefits

for the purposes of Chapter 2E of the Corporations

Act and for all other purposes

PROPOSAL #S.3: Approve, for the purposes of Listing          ISSUER            YES             FOR                  FOR

Rule 10.17 and Section 601GC[1][a] of the

Corporations Act and for all other purposes, the fees

 payable to the MAML Directors to be increased by AUD

 150,000, with a maximum amount of AUD 850,000 being

paid to the MAML Directors as a whole for the current

 calendar year [after which the aggregate amount

shall revert to AUD 700,000 per annum or such other

amount approved by security holders] and amend Clause

 21.4[q][i] of the MAT 1 Constitution by adding the

following words at the end of Clause 21.4[q][i] [with

 the exception of those fees paid or payable in

respect of the 2009 calendar year, in which case such

 fees must not exceed in aggregate AUD 850,000]

PROPOSAL #1.: Approve, subject to MAT 1 Resolution 1         ISSUER            YES         AGAINST           AGAINST

and 2, MAT 2 Resolution 2 of MAL Resolution 1 being

passed, the Internalization - acquisition/disposal of

 a substantial asset for the purposes of Listing Rule

 10.1 and for all other purposes, as specified

PROPOSAL #2.: Approve, subject to MAT 1 Resolution 1         ISSUER            YES         AGAINST           AGAINST

and 2, MAT 2 Resolution 1 and MAL Resolution 1 being

passed, the Internalization - related party benefits

for the purposes of Chapter 2E of the Corporations

Act and for all other purposes

PROPOSAL #S.3: Approve, for the purposes of Listing          ISSUER            YES             FOR                  FOR

Rule 10.17 and Section 601GC[1][a] of the

Corporations Act and for all other purposes, the fees

 payable to the MAML Directors to be increased by AUD

 150,000, with a maximum amount of AUD 850,000 being

paid to the MAML Directors as a whole for the current

 calendar year [after which the aggregate amount

shall revert to AUD 700,000 per annum or such other

amount approved by security holders] and amend Clause

 21.4[q][i] of the MAT 1 Constitution by adding the

following words at the end of Clause 21.4[q][i] [with

 the exception of those fees paid or payable in

respect of the 2009 calendar year, in which case such

 fees must not exceed in aggregate AUD 850,000]

PROPOSAL #1.: Approve, subject to MAT 1 and MAT 2              ISSUER            YES         AGAINST           AGAINST

Resolution 1 and 2, being passed, the Internalization

 - acquisition/disposal of a substantial asset for

the purposes of Listing Rule 10.1 and for all other

purposes, as specified

PROPOSAL #2.: Approve, pursuant to a recommendation          ISSUER            YES         AGAINST           AGAINST

by the Board of Directors, to change the name of the

Company to MAP Airports International Limited

PROPOSAL #3.: Approve, for the purposes of Listing            ISSUER            YES             FOR                  FOR

Rule 10.17, for the purpose of Bye-Law 60 and for all

 other purposes, to facilitate payment of a one-off

fee to the Company's Independent Directors, the fee

payable to the MAL Directors to be increased by USD

125,000 with a maximum amount of USD 265,000 being

paid to the MAL Directors as a whole for the current

FY [after which the aggregate amount shall revert to

USD 140,000 per annum or such other amount approved

by security holders

PROPOSAL #S.4: Adopt, with effect from completion              ISSUER            YES         AGAINST           AGAINST

pursuant to a recommendation by the Board of

Directors, the new MAL Bye-Laws in substitution for

the existing MAL Bye-Laws, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MACQUARIE GROUP LTD

  TICKER:                  N/A                 CUSIP:   Q57085104

  MEETING DATE:      7/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                 ISSUER             NO              N/A                  N/A

Directors' report and the Auditor's report of

Macquarie for the YE 31 MAR 2009

PROPOSAL #2.: Adopt the remuneration report of                   ISSUER            YES             FOR                  FOR

Macquarie for the YE 31 MAR 2009

PROPOSAL #3.: Re-elect Mr. H.K. McCann as a voting            ISSUER            YES             FOR                  FOR

Director of Macquarie

PROPOSAL #4.: Ratify, the issue of 20,000,000                     ISSUER            YES             FOR                  FOR

ordinary shares in Macquarie at AUD 27.00 per share

under an institutional private placement on 08 MAY

2009 [the terms and conditions of which are described

 in the explanatory notes on items of business

accompanying the notice of meeting convening this

meeting], for all purposes including for ASX Listing

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MACQUARIE GROUP LTD, SYDNEY NSW

  TICKER:                  N/A                 CUSIP:   Q57085104

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, for all purposes: a) the                 ISSUER            YES             FOR                  FOR

establishment and operation of the Macquarie Group

Employee Retained Equity Plan [MEREP]; b) the giving

of benefits under Macquarie Group's deferred

remuneration and superannuation arrangements to a

person by the Company, its related bodies Corporate,

their associates or any superannuation fund in

connection with that person ceasing to hold a board,

managerial or executive office in the Company or a

related body Corporate of the Company; and c) the

entitlement or potential entitlement of any officer

of the Company or its child entities [being any

entity which is controlled by the Company within the

meaning of Section 50AA of the Corporations Act or a

subsidiary of the Company] to termination benefits,

as specified

PROPOSAL #2.: Approve, for all purposes: a) the issue        ISSUER            YES             FOR                  FOR

 to Mr. N.W. Moore, Managing Director, under the

Macquarie Group Employee Retained Equity Plan [MEREP]

 of: i) up to 472,937 Restricted Share Units; and ii)

 38,300 Performance Share Units; and b) the issue of,

 and acquisition accordingly by Mr. Moore of, shares

in the Company in respect of those Restricted Share

Units and Performance Share Units, all in accordance

with the terms of the MEREP as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MACQUARIE INFRASTRUCTURE GROUP

  TICKER:                  N/A                 CUSIP:   Q5701N102

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, for the purposes of Listing          ISSUER            YES             FOR                  FOR

Rule 10.17 and for all other purposes the amendments

to the Constitution of Macquarie Infrastructure Trust

 (I) to be made by the specified supplemental deed

PROPOSAL #2.: Approve the re-election of Mark Johnson        ISSUER            YES             FOR                  FOR

 as a Director of MIIML

PROPOSAL #S.1: Approve, for the purposes of Listing          ISSUER            YES             FOR                  FOR

Rule 10.17 and for all other purposes the amendments

to the Constitution of Macquarie Infrastructure Trust

 (II) to be made by the specified supplemental deed

PROPOSAL #2.: Approve the re-election Mark Johnson as        ISSUER            YES             FOR                  FOR

 a Director of MIIML

PROPOSAL #1.: Receive and adopt the accounts and                ISSUER            YES             FOR                  FOR

reports of the Directors' and the Auditor's of the

Company for the YE 30 JUN 2009

PROPOSAL #2.: Appoint PricewaterhouseCoopers as the          ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize the Directors

to determine their remuneration

PROPOSAL #3.: Re-elect Dr. Peter Dyer as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #4.: Re-elect Jeffery Conyers as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #S.5: Amend the Bye-Laws as specified                    ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MACQUARIE INFRASTRUCTURE GROUP

  TICKER:                  N/A                 CUSIP:   Q5701N102

  MEETING DATE:      1/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, for all purposes, the                       ISSUER            YES             FOR                  FOR

Restructure Proposal as specified

PROPOSAL #S.2: Approve that subject to the passing of        ISSUER            YES             FOR                  FOR

 Resolution 1 in the Notice of Meeting convening this

 meeting and Resolution 1 of the meetings of each of

Macquarie Infrastructure Trust (II) and Macquarie

Infrastructure Group International Limited, the

constitution of the Macquarie Infrastructure Trust

(I) is amended, in accordance with the provisions of

the Supplemental Deed Poll in the form as specified;

and authorize the responsible entity of Macquarie

Infrastructure Trust (I) to execute and lodge with

the Australian Securities and Investments Commission

a supplemental deed poll to give effect to these

amendments to the constitution of Macquarie

Infrastructure Trust (I)

PROPOSAL #1.: Approve, for all purposes, the                       ISSUER            YES             FOR                  FOR

Restructure Proposal as specified

PROPOSAL #S.2: Approve that subject to the passing of        ISSUER            YES             FOR                  FOR

 Resolution 1 in the Notice of Meeting convening this

 meeting and Resolution 1 of the meetings of each of

Macquarie Infrastructure Trust (I) and Macquarie

Infrastructure Group International Limited, the

constitution of the Macquarie Infrastructure Trust

(II) is amended, in accordance with the provisions of

 the Supplemental Deed Poll in the form as specified;

 and authorize the responsible entity of Macquarie

Infrastructure Trust (II) to execute and lodge with

the Australian Securities and Investments Commission

a supplemental deed poll to give effect to these

amendments to the constitution of Macquarie

Infrastructure Trust (II)

PROPOSAL #1.: Approve, for all purposes, the                       ISSUER            YES             FOR                  FOR

Restructure Proposal as specified

PROPOSAL #S.2: Approve that subject to the passing of        ISSUER            YES             FOR                  FOR

 Resolution 1 in the Notice of Meeting convening this

 meeting and Resolution 1 of the meetings of each of

Macquarie Infrastructure Trust (I) and Macquarie

Infrastructure Trust (II), the document submitted to

the meeting and as specified is adopted as the Bye-

Laws of the Company with effect on and from the

implementation date (as specified)

PROPOSAL #3.: Approve, subject to the passing of                ISSUER            YES             FOR                  FOR

Resolution 1 in the notice of meeting convening this

meeting, to change the Company's name from Macquarie

Infrastructure Group International Limited to Intoll

International Limited with effect on and from the

implementation date (as specified)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAN GROUP PLC

  TICKER:                  N/A                 CUSIP:   G5790V156

  MEETING DATE:      7/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the 'Directors', 'Auditors'              ISSUER            YES             FOR                  FOR

reports and the financial statements for the YE 31

MAR 2009

PROPOSAL #2.: Approve the remuneration report for the        ISSUER            YES             FOR                  FOR

 YE 31 MAR 2009

PROPOSAL #3.: Declare a final dividend of 15.47 pence        ISSUER            YES             FOR                  FOR

 per ordinary share giving a total of 27.36 pence per

 ordinary share for the YE 31 MAR 2009

PROPOSAL #4.: Re-appoint Mr. Jon Aisbitt as the                 ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #5.: Re-appoint Mr. Peter Clarke as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors of the Company to hold office from

the conclusion of this meeting until the conclusion

of the next AGM at which accounts are laid before the

PROPOSAL #7.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the remuneration of the Auditors

PROPOSAL #8.: Approve to increase the authorized                ISSUER            YES             FOR                  FOR

share capital of the Company from USD

681,010,434.49209 and GBP 50,000 to USD

698,010,434.49209 and GBP 50,000 by the creation of

495,829,201 ordinary shares of 3 3/7 US cents each

ranking pari passu in all respects with the existing

ordinary shares of 3 3/7 US cents in the capital of

PROPOSAL #9.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 pursuant to Section 80 of the Companies Act 1985

[the Act] to exercise all the powers of the Company

to allot relevant securities [within the meaning of

Section 80 of the Act]: [a] up to a nominal amount of

 USD 19,520,845; and [b] comprising equity securities

 [within the meaning of Section 94 of the Act] up to

a nominal amount of USD 39,041,690 [such amount to be

 reduced by the nominal amount of any relevant

securities issued under paragraph [a] of this

Resolution 9] in connection with an offer by way of a

 rights issue: [i] to ordinary shareholders in

proportion [as nearly as may be practicable] to their

 existing holdings; and [ii] to holders of other

equity securities, as required by the rights of those

 securities or, subject to such rights, as the

Directors of the Company otherwise consider

necessary, and so that the Directors of the Company

may impose any limits or restrictions and make any

arrangements which they consider necessary or

appropriate to deal with treasury shares, fractional

entitlements, record dates, legal, regulatory or

practical problems in, or under the laws of, any

territory or any other matter, [Authority expires the

 earlier of the conclusion of the AGM of the Company

unless previously renewed, varied or revoked by the

Company in GM]; and the directors of the Company may

allot relevant securities under any such offer or

agreement as if the authority conferred hereby had

PROPOSAL #S.10: Authorize the Directors of the                   ISSUER            YES             FOR                  FOR

Company pursuant to Section 95 of the Companies Act

1985 [the Act], to allot equity securities [within

the meaning of Section 94[2] of the Act] wholly for

cash pursuant to the general authorities conferred by

 Resolution 9 and/or where the allotment constitutes

an allotment of equity securities by virtue of

Section 94 [3A] of the Act, in each case free of the

restriction in Section 89[1] of the Act, such power

to be limited to: a]the allotment of equity

securities in connection with an offer of equity

securities [but in the case of an allotment pursuant

to the authority granted under paragraph [b] of

Resolution 9, such power shall be limited to the

allotment of equity securities in connection with an

offer by way of a rights issue only]: [i] to ordinary

 shareholders in proportion [as nearly as may be

practicable] to their existing shareholdings; and

[ii] to the holders of other equity securities, as

required by the rights of those securities or,

subject to such rights, as the Directors of the

Company otherwise consider necessary, and so that the

 Directors of the Company may impose any limits or

restrictions and make any arrangements which it

considers necessary or appropriate to deal with

treasury shares, fractional entitlements, record

dates, legal, regulatory or practical problems in, or

 under the laws of, any territory or any other

matter; b]and the allotment of equity securities

pursuant to the authority granted under paragraph [a]

 of Resolution 9 and/or an allotment which

constitutes an allotment of equity securities by

virtue of Section 94 [3A] of the Act [in each case,

otherwise than in the circumstances set out in

paragraph [a] of this Resolution 10] up to an

aggregate nominal amount of USD 2,928,127, such power

 to apply [Authority expires the earlier of the

conclusion of the AGM of the Company unless

previously renewed, varied or revoked by the Company

after the date of the passing of this resolution or

08 OCT 2010] and the Directors of the Company may

allot equity securities under any such offer or

PROPOSAL #S.11: Authorize the Company, pursuant to            ISSUER            YES             FOR                  FOR

Section 166 of the Companies Act 1985 [the Act] to

make market purchases [within the meaning of Section

163 of the Act] on the London Stock Exchange of

ordinary shares of 3 3/7 US cents each [ordinary

shares] provided that: [i] the maximum aggregate

number of ordinary shares that may be purchased is

170,805,967; in substitution for all existing powers,

 the Company;[ii] the minimum price[exclusive of

expenses] which may be paid for an ordinary share is

3 3/7 US cents or the sterling equivalent of 3 3/7 US

 cents;[iii] the maximum price[exclusive of expenses]

 which may be paid for each ordinary share is higher

of:[a] 105% of the average market value of an

ordinary share in the Company for the 5 business days

 prior to the day the purchase is made; and the value

 of an ordinary share calculated on the basis of the

higher of the price quoted for [a] the last

independent trade of; and [b] the highest current

independent bid for any number of the Company's

ordinary shares on the London Stock Exchange;

[Authority expires on the conclusion of the next

Annual General Meeting of the Company or on the

earlier of 08 JAN 2011] and the Company may make a

purchase of ordinary shares in pursuance of any such

contract as if the authority conferred by this

PROPOSAL #S.12: Authorize the Directors to call                 ISSUER            YES             FOR                  FOR

general meetings of the Company other than AGM on not

 less than 14 clear days' notice, [Authority shall

expire at the conclusion of the next AGM of the

Company after the passing of this resolution]

PROPOSAL #S.13: Approve and authorize the terms of            ISSUER            YES             FOR                  FOR

the proposed contract [a draft of which has been

produced to the meeting and initialled by the

Chairman of the meeting for the purpose of

identification only] between the Company and all the

holders of deferred dollar shares of 0.001 US cent

each in the capital of the Company [the deferred

dollar shares], which will be executed by a Director

or officer of the Company on behalf of such holders

in accordance with Article 167[F][1] of the Articles

of Association of the Company, pursuant to which the

Company will purchase all of the deferred dollar

shares in issue, for the purposes of section 164 of

the Companies Act 1985 [as amended] and otherwise,

but so that such approval and [authority shall expire

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MARKS AND SPENCER GROUP PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G5824M107

  MEETING DATE:      7/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report and the                 ISSUER            YES             FOR                  FOR

accounts

PROPOSAL #2.: Approve the remuneration report                      ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Declare the final dividend                              ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Sir Stuart Rose                                  ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Elect Mr. Jan Du Plessis                                  ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-elect Mr. Jeremy Darroch                             ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-elect Sir David Michels                              ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Re-elect Louise Patten                                     ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Re-appoint PwC as the Auditors                       ISSUER            YES             FOR                  FOR

PROPOSAL #10.: Authorize the Audit Committee to                 ISSUER            YES             FOR                  FOR

determine Auditors remuneration

PROPOSAL #11.: Grant authority to allot shares                    ISSUER            YES             FOR                  FOR

PROPOSAL #S.12: Approve to disapply the pre emption          ISSUER            YES             FOR                  FOR

rights

PROPOSAL #S.13: Grant authority to purchase of own            ISSUER            YES             FOR                  FOR

shares

PROPOSAL #S.14: Approve to call general meetings on          ISSUER            YES             FOR                  FOR

14 days notice

PROPOSAL #S.15: Approve the Republic of Ireland All          ISSUER            YES             FOR                  FOR

Employee Sharesave Plan

PROPOSAL #S.16: Approve to recommend that the Board          ISSUER            YES             FOR                  FOR

brings forward the appointment of an Independent

Chairman from JUL 2011 to JUL 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MCDONALD'S HOLDINGS COMPANY(JAPAN),LTD.

  TICKER:                  N/A                 CUSIP:   J4261C109

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEDIOBANCA - BANCA DI CREDITO FINANZIARIO SPA, MIL

  TICKER:                  N/A                 CUSIP:   T10584117

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement at 30          ISSUER             NO              N/A                  N/A

JUN 2009; Board of Directors and the Auditors and

Independent Auditors Report; any adjournment thereof

PROPOSAL #2.: Approve the emoluments of Employees               ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  METCASH LTD

  TICKER:                  N/A                 CUSIP:   Q6014C106

  MEETING DATE:      9/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial          ISSUER             NO              N/A                  N/A

report to the Company and the reports of the

Directors and auditors for the YE 30 APRIL 2009

PROPOSAL #2.a: Re-elect Mr. Lou Jardin as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires by rotation under Rule

8.1(d) of the Company's Constitution

PROPOSAL #2.b: Re-elect Mr. Richard Longes as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation

under Rule 8.1(d) of the Company's Constitution

PROPOSAL #2.c: Re-elect Mr. Andrew Reitzer as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation

under Rule 8.1(d) of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report that                ISSUER            YES             FOR                  FOR

forms part of the Director's report of the Company

for the FYE 30 APR 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MILLICOM INTL CELLULAR S A

  TICKER:                  N/A                 CUSIP:   L6388F128

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, as per the proposal of the              ISSUER             NO              N/A                  N/A

Company's Board, to decide to distribute a gross

dividend to the Company's shareholders of USD 1.24

per share, corresponding to an aggregate dividend of

approximately USD 135,000,000 to be paid out of the

Company's profits of the YE 31 DEC 2008, in the

amount of USD 1,382,529,705 which have been carried

forward as per the decision of the AGM of 26 MAY 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIRVAC GROUP

  TICKER:                  N/A                 CUSIP:   Q62377108

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the: financial         ISSUER             NO              N/A                  N/A

reports of the Group; the Directors' reports and the

Independent Audit report for each entity for the YE

30 JUN 2009

PROPOSAL #2.1: Re-elect Mr. Paul Biancardi as a                 ISSUER            YES             FOR                  FOR

Director of the Mirvac Limited, who retires by

rotation in accordance with Clause 10.3 of the Mirvac

 Limited's Constitution

PROPOSAL #2.2: Re-elect Mr. Adrian Fini as a Director        ISSUER            YES             FOR                  FOR

 of the Mirvac Limited, who retires by rotation in

accordance with Clause 10.3 of the Mirvac Limited's

Constitution

PROPOSAL #3.: Adopt the remuneration report of the            ISSUER            YES             FOR                  FOR

Mirvac Limited for the YE 30 JUN 2009

PROPOSAL #4.: Approve, with effect from 01 JUL 2009,         ISSUER            YES             FOR                  FOR

to increase the remuneration of the Non-Executive

Directors of the Mirvac Limited for services provided

 to the Mirvac Limited or to any of its controlled

entities by AUD 500,000 per annum to an aggregate

maximum sum of AUD 1,950,000 per annum, with such

remuneration to be divided among the Non-Executive

Directors in such proportion and manner as the

Director agree [or in default of agreement, equally]

PROPOSAL #5.: Approve, for all purposes, including            ISSUER            YES             FOR                  FOR

for the purpose of ASX Listing Rule 10.14, the offer

of performance rights by the Group to Mr. Nicholas

Collishaw [Managing Director] in the Group's Long

Term Performance Plan on the terms of that Plan and

as specified

PROPOSAL #6.: Ratify and approve the following issues        ISSUER            YES             FOR                  FOR

 of stapled securities of the Group for the purposes

of ASX Listing Rule 7.4 and for all other purposes:

the issue of 80,000,000 stapled securities as part of

 the Institutional Placement in DEC 2008 and the

issue of 152,515,180 stapled securities as part of

the Institutional Placement in JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUI SUMITOMO INSURANCE GROUP HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J45745106

  MEETING DATE:      12/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of Share Exchange Agreement            ISSUER            YES             FOR                  FOR

between the Company, Aioi Insurance Co., Ltd., and

Nissay Dowa General Insurance Co., Ltd.

PROPOSAL #2.: Amend Articles to : Change Official              ISSUER            YES             FOR                  FOR

Company Name to MS&AD Insurance Group Holdings, Inc.

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MONGOLIA ENERGY CORPORATION LTD

  TICKER:                  N/A                 CUSIP:   G6260K126

  MEETING DATE:      9/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                     ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 and the Independent Auditor of the Company for the

YE 31 MAR 2009

PROPOSAL #2.A: Re-elect Ms. Yvette Ong as an                       ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #2.B: Re-elect Mr. To Hin Tsun, Gerald as a         ISSUER            YES             FOR                  FOR

Non-Executive Director

PROPOSAL #2.C: Re-elect Mr. Peter Pun as an                        ISSUER            YES             FOR                  FOR

Independent Non-Executive Director

PROPOSAL #2.D: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors remuneration

PROPOSAL #3.: Re-appoint Deloitte Touche Tohmatsu as         ISSUER            YES             FOR                  FOR

Independent Auditor and authorize the Board of

Directors to fix their remuneration

PROPOSAL #4.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 to allot, issue and deal with additional shares of

the Company, and to make or grant offers, agreements

or options [including bonds, notes, warrants,

debentures and securities convertible into shares of

the Company], during and after the end of the

relevant period, otherwise than pursuant to: i) a

rights issue [as specified]; ii) an issue of shares

pursuant to any existing specific authority,

including upon the exercise of rights of subscription

 or conversion under the terms of any warrants issued

 by the Company or any bonds, notes, debentures or

securities convertible into shares of the Company;

iii) the exercise of options granted under any Share

Option Scheme adopted by the Company; and iv) any

scrip dividend scheme or similar arrangement

providing for the allotment of shares of the Company

in lieu of the whole or part of a dividend on shares

of the Company in accordance with the Bye-Laws of the

 Company, does not exceed 20% of the aggregate

nominal amount of the share capital of the Company in

 issue as at the date of passing this resolution;

[Authority expires the earlier of the conclusion of

the next AGM of the Company or the expiration of the

period within which the next AGM of the Company is

required by the Bye-Laws of the Company or any

PROPOSAL #S.5: Amend the Bye-Laws 1, 2, 3, 4, 10, 23,        ISSUER            YES         AGAINST           AGAINST

 25, 29, 44, 59, 66, 67, 68, 69, 70, 71, 73, 75, 76,

80, 81, 82, 92, 97, 100, 137, 146, 153 and 158 of the

 Company as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NATIONAL AUSTRALIA BK LTD  GLOBAL MEDIUM TERM SR B

  TICKER:                  N/A                 CUSIP:   Q65336119

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To consider the Company's financial              ISSUER             NO              N/A                  N/A

statements and the reports for the YE 30 SEP 2009

PROPOSAL #S.2.a: Approve the terms and conditions of         ISSUER            YES             FOR                  FOR

the selective buy-back scheme relating to the

preference shares associated with the 2008 Stapled

Securities as specified

PROPOSAL #S.2.b: Approve the terms and conditions of         ISSUER            YES             FOR                  FOR

the selective reduction of capital relating to the

preference shares associated with 2008 Stapled

Securities as specified

PROPOSAL #S.2.c: Approve the terms and conditions of         ISSUER            YES             FOR                  FOR

the selective buy-back scheme relating to the

preference shares associated with the 2009 Staples

Securities as specified

PROPOSAL #S.2.d: Approve the terms and conditions of         ISSUER            YES             FOR                  FOR

the selective reduction of the preference share

associated with the 2009 Stapled Securities as

specified

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 SEP 2009

PROPOSAL #4.: Approve to grant shares to the Group            ISSUER            YES             FOR                  FOR

Chief Executive Officer, Mr. Cameron Clyne, under the

 Company's Short Term Incentive and Long Term

Incentive Plans as specified

PROPOSAL #5.A: Approve to grant shares to Mr. Mark            ISSUER            YES             FOR                  FOR

Joiner [an Executive Director] under the Company's

Short Term Incentive and Long Term Incentive Plans as

 specified

PROPOSAL #5.B: Approve to grant shares to Mr. Michael        ISSUER            YES             FOR                  FOR

 Ullmer [an Executive Director] under the Company's

Short Term Incentive and Long Term Incentive Plans as

 specified

PROPOSAL #6.A: Re-elect Mr. Michael Chaney as a                 ISSUER            YES             FOR                  FOR

Director, in accordance with Article 10.3 of the

Company's Constitution

PROPOSAL #6.B: Re-elect Mr. Paul Rizzo as a Director,        ISSUER            YES             FOR                  FOR

 in accordance with Article 10.3 of the Company's

Constitution

PROPOSAL #6.C: Re-elect Mr. Michael Ullmer as a                 ISSUER            YES             FOR                  FOR

Director, in accordance with Article 10.3 of the

Company's Constitution

PROPOSAL #6.D: Re-elect Mr. Mark Joiner as a                       ISSUER            YES             FOR                  FOR

Director, in accordance with Article 10.3 of the

Company's Constitution

PROPOSAL #6.E: Re-elect Mr. John Waller as a                       ISSUER            YES             FOR                  FOR

Director, in accordance with Article 10.3 of the

Company's Constitution

PROPOSAL #6.F: PLEASE NOTE THAT THIS IS A SHAREHOLDER        ISSUER            YES         AGAINST               FOR

 PROPOSAL: Elect Mr. Stephen Mayne as a Director, in

accordance with Article 10.3 and Article 10.6 of the

Company's Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NATIONAL BANK OF GREECE

  TICKER:                  N/A                 CUSIP:   X56533114

  MEETING DATE:      1/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the resolving upon the spin-off        ISSUER             NO              N/A                  N/A

 of the Bank's investment property business line, as

per the provisions of Article 31.4 of Law 2778/1999

Articles 1-5 of Law 2166/1993 and the Companies Act,

as amended and contribution to a real-estate

investment Company [societe anonyme] to be set up

under the name 'NBG Pangaea real estate investment

company'

PROPOSAL #2.: Approve the accounting statement                   ISSUER             NO              N/A                  N/A

[conversion balance sheet] dated 30 SEP 2009, of the

investment property business of the Bank, taking into

 consideration the relevant Auditor's report [dated

on 07 DEC 2009] ascertaining the book value of the

assets of the said business and the draft terms of

the spin-off and contribution to the real-estate

investment company [societe anonyme] to be set up

under the name 'NBG Pangaea real estate investment

PROPOSAL #3.: Approve the designation of Bank                     ISSUER             NO              N/A                  N/A

representatives to sign before a notary public the

deed of establishment of the real-estate investment

company [societe anonyme] to be set up under the name

 'NBG Pangaea real estate Investment Company' and any

 other documents required

PROPOSAL #4.: Approve the announcement of election of        ISSUER             NO              N/A                  N/A

 Directors by the Board of Directors in replacement

of Members who have resigned

PROPOSAL #5.: Elect the new Board of Directors'                 ISSUER             NO              N/A                  N/A

Members and approve the designation of Independent

Non Executive Members of the Board

PROPOSAL #6.: Approve the designation of Members of          ISSUER             NO              N/A                  N/A

the Board's Audit committee as per the provisions of

Law 3693/2008

PROPOSAL #7.: Approve the Bank's contracts with                 ISSUER             NO              N/A                  N/A

Members of the Board of Directors

PROPOSAL #8.: Amend the Articles 18, 19, 21, 22, 23          ISSUER             NO              N/A                  N/A

and 24 [on Board of Directors] and approve the

adjustment of Article 4 [on share capital] of the

Bank's Articles of Association

PROPOSAL #9.: Approve the assignment by the general          ISSUER             NO              N/A                  N/A

meeting to the Board of Directors of the right to

issue bonds convertible to shares, in accordance with

 the provisions of Article 3a and 13 of the Companies

 Act and Article 5 of the Bank's Articles of

Association, as amended

PROPOSAL #10.: Announcements and other approvals                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NATIONAL BANK OF GREECE S.A.

  TICKER:                  NBG                 CUSIP:   633643408

  MEETING DATE:      1/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: RESOLVING UPON THE SPIN-OFF OF THE                ISSUER             NO              N/A                  N/A

BANK'S INVESTMENT PROPERTY BUSINESS LINE, ALL AS MORE

 FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #02: APPROVAL OF (I) THE ACCOUNTING                       ISSUER             NO              N/A                  N/A

STATEMENT, AND (II) THE DRAFT TERMS OF THE SPIN-OFF

AND CONTRIBUTION OF THE SAID BUSINESS.

PROPOSAL #03: DESIGNATION OF BANK REPRESENTATIVES TO         ISSUER             NO              N/A                  N/A

SIGN BEFORE A NOTARY PUBLIC THE DEED OF ESTABLISHMENT

 OF THE REAL-ESTATE INVESTMENT COMPANY (SOCIETE

ANONYME).

PROPOSAL #04: ANNOUNCEMENT OF ELECTION OF DIRECTORS          ISSUER             NO              N/A                  N/A

BY THE BOARD OF DIRECTORS, IN REPLACEMENT OF MEMBERS

WHO HAVE RESIGNED.

PROPOSAL #05: ELECTION OF A NEW BOARD OF DIRECTORS.          ISSUER             NO              N/A                  N/A

DESIGNATION OF INDEPENDENT NON-EXECUTIVE MEMBERS OF

THE BOARD.

PROPOSAL #06: DESIGNATION OF MEMBERS OF THE BOARD'S          ISSUER             NO              N/A                  N/A

AUDIT COMMITTEE, AS PER THE PROVISIONS OF LAW

3693/2008.

PROPOSAL #07: APPROVAL OF THE BANK'S CONTRACTS WITH          ISSUER             NO              N/A                  N/A

MEMBERS OF THE BOARD OF DIRECTORS.

PROPOSAL #08: AMENDMENT OF ARTICLES 18, 19, 21, 22,          ISSUER             NO              N/A                  N/A

23 AND 24 (ON THE BOARD OF DIRECTORS) AND ADJUSTMENT

OF ARTICLE 4 (ON SHARE CAPITAL) OF THE BANK'S

ARTICLES OF ASSOCIATION.

PROPOSAL #09: ASSIGNMENT BY THE GENERAL MEETING TO            ISSUER             NO              N/A                  N/A

THE BOARD OF DIRECTORS OF THE RIGHT TO ISSUE BONDS

CONVERTIBLE TO SHARES.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NATIONAL GRID PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G6375K151

  MEETING DATE:      7/27/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report and accounts         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-elect Sir. John Parker as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Mr. Steve Holliday as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.: Re-elect Mr. Kenneth Harvey as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.: Re-elect Mr. Steve Lucas as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-elect Mr. Stephen Pettit as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8.: Re-elect Mr. Nick Winser as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Re-elect Mr. George Rose as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #10.: Reappoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors

PROPOSAL #11.: Authorize the Directors to set the              ISSUER            YES             FOR                  FOR

Auditor's remuneration

PROPOSAL #12.: Approve the Directors' remuneration            ISSUER            YES             FOR                  FOR

report

PROPOSAL #13.: Authorize the Directors to issue                 ISSUER            YES             FOR                  FOR

ordinary shares

PROPOSAL #14.: Authorize the Scrip dividend                         ISSUER            YES             FOR                  FOR

PROPOSAL #15.: Authorize the capitalizing reserves            ISSUER            YES             FOR                  FOR

for scrip dividend

PROPOSAL #S.16: Approve to disapply pre-emption rights      ISSUER            YES             FOR                  FOR

PROPOSAL #S.17: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own ordinary shares

PROPOSAL #S.18: Authorize the Directors to hold                 ISSUER            YES             FOR                  FOR

General Meetings on 14 days notice

PROPOSAL #S.19: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

 with effect from the AGM

PROPOSAL #S.20: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

 with effect from 01 OCT 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEOPOST SA, BAGNEUX

  TICKER:                  N/A                 CUSIP:   F65196119

  MEETING DATE:      7/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts             ISSUER            YES             FOR                  FOR

PROPOSAL #O.2: Approve the distribution of profits             ISSUER            YES             FOR                  FOR

PROPOSAL #O.3: Approve Stock Dividend Program (Cash          ISSUER            YES             FOR                  FOR

or Shares)

PROPOSAL #O.4: Approve the consolidated accounts                ISSUER            YES             FOR                  FOR

PROPOSAL #O.5: Approve the agreements referred to in         ISSUER            YES             FOR                  FOR

Article L 225-38 of the Commercial Code

PROPOSAL #O.6: Approve the attendances allowances               ISSUER            YES             FOR                  FOR

PROPOSAL #O.7: Appoint Mr. Vincent Mercier as a new          ISSUER            YES             FOR                  FOR

Board Member

PROPOSAL #O.8: Approve to renew the Mr. Henk Bodt's          ISSUER            YES             FOR                  FOR

mandate as Board Member

PROPOSAL #O.9: Approve to renew the Mr. Eric Licoys's        ISSUER            YES             FOR                  FOR

 mandate as Board Member

PROPOSAL #O.10: Approve the share buyback program               ISSUER            YES             FOR                  FOR

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue common shares and warrants giving access to the

 Company's capital, with maintenance of preferential

subscription rights of shareholders

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue common shares, with cancellation of

preferential subscription rights of shareholders

PROPOSAL #E.13: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue warrants giving access to the Company's

capital, with cancellation of preferential

subscription rights of shareholders

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the amount of issues in case of excess

demand in the case of the issue of common shares or

warrants giving access to the Company's capital

PROPOSAL #E.15: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital by capitalization of reserves,

profits or premiums

PROPOSAL #E.16: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the share capital by issuing common shares

and warrants giving access to capital in

consideration of contributions in kind within the

limit of 10% of the share capital

PROPOSAL #E.17: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue common shares and warrants giving access to the

 Company's capital, in case of an exchange public

offer initiated by the Company

PROPOSAL #E.18: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital and assignments reserved for

employees of the Group under Article L.3332-1 and

seq. of the Labor Code

PROPOSAL #E.19: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital reserved to the financial

institutions or to the Companies created specifically

 to implement a Salary Savings Scheme for the benefit

 of employees of certain subsidiaries or foreign

branches of the Group equivalent to the French and

Foreign Companies' Savings Plans of the Group in force

PROPOSAL #E.20: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

allocate free existing shares or to issue

PROPOSAL #E.21: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

grant options to subscribe for new shares and/or

options to purchase existing shares

PROPOSAL #E.22: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

cancel shares acquired under the buyback of own

shares by the Company

PROPOSAL #E.23: Authorize the Board of Directors for         ISSUER            YES             FOR                  FOR

the issue of warrants giving right to the award of

debt securities and not subject to an increase of the

 Company's capital

PROPOSAL #E.24: Grant powers for legal formalities             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEW WORLD DEVELOPMENT CO LTD

  TICKER:                  N/A                 CUSIP:   Y63084126

  MEETING DATE:      12/9/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited statement of accounts        ISSUER            YES             FOR                  FOR

 and the reports of the Directors and the Independent

 Auditors for the YE 30 JUN 2009

PROPOSAL #2.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Re-elect Dr. Cheng Kar-Shun, Henry as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3.2: Re-elect Dr. Cha Mou-Sing, Payson as a        ISSUER            YES         AGAINST           AGAINST

 Director

PROPOSAL #3.3: Re-elect Mr. Cheng Kar-Shing, Peter as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #3.4: Re-elect Mr. Leung Chi-Kin, Stewart as        ISSUER            YES         AGAINST           AGAINST

 a Director

PROPOSAL #3.5: Re-elect Mr. Chow Kwai-Cheung as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.6: Re-elect Ms. Ki Man-Fung, Leonie as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.7: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the remuneration of the Directors

PROPOSAL #4.: Re-appoint the Joint Auditors and                 ISSUER            YES             FOR                  FOR

authorize the Board of Directors to fix their

remuneration

PROPOSAL #5.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 to repurchase shares of HKD 1.00 each in the capital

 of the Company, during the relevant period, on The

Stock Exchange of Hong Kong Limited [Stock Exchange]

or any other stock exchange on which the securities

of the Company may be listed and recognized by the

Securities and Futures Commission of the Hong Kong

and the Stock Exchange on share repurchases for such

purposes, subject to and in connection with all

applicable laws and the requirements of the Rules

Governing the Listing of Securities on the Stock

Exchange or of any other Stock Exchange as amended

from time to time, not exceeding 10% of the aggregate

 nominal amount of the issued share capital of the

Company; [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required by Law to be held]

PROPOSAL #6.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 pursuant to Section 57B of the Companies Ordinance,

to allot, issue and deal with additional shares of

HKD 1.00 each in the capital of the Company and to

make or grant offers, agreements and options

[including bonds, warrants and debentures convertible

 into shares of the Company] during and after the

relevant period, not exceeding 20% of the aggregate

nominal amount of the issued share capital of the

Company, otherwise than pursuant to i) a rights

issue; or ii) an issue of shares as scrip dividends

pursuant to the Articles of the Association of the

Company from time to time; or iii) an issue of shares

 under any option scheme or similar arrangement for

the time being adopted for the grant or issue to the

employees of the Company and/or any of its

subsidiaries of shares or rights to acquire shares of

 the Company; or iv) an issue of shares upon

conversion by the bondholders of their bonds into

shares of the Company in accordance with the terms

and conditions of an issue of convertible guaranteed

bonds by a special purpose subsidiary wholly owned by

 the Company; [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

PROPOSAL #7.: Approve, subject to the passing of                ISSUER            YES         AGAINST           AGAINST

Resolutions 5 and 6 as specified, to extend the

general mandate granted to the Directors, to allot,

issue and deal with the additional shares pursuant to

 Resolution 6 as specified, by the addition thereto

of an amount representing the aggregate nominal

amount of the shares in the capital of the Company

repurchased by the Company under authority granted

pursuant to Resolution 5, provided that such amount

does not exceed 10% of the aggregate nominal amount

of the issued share capital of the Company at the

date of passing this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEWCREST MNG LTD

  TICKER:                  N/A                 CUSIP:   Q6651B114

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report of the              ISSUER             NO              N/A                  N/A

Company and its controlled entities for the YE 30 JUN

 2009 and the reports of the Directors and the

Auditors thereon

PROPOSAL #2.: Elect Mr. Vince Gauci as a Director, in        ISSUER            YES             FOR                  FOR

 accordance with Rule 57 of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES         AGAINST           AGAINST

Company [included in the report of the Directors] for

 the YE 30 JUN 2009

PROPOSAL #4.: Transact any other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON MINING HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J54824107

  MEETING DATE:      1/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of Share Transfer Plan                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Amend Articles to: Delete the Articles         ISSUER            YES             FOR                  FOR

Related to Record Dates

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON OIL CORPORATION

  TICKER:                  N/A                 CUSIP:   J5484F100

  MEETING DATE:      1/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of Share Transfer Plan                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Amend Articles to: Delete the Articles         ISSUER            YES             FOR                  FOR

Related to Record Dates

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPONKOA INSURANCE COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J5428G115

  MEETING DATE:      12/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of the Share Exchange Plan              ISSUER            YES             FOR                  FOR

between the Company and Sompo Japan Insurance Inc.

PROPOSAL #2.: Amend Articles to : Delete the Articles        ISSUER            YES             FOR                  FOR

 Related to Record Date

PROPOSAL #3.: Shareholders' Proposals : Remove                   ISSUER            YES         AGAINST               FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NISSAY DOWA GENERAL INSURANCE COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J5729G111

  MEETING DATE:      12/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of the Share Exchange                       ISSUER            YES             FOR                  FOR

Agreement between the Company and Mitsui Sumitomo

Insurance Group Holdings, Inc.

PROPOSAL #2.: Approval of the Merger Agreement                   ISSUER            YES             FOR                  FOR

between the Company and Aioi Insurance Co., Ltd.

PROPOSAL #3.: Amend Articles to : Delete the Articles        ISSUER            YES             FOR                  FOR

 Related to Record Date

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOBLE GROUP LTD

  TICKER:                  N/A                 CUSIP:   G6542T119

  MEETING DATE:      10/12/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

to allot and issue up to 9,575,420 new ordinary

shares of HKD 0.25 each in the capital of the Company

 to Mr. Ricardo Leiman, an Executive Director of the

Company, or to such person as he may direct, credited

 as fully-paid, for the purposes of satisfying part

of the remuneration and bonus payable to such

Executive Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NUFARM LIMITED

  TICKER:                  N/A                 CUSIP:   Q7007B105

  MEETING DATE:      12/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial          ISSUER             NO              N/A                  N/A

report of the Company and the consolidated financial

statements of the Company and the Company's

controlled entities, the Directors' report and the

Auditor's report for the YE 31 JUL 2009

PROPOSAL #2.: Adopt the remuneration report of the            ISSUER            YES             FOR                  FOR

Company for the YE 31 JUL 2009

PROPOSAL #3.a: Re-elect Dr. W.B. [Bruce] Goodfellow          ISSUER            YES             FOR                  FOR

as a Director of the Company, who retires by rotation

 in accordance with the Company's constitution and

ASX Listing Rule 14.4

PROPOSAL #3.b: Re-elect Dr. J.W. [John] Stocker AO as        ISSUER            YES             FOR                  FOR

 a Director of the Company, who retires by rotation

in accordance with the Company's constitution and ASX

 Listing Rule 14.4

PROPOSAL #3.c: Re-elect Dr. R.J. [Bob] Edgar as a              ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #4.: Approve to issue of 26,700,000 Ordinary        ISSUER            YES         ABSTAIN           AGAINST

 Shares at an issue price of AUD 11.25 each on 21 MAY

 2009 to Institutional Investors as part of an

Institutional Equity Placement for the purpose of

Listing Rule 7.4

PROPOSAL #5.: Approve to increase the maximum total          ISSUER            YES             FOR                  FOR

remuneration payable to the Non-Executive Directors

from AUD 1,200,000 per annum to an amount not

exceeding AUD 1,600,000, to be divided among the Non-

Executive Directors in such proportions and manner as

 the Directors may determine

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NWS HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G66897110

  MEETING DATE:      12/8/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements and the reports of the Directors and

Auditor for the YE 30 JUN 2009

PROPOSAL #2.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3AI: Re-elect Mr. Cheng Chi Ming, Brian as         ISSUER            YES         AGAINST           AGAINST

a Director

PROPOSAL #3AII: Re-elect Mr. Lam Wai Hon, Patrick as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3AIII: Re-elect Mr. Cheung Chin Cheung as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3AIV: Re-elect Mr. William Junior Guilherme        ISSUER            YES             FOR                  FOR

 Doo as a Director

PROPOSAL #3AV: Re-elect Mr. Wilfried Ernst                          ISSUER            YES             FOR                  FOR

Kaffenberger as a Director

PROPOSAL #3AVI: Re-elect Mr. Cheng Wai Chee,                       ISSUER            YES             FOR                  FOR

Christopher as a Director

PROPOSAL #3.B: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors' remuneration

PROPOSAL #4.: Re-appoint the Auditor and authorize            ISSUER            YES             FOR                  FOR

the Board of Directors to fix the Auditor's

PROPOSAL #5.I: Approve to increase the authorized              ISSUER            YES             FOR                  FOR

share capital of the Company from HKD 2,400,000,000

to HKD 4,000,000,000 by the creation of an additional

 1,600,000,000 shares of HKD 1.00 each in the capital

 of the Company

PROPOSAL #5.II: Authorize the Directors of the                   ISSUER            YES         AGAINST           AGAINST

Company, subject to this resolution, during the

Relevant Period of all the powers of the Company to

allot, issue and deal with additional shares in the

capital of the Company or securities convertible into

 such shares or options, warrants, or similar rights

to subscribe for any shares or convertible securities

 and to make or grant offers, agreements and options

which would or might require the exercise of such

powers and to make or grant offers, agreements and

options which might require the exercise of such

powers after the end of the Relevant Period, not

exceeding 20% of the aggregate nominal amount of the

share capital of the Company in issue as at the date

of passing of this resolution, otherwise than

pursuant to [i] a rights issue; [ii] the exercise of

any conversion rights attaching to any securities

which are convertible into shares of the Company;

[iii] the exercise of the rights under any option

scheme or similar arrangement for the time being

adopted for the grant or issue to Directors and/or

employees of the Company and/or any of its

subsidiaries of options to subscribe for, or rights

to acquire, shares of the Company; or [iv] any issue

of shares as scrip dividends or similar arrangement

providing for the allotment of shares in lieu of the

whole or part of a dividend on shares of the Company

in accordance with the bye-laws of the Company;

[Authority expires the earlier of the conclusion of

the next AGM or the expiration of the period within

PROPOSAL #5.III: Authorize the Directors of the                 ISSUER            YES             FOR                  FOR

Company, during the Relevant Period, to repurchase

its own shares on The Stock Exchange of Hong Kong

Limited [the Stock Exchange] or on any other Stock

Exchange on which the shares of the Company may be

listed and recognized by the Securities and Futures

Commission and the Stock Exchange for this purpose,

subject to and in accordance with all applicable laws

 and the requirements of the Rules Governing the

Listing of Securities on the Stock Exchange or that

of any other stock exchange as amended from time to

time not exceeding 10% of the aggregate nominal

amount of the share capital of the Company in issue

as at the date of the passing of this resolution;

[Authority expires the earlier of the conclusion of

the next AGM or the expiration of the period within

which the next AGM is to be held by law]

PROPOSAL #5.IV: Approve that, conditional upon the            ISSUER            YES         AGAINST           AGAINST

Resolutions 5II and 5III being passed, to extend the

general mandate granted to the Directors of the

Company pursuant to Resolution 5II by the addition to

 the aggregate nominal amount of the share capital of

 the Company which may be allotted by the Directors

of the Company pursuant to such general mandate, an

amount representing the aggregate nominal amount of

the shares repurchased by the Company under the

authority granted pursuant to Resolution 5III

provided that such amount shall not exceed 10% of the

 aggregate nominal amount of the share capital of the

 Company in issue as at the date of passing of this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OLAM INTERNATIONAL LTD, SINGAPORE

  TICKER:                  N/A                 CUSIP:   Y6421B106

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Director's report        ISSUER            YES             FOR                  FOR

 and the audited accounts of the Company for the YE

30 JUN 2009 together with the Auditors' report thereon

PROPOSAL #2.: Declare a first and final dividend of          ISSUER            YES             FOR                  FOR

3.5 cents per share tax exempt [one-tier] for the YE

30 JUN 2009

PROPOSAL #3.: Re-elect Mr. Shekhar Anantharaman as a         ISSUER            YES             FOR                  FOR

Director of the Company, who retires pursuant to

Article 107 of the Articles of Association of the

Company

PROPOSAL #4.: Re-elect Mr. Sridhar Krishnan as a                ISSUER            YES             FOR                  FOR

Director of the Company, who retires pursuant to

Article 107 of the Articles of Association of the

Company

PROPOSAL #5.: Re-elect Mr. Tse Po Shing as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires pursuant to Article 107

of the Articles of Association of the Company

PROPOSAL #6.: Re-elect Mr. Mark Haynes Daniell as a          ISSUER            YES             FOR                  FOR

Director of the Company, who retires pursuant to

Article 107 of the Articles of Association of the

Company

PROPOSAL #7.: Approve the payment of the Directors'          ISSUER            YES             FOR                  FOR

fees of SGD 978,000.00 for the YE 30 JUN 2010

PROPOSAL #8.: Re-appoint Messrs Ernst & Young LLP as         ISSUER            YES             FOR                  FOR

the Auditors of the Company and authorize the

Directors of the Company to fix their remuneration

PROPOSAL #9.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 pursuant to Section 161 of the Companies Act,

Chapter 50 and Rule 806 of the Listing Manual of the

Singapore Exchange Securities Trading Limited, to

issue shares in the Company [Shares] whether by way

of rights, bonus or otherwise; and/or make or grant

offers, agreements or options [collectively

'instruments'] that might or would require Shares to

be issued including but not limited to the creation

and issue of [as well as adjustments to] options,

warrants, debentures or other instruments convertible

 into Shares], at any time and upon such terms and

conditions and for such purposes and to such persons

as the Directors may in their absolute discretion

deem fit; and [notwithstanding that the authority so

conferred by this Resolution may have ceased to be in

 force] issue Shares in pursuance of any Instrument

made or granted by the Directors while the authority

was in force, provided that: the aggregate number of

Shares to be issued pursuant to this Resolution

[including Shares to be issued in pursuance of

Instruments made or granted pursuant to this

resolution], to be issued pursuant to this resolution

 shall not exceed 50% of the total number of issued

Shares in the capital of the Company [as calculated

in accordance with this resolution below], of which

the aggregate number of shares to be issued other

than on a pro rata basis to shareholders of the

Company shall not exceed 20% of the total number of

issued Shares excluding in the capital of the Company

 [as calculated in accordance with this resolution

below]; [subject to such calculation as may be

prescribed by the Singapore Exchange Securities

Trading Limited] for the purpose of determining the

aggregate number of Shares that may be issued under

this resolution above, the total number of issued

shares shall be based on the total number of issued

shares in the capital of the Company at the time of

passing of this resolution, after adjusting for: (a)

new Shares arising from the conversion or exercise of

 any convertible securities; (b) new Shares arising

from exercising share options or vesting of share

awards which are outstanding or subsisting at the

time this Resolution, and (c) any subsequent bonus

issue, consolidation or sub-division of Shares, the

Company shall comply with the provisions of the

Listing Manual of the Singapore Exchange Securities

Trading Limited for the time being in force [unless

such compliance has been waived by the Singapore

Exchange Securities Trading Limited] and the Articles

 of Association of the Company; [Authority expires

the earlier of the conclusion of the next AGM of the

Company or the date by which the next AGM of the

Company is required by law to be held or in the case

of shares to be issued in accordance with the terms

of convertible securities issued, made or granted

pursuant to this Resolution, until the issuance of

such shares in accordance with the terms of such

PROPOSAL #10.: Authorize the Directors of the Company        ISSUER            YES         AGAINST           AGAINST

 to offer and grant options under the Olam Employee

Share Option Scheme [''the Scheme''] and to allot and

 issue shares in the capital of the Company to all

the holders of options granted by the Company under

the Scheme, whether granted during the subsistence of

 this authority or otherwise, upon the exercise of

such options and in accordance with the terms and

conditions of the Scheme, provided always that the

aggregate number of additional ordinary shares to be

allotted and issued pursuant to the Scheme shall not

exceed 15% of the issued shares in the capital of the

 Company from time to time; [Authority expires at the

 earlier of the conclusion of the Company's next AGM

or the date by which the next AGM of the Company is

required by law to be held, whichever is earlier]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OLAM INTERNATIONAL LTD, SINGAPORE

  TICKER:                  N/A                 CUSIP:   Y6421B106

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Memorandum of Association of        ISSUER            YES             FOR                  FOR

 the Company as specified

PROPOSAL #S.2: Approve and adopt the new Articles of         ISSUER            YES             FOR                  FOR

Association of the Company as specified in

substitution for, and to the exclusion of, the

existing Articles of Association of the Company

PROPOSAL #3.: Approve and adopt, subject to and                 ISSUER            YES             FOR                  FOR

contingent upon the passing of Resolution S.2 above,

the scrip dividend scheme to be known as the Olam

Scrip Dividend Scheme [Olam Scrip Dividend Scheme],

under which the Directors of the Company [the

Directors'] may, whenever the Directors, or the

Company in general meeting, have resolved that a

dividend [including an interim, final, special or

other dividend] be paid or declared on the ordinary

shares in the capital of the Company [the Shares],

resolve that Shareholders entitled to such dividend

may elect to receive part only or all of an allotment

 of shares credited as fully paid in lieu of cash in

respect of the dividend [further particulars of which

 are as specified in respect of the proposed Olam

Scrip Dividend Scheme]; and authorize the Directors

to establish and administer the Olam Scrip Dividend

Scheme, to modify and/or alter the Olam Scrip

Dividend Scheme from time to time and to do all such

acts and things and to enter into all such

transactions and arrangements as may be necessary or

expedient in order to give full effect to the Olam

Scrip Dividend Scheme, for the purposes of, in

connection with or where contemplated by the Olam

Scrip Dividend Scheme, to: allot and issue from time

to time shares [including shares issued to any party

pursuant to Other Arrangements [as specified in this

resolution Olam Scrip Dividend Scheme statement]

entered into by the Company in accordance with the

Olam Scrip Dividend Scheme]; and/or make or grant

offers, agreements or options that might or would

require shares to be issued during the continuance of

 this authority or thereafter, at any time and upon

such terms and conditions and to or with such persons

 as the Directors may, in their absolute discretion,

deem fit; and issue shares in pursuance of any offer,

 agreement or option made or granted by the Directors

 of the Company while such authority was in force

[notwithstanding that such issue of such shares

pursuant to the offer, agreement or option may occur

after the expiration of the authority contained in

this Resolution 3]; and to complete and do all acts

and things [including executing such documents as may

 be required in connection with the Olam Scrip

Dividend Scheme] as they or he may consider

desirable, necessary or expedient to give full effect

 to this Resolution 3 and the Olam Scrip Dividend

PROPOSAL #4.: Authorize the Directors, for the                   ISSUER            YES             FOR                  FOR

purposes Companies Act [Chapter 50 of Singapore] [the

 'Companies Act'], to purchase or otherwise acquire

the shares not exceeding in aggregate 10% of the

issued ordinary share capital of the Company, by way

of on-market purchases on the Singapore Exchange

Securities Trading Limited [SGX-ST] and/or off-market

 purchases effected otherwise than on the SGX-ST in

accordance with any equal access scheme(s) which

satisfies the conditions prescribed by the Act, at a

price of up to 105% of the average of the closing

market prices of a share over the last 5 market days

in the case of an off-market share purchase and a

price up to 120% of such average closing price in

case of off-market purchase [share purchase mandate];

 and authorize the Directors of the Company and/or

any of them to complete and do all such acts and

things deemed necessary, expedient, incidental or in

the interests of the Company to give effect to the

transactions contemplated and/or authorized by this

resolution; [Authority expires the earlier of the

date of the next AGM of the Company or the date when

the purchase of shares is carried out to the full

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OLAM INTERNATIONAL LTD, SINGAPORE

  TICKER:                  N/A                 CUSIP:   Y6421B106

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors or any of them         ISSUER            YES             FOR                  FOR

to place, through the Joint Lead Managers, the

Optional Bonds to Breedens Investments Pte. Ltd.,

pursuant to Rule 812(2) of the Listing Manual;  issue

 the Optional Bonds and the Conversion Shares arising

 from the conversion of the Optional Bonds, pursuant

to, including without limitation, Rule 805(1) of the

Listing Manual and Section 161 of the Companies Act;

and permit the possible transfer of a controlling

interest to Temasek Holdings [Private] Limited,

Temasek Capital [Private] Limited and/or Seletar

Investments Pte Ltd under the circumstances described

 in the Shareholder Circular as a result of the

placement of the Optional Bonds to Breedens

Investments Pte. Ltd., pursuant to Rule 803 of the

Listing Manual

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ONESTEEL LTD

  TICKER:                  N/A                 CUSIP:   Q7134W113

  MEETING DATE:      11/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the remuneration                ISSUER            YES             FOR                  FOR

report for the YE 30 JUN 2009

PROPOSAL #2.: Re-elect Mr. R.B. Davis as a Director,         ISSUER            YES             FOR                  FOR

in accordance with Article 9 of the Company's

Constitution, who retires by rotation

PROPOSAL #3.: Re-elect Mr. G.J. Smorgon as a                       ISSUER            YES             FOR                  FOR

Director, in accordance with Article 9 of the

Company's Constitution, who retires by rotation

PROPOSAL #4.: Approve, for the purpose of ASX Listing        ISSUER            YES             FOR                  FOR

 Rule 7.4 and for all other purposes, the issue of

133,333,333 fully paid ordinary shares on 30 APR 2009

 to Institutional Investors who participated in the

Institutional Placement, at an issue price of AUD

1.80 per fully paid ordinary share

PROPOSAL #S.5: Amend the Company's Constitution as            ISSUER            YES             FOR                  FOR

specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORICA LTD

  TICKER:                  N/A                 CUSIP:   Q7160T109

  MEETING DATE:      12/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                 ISSUER             NO              N/A                  N/A

Directors' report and the Auditor's report for the YE

 30 SEP 2009

PROPOSAL #2.1: Re-elect Michael Tilley as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation in accordance with Rule 58.1

 of the Company's Constitution

PROPOSAL #2.2: Re-elect Nora Scheinkestel as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

Rule 58.1 of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 SEP 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORIGIN ENERGY LTD

  TICKER:                  N/A                 CUSIP:   Q71610101

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements of the        ISSUER             NO              N/A                  N/A

 Company and the entities it controlled during the

year for the YE 30 JUN 2009 and the reports of the

Directors and the Auditors thereon

PROPOSAL #2.: Adopt the remuneration report of the            ISSUER            YES             FOR                  FOR

Company and the entities it controlled during the

year for the YE 30 JUN 2009

PROPOSAL #3.1: Re-elect Trevor Bourne as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation

PROPOSAL #3.2: Re-elect Helen M. Nugent as a                       ISSUER            YES             FOR                  FOR

Director, who retire by rotation

PROPOSAL #3.3: Elect John H. Akehurst as a Director,         ISSUER            YES             FOR                  FOR

in accordance with the Company's Constitution

PROPOSAL #3.4: Elect Karen A. Moses as a Director, in        ISSUER            YES             FOR                  FOR

 accordance with the Company's Constitution

PROPOSAL #4.: Approve that to satisfy the Company's          ISSUER            YES             FOR                  FOR

decision to deliver Managing Director Mr. Grant King

with a long term incentive for the YE 30 JUN 2009 and

 2010 the grant to Mr. Grant King, of: options to

subscribe for fully paid ordinary shares in the

Company, at an exercise price equal to the origin

energy market price and performance shares rights to

subscribe for fully paid ordinary shares in the

Company [in equal proportions by value as determined

on 02 NOV 2009 and to a total value equal to Mr.

King's long term incentive entitlement for the 2008-

09 FY] and the allotment to Mr. Grant King of fully

paid ordinary shares in the Company pursuant to the

valid exercise of those options and performance share

 rights; and a) options to subscribe for fully paid

ordinary shares in the Company, at an exercise price

equal to the origin energy market price and

performance shares rights to subscribe for fully paid

 ordinary shares in the Company [in equal proportions

 by value as determined on 01 SEP 2010 and to the

total value of Mr. King's long term incentive

entitlement for the 2009-10 FY] and the allotment to

Mr. Grant King of fully paid ordinary shares in the

Company pursuant to the valid exercise of those

options and performance share rights; or b)

performance share rights to subscribe for fully paid

ordinary shares in the Company [to a total value, as

determined on 01 SEP 2010, equal to Mr. King's long

term incentive entitlement for the 2009-10 FY] and

the allotment to Mr. Grant King of fully paid

ordinary shares in the Company pursuant to the valid

exercise of those performance share rights; in each

case on the terms as specified

PROPOSAL #5.: Approve that to satisfy the Company's          ISSUER            YES             FOR                  FOR

decision to deliver Executive Director Ms. Karen

Moses with a long term incentive for the YE 30 JUN

2009 and 2010, the grant to Ms. Moses, of: options to

 subscribe for fully paid ordinary shares in the

Company, at an exercise price equal to the origin

energy market price and performance shares rights to

subscribe for fully paid ordinary shares in the

Company [in equal proportions by value as determined

on 02 NOV 2009 and to a total value equal to Ms.

Karen Moses' long term incentive entitlement for the

2008-09 FY] and the allotment to Ms. Karen Moses of

fully paid ordinary shares in the Company pursuant to

 the valid exercise of those Options and Performance

Share Rights; and a) options to subscribe for fully

paid ordinary shares in the Company, at an exercise

price equal to the origin energy market price and

performance shares rights to subscribe for fully paid

 ordinary shares in the Company [in equal proportions

 by value as determined on 01 SEP 2010 and to a total

 value equal to Ms. Karen Moses' long term incentive

entitlement for the 2009-10 FY] and the allotment to

Ms. Karen Moses of fully paid ordinary shares in the

Company pursuant to the valid exercise of those

options and performance share rights; or b)

performance share rights to subscribe for fully paid

ordinary shares in the Company [to a total value

equal, as determined on 01 SEP 2010, to Ms. Karen

Moses' long term incentive entitlement for the 2009-

10 FY] and the allotment to Ms. Karen Moses of fully

paid ordinary shares in the Company pursuant to the

valid exercise of those performance share rights in

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORKLA ASA, OSLO

  TICKER:                  N/A                 CUSIP:   R67787102

  MEETING DATE:      12/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend Article 16, second paragraph, and        ISSUER            YES             FOR                  FOR

 Article 15, first paragraph, first sentence of the

Articles of Association as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OTSUKA CORPORATION

  TICKER:                  N/A                 CUSIP:   J6243L107

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Appoint a Director                                            ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PALADIN ENERGY LTD, SUBIACO WA

  TICKER:                  N/A                 CUSIP:   Q7264T104

  MEETING DATE:      11/25/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #2.: Re-elect Mr. Donald Myron Shumka as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.: Approve, for the purposes of Listing            ISSUER            YES             FOR                  FOR

Rule 7.2, Exception 9, as an exception to Listing

Rule 7.1, and for the purposes of Section 613 of the

TSX Company Manual, and for all other purposes, the

Performance Share Rights Plan for employees

[including Directors] of the Company known as the

Paladin Energy Ltd Employee Performance Share Rights

Plan and the grant of Performance Rights and the

issue of Ordinary Shares under such Plan, as specified

PROPOSAL #4.: Approve, for the purposes of Section            ISSUER            YES             FOR                  FOR

613 of the TSX Company Manual, and for all other

purposes, the Performance Share Rights Plan for

contractors of the Company known as the Paladin

Energy Ltd Contractor Performance Share Rights Plan

and the grant of Performance Rights and the issue of

Ordinary Shares under such Plan, as specified

PROPOSAL #5.: Approve, under and for the purposes of         ISSUER            YES             FOR                  FOR

ASX Listing Rule 10.14 and for all other purposes,

the grant of up to 1,000,000 Performance Rights under

 the Paladin Energy Ltd Employee Performance Share

Rights Plan over the next 3 years to John Borshoff;

the terms of grant of the Performance Rights are as

specified and the number of Performance Rights to be

granted will be 300,000 in 2009 and the maximum

number to be granted in subsequent years is to be

calculated in accordance with the specified formula,

the actual number to be issued being determined at

the discretion of the Board

PROPOSAL #6.: Ratify, for the purposes of Listing              ISSUER            YES             FOR                  FOR

Rule 7.4 of the Listing Rules of the ASX and for all

other purposes, the allotment and issue of 93,450,000

 Ordinary Shares

PROPOSAL #S.7: Approve, for the purposes of Section          ISSUER            YES             FOR                  FOR

648G of the Corporations Act and all other purposes,

to renew the Company's proportional takeover approval

 provisions as set out in Clause 32 of the of the

Constitution of the Company, for a period of 3 years

commencing on the day this resolution is passed

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PERNOD-RICARD, PARIS

  TICKER:                  N/A                 CUSIP:   F72027109

  MEETING DATE:      11/2/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts            ISSUER            YES             FOR                  FOR

for the FYE on 30 JUN 2009

PROPOSAL #O.2: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

the FYE on 30 JUN 2009

PROPOSAL #O.3: Approve the distribution of profits            ISSUER            YES             FOR                  FOR

for the FYE on 30 JUN 2009 and distribution of

PROPOSAL #O.4: Approve the regulated agreements                 ISSUER            YES             FOR                  FOR

referred to in Articles L.225-38 and sequence of the

Commercial Code

PROPOSAL #O.5: Approve the agreements referred to in         ISSUER            YES             FOR                  FOR

Articles L.255-38 and L.225-42-1 of the Commercial

Code and the special report of the Statutory Auditors

 in relation to Mr. Pierre Pringuet

PROPOSAL #O.6: Approve to renew Mme. Daniele Ricard's        ISSUER            YES         AGAINST           AGAINST

 as Board Member

PROPOSAL #O.7: Approve to renew Paul Ricard Company's        ISSUER            YES         AGAINST           AGAINST

 mandate as Board Member

PROPOSAL #O.8: Approve to renew Mr. Jean-Dominique            ISSUER            YES         AGAINST           AGAINST

Comolli's mandate as Board Member

PROPOSAL #O.9: Approve to renew Lord Douro's mandate         ISSUER            YES             FOR                  FOR

as Board Member

PROPOSAL #O.10: Appoint Mr. Gerald Frere as a Board          ISSUER            YES             FOR                  FOR

Member

PROPOSAL #O.11: Appoint Mr. Michel Chambaud as a                ISSUER            YES             FOR                  FOR

Board Member

PROPOSAL #O.12: Appoint Mr. Anders Narvinger as a              ISSUER            YES             FOR                  FOR

Board Member

PROPOSAL #O.13: Approve the attendance allowances              ISSUER            YES             FOR                  FOR

read aloud to the Board Members

PROPOSAL #O.14: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

operate on the Company's shares

PROPOSAL #E.15: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce the share capital by cancelation of treasury

shares

PROPOSAL #E.16: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the share capital, by issuing common shares

and/or warrants giving access to the Company's

capital, with maintenance of preferential

subscription rights

PROPOSAL #E.17: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the share capital, by issuing common shares

and/or warrants giving access to the Company's

capital, with cancelation of preferential

subscription rights, through a public offer

PROPOSAL #E.18: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the number of securities to be issued in

case of capital increase with or without cancelation

of preferential subscription rights under the

Resolutions 16 and 17

PROPOSAL #E.19: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

proceed with the issue of common shares and/or

warrants providing access to the Company's capital in

 order to remunerate contributions in kind to the

Company within the limit of 10% of the share capital

PROPOSAL #E.20: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

proceed with the issue of common shares and/or

warrants giving access to the Company's capital in

the event of a public offer initiated by the Company

PROPOSAL #E.21: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue warrants representing debts giving right to the

 allocation of debt securities

PROPOSAL #E.22: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the share capital increase by incorporation

of premiums, reserves, profits or others

PROPOSAL #E.23: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

consent options to Employees and Managers of the

Company giving right to the subscription of Company

shares to issue or purchase existing Company's shares

PROPOSAL #E.24: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

issue shares subscription warrants in case of public

offer bearing on the Company securities

PROPOSAL #E.25: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital by issuing shares or warrants

giving access to capital, reserved for Members of a

Company Savings Plan with cancellation of

preferential subscription rights for the benefit of

PROPOSAL #E.26: Amend the Articles 20 and 24 of                 ISSUER            YES         AGAINST           AGAINST

Bylaws regarding Age limit for Chairman of the Board

and for Chief Executive Officer

PROPOSAL #E.27: Grant powers for the accomplishment          ISSUER            YES             FOR                  FOR

of legal formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PERPETUAL LTD, SYDNEY NSW

  TICKER:                  N/A                 CUSIP:   Q9239H108

  MEETING DATE:      10/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-appoint Ms. Elizabeth Proust as a            ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with Clause 20.9.1 of the Company's Constitution

PROPOSAL #2.: Adopt the remuneration report of the            ISSUER            YES             FOR                  FOR

Company for the FYE 30 JUN 2009

PROPOSAL #3.: Approve, for the purposes of Australian        ISSUER            YES             FOR                  FOR

 Securities Exchange [ASX] Listing Rule 10.14, the

issue of ordinary shares and grant of options to

acquire ordinary shares in the Company to Mr. David

Deverall, the Company's Chief Executive Officer and

Managing Director, under the Company's Executive

Share Plan and Executive Option Plan, up to 3 years

after the date of this meeting, in accordance with

the Company's Executive Service Agreement with Mr.

Deverall and on the specified terms

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PORSCHE AUTOMOBIL HLDG SE

  TICKER:                  N/A                 CUSIP:   D6240C122

  MEETING DATE:      1/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2008/2009 FY

with the report of the Supervisory Board, the group

financial statements and group annual report, and the

 proposal of the Board of Managing Directors on the

appropriation of the distribution profit

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER             NO              N/A                  N/A

distribution profit of EUR 8,22 5,000 as follows:

payment of a dividend of EUR 0.044 per ordinary share

 and of EUR 0.05 per preferred share ex-dividend and

payable date: 01 FEB 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER             NO              N/A                  N/A

of Managing Directors the ratification of the acts of

 Dr. Wendelin Wiedeking and Holger P. Haerter shall

be postponed the acts of the Michael Macht and Thomas

 Edig shall be ratified

PROPOSAL #4.: Ratification of the acts of the                     ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #5.: Election Sheikh Jassim Bin Abdulaziz            ISSUER             NO              N/A                  N/A

Bin Jas-Sim Al-Thani to the Supervisory Board

PROPOSAL #6.: Appointment of the Auditors for the              ISSUER             NO              N/A                  N/A

2009/2010 FY: Ernst + Young G MBH, Stuttgart

PROPOSAL #7.: Resolution on the revocation of the              ISSUER             NO              N/A                  N/A

existing authorized capital, the creation of new

authorized capital, and the correspondent amendment

to the Articles of Association the existing

authorized capital of up to EUR 22,750,000 shall be

revoked the Board of Managing Directors shall be

authorized, with the consent of the Supervisory

Board, to increase the share capital by up to EUR

87,500,000 through t he issue new ordinary shares or

non-voting preferred shares against contributions in

cash and/or kind, on or before 28 JAN 2015,

shareholders shall be granted subscription rights,

however, holders of one class of shares may not

subscribe to the other class of shares, shareholders

subscription rights may also be excluded for the

issue of ordinary shares against contributions in

PROPOSAL #8.: Approval of the control and profit                ISSUER             NO              N/A                  N/A

transfer agreement with the Company's wholly-owned

subsidiary, Porsche Zweite Vermoegensverwaltung GM

BH, effective for a period of at least 5 years

PROPOSAL #9.: Amendment to Section 2(1) of the                   ISSUER             NO              N/A                  N/A

Articles of Association in respect of the object of

the Company being adjusted to allow the Company to

act solely as a holding Company

PROPOSAL #10.: Amendment to Section 22 of the                     ISSUER             NO              N/A                  N/A

Articles of Association in respect Company's FY being

 adjusted to correspond to the calendar year as of 01

 JAN 2011, and the period from 01 AUG 2010 to 31 DEC

2010 being an abbreviated FY

PROPOSAL #11.: Amendments to the Articles of                       ISSUER             NO              N/A                  N/A

Association in accordance with the law on the

implementation of the shareholder rights directive

[ARUG]: a) Section 17(4), in respect of the notice of

 shareholders' meeting being published in the

electronic federal gazette at least 36 days prior to

the date of the shareholders' meeting, the publishing

 date of the notice of shareholders' meeting and the

date of the shareholders' meeting not being included

in the calculation of the period b) Section 18, in

respect of shareholders being entitled to participate

 and vote at the share-holders' meeting if they

register with the Company by the sixth day prior to

the meeting and provide evidence of their

shareholding as per the statutory record date, and

the Board of Managing Directors being authorized to

permit the audiovisual transmission of the

PROPOSAL #12.: Revocation of the resolution on the            ISSUER             NO              N/A                  N/A

non-disclosure of the individual remuneration for the

 members of the Board of Managing Directors the

resolution adopted by the shareholders' meeting of 26

 JUN 2007, on the non-disclosure of the individual

remuneration for the members o f the Board of

Managing Directors shall be revoked, beginning with

the 2009/2010 FY, the Company shall be authorize d to

 disclose the individual remuneration for the members

 of the Supervisory

PROPOSAL #13.: Amendment to Section 14 of the                     ISSUER             NO              N/A                  N/A

Articles of Association in respect of the

remuneration for the Chairman of the Audit Committee

being twice and that of every other Committee member

being one and a half times the amount of the fixed

and variable remuneration for a member of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PUBLIC POWER CORP OF GREECE

  TICKER:                  N/A                 CUSIP:   X7023M103

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect 2 new Members; representative of         ISSUER             NO              N/A                  N/A

minority shareholders at the Board of Directors of

PPC S.A., in accordance with the Article 10,

paragraph 2C of the Company's Articles of

Incorporation, due to the expiry of the term of the

minority shareholders' representatives in the current

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  QANTAS AIRWAYS LTD

  TICKER:                  N/A                 CUSIP:   Q77974105

  MEETING DATE:      10/21/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                 ISSUER             NO              N/A                  N/A

Directors' report and the Independent Audit report of

 Qantas Airways Limited for the FYE 30 JUN 2009

PROPOSAL #2.a: Re-elect General Peter Cosgrove as an         ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of Qantas Airways

Limited, who retires in accordance with the

Constitution

PROPOSAL #2.b: Re-elect Garry Hounsell as an                       ISSUER            YES             FOR                  FOR

Independent Non-executive Director of Qantas Airways

Limited, who retires in accordance with the

Constitution

PROPOSAL #2.c: Re-elect James Strong, AO as an                   ISSUER            YES             FOR                  FOR

Independent Non-executive Director of Qantas Airways

Limited, who retires in accordance with the

Constitution

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES         AGAINST           AGAINST

YE 30 JUN 2009 [as specified]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RAKUTEN,INC.

  TICKER:                  N/A                 CUSIP:   J64264104

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Expand Business                 ISSUER            YES             FOR                  FOR

Lines, Increase Board Size to 16

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Directors

PROPOSAL #4: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Option Plan, Authorize Use of Stock Options, and

Authorize Use of Compensation-based Stock Option Plan

 for Directors and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RANDGOLD RESOURCES LTD, ST HELIER

  TICKER:                  N/A                 CUSIP:   G73740113

  MEETING DATE:      12/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the acquisition by Kibali                 ISSUER            YES             FOR                  FOR

[Jersey] Limited of shares in Kibali Goldmines

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REED ELSEVIER N V

  TICKER:                  N/A                 CUSIP:   N73430113

  MEETING DATE:      1/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #2: Appoint Ms. Marike van Lier Lels as a            ISSUER            YES             FOR                  FOR

Member of the Supervisory Board where all details as

laid down in Article 2:158 Paragraph 5, Section 2:

142 paragraph 3 of the Dutch Civil Code are available

 for the general meeting of shareholders

PROPOSAL #3: Approve to partially amend the Articles         ISSUER            YES             FOR                  FOR

of Association of the Company

PROPOSAL #4: Closing                                                                 ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REED ELSEVIER NV

  TICKER:                  N/A                 CUSIP:   N73430113

  MEETING DATE:      9/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Appoint Mr. Ben Van Der Veer as a                 ISSUER            YES             FOR                  FOR

Member of the Supervisory Board

PROPOSAL #3.: Approve to partially amend the Articles        ISSUER            YES             FOR                  FOR

 of Association of the Company

PROPOSAL #4.: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROYAL BANK OF SCOTLAND GROUP PLC, EDINBURGH

  TICKER:                  N/A                 CUSIP:   G76891111

  MEETING DATE:      12/15/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the accession to the Asset                ISSUER            YES             FOR                  FOR

Protection Scheme and the issue of B Shares and a

Dividend Access Share

PROPOSAL #2.: Authorize the allotment of the B                   ISSUER            YES             FOR                  FOR

Shares, Dividend Access Share and Ordinary Shares

PROPOSAL #3.: Grant authority for the capitalization         ISSUER            YES             FOR                  FOR

of reserves and the consolidation and division of

share capital and/or sub-division of shares

PROPOSAL #4.: Approve and adopt the rules of the RBS         ISSUER            YES             FOR                  FOR

2010 Deferral Plan

PROPOSAL #5.: Approve the removal of the authorized          ISSUER            YES             FOR                  FOR

share capital and other amendments to the Articles of

 Association

PROPOSAL #6.: Approve to disapply pre-emption rights         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RYANAIR HOLDINGS PLC

  TICKER:                  N/A                 CUSIP:   G7727C145

  MEETING DATE:      9/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the reports and accounts                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.A: Re-elect Michael Horgan as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.B: Re-elect Kyran Mclaughlin as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.C: Re-elect Paolo Pietrogrande as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.: Grant authority to fix the Auditor's            ISSUER            YES             FOR                  FOR

remuneration

PROPOSAL #4.: Authorize the Directors to allot                   ISSUER            YES             FOR                  FOR

ordinary shares

PROPOSAL #S.5: Approve the dis-application of                     ISSUER            YES             FOR                  FOR

statutory pre-emption rights

PROPOSAL #S.6: Grant authority to repurchase ordinary        ISSUER            YES             FOR                  FOR

 shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SABMILLER PLC

  TICKER:                  N/A                 CUSIP:   G77395104

  MEETING DATE:      7/31/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the financial                     ISSUER            YES         AGAINST           AGAINST

statements for the YE 31 MAR 2009, together with the

reports of the Directors and the Auditors therein

PROPOSAL #2.: Receive and approve the Directors'                ISSUER            YES             FOR                  FOR

Remuneration Report 2009 contained in the Annual

Report for the YE 31 MAR 2009

PROPOSAL #3.: Elect Dr. D. F. Moyo as a Director of          ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #4.: Re-elect Mr. J. M. Kahn as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #5.: Re-elect Lord Fellowes as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #6.: Re-elect Mr. G.C. Bible as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #7.: Re-elect Ms. M. E. Doherty as a                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #8.: Re-elect Mr. M. Q. Morland as a                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #9.: Re-elect Mr. C. A. Perez Davila as a            ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #10.: Re-elect Mr. M. C. Ramaphosa as a                ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #11.: Re-elect Mr. A. Santo Domingo Davila          ISSUER            YES             FOR                  FOR

as a Director of the Company

PROPOSAL #12.: Declare a final dividend of 42 US                ISSUER            YES             FOR                  FOR

cents per share in respect of the year ended 31 MAR

2009 payable on 28 AUG 2009 to shareholders on the

register of members at the close of business on 21

AUG 2009 in South Africa and the United Kingdom

PROPOSAL #13.: Re-appoint PricewaterhouseCoopers LLP         ISSUER            YES         AGAINST           AGAINST

as Auditors to hold office until the conclusion of

the next general meeting at which accounts are laid

before the Company

PROPOSAL #14.: Authorize the Directors to determine          ISSUER            YES         AGAINST           AGAINST

the remuneration of the Auditors

PROPOSAL #15.: Authorize the Directors under section         ISSUER            YES             FOR                  FOR

80 of the Companies Act 1985 to allot relevant

securities

PROPOSAL #S.16: Authorize the Directors under section        ISSUER            YES             FOR                  FOR

 89 of the Companies Act 1985 to allot ordinary

shares for the cash otherwise than pro rate to all

shareholders

PROPOSAL #S.17: Authorize the Directors to make                 ISSUER            YES             FOR                  FOR

market purchases of ordinary shares USD 0.10 each in

the capital of the Company

PROPOSAL #S.18: Approve the calling of GM, other than        ISSUER            YES             FOR                  FOR

 an AGM on not less than 14 clear days notice

PROPOSAL #S.19: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

 of the Company with effect from 1 OCT 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SABMILLER PLC

  TICKER:                  N/A                 CUSIP:   G77395104

  MEETING DATE:      1/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, subject to and conditional              ISSUER            YES             FOR                  FOR

upon the approval of Resolution 2 set out below:

(a)the transaction [as defined and described in the

Circular dated 09 DEC 2009 form the Company to its

shareholders [the Circular]]; (b) to authorize the

Directors, if they shall see fit to do so, to

implement; the arrangement set out in the Exchange

Agreement and the implementation Agreement [each as

defined in the Circular] and the deeds and

instruments ancillary thereto; and the additional

arrangements contemplated in the circular so that the

 transaction [as outlined in the Circular] can be

carried into effect in accordance with the

arrangements described in the Circular, with such

non-material modifications as the Directors may think

 fit; and (c) to authorize the Directors, pursuant to

 Section 551 of the Companies Act 2006 and in

addition to any previously existing authority

conferred upon the Directors of the Company under

that Section [or under Section 80 of the Companies

Act 1985], to allot ordinary shares for the purposes

of the transaction as described in the Circular, up

to an aggregate nominal amount of USD 16,519,600.20;

[Authority expiries at the end of 13 JAN 2015]; save

that the Company may allot ordinary shares for these

purposes pursuant to the Exchange Agreement [as

defined in the Circular] after that date as if the

PROPOSAL #2.: Authorize the Directors of the South            ISSUER            YES             FOR                  FOR

African Breweries Limited, subject to and conditional

 upon the approval of Resolution 1 as set above, to

adopt The SAB Zenzele Employee Trust, the principal

features of which are described in Part 2 of the

Circular dated 09 DEC 2009 from the Company to its

shareholders, and do all acts and things necessary to

 implement The SAB Zenzele Employee Trust, including

the making of any changes to the Trust Deed as may be

 necessary to obtain any approvals the Directors of

the South African Breweries Limited or of the Company

 may consider necessary or desirable and/or to take

account of the requirements of the London Stock

Exchange plc and/or the requirements of any other

stock exchange on which any shares or depository

receipts of SAB Miller plc from time to time be listed

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SABMILLER PLC

  TICKER:                  N/A                 CUSIP:   G77395104

  MEETING DATE:      1/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve a Scheme of Arrangement,                   ISSUER            YES             FOR                  FOR

pursuant to Part 26 of the Companies Act 2006, to be

made between the Company and the holders of its

ordinary shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAPPORO HOLDINGS LIMITED

  TICKER:                  N/A                 CUSIP:   J69413128

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Policy regarding Large-scale            ISSUER            YES         AGAINST           AGAINST

Purchases of Company Shares

PROPOSAL #5.1: Shareholders' Proposals : Appoint a            ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #5.2: Shareholders' Proposals : Appoint a            ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #5.3: Shareholders' Proposals : Appoint a            ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #5.4: Shareholders' Proposals : Appoint a            ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #5.5: Shareholders' Proposals : Appoint a            ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #5.6: Shareholders' Proposals : Appoint a            ISSUER            YES         AGAINST               FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SCOTTISH AND SOUTHERN ENERGY PLC

  TICKER:                  N/A                 CUSIP:   G7885V109

  MEETING DATE:      7/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report and accounts                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the remuneration report                      ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-appoint Mr. Thomas Andersen                       ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-appoint Mr. Susan Rice                                ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-appoint Mr. Gregor Alexander                      ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-appoint KPMG Audit Plc as the Auditor      ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the Auditor's remuneration

PROPOSAL #9.: Grant authority for the allotment of            ISSUER            YES             FOR                  FOR

shares

PROPOSAL #S.10: Approve to dissaply pre-emption rights      ISSUER            YES             FOR                  FOR

PROPOSAL #S.11: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own ordinary shares

PROPOSAL #S.12: Approve, 14 days' notice of general          ISSUER            YES             FOR                  FOR

meetings

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEADRILL LIMITED

  TICKER:                  N/A                 CUSIP:   G7945E105

  MEETING DATE:      9/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to accept the financial                     ISSUER            YES             FOR                  FOR

statements and the statutory reports

PROPOSAL #2.: Approve to set the maximum number of            ISSUER            YES             FOR                  FOR

Directors to be not more than 8

PROPOSAL #3.: Approve that the vacancies in the                 ISSUER            YES             FOR                  FOR

number of Directors be designated casual vacancies

and authorize the Board of Directors to fill such

casual vacancies as and when it deems fit

PROPOSAL #4.: Re-elect John Fredriksen as a Director         ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #5.: Re-elect Tor Olav Troim as a Director          ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #6.: Re-elect Kate Blankenship as a Director        ISSUER            YES         AGAINST           AGAINST

 of the Company

PROPOSAL #7.: Re-elect Kjell E. Jacobsen as a                     ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #8.: Re-elect Kathrine Fredriksen as a                 ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #9.: Re-appoint PricewaterhouseCoopers A.S.         ISSUER            YES             FOR                  FOR

as the Auditors and authorize the Directors to

determine their remuneration

PROPOSAL #10.: Approve the remuneration of the                   ISSUER            YES             FOR                  FOR

Company's Board of Directors of a total amount of

fees not to exceed USD 650.000 for the YE 31 DEC 2009

PROPOSAL #11.: Transact any other business                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEGRO PLC (REIT), SLOUGH

  TICKER:                  N/A                 CUSIP:   G80277117

  MEETING DATE:      7/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the consolidate the issued and         ISSUER            YES             FOR                  FOR

unissued shares of the Company

PROPOSAL #S.2: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

ordinary shares in the capital of the Company and to

disapply pre-emption rights in connection with the

Placing and Open Offer

PROPOSAL #3.: Approve the acquisition of the entire          ISSUER            YES             FOR                  FOR

issued and to be issued share capital of Brixton plc

PROPOSAL #4.: Authorize the Directors to allot                   ISSUER            YES             FOR                  FOR

ordinary shares up to one third of the Company's

enlarged share capital

PROPOSAL #S.5: Authorize the Directors to allot share        ISSUER            YES             FOR                  FOR

 capital in the Company referred to in Resolution 4

above for cash on a non pre-emptive basis

PROPOSAL #S.6: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

additional share capital in the Company in connection

 with a rights issue in accordance with revised ABI

guidance

PROPOSAL #S.7: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

additional share capital in the Company referred to

in Resolution 6 above for cash on a non pre-emptive

PROPOSAL #S.8: Authorize the Company to make market          ISSUER            YES             FOR                  FOR

purchases of its own ordinary shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEGRO PLC (REIT), SLOUGH

  TICKER:                  N/A                 CUSIP:   G80277158

  MEETING DATE:      7/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the consolidate the issued and         ISSUER            YES             FOR                  FOR

unissued shares of the Company

PROPOSAL #S.2: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

ordinary shares in the capital of the Company and to

disapply pre-emption rights in connection with the

Placing and Open Offer

PROPOSAL #3.: Approve the acquisition of the entire          ISSUER            YES             FOR                  FOR

issued and to be issued share capital of Brixton plc

PROPOSAL #4.: Authorize the Directors to allot                   ISSUER            YES             FOR                  FOR

ordinary shares up to one third of the Company's

enlarged share capital

PROPOSAL #S.5: Authorize the Directors to allot share        ISSUER            YES             FOR                  FOR

 capital in the Company referred to in Resolution 4

above for cash on a non pre-emptive basis

PROPOSAL #S.6: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

additional share capital in the Company in connection

 with a rights issue in accordance with revised ABI

guidance

PROPOSAL #S.7: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

additional share capital in the Company referred to

in Resolution 6 above for cash on a non pre-emptive

PROPOSAL #S.8: Authorize the Company to make market          ISSUER            YES             FOR                  FOR

purchases of its own ordinary shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEVERN TRENT PLC, BIRMIMGHAM

  TICKER:                  N/A                 CUSIP:   G8056D159

  MEETING DATE:      7/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report and accounts                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the Directors remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 MAR 2009

PROPOSAL #4.: Re-appoint Mr. Tony Ballance                           ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-appoint Sir John Egan                                  ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-appoint Mr. Gordon Fryett                           ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-appoint Mr. Tony Wray                                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #8.: Re-appoint the Auditors                                    ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Grant authority for political donations        ISSUER            YES             FOR                  FOR

PROPOSAL #10.: Approve to increase the authorized              ISSUER            YES             FOR                  FOR

share capital

PROPOSAL #11.: Grant authority to allot the shares             ISSUER            YES             FOR                  FOR

PROPOSAL #S.12: Approve to disapply pre-emption rights      ISSUER            YES             FOR                  FOR

PROPOSAL #S.13: Grant authority to purchase of own            ISSUER            YES             FOR                  FOR

shares

PROPOSAL #S.14: Approve to reduce notice period for          ISSUER            YES             FOR                  FOR

general meetings

PROPOSAL #15.: Approve to renew the Severn Trent                ISSUER            YES             FOR                  FOR

Sharesave Scheme

PROPOSAL #16.: Approve the Severn Trent share                     ISSUER            YES             FOR                  FOR

Matching Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHIMANO INC.

  TICKER:                  N/A                 CUSIP:   J72262108

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

PROPOSAL #5: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHOWA DENKO K.K.

  TICKER:                  N/A                 CUSIP:   J75046136

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Reduction in Amount of Capital Reserve         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Corporate Auditor                             ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHOWA SHELL SEKIYU K.K.

  TICKER:                  N/A                 CUSIP:   J75390104

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIEMENS A G

  TICKER:                  N/A                 CUSIP:   D69671218

  MEETING DATE:      1/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the report of the                 ISSUER             NO              N/A                  N/A

Supervisory Board, the Corporate Governance report,

the compensation report as well as the compliance

report for the 2008/2009 FY

PROPOSAL #2.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2008/2009 FY

with the Group financial statements, the Group annual

 report, and the reports pursuant to Sections 289[4]

and 315[4] of the German Commercial Code

PROPOSAL #3.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distribution profit of EUR 1,462,725,473.60 as

follows: payment of a dividend of EUR 1.60 per no-par

 share; EUR 75,124,747.20 shall be carried forward;

ex-dividend and payable date: 27 JAN 2010

PROPOSAL #4.A: Ratification of the acts of the Board         ISSUER            YES             FOR                  FOR

of Managing Directors: Peter Loescher

PROPOSAL #4.B: Ratification of the acts of the Board         ISSUER            YES             FOR                  FOR

of Managing Directors: Wolfgang Dehen

PROPOSAL #4.C: Ratification of the acts of the Board         ISSUER            YES             FOR                  FOR

of Managing Directors: Heinrich Hiesinger

PROPOSAL #4.D: Ratification of the acts of the Board         ISSUER            YES             FOR                  FOR

of Managing Directors: Joe Kaeser

PROPOSAL #4.E: Ratification of the acts of the Board         ISSUER            YES             FOR                  FOR

of Managing Directors: Barbara Kux [seit 17.11.2008]

PROPOSAL #4.F: Ratification of the acts of the Board         ISSUER            YES             FOR                  FOR

of Managing Directors: Jim Reid-Anderson [bis

30.11.2008]

PROPOSAL #4.G: Ratification of the acts of the Board         ISSUER            YES             FOR                  FOR

of Managing Directors: Hermann Requardt

PROPOSAL #4.H: Ratification of the acts of the Board         ISSUER            YES             FOR                  FOR

of Managing Directors: Siegfried Russwurm

PROPOSAL #4.I: Ratification of the acts of the Board         ISSUER            YES             FOR                  FOR

of Managing Directors: Peter Y. Solmssen

PROPOSAL #5.A: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Gerhard Cromme

PROPOSAL #5.B: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Berthold Huber

PROPOSAL #5.C: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Ralf Heckmann [bis 27.1.2009]

PROPOSAL #5.D: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Josef Ackermann

PROPOSAL #5.E: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Lothar Adler

PROPOSAL #5.F: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Jean-Louis Beffa

PROPOSAL #5.G: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Gerd von Brandenstein

PROPOSAL #5.H: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Michael Diekmann

PROPOSAL #5.I: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Hans Michael Gaul

PROPOSAL #5.J: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Peter Gruss

PROPOSAL #5.K: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Bettina Haller

PROPOSAL #5.L: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Hans-Juergen Hartung [seit

27.1.2009]

PROPOSAL #5.M: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Heinz Hawreliuk [bis 31.3.2009]

PROPOSAL #5.N: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Harald Kern

PROPOSAL #5.O: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Nicola Leibinger-Kammueller

PROPOSAL #5.P: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Werner Moenius

PROPOSAL #5.R: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Hakan Samuelsson

PROPOSAL #5.S: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Dieter Scheitor

PROPOSAL #5.T: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Rainer Sieg

PROPOSAL #5.U: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Birgit Steinborn

PROPOSAL #5.V: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Lord Iain Vallance of Tummel

PROPOSAL #5.W: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Sibylle Wankel [seit 1. 4. 2009]

PROPOSAL #6.: Approval of the remuneration system for        ISSUER            YES             FOR                  FOR

 the Members of the Board of Managing Directors

PROPOSAL #7.: Appointment of Auditors for the                     ISSUER            YES             FOR                  FOR

2009/2010 FY: Ernst & Young A G, Stuttgart

PROPOSAL #8.: Authorization to acquire own shares:            ISSUER            YES             FOR                  FOR

the Company shall be authorized to acquire own shares

 of up to 10% of its share capital, at prices neither

 more than 10% above, nor more than 20% below, the

market price of the shares, from 01 MAR 2010 to 25

JUL 2011, the Board of Managing Directors shall be

authorized to retire the shares, to use the shares

within the scope of the Company's Stock Option Plans,

 to issue the shares to Employees and Executives of

the Company and its affiliates, to use the shares for

 mergers and acquisitions, to sell the shares at a

price not materially below their market price, and to

 use the shares for satisfying conversion or option

PROPOSAL #9.: Authorization to use derivatives for            ISSUER            YES             FOR                  FOR

the acquisition of own shares supplementary to item

8, the Company shall be authorized to use call and

put options for the purpose of acquiring own shares

PROPOSAL #10.: Resolution on the authorization to              ISSUER            YES             FOR                  FOR

issue convertible or warrant bonds, the creation of

new contingent capital, and the corresponding

amendments to the Articles of Association: the Board

of Managing Directors shall be authorized to issue

bonds of up to EUR 15,000,000,000, conferring

convertible or option rights for shares of the

Company, on or before 25 JAN 2015, shareholders shall

 be granted subscription rights, except for the issue

 of bonds conferring convertible and/or option rights

 for shares of the Company of up to 10% of the share

capital at a price not materially below their

theoretical market value, for residual amounts, for

the granting of subscription rights to holders of

previously issued convertible or option rights, and

for the issue of bonds against payment in kind,

especially in connection with mergers and

acquisitions, the Company's share capital shall be

increased accordingly by up to EUR 600,000,000

through the issue of up to 200,000,000 new registered

 no-par shares, insofar as convertible or option

rights are exercised, the authorization given by the

shareholders' meeting of 27 JAN 2009, to issue

convertible or warrant bonds and the corresponding

authorization to create a contingent capital 2009

shall be revoked

PROPOSAL #11.: Amendments to the Articles of                       ISSUER            YES             FOR                  FOR

Association: a] Section 18[3], in respect of

shareholders whose combined shares amount to at least

 one twentieth of the share capital being entitled to

 request in writing the convening of a shareholders'

meeting stating the purpose and the reasons for the

meeting; b] Section 19[5], in respect of the Board of

 Managing Directors being authorized to allow

shareholders to participate in a shareholders'

meeting by way of electronic means of communication;

c] Section 19[6], in respect of the Board of Managing

 Directors being authorized to provide for the

shareholders to exercise their right to vote, without

 participating at the meeting, in writing or by way

of electronic means of communication; d] Section

21[6] - deletion Section 19[7], in respect of the

chairman of the shareholders' meeting being

authorized to permit the audiovisual transmission of

the shareholders' meeting; e] Section 19[3]3, in

respect of the Company also being authorized to

announce shorter periods measured in days in the

notice of shareholders' meeting; f] Section 20, in

respect of proxy-voting instructions being

issued/withdrawn in writing; g] Section 21, in

respect of the chairman of the shareholders' meeting

determining the order of agenda items and the

sequence of voting; h] Section 24[3], in respect of

the documents being made available electronically on

the Company's website instead of physically

PROPOSAL #12.A: Approval of the settlement agreements        ISSUER            YES             FOR                  FOR

 with former Board members: the settlement agreement

between the Company and Dr. Karl-Hermann Baumann in

which the latter agrees to pay a compensation of EUR

1,000,000 to the Company shall be approved

PROPOSAL #12.B: Approval of the settlement agreements        ISSUER            YES             FOR                  FOR

 with former Board members: the settlement agreement

between the Company and Prof. Johannes Feldmayer in

which the latter agrees to pay a compensation of

approximately EUR 3,000,000 to the Company shall be

approved

PROPOSAL #12.C: Approval of the settlement agreements        ISSUER            YES             FOR                  FOR

 with former Board members: the settlement agreement

between the Company and Dr. Klaus Kleinfeld in which

the latter agrees to pay a compensation of EUR

2,000,000 to the Company shall be approved

PROPOSAL #12.D: Approval of the settlement agreements        ISSUER            YES             FOR                  FOR

 with former Board members: the settlement agreement

between the Company and Prof. Dr. Edward G. Krubasik

in which the latter agrees to pay a compensation of

EUR 500,000 to the Company shall be approved

PROPOSAL #12.E: Approval of the settlement agreements        ISSUER            YES             FOR                  FOR

 with former Board members: the settlement agreement

between the Company and Rudi Lamprecht in which the

latter agrees to pay a compensation of EUR 500,000 to

 the Company shall be approved

PROPOSAL #12.F: Approval of the settlement agreements        ISSUER            YES             FOR                  FOR

 with former Board members: the settlement agreement

between the Company and Prof. Dr. Heinrich V. Pierer

in which the latter agrees to pay a compensation of

EUR 5,000,000 to the Company shall be approved

PROPOSAL #12.G: Approval of the settlement agreements        ISSUER            YES             FOR                  FOR

 with former Board members: the settlement agreement

between the Company and Dr. Juergen Radomski in which

 the latter agrees to pay a compensation of EUR

3,000,0 00 to the Company shall be approved

PROPOSAL #12.H: Approval of the settlement agreements        ISSUER            YES             FOR                  FOR

 with former Board members: the settlement agreement

between the Company and Dr. Uriel Sharef in which the

 latter agrees to pay a compensation of EUR 4,000,000

 to the Company shall be approved

PROPOSAL #12.I: Approval of the settlement agreements        ISSUER            YES             FOR                  FOR

 with former Board members: the settlement agreement

between the Company and Prof. Dr. Klaus Wucherer in

which the latter agrees to pay a compensation of EUR

500, 000 to the Company shall be approved

PROPOSAL #13.: Approval of the settlement agreement          ISSUER            YES             FOR                  FOR

with D&O insurance carriers the settlement agreement

between the Company and the D&O insurance carriers

Allianz global Corporate & Speciality AG, Zurich

Versicherung AG [Deutschland], Ace European Group

Limited, Liberty Mutual Insurance Europe Limited, and

 Swiss Re International Se, in which the insurance

carriers agree to pay up to EUR 100,000,000 to the

Company for the settlement of claims of the Company

in connection with the acts of corruption shall be

approved

PROPOSAL #14.: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Adjustment of the remuneration

for the Supervisory Board and the corresponding

amendment to the Articles of Association; each member

 of the Supervisory Board shall receive a fixed

annual remuneration of EUR 50,000, the chairman of

the Supervisory Board shall receive 4 times, and

every deputy chairman, twice this amount, in

addition, every member of the audit committee and the

 chairman committee shall receive one-half of the

abovementioned amount [the committee chairmen shall

receive the full amount], furthermore, each member of

 the compliance committee and the finance and

investment committee shall receive an additional

remuneration of one-fourth of the abovementioned

amount [the committee chairmen shall receive one-half

 of the amount], the members of the Supervisory Board

 shall also receive an attendance fee of EUR 1,000

per Supervisory Board meeting or committee meeting,

the fixed annual remuneration shall be adjusted

annually on the basis of the average development of

wages and salaries within the Company, furthermore,

the Company shall take out D&O insurance policies for

 the members of the Supervisory Board, the premium

for this insurance policy shall be paid by the

Company, the policy shall provide for a deductible of

 10% of damages up to a maximum of one-and-a-half

times the fixed annual remuneration for the

Supervisory Board, the Board of Managing Directors

PROPOSAL #15.: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Amendment to Section 2 of the

Articles of Association, as follows: when making

decisions, the Company shall take the interests of

all stakeholders into consideration: Shareholders,

Employees, Customers, and Suppliers, the Company

shall be fully aware of its social responsibility and

 commit itself to a sustainable corporate policy, the

 interests of shareholders and employees shall be

treated equally, the Board of Managing Directors and

the Supervisory Board recommend to reject this motion

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIMS METAL MANAGEMENT LTD

  TICKER:                  N/A                 CUSIP:   Q8505L116

  MEETING DATE:      11/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial          ISSUER             NO              N/A                  N/A

statements of Sims Metal Management Limited [the

Company] and its controlled entities for the YE 30

JUN 2009 and the related Directors' report,

Directors' declaration and Auditor's Report

PROPOSAL #2.1: Re-elect Mr. Paul Varello as an                   ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company,

who retires by rotation at the AGM in accordance with

 the Company's Constitution and the ASX Listing Rules

PROPOSAL #2.2: Re-elect Mr. Michael Feeney as an                ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company,

who retires by rotation at the AGM in accordance with

 the Company's Constitution and the ASX Listing Rules

PROPOSAL #2.3: Elect Mr. Paul Sukagawa as a Non-                ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company,

having been nominated by Mitsui & Co., Ltd under

Article 19.6[A] of the Company's Constitution as a

Mitsui Group Nominee to stand for election as a

Director at the AGM and, if elected, to replace Mr.

Iwanaga as Mitsui's 'Associated' Group Nominee to the

 Company Board

PROPOSAL #2.4: Elect Mr. Geoffrey Brunsdon as an                ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company

PROPOSAL #2.5: Elect Mr. Jim Thompson as an                        ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company

PROPOSAL #3.: Approve, in accordance with Clause                ISSUER            YES             FOR                  FOR

21.1[a] of the Company's Constitution and ASX Listing

 Rule 10.17, the maximum aggregate cash remuneration

which may be paid to Directors [other than Executive

Directors] for services rendered as Directors is

increased by AUD 500,000 from AUD 2,500,000 to AUD

3,000,000 per annum

PROPOSAL #4.: Approve, for the purposes of ASX                   ISSUER            YES         AGAINST           AGAINST

Listing Rules 7.1 and 10.14 for Mr. Daniel Dienst,

the Group Chief Executive Officer, to have issued to

him 197,006 Performance Rights and 178,037 Options,

and the issue of any Sims Metal Management Limited

ordinary shares or American Depositary Shares upon

the exercise of those Performance Rights and Options

under the terms of the Sims Metal Management Limited

Long Term Incentive Plan as specified

PROPOSAL #5.: Adopt the remuneration report for the          ISSUER            YES         AGAINST           AGAINST

YE 30 JUN 2009 [as specified in the Directors' Report]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINGAPORE AIRLINES LTD

  TICKER:                  N/A                 CUSIP:   Y7992P128

  MEETING DATE:      7/31/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report        ISSUER            YES             FOR                  FOR

 and audited financial statements for the YE 31 MAR

2009 and the Auditors' report thereon

PROPOSAL #2.: Declare a final dividend of 20 cents            ISSUER            YES             FOR                  FOR

per ordinary share for the YE 31 MAR 2009

PROPOSAL #3.A: Re-elect Mr. Stephen Lee Ching Yen as         ISSUER            YES             FOR                  FOR

a Director who retires by rotation in accordance with

 Article 82 of the Company's Articles of Association

PROPOSAL #3.B: Re-elect Mr. Chew Choon Seng as a                ISSUER            YES             FOR                  FOR

Director who retires by rotation in accordance with

Article 82 of the Company's Articles of Association

PROPOSAL #3.C: Re-elect Ms. Euleen Goh Yiu Kiang as a        ISSUER            YES             FOR                  FOR

 Director who retires by rotation in accordance with

Article 82 of the Company's Articles of Association

PROPOSAL #4.: Approve the Directors' fees of up to            ISSUER            YES             FOR                  FOR

SGD1,650,000 for the FY ending 31 MAR 2010 [FY

2008/2009 : up to SGD1,650,000]

PROPOSAL #5.: Re-appoint Messrs Ernst & Young as the         ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize the Directors

to fix their remuneration

PROPOSAL #6.1: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, pursuant to Section 161 of the Companies

Act, Chapter 50, to: a) i) issue shares in the

capital of the Company [''shares''] whether by way of

 rights, bonus or otherwise; and/or ii) make or grant

 offers, agreements or options [collectively,

Instruments] that might or would require shares to be

 issued, including but not limited to the creation

and issue of [as well as adjustments to] warrants,

debentures or other instruments convertible into

shares, at any time and upon such terms and

conditions and for such purposes and to such persons

as the Directors may in their absolute discretion

deem fit; and b) [notwithstanding the authority

conferred by this resolution may have ceased to be in

 force] issue shares in pursuance of any Instrument

made or granted by the Directors while this

resolution was in force, provided that: 1) the

aggregate number of shares to be issued pursuant to

this resolution [including shares to be issued in

pursuance of Instruments made or granted pursuant to

this resolution] does not exceed 50% of the total

number of issued shares [excluding treasury shares]

in the capital of the Company [as calculated in

accordance with this resolution below], of which the

aggregate number of shares to be issued other than on

 a pro rata basis to shareholders of the Company

[including shares to be issued in pursuance of

Instruments made or granted pursuant to this

resolution] does not exceed 5% of the total number of

 issued shares [excluding treasury shares] in the

capital of the Company [as calculated in accordance

with this resolution below]; 2) [subject to such

manner of calculation as may be prescribed by the

Singapore Exchange Securities Trading Limited [''SGX-

ST''] for the purpose of determining the aggregate

number of shares that may be issued under this

resolution above, the percentage of issued shares

shall be based on the total number of issued shares

[excluding treasury shares] in the capital of the

Company at the time this resolution is passed, after

adjusting for: i) new shares arising from the

conversion or exercise of any convertible securities

or share options or vesting of share awards which are

 outstanding or subsisting at the time this

resolution is passed; and ii) any subsequent bonus

issue or consolidation or subdivision of shares; 3)

in exercising the authority conferred by this

resolution, the Company shall comply with the

provisions of the Listing Manual of the SGX-ST for

the time being in force [unless such compliance has

been waived by the SGX-ST] and the Articles of

Association for the time being of the Company; and

[Authority expires the earlier of the conclusion of

the next AGM of the Company or the date by which the

PROPOSAL #6.2: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, pursuant to Section 161 of the Companies

Act, Chapter 50 of Singapore [the ''Companies Act''],

 in compliance and subject always to the provisions

of Article 4A of the Articles of Association of the

Company [the ''Articles''] to: a) allot and issue,

from time to time and at any time, such number of ASA

 Shares [as defined in Article 4A] at an issue price

of SGD 0.50 for each ASA share or in the event of a

liquidation of the Company, the higher of SGD 0.50 or

 the liquidation value of an ASA share as certified

by the liquidator appointed in relation to the

liquidation of the Company for each ASA Share, partly

 paid at the price of SGD 0.01 to the Minister for

Finance [Incorporated], and on such terms and subject

 to such conditions, as the Directors may in their

absolute discretion deem fit; (b) make dividend

payments out of the Company's distributable profits

to the Minister for Finance [Incorporated] as holder

of the ASA Shares in accordance with the provisions

of the Companies Act and the Articles; and (c)

complete and do all such acts and things [including

executing all such documents as may be required] as

they may consider expedient or necessary or in the

interests of the Company to give effect to the

transactions contemplated and/or authorized by this

PROPOSAL #6.3: Authorize the Directors to: a) grant          ISSUER            YES         AGAINST           AGAINST

awards in accordance with the provisions of the SIA

Performance Share Plan [''Performance Share Plan'']

and/or the SIA Restricted Share Plan [''Restricted

Share Plan'']; and b) allot and issue from time to

time such number of ordinary shares in the capital of

 the Company as may be required to be issued pursuant

 to the exercise of options under the SIA Employee

Share Option Plan [''Share Option Plan''] and/or such

 number of fully paid shares as may be required to be

 issued pursuant to the vesting of awards under the

Performance Share Plan and/or the Restricted Share

Plan [the Share Option Plan, the Performance Share

Plan and the Restricted Share Plan, together the

''Share Plans''], provided that: (1) the maximum

number of new ordinary shares which may be issued

pursuant to the share plans shall not exceed 13% of

the total number of issued ordinary shares [excluding

 treasury shares] in the capital of the Company, as

determined in accordance with the share plans; and

(2) the maximum number of new ordinary shares under

awards to be granted pursuant to the Performance

Share Plan and the Restricted Share Plan during the

period commencing from the date of this AGM of the

Company; [Authority expires the earlier of the

conclusion of the next AGM of the Company or the date

 by which the next AGM of the Company is required by

law to be held], shall not exceed 1.5% of the total

number of issued ordinary shares [excluding treasury

shares] in the capital of the Company preceding the

relevant date of grant

PROPOSAL #7.: Transact any other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINGAPORE AIRLINES LTD

  TICKER:                  N/A                 CUSIP:   Y7992P128

  MEETING DATE:      7/31/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 for the purposes of Sections 76C and 76E of the

Companies Act, Chapter 50 of Singapore [the Companies

 Act], of all the powers of the Company to purchase

or otherwise acquire issued ordinary shares in the

capital of the Company [the Shares] not exceeding in

aggregate the Maximum Limit [10% of the total number

of the issued shares], at such price or prices as may

 be determined by the Directors of the Company from

time to time up to the Maximum Price [105% of the

average closing price of the shares], whether by way

of: [i] market purchase[s] on the Singapore Exchange

Securities Trading Limited [SGX-ST]; and/or [ii] off-

market purchase[s] [if effected otherwise than on the

 SGX-ST] in accordance with any equal access

scheme[s] as may be determined or formulated by the

Directors as they consider fit , which scheme[s]

shall satisfy all the conditions prescribed by the

Companies Act, and otherwise in accordance with all

other laws and regulations and rules of the SGX-ST as

 may for the time being be applicable, [the Share Buy

 Back Mandate]; [Authority expires the earlier of the

 next AGM of the Company is held or the date by which

 the next AGM of the Company is required by law to be

 held and the date on which purchases and

acquisitions of shares pursuant to the share buy back

 mandate are carried out to the full extent

mandated]; authorize the Directors of the Company

and/or any of them to complete and do all such acts

and things [including executing such documents as may

 be required] as they and/or he may consider

expedient or necessary to give effect to the

transactions contemplated and/or authorized by this

PROPOSAL #2.: Authorize the Company, for the purposes        ISSUER            YES             FOR                  FOR

 of Chapter 9 of the listing manual [Chapter 9] of

the SGX-ST, its subsidiaries and associated Companies

 that are entities at risk [as that term is used in

Chapter 9], or any of them, to enter into any of the

transactions falling within the types of interested

person transactions as with any party who is of the

class of interested persons as specified, provided

that such transactions are made on normal commercial

terms and in accordance with the review procedures

for such interested person transactions; [Authority

expires at the conclusion of the next AGM of the

Company]; and authorize the Directors of the Company

to complete and do all such acts and things

[including executing all such documents as may be

required] as they may consider expedient or necessary

 or in the interests of the Company to give effect to

 the IPT Mandate and/or this Resolution

PROPOSAL #3.: Amend the SIA Employee Share Option              ISSUER            YES         AGAINST           AGAINST

Plan in the manner as specified

PROPOSAL #4.: Approve, pursuant to Article 130 of the        ISSUER            YES             FOR                  FOR

 Articles of Association of the Company, subject to

the satisfaction of the approvals [as specified], the

 Company to make a distribution [the Distribution] of

 ordinary shares [SATS Shares] in Singapore Airport

Terminal Services Limited [SATS] held by the Company

by way of a dividend in specie in the proportion of a

 minimum of 0.69 and a maximum of 0.73 SATS Shares

for every 1 ordinary share in the Company held by the

 shareholders of the Company as at 5.00 P.M. on 17

AUG 2009 [the Books Closure Date], fractions of SATS

Shares to be disregarded, free of encumbrances and

together with all rights attaching thereto on and

from the date of the Distribution is effected, except

 that where the Directors are of the view that the

distribution of SATS Shares to any shareholder of the

 Company whose registered address as recorded in the

Register of Members or in the Depository Register

maintained by The Central Depository [Pte] Limited

[CDP] on the Books Closure Date is outside Singapore

[the Overseas Shareholder] may infringe the relevant

foreign law or necessitate compliance with conditions

 or requirements which the Directors regard as

onerous by reasons of costs, delay or otherwise, such

 SATS Shares shall not be distributed to such

Overseas Shareholder, but shall be dealt with in the

manner specified in this Resolution; any resultant

fractional SATS Shares be aggregated and held by the

Company for future disposal, in such manner as the

Directors deem appropriate; the SATS Shares which

would otherwise be distributed to the Overseas

Shareholders pursuant to the Distribution be

distributed to such person[s] as the Directors may

appoint, who shall sell the same and thereafter

distribute the aggregate amount of the net proceeds,

after deducting all dealing and other expenses in

connection therewith, proportionately among all such

Overseas Shareholders according to their respective

entitlements to SATS Shares as at the Books Closure

Date in full satisfaction of their rights to the SATS

 Shares; and authorize the Directors and/or any of

them to determine the amount to be appropriated out

of the retained profits of the Company to meet the

value of the SATS Shares to be distributed to the

shareholders of the Company; and to complete and do

all such acts and things [including executing such

documents as may be required], as they and/or he may

consider expedient or necessary to give effect to the

 transactions contemplated and/or authorized by this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINGAPORE EXCHANGE LTD

  TICKER:                  N/A                 CUSIP:   Y79946102

  MEETING DATE:      10/13/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report        ISSUER            YES             FOR                  FOR

 and the audited financial statements for the FYE 30

JUN 2009 and the Auditor's report thereon

PROPOSAL #2.: Declare a one-tier tax exempt final              ISSUER            YES             FOR                  FOR

dividend amounting to 15.5 cents per share for the

FYE 30 JUN 2009

PROPOSAL #3.: Re-appoint Mr. Joseph Yuvaraj Pillay,          ISSUER            YES             FOR                  FOR

pursuant to Section 153(6) of the Companies Act,

Chapter 50 of Singapore, as a Director of the Company

 to hold such office from the date of this AGM until

the next AGM of the Company

PROPOSAL #4.: Re-elect Ms. Euleen Goh as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation under Article 99A of the

Company's Articles of Association [the 'Articles']

PROPOSAL #5.: Re-elect Mr. Ho Tian Yee as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation under Article 99A of the

Company's Articles of Association [the 'Articles']

PROPOSAL #6.: Re-elect Mr. Low Check Kian as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation under Article 99A

of the Company's Articles of Association [the

PROPOSAL #7.: Re-elect Mr. Robert Owen as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation under Article 99A of the

Company's Articles of Association [the 'Articles']

PROPOSAL #8.: Re-elect Mr. Liew Mun Leong as a                   ISSUER            YES             FOR                  FOR

Director, who ceases to hold office under Article 104

 of the Articles

PROPOSAL #9.: Approve to pay the sum of up to SGD              ISSUER            YES             FOR                  FOR

750,000 to Mr. Joseph Yuvaraj Pillay as the

Director's fees, and the provision to him of

transport benefits, including a car and a driver, for

 the FY ending 30 JUN 2010

PROPOSAL #10.: Approve to pay the sum of up to SGD            ISSUER            YES             FOR                  FOR

1,200,000 to all Directors [other than Mr. Joseph

Yuvaraj Pillay] as the Directors' fees for the FY

ending 30 JUN 2010

PROPOSAL #11.: Re-appoint Messrs.                                          ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors of the Company

 and authorize the Directors to fix their remuneration

PROPOSAL #12.: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to issue shares in the capital of the

Company whether by way of rights, bonus or otherwise;

 and/or make or grant offers, agreements or options

[collectively, 'Instruments'] that might or would

require shares to be issued, including but not

limited to the creation and issue of [as well as

adjustments to] warrants, debentures or other

instruments convertible into shares, at any time and

upon such terms and conditions and for such purposes

and to such persons as the Directors may in their

absolute discretion deem fit; and [notwithstanding

the authority conferred by this Resolution may have

ceased to be in force] issue shares in pursuance of

any Instrument made or granted by the Directors while

 this Resolution was in force, provided that: 1] the

aggregate number of shares to be issued pursuant to

this Resolution [including shares to be issued in

pursuance of Instruments made or granted pursuant to

this Resolution] does not exceed 50% of the total

number of issued shares [excluding treasury shares]

in the capital of the Company [as calculated in

accordance with this resolution below], of which the

aggregate number of shares to be issued other than on

 a pro rata basis to shareholders of the Company

[including shares to be issued in pursuance of

Instruments made or granted pursuant to this

Resolution] does not exceed 10% of the total number

of issued shares [excluding treasury shares] in the

capital of the Company [as calculated in accordance

with this resolution below]; 2] [subject to such

manner of calculation as may be prescribed by the

Singapore Exchange Securities Trading Limited (SGX-

ST)] for the purpose of determining the aggregate

number of shares that may be issued under this

resolution above, the percentage of issued shares

shall be based on the total number of issued shares

[excluding treasury shares] in the capital of the

Company at the time this Resolution is passed, after

adjusting for: i) new shares arising from the

conversion or exercise of any convertible securities

or share options or vesting of share awards which are

 outstanding or subsisting at the time this

Resolution is passed; and ii) any subsequent bonus

issue or consolidation or subdivision of shares; 3]

in exercising the authority conferred by this

Resolution, the Company shall comply with the

provisions of the Listing Manual of the SGX-ST for

the time being in force [unless such compliance has

been waived by the Monetary Authority of Singapore]

and the Articles of Association for the time being of

 the Company; and [authority expires the earlier of

the conclusion of the next AGM of the Company or the

date by which the next AGM of the Company is required

PROPOSAL #13.: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to grant awards in accordance with the provisions of

 the SGX Performance Share Plan and to allot and

issue from time to time such number of ordinary

shares in the capital of the Company as may be

required to be issued pursuant to the exercise of

options under the SGX Share Option Plan and/or such

number of fully-paid shares as may be required to be

issued pursuant to the vesting of awards under the

SGX Performance Share Plan, provided that the

aggregate number of new shares to be issued pursuant

to the SGX Share Option Plan and the SGX Performance

Share Plan shall not exceed 10% of the total number

of issued ordinary shares [excluding treasury shares]

 in the capital of the Company from time to time

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINGAPORE EXCHANGE LTD

  TICKER:                  N/A                 CUSIP:   Y79946102

  MEETING DATE:      10/13/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 for the purposes of Sections 76C and 76E of the

Companies Act, Chapter 50 [the Companies Act], to

purchase or otherwise acquire issued ordinary shares

in the capital of the Company [Shares] not exceeding

in aggregate the maximum 10% of the total number of

issued shares, at such price or prices as may be

determined by the Directors from time to time up to

the maximum price i) in the case of a market purchase

 of a share, 105% of the average closing price of the

 shares and ii) in the case of an off-market purchase

 of a share, 110% of the average closing price of the

 shares, whether by way of: i) market purchase(s) on

the Singapore Exchange Securities Trading Limited

[SGX-ST] and/or any other securities exchange on

which the Shares may for the time being be listed and

 quoted [Other Exchange]; and/or; ii) off-market

purchase(s) [if effected otherwise than on the SGX-ST

 or, as the case may be, Other Exchange] in

accordance with any equal access Scheme(s) as may be

determined or formulated by the Directors as they

consider fit, which scheme(s) shall satisfy all the

conditions prescribed by the Companies Act, and

otherwise in accordance with all other laws and

regulations and rules of the SGX-ST or, as the case

may be, Other Exchange as may for the time being be

applicable [the Share Purchase Mandate]; [Authority

expires the earlier of the conclusion of the next AGM

 of the Company is held; and the date by which the

next AGM of the Company is required by Law to be

held]; and authorize the Directors of the Company

and/or any of them to complete and do all such acts

and things [including executing such documents as may

 be required] as they and/or he may consider

expedient or necessary to give effect to the

transactions contemplated and/or authorized by this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINGAPORE PRESS HOLDINGS LTD, SINGAPORE

  TICKER:                  N/A                 CUSIP:   Y7990F106

  MEETING DATE:      12/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report        ISSUER            YES             FOR                  FOR

 and audited accounts for the FYE 31 AUG 2009

PROPOSAL #2.: Declare a final dividend of 9 cents and        ISSUER            YES             FOR                  FOR

 a special dividend of 9 cents, on a tax-exempt [one-

tier] basis, in respect of the FYE 31 AUG 2009

PROPOSAL #3.I: Re-appoint Cham Tao Soon as a Director        ISSUER            YES             FOR                  FOR

 of the Company, pursuant to Section 153(6) of the

Companies Act, Chapter 50 of Singapore [the

''Companies Act''], to hold such office from the date

 of this AGM until the next AGM of the Company

PROPOSAL #3.II: Re-appoint Ngiam Tong Dow as a                   ISSUER            YES             FOR                  FOR

Director of the Company, pursuant to Section 153(6)

of the Companies Act, to hold such office from the

date of this AGM until the next AGM of the Company

PROPOSAL #3.III: Re-appoint Yong Pung How as a                   ISSUER            YES             FOR                  FOR

Director of the Company, pursuant to Section 153(6)

of the Companies Act, to hold such office from date

of this AGM until the next AGM of the Company

PROPOSAL #4.I: Re-elect Willie Cheng Jue Hiang as a          ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the

Company's Articles of Association

PROPOSAL #4.II: Re-elect Yeo Ning Hong as a Director,        ISSUER            YES             FOR                  FOR

 who retires in accordance with the Company's

Articles of Association

PROPOSAL #4.III: Re-elect Lucien Wong Yuen Kuai as a         ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the

Company's Articles of Association

PROPOSAL #5.: Approve the Directors' fees of SGD                ISSUER            YES             FOR                  FOR

953,000

PROPOSAL #6.: Appoint the Auditors and authorize the         ISSUER            YES             FOR                  FOR

Directors to fix their remuneration

PROPOSAL #7.: Transact any other business                             ISSUER             NO              N/A                  N/A

PROPOSAL #8.I: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, pursuant to Section 161 of the Companies

Act, Chapter 50 and the listing Rules of the

Singapore Exchange Securities Trading Limited [the

SGX-ST], and subject to the provisions of the

newspaper and printing presses Act, Chapter 206, to:

issue shares in the capital of the Company whether by

 way of rights, bonus or otherwise; and/or make or

grant offers, agreements or options [collectively,

Instruments] that might or would require shares to be

 issued, including but not limited to the creation

and issue of [as well as adjustments to] warrants,

debentures or other instruments convertible into

shares, at any time and upon such terms and

conditions and for such purposes and to such persons

as the Directors may in their absolute discretion

deem fit; and [notwithstanding that the authority

conferred by this resolution may have ceased to be in

 force] issue shares in pursuance of any instrument

made or granted by the Directors while this

resolution is in force, provided that: 1) the

aggregate number of shares to be issued pursuant to

this resolution [including shares to be issued in

pursuance of Instruments made or granted pursuant to

this resolution] does not exceed 50% of the issued

shares in the capital of the Company [as calculated

in accordance with sub-paragraph (2) below], of which

 the aggregate number of shares to be issued other

than on a pro rata basis to shareholders of the

Company [including shares to be issued in pursuance

of Instruments made or granted pursuant to this

resolution] does not exceed 20% of the total number

of issued shares in the capital of the Company [as

calculated in accordance with sub-paragraph (2)

below]; 2) [subject to such manner of calculation and

 adjustments as may be prescribed by the SGX-ST] for

the purpose of determining the aggregate number of

shares that may be issued under sub-paragraph (1),

the percentage of issued shares shall be based on the

 total number of issued shares in the capital of the

Company at the time this resolution is passed, after

adjusting for: new shares arising from the conversion

 or exercise of any convertible securities or share

options or vesting of share awards which are

outstanding or subsisting at the time this resolution

 is passed; and any subsequent bonus issue,

consolidation or subdivision of shares; 3) in

exercising the authority conferred by this

resolution, the Company shall comply with the

provisions of the listing manual of the SGX-ST for

the time being in force [unless such compliance has

been waived by the SGX-ST] and the Articles of

Association for the time being of the Company; and 4)

 [unless revoked or varied by the Company in general

meeting] [authority expires the earlier of the

conclusion of the next AGM of the Company or the date

PROPOSAL #8.II: Authorize the Directors to grant                ISSUER            YES         AGAINST           AGAINST

awards in accordance with the provisions of the SPH

Performance Share Plan [the 'SPH Performance Share

Plan'] and to allot and issue such number of ordinary

 shares in the capital of the Company ['Ordinary

Shares'] as may be required to be delivered pursuant

to the vesting of awards under the SPH Performance

Share Plan, provided that the aggregate number of new

 ordinary shares to be allotted and issued and/or to

be allotted, when aggregated with existing ordinary

shares [including Ordinary Shares held in treasury]

delivered and/or to be delivered, pursuant to the

Singapore Press Holdings Group (1999) Share Option

Scheme and the SPH Performance Share Plan, shall not

exceed 10% of the total number of issued Ordinary

Shares from time to time

PROPOSAL #8.III: Authorize the Directors of the                 ISSUER            YES             FOR                  FOR

Company, for the purposes of Sections 76C and 76E of

the Companies Act, to purchase or otherwise acquire

issued ordinary shares not exceeding in aggregate the

 maximum limit [as specified], at such price or

prices as may be determined by the Directors of the

Company from time to time up to the maximum price [as

 specified] whether by way of: market purchases(s) on

 the SGX-ST; and/or off-market purchase(s) (if

effected otherwise than on the SGX-ST) in accordance

with any equal access scheme(s) as may be determined

or formulated by the Directors as they consider fit,

which scheme(s) shall satisfy all the conditions

prescribed by the Companies Act, and otherwise in

accordance with all other Laws and regulations and

rules of the SGX-ST as may for the time being be

applicable; [Authority expires the earlier of the

next AGM of the Company or the date of the next AGM

of the Company is required by the Law to be held]; to

 complete and do all such acts and things [including

executing such documents as may be required] as they

and/or he may consider expedient or necessary to give

 effect to the transactions contemplated and/or

authorize by this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINGAPORE TELECOMMUNICATIONS LTD

  TICKER:                  N/A                 CUSIP:   Y79985209

  MEETING DATE:      7/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 for the purposes of Sections 76C and 76E of the

Companies Act, Chapter 50 [the Companies Act], to

purchase or otherwise acquire issued ordinary shares

in the capital of the Company [Shares] not exceeding

in aggregate the Maximum Limit [as specified], at

such price or prices as may be determined by the

Directors from time to time up to the Maximum Price

[as specified] whether by way of: market purchase(s)

on the Singapore Exchange Securities Trading Limited

[SGX-ST] and/or any other stock exchange on which the

 Shares may for the time being be listed and quoted

[Other Exchange]; and/or off-market purchase(s) [if

effected otherwise than on the SGX-ST or, as the case

 may be, Other Exchange] in accordance with any equal

 access scheme(s) as may be determined or formulated

by the Directors as they consider fit, which

scheme(s) shall satisfy all the conditions prescribed

 by the Companies Act, and otherwise in accordance

with all other laws and regulations and rules of the

SGX-ST or, as the case may be, Other Exchange as may

for the time being be applicable, [the Share Purchase

 Mandate]; [Authority expires the earlier of the next

 AGM of the Company is held or the date by which the

next AGM of the Company is required by law to be

held]; authorize the Directors of the Company and/or

any of them to complete and do all such acts and

things [including executing such documents as may be

required] as they and/or he may consider expedient or

 necessary to give effect to the transactions

contemplated and/or authorized by this resolution

PROPOSAL #2.: Approve, for the purposes of Rule 10.14        ISSUER            YES             FOR                  FOR

 of the ASX Listing Rules, the participation by the

Relevant Person in the Relevant Period as specified

and the CUFS holders dated 25 JUN 2009 in the SingTel

 Performance Share Plan, on the specified terms

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINGAPORE TELECOMMUNICATIONS LTD

  TICKER:                  N/A                 CUSIP:   Y79985209

  MEETING DATE:      7/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the financial                     ISSUER            YES             FOR                  FOR

statements for the FYE 31 MAR 2009, the Directors'

report and the Auditors' report thereon

PROPOSAL #2.: Declare a final dividend of 6.9 cents          ISSUER            YES             FOR                  FOR

per share in respect of the FYE 31 MAR 2009

PROPOSAL #3.: Re-elect Ms. Chua Sock Koong as a                 ISSUER            YES             FOR                  FOR

Director, who retire by rotation in accordance with

Article 97 of the Company's Article of Association

PROPOSAL #4.: Re-elect Mr. Kaikhushru Shiavax                     ISSUER            YES             FOR                  FOR

Nargolwala as an Independent Member of the Audit

Committee, who retire by rotation in accordance with

Article 97 of the Company's Article of Association

PROPOSAL #5.: Re-elect Mrs. Fang Ai Lian as an                   ISSUER            YES             FOR                  FOR

Independent Member of the Audit Committee, who ceases

 to hold the office in accordance with Article 103 of

 the Company's Articles of Association

PROPOSAL #6.: Re-elect Mr. Ong Peng Tsin as a                     ISSUER            YES             FOR                  FOR

Director, who ceases to hold the office in accordance

 with Article 103 of the Company's Articles of

Association

PROPOSAL #7.: Approve the payment of Directors' fees         ISSUER            YES             FOR                  FOR

by the Company of up to SGD 2,250,000 for the FYE 31

MAR 2010 [2009: up to SGD 2,250,000]

PROPOSAL #8.: Re-appoint the Auditors and authorize          ISSUER            YES             FOR                  FOR

the Directors to fix their remuneration

PROPOSAL #9.: Authorize the Directors to issue shares        ISSUER            YES             FOR                  FOR

 in the capital of the Company [shares] whether by

way of rights, bonus or otherwise and/or 2) make or

grant offers, agreements or potions [collectively,

Instruments] that might or would require shares to be

 issued including but not limited to the creation and

 issue of [as well as adjustments to] warrants,

debentures or other instruments convertible into

shares at any time and upon such terms and conditions

 and for such purposes and to such persons as the

Directors may in their absolute discretion deem fit;

and (ii) issue shares in pursuance of any instrument

made or granted by the Directors while this

resolution was in force; provided that the agreement

number of shares to be issued pursuant to this

resolution [including shares to be issued in

pursuance of instruments made or granted pursuant to

this resolution] does not exceed 50% of the total

number of issued shares [excluding treasury shares]

in the capital of the Company [as calculated in

accordance with this resolution] of which the

aggregate number of shares to be issued other than on

 a pro rata basis to shareholders of the Company

[including shares to be issued in pursuance of

instrument made or granted pursuant to this

resolution] does not exceed 5% of the total number

issued shares in the capital of the Company; (ii)

[subject to such manner of calculation as ,may be

prescribed by the Singapore Exchange Securities

Trading Limited (SGX-ST)] to determine the aggregate

number of shares that may be issued under this

resolution the percentage of issued shares shall be

on that total number of issued shares in the capital

of the Company at the time the resolution is passed

after adjusting for: (a) new shares arising from the

conversion or exercise of any convertible securities

or share options or vesting of share awards which are

 outstanding or subsisting at the time this

resolution is passed and (b) any subsequent

consolidation or sub division of shares (iii) in

exercising the authority conferred by the resolution

the Company shall comply with the provisions of the

Listing manual of the SGX-ST and the rules of any

other stock exchange on which the shares of the

Company may for time being be listed or quoted for

the time being in force and the Articles of

Association for the time being of the Company and;

[Authority shall continue in force until the

conclusion of the next AGM of the Company or the date

PROPOSAL #10.: Authorize the Directors to allot and          ISSUER            YES             FOR                  FOR

issue from time to time such number of shares in the

capital of the Company as may be required to be

issued pursuant to exercise the options under the

Singapore Telecom Share Option Scheme 1999 [1999

scheme] provided always that the aggregate number of

shares to be issued pursuant to be 1999 Scheme shall

not exceed 5% of the total number of issued share

[excluding treasury shares] in the capital of the

Company from time to time as calculated in accordance

 the rules of the 1999 Scheme

PROPOSAL #11.: Authorize the Directors to grant                 ISSUER            YES             FOR                  FOR

awards in accordance with the provisions of the Sing

Tel Performance Share Plan [Share plan] and to allot

and issue from time to time such number of fully paid

 up shares in the capital of the Company as may be

required to be issued pursuant to the vesting of

awards under the Share Plan, provided always that the

 aggregate number of shares to be issue pursuant to

exercise of options under the 1999 Scheme and the

Share Plan shall not exceed 10% of the total number

of issued shares in the capital of the Company from

time to time; and the aggregate number of new shares

under awards to be granted pursuant to Share Plan

[Authority shall continue in force until the

conclusion of the next AGM of the Company or the date

 by which the next AGM of the Company is required by

law to be held] shall not exceed 1% of the total

number of issued shares [excluding treasury shares]

in the capital of the Company from time to time

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINO LAND COMPANY LIMITED

  TICKER:                  N/A                 CUSIP:   Y80267126

  MEETING DATE:      11/5/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements and the Directors' and the Independent

Auditor's reports for the YE 30 JUN 2009

PROPOSAL #2.: Declare a final dividend of HKD 0.3 per        ISSUER            YES             FOR                  FOR

 ordinary share with an option for scrip dividend

PROPOSAL #3.I: Re-elect Mr. Robert Ng Chee Siong as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.II: Re-elect Dr. Allan Zeman, GBS, JP as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3.III: Re-elect Mr. Yu Wai Wai as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.IV: Authorize the Board to fix the                   ISSUER            YES             FOR                  FOR

Directors' remuneration for the financial year ending

 30 JUN 2010

PROPOSAL #4.: Re-appoint Deloitte Touche Tohmatsu as         ISSUER            YES             FOR                  FOR

the Auditor for the ensuing year and authorize the

Board to fix their remuneration

PROPOSAL #5.1: Approve the share repurchase mandate           ISSUER            YES             FOR                  FOR

PROPOSAL #5.2: Approve the share issue mandate                    ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.3: Approve the extension of share issue          ISSUER            YES         AGAINST           AGAINST

mandate

PROPOSAL #S.6: Amend the Articles 67, 74, 75, 76, 77,        ISSUER            YES             FOR                  FOR

 78, 80, 83, 87, 89, 90 & 94 of Articles of

Association, as specified; and approve the new

Articles of Association, consolidating all of the

proposed amendments referred to in Resolution 6(i),

produced to this meeting and for the purpose of

identification signed by Chairman and adopt the new

Articles of Association of the Company in

substitution for an to the exclusion of all existing

Articles of Association of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SKY CITY ENTERTAINMENT GROUP LTD

  TICKER:                  N/A                 CUSIP:   Q8513Z115

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Rod McGeoch as a Director,        ISSUER            YES             FOR                  FOR

 who retires from office at the annual meeting

PROPOSAL #2.: Elect Mr. Brent Harman as a Director,          ISSUER            YES             FOR                  FOR

who retires from office at the annual meeting

PROPOSAL #3.: Elect Mr. Chris Moller as a Director,          ISSUER            YES             FOR                  FOR

who retires from office at the Annual meeting

PROPOSAL #S.4: Adopt the Constitution tabled at the          ISSUER            YES         AGAINST           AGAINST

annual meeting and signed by the Company Secretary

for the purposes of identification as the

Constitution of the Company in substitution for the

current Constitution

PROPOSAL #5.: Approve the participation of, and                 ISSUER            YES             FOR                  FOR

acquisition of shares, by Mr. Nigel Barclay Morrison,

 Chief Executive Officer and Director, in the

Company's Chief Executive Officer Long Term Incentive

 Plan on the specified terms including the provision

of financial assistance to Mr. Morrison by a

subsidiary of the Company by way of an interest free

PROPOSAL #6.: Authorize the Directors to fix the fees        ISSUER            YES             FOR                  FOR

 and expenses of the Auditor of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SMITHS GROUP PLC

  TICKER:                  N/A                 CUSIP:   G82401111

  MEETING DATE:      11/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the report and accounts                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the Directors remuneration                ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Sir Kevin Tebbit as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Elect Ms. A. C. Quinn as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditor

PROPOSAL #7.: Approve the Auditors remuneration                  ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Grant authority to issue shares                     ISSUER            YES             FOR                  FOR

pursuant to Section 551 of Companies Act 2006

PROPOSAL #S.9: Grant authority to disapply pre                   ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #S.10: Grant authority to make market                   ISSUER            YES             FOR                  FOR

purchases of shares

PROPOSAL #S.11: Approve the changes to Articles of            ISSUER            YES             FOR                  FOR

Association and adopt the new Articles of Association

PROPOSAL #S.12: Grant authority to call general                 ISSUER            YES             FOR                  FOR

meetings other than annual general meetings on not

less than 14 clear days notice

PROPOSAL #13.: Grant authority to make political                ISSUER            YES             FOR                  FOR

donations and expenditure

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOCIETE GENERALE, PARIS

  TICKER:                  N/A                 CUSIP:   F43638141

  MEETING DATE:      7/6/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Ratify the appointment of Mr. Frederic        ISSUER            YES             FOR                  FOR

 Oudea as a Board Member

PROPOSAL #O.2: Approve to increase the attendance              ISSUER            YES             FOR                  FOR

allowances

PROPOSAL #E.3: Approve the modification of the terms         ISSUER            YES             FOR                  FOR

of the preference shares-amendment of the statutes

PROPOSAL #E.4: Powers                                                                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SODEXO, SAINT QUENTIN EN YVELINES

  TICKER:                  N/A                 CUSIP:   F84941123

  MEETING DATE:      1/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the annual and consolidated            ISSUER            YES             FOR                  FOR

financial statements for the 2008-2009 FY, grant

discharge to the Board of Directors of their duties

PROPOSAL #O.2: Approve the allocation of income and          ISSUER            YES             FOR                  FOR

decision concerning the dividend

PROPOSAL #O.3: Approve the agreements and commitment         ISSUER            YES         AGAINST           AGAINST

pursuant to Article L.225-38 of the Commercial Code

PROPOSAL #O.4: Approve the decision to set the amount        ISSUER            YES             FOR                  FOR

 for the attendance allowances for the FY 2009-2010

PROPOSAL #O.5: Authorize the Board of Directors for          ISSUER            YES             FOR                  FOR

the Company to purchase its own shares

PROPOSAL #E.6: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

reduce the share capital through the cancellation of

treasury shares

PROPOSAL #E.7: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

proceed with the increase of capital by issuing, with

 preferential subscription rights, common shares

and/or other securities giving access to the capital

PROPOSAL #E.8: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

increase the share capital by the incorporation of

premiums, reserves or profits

PROPOSAL #E.9: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

proceed with the capital increase by issuing shares

or securities giving access to the capital, reserved

to Members of Company Saving Plans, with cancellation

 of subscription rights in favor of the latter

PROPOSAL #E.10: Approve the gradual renewal of Board         ISSUER            YES             FOR                  FOR

Members' terms

PROPOSAL #O.11: Approve the renewal of Mrs. Nathalie         ISSUER            YES         AGAINST           AGAINST

Szabo's term as a Board Member

PROPOSAL #O.12: Approve the renewal of Mrs. Sophie            ISSUER            YES         AGAINST           AGAINST

Clamens' term as a Board Member

PROPOSAL #O.13: Approve the renewal of Mr. Pierre              ISSUER            YES         AGAINST           AGAINST

Bellon's term as a Board Member

PROPOSAL #O.14: Approve the renewal of Mr. Francois-         ISSUER            YES         AGAINST           AGAINST

Xavier Bellon's term as a Board Member

PROPOSAL #O.15: Approve the renewal of Ms. Astrid              ISSUER            YES         AGAINST           AGAINST

Bellon's term as a Board Member

PROPOSAL #O.16: Appoint Mr. Alain Marcheteau as a              ISSUER            YES             FOR                  FOR

Board Member

PROPOSAL #O.17: Grant powers                                                   ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOMPO JAPAN INSURANCE INC.

  TICKER:                  N/A                 CUSIP:   J7620T101

  MEETING DATE:      12/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of the Share Exchange Plan              ISSUER            YES             FOR                  FOR

(kyodo-kabushiki-iten-keikaku) of the Company and

NIPPONKOA Insurance Company, Limited

PROPOSAL #2.: Amend Articles to : Delete the Articles        ISSUER            YES             FOR                  FOR

 Related to Record Date

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SONIC HEALTHCARE LIMITED

  TICKER:                  N/A                 CUSIP:   Q8563C107

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Barry Patterson as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with Article 71 of the Company's Constitution

PROPOSAL #2.: Re-elect Mr. Colin Jackson as a                     ISSUER            YES         AGAINST           AGAINST

Director of the Company, who retires in accordance

with Article 71 of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

FYE 30 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SP AUSNET

  TICKER:                  N/A                 CUSIP:   Q8604X102

  MEETING DATE:      7/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the SP AusNet's financial                 ISSUER             NO              N/A                  N/A

statements and the reports of the Directors and the

Auditors for the YE 31 MAR 2009

PROPOSAL #2.a: Re-elect Mr. Eric Gwee Teck Hai as a          ISSUER            YES         AGAINST           AGAINST

Director who retires by rotation in accordance with

Article 11.1 (d) of the companies' constitution

PROPOSAL #2.b: Re-elect Mr. Antonino (Tony) Mario              ISSUER            YES             FOR                  FOR

Lanello as a Director who retires by rotation in

accordance with Article 11.1 (d) of the companies'

constitution

PROPOSAL #2.c: Elect Mr. Ho Tian Yee as a Director            ISSUER            YES             FOR                  FOR

who retires in accordance with Article 11.1 (c) of

the companies' constitution

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 31 MAR 2009

PROPOSAL #4.: Approve for the purpose of Singapore            ISSUER            YES             FOR                  FOR

Law, SP AusNet and the Directors of the companies and

 SP Australia Networks (RE) Ltd, as responsible

entity of the trust, be given authority to issue new

stapled securities in the circumstances and on the

terms and conditions; as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STOCKLAND, SYDNEY NSW

  TICKER:                  N/A                 CUSIP:   Q8773B105

  MEETING DATE:      10/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: As required by Section 317 of the                 ISSUER             NO              N/A                  N/A

Corporations Act, the annual financial report,

including the Directors' report and financial

statements for the YE 30 JUN 2009, together with the

Independent Auditor's report will be laid before the

meetings; the combined reports of the Company and the

 Trust for the YE 30 JUN 2009 will also be laid

before the meeting; no resolution is required for

this item of business

PROPOSAL #2.: Elect Ms. Carolyn Hewson, as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires in accordance with the

Company's Constitution

PROPOSAL #3.: Re-elect Mr. Terry Williamson, as a              ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with the Company's Constitution

PROPOSAL #4.: Approve the Company's remuneration                ISSUER            YES             FOR                  FOR

report for the FYE 30 JUN 2009

PROPOSAL #5.: Approve, for all purposes, including            ISSUER            YES             FOR                  FOR

under the Corporations Act and the Listing Rules of

ASX Limited, for: a] the participation in the

Stockland Performance Rights Plan by Mr. M. Quinn,

Managing Director as to 1,260,000 performance rights;

 and b] the issue to and acquisition by Mr. M. Quinn

of those performance rights and, in consequence of

vesting of those performance rights, of Stockland

Stapled Securities, in accordance with the Stockland

Performance Rights Plan Rules as amended from time to

 time and on the basis as specified on items of

business accompanying the notice of meeting convening

 this meeting

PROPOSAL #6.: Ratify the issue of 42 million Stapled         ISSUER            YES             FOR                  FOR

Securities at an issue price of AUD 3.63 to Deutsche

Bank AG on 27 FEB2009

PROPOSAL #7.: Ratify the issue of 75 million Stapled         ISSUER            YES             FOR                  FOR

Securities at an issue price of AUD 2.70 to

professional investors on 28 MAY 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUEDZUCKER AG, MANNHEIM

  TICKER:                  N/A                 CUSIP:   D82781101

  MEETING DATE:      7/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2008/2009 FY

with the report of the Supervisory Board, the Group

financial statements and annual report, and the

report pursuant to Sections 289(4) and 315(4) of the

German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 75,748,203.02 as follows:

 Payment of a dividend of EUR 0.40 per share EUR

6,759.82 shall be carried forward Ex-dividend and

payable date: 22 JUL 2009

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Election Mr. Georg Koch to the                       ISSUER            YES         AGAINST           AGAINST

Supervisory Board

PROPOSAL #6.: Appointment of Auditors for the                     ISSUER            YES             FOR                  FOR

2009/2010 FY: PricewaterhouseCoopers AG, Frankfurt

PROPOSAL #7.: Creation of authorized capital, and the        ISSUER            YES             FOR                  FOR

 Corresponding amendment to the Articles of

Association, the Board of Managing Directors shall be

 authorized, with the consent of the Supervisory

Board, to increase the share capital by up to EUR

15,000,000 through the issue of new shares against

payment in cash and/or kind, on or before 30 JUN

2014, Shareholders shall be granted subscription

rights, except for the issue of shares against

payment in kind, for residual amounts, for the issue

of rights to holders of conversion or option rights,

and for the issue of new shares at a price not

materially below their market price

PROPOSAL #8.: Authorization to acquire own shares the        ISSUER            YES             FOR                  FOR

 Company shall be authorized to acquire own shares of

 up to 10% of its share capital, at prices not

deviating more than 10% from the market price, on or

before 20 JAN 2011 the Board of Managing Directors

shall be authorized to dispose of the shares in a

manner other than the stock exchange or a rights

offering if the shares are sold at a price not

materially below their market price, to use the

shares for acquisition purposes or for the

fulfillment of conversion or option rights, and to

PROPOSAL #9.: Revision of the authorization to issue         ISSUER            YES             FOR                  FOR

profit sharing certificates or bonds, the creation of

 contingent capital, and the Corresponding amendments

 to the Articles of Association the previous

authorization to issue profit sharing certificates or

 bonds, and the related contingent capital, shall be

revoked, the Board of Managing Directors shall be

authorized, with the consent of the Supervisory

Board, to issue profit sharing certificates or bonds

of up to EUR 400,000,000, conferring a conversion or

option right for new shares of the Company, on or

before 20 JUL 2014 Shareholders shall be granted

subscription rights, except for residual amounts, and

 insofar as the profit sharing certificates or bonds

are issued at a price not materially below their

theoretical market value, as well as for the granting

 of subscription rights to holders of previously

granted option or conversion rights the share capital

 shall be increased by up to EUR 15,000,000 through

the issue of up to 15,000,000 new bearer shares,

insofar as conversion or option rights are exercised

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUMITOMO RUBBER INDUSTRIES,LTD.

  TICKER:                  N/A                 CUSIP:   J77884112

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUN HUNG KAI PROPERTIES LTD

  TICKER:                  N/A                 CUSIP:   Y82594121

  MEETING DATE:      12/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements and the reports of the Directors and

Auditors for the YE 30 JUN 2009

PROPOSAL #2.: Declare the final dividend                              ISSUER            YES             FOR                  FOR

PROPOSAL #3.i.a: Re-elect Mr. Chan Kwok-wai, Patrick         ISSUER            YES         AGAINST           AGAINST

as a Director

PROPOSAL #3.i.b: Re-elect Mr. Yip Dicky Peter as a            ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.i.c: Re-elect Professor Wong Yue-chim,            ISSUER            YES             FOR                  FOR

Richard as a Director

PROPOSAL #3.i.d: Re-elect Dr. Cheung Kin-tung, Marvin        ISSUER            YES             FOR                  FOR

 as a Director

PROPOSAL #3.i.e: Re-elect Dr. Li Ka-cheung, Eric as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.i.f: Re-elect Sir Po-shing Woo as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.i.g: Re-elect Mr. Kwan Cheuk-yin, William        ISSUER            YES             FOR                  FOR

 as a Director

PROPOSAL #3.i.h: Re-elect Mr. Lo Chiu-chun, Clement          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #3.i.i: Re-elect Mr. Kwok Ping-kwong, Thomas        ISSUER            YES             FOR                  FOR

 as a Director

PROPOSAL #3.ii: Approve to fix the Directors' fees            ISSUER            YES             FOR                  FOR

[the proposed fees to be paid to each Director, each

Vice Chairman and the Chairman for the FY ending 30

JUN 2010 are HKD 100,000, HKD 110,000 and HKD 120,000

 respectively]

PROPOSAL #4.: Re-appoint the Auditors and authorize          ISSUER            YES             FOR                  FOR

the Board of Directors to fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

[the Directors] during the relevant period to

repurchase shares of the Company and the aggregate

nominal amount of the shares which may be repurchased

 on The Stock Exchange of Hong Kong Limited or any

other stock exchange recognized for this purpose by

the Securities and Futures Commission of Hong Kong

and The Stock Exchange of Hong Kong Limited under the

 Hong Kong Code on Share Repurchases pursuant to the

approval in this resolution shall not exceed 10% of

the aggregate nominal amount of the share capital of

the Company in issue at the date of passing this

resolution; [Authority expires at the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required by its Articles of

Association or by the laws of Hong Kong to be held]

PROPOSAL #6.: Authorize the Directors, subject to              ISSUER            YES         AGAINST           AGAINST

this resolution, to allot, issue and deal with

additional shares in the capital of the Company and

to make or grant offers, agreements, options and

warrants which might require during and after the end

 of the relevant period and the aggregate nominal

amount of share capital allotted or agreed

conditionally or unconditionally to be allotted

[whether pursuant to an option or otherwise] by the

Directors pursuant to the approval in this

resolution, otherwise than pursuant to, i) a rights

issue, ii) any option scheme or similar arrangement

for the time being adopted for the grant or issue to

Officers and/or Employees of the Company and/or any

of its subsidiaries of shares or rights to acquire

shares of the Company, iii) any scrip dividend or

similar arrangement providing for the allotment of

shares in lieu of the whole or part of a dividend on

shares of the Company in accordance with the Articles

 of Association of the Company, shall not exceed the

aggregate of: 10% ten per cent of the aggregate

nominal amount of the share capital of the Company in

 issue at the date of passing this resolution plus;

[if the Directors are so authorized by a separate

ordinary resolution of the shareholders of the

Company] the nominal amount of share capital of the

Company repurchased by the Company subsequent to the

passing of this resolution [up to a maximum

equivalent to 10% of the aggregate nominal amount of

the share capital of the Company in issue at the date

 of passing this resolution], and the said approval

shall be limited accordingly; [Authority expires at

the earlier of the conclusion of the next AGM of the

Company or the expiration of the period within which

the next AGM of the Company is required by its

Articles of Association or by the laws of Hong Kong

PROPOSAL #7.: Authorize the Directors to exercise the        ISSUER            YES         AGAINST           AGAINST

 powers of the Company referred to Resolution 6

convening this meeting in respect of the share

capital of the Company referred to in such resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUNCORP METWAY LTD, SPRING HILL QLD

  TICKER:                  N/A                 CUSIP:   Q8802S103

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report and the            ISSUER             NO              N/A                  N/A

reports of the Directors and the Auditor for the YE

30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #3.A: Re-elect Dr. I. D. Blackburne as a              ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with the Clause 24.7 of the Company's Constitution

PROPOSAL #3.B: Re-elect Ms. P. J. Dwyer as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires in accordance with the

Clause 24.7 of the Company's Constitution

PROPOSAL #3.C: Re-elect Mr. E. J. Kulk as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires in accordance with the

Clause 24.7 of the Company's Constitution

PROPOSAL #3.D: Re-elect Mr. G. T. Ricketts as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with the Clause 24.7 of the Company's Constitution

PROPOSAL #S.4: Amend the Company's Constitution by:          ISSUER            YES             FOR                  FOR

replacing Clauses 24.2 (a) with the specified

wordings; by inserting the specified new paragraph in

 Clause 24.2; and by inserting the specified

definitions in appropriate alphabetical order in

Clause 3.1

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SWEDBANK AB, STOCKHOLM

  TICKER:                  N/A                 CUSIP:   W9423X102

  MEETING DATE:      9/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the Meeting and in                        ISSUER             NO              N/A                  N/A

connection therewith address by the Chair

PROPOSAL #2.: Election of Counsel Axel Calissendorff         ISSUER             NO              N/A                  N/A

as the Meeting Chairman

PROPOSAL #3.: Preparation and approval of the voting         ISSUER             NO              N/A                  N/A

list

PROPOSAL #4.: Approval of the agenda                                     ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Appointment of 2 persons to verify the         ISSUER             NO              N/A                  N/A

minutes

PROPOSAL #6.: Resolution on whether the Meeting has          ISSUER             NO              N/A                  N/A

been properly convened

PROPOSAL #7.: Approve: a) the new issue of ordinary          ISSUER            YES             FOR                  FOR

shares with preferential rights for the shareholders,

 subject to the specified main terms; b) in order to

facilitate the new issue pursuant to point (a) of

this resolution, if and to the extent it is required

by reason of the subscription price in the new issue

is being set at a price lower than the quotient value

 of the shares [currently SEK 21], to transfer that

the requisite amount, however not more than SEK 5

billion, to the bank's share capital from other

shareholders' equity

PROPOSAL #8.: Approve: a) in order to facilitate the         ISSUER            YES         AGAINST           AGAINST

new issue pursuant to point (c) of this resolution,

to reduce the share capital of the bank, which

presently amounts to SEK 16,234,262,478, by SEK

4,638,360,708 without redemption of shares, to be

transferred to a fund to be used pursuant to a

resolution adopted by a general meeting; following

the reduction, the share capital of the bank will

amount to SEK 11,595,901,770 divided into 773,060,118

 shares, each share with a quotient value of SEK 15;

b) in order to enable the new issue pursuant to point

 (c) of this resolution, to amend the Article 3, 1st

Paragraph of the Articles of Association insofar that

 the share capital of the bank shall be not less than

 SEK 15,000,000,000 and not more than SEK

60,000,000,000 and the number of shares shall be not

less than 1,000,000,000 and not more than

4,000,000,000; c) a new issue of ordinary shares with

 preferential rights for the shareholders, subject to

 the specified main terms; d) in order to facilitate

the new issue pursuant to point (c) of this

resolution, if and to the extent it is required by

reason of the subscription price in the new issue is

being set at a price lower than the quotient value of

 the shares [following the reduction pursuant to

point (a) of this resolution], SEK 15, to transfer

the requisite amount, however not more than SEK 6

billion, to the Bank's share capital from other

PROPOSAL #9.: Approve: a) in order to enable the                ISSUER            YES         AGAINST           AGAINST

reduction of share capital pursuant to Point (b) of

this resolution, to amend Article 3, 1st Paragraph of

 the Articles of Association insofar that the share

capital of the bank shall be not less than SEK

5,000,000,000 and not more than SEK 20,000,000,000;

b) in order to facilitate the new issue pursuant to

Point (d) of this resolution, to reduce the share

capital of the bank, which presently amounts to SEK

16,234,262,478, by SEK 8,503,661,298, without

redemption of shares, to be transferred to a fund to

be used pursuant to a resolution adopted by a general

 meeting; following the reduction, the share capital

of the bank will amount to SEK 7,730,601,180, divided

 into 773,060,118 shares, each share with a quotient

value of SEK 10; c) in order to enable the new issue

pursuant to Point (d) of this resolution, to amend

the Article 3, 1st Paragraph of the Articles of

Association insofar that the share capital of the

bank shall be not less than SEK 15,000,000,000 and

not more than SEK 60,000,000,000 and the number of

shares shall be not less than 1,500,000,000 and not

more than 6,000,000,000; d) a new issue of ordinary

shares with preferential rights for the shareholders,

 subject to the specified main terms; e) in order to

facilitate the new issue pursuant to Point (d) of

this resolution, if and to the extent it is required

by reason of the subscription price in the new issue

is being set at a price lower than the quotient value

 of the shares [following the reduction pursuant to

this resolution], SEK 10, to transfer the requisite

amount, however not more than SEK 23 billion, to the

bank's share capital from other shareholders' equity

PROPOSAL #10.: Approve: a) in order to enable the              ISSUER            YES         AGAINST           AGAINST

reduction of share capital pursuant to point (b) of

this resolution, amend Article 3, 1st Paragraph of

the Articles of Association insofar that the share

capital of the bank shall be not less than SEK

1,000,000,000 and not more than SEK 4,000,000,000; b)

 in order to facilitate the new issue pursuant to

point (d) of this resolution, to reduce the share

capital of the bank, which presently amounts to SEK

16,234,262,478, by SEK 14,688,142,242, without

redemption of shares, to be transferred to a fund to

be used pursuant to a resolution adopted by a general

 meeting; following the reduction, the share capital

of the bank will amount to SEK 1,546,120,236, divided

 into 773,060,118 shares, each share with a quotient

value of SEK 2; c) in order to enable the new issue

pursuant to point (d) of this resolution, to amend

Article 3, 1st Paragraph of the Articles of

Association insofar that the share capital of the

bank shall be not less than SEK 10,000,000,000 and

not more than SEK 40,000,000,000 and the number of

shares shall be not less than 5,000,000,000 and not

more than 20,000,000,000; d) a new issue of ordinary

shares with preferential rights for the shareholders,

 subject to the specified main terms; e) in order to

facilitate the new issue pursuant to point (d) of

this resolution, if and to the extent it is required

by reason of the subscription price in the new issue

is being set at a price lower than the quotient value

 of the shares [following the reduction pursuant to

this resolution], SEK 2, to transfer the requisite

amount, however not more than SEK 15 billion, to the

PROPOSAL #11.: Closing of the meeting                                    ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TABCORP HLDGS LTD

  TICKER:                  N/A                 CUSIP:   Q8815D101

  MEETING DATE:      10/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and            ISSUER             NO              N/A                  N/A

the reports of the Directors and the Auditor in

respect of the YE 30 JUN 2009

PROPOSAL #2.A: Re-elect Dr. Zygmunt Switkowski as a          ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with the Constitution of the Company

PROPOSAL #2.B: Elect Mrs. Jane Hemstritch as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who retires

PROPOSAL #3.: Adopt the remuneration report [which            ISSUER            YES             FOR                  FOR

forms part of the Directors' report] in respect of

the YE 30 JUN 2009

PROPOSAL #4.: Approve to grant 326,086 Performance            ISSUER            YES             FOR                  FOR

Rights to the Managing Director and Chief Executive

Officer of the Company, Mr. Elmer Funke Kupper, under

 the Tabcorp Long Term Performance Plan, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TATTS GROUP LTD

  TICKER:                  N/A                 CUSIP:   Q8852J102

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Chairman and Chief Executive                          ISSUER             NO              N/A                  N/A

Presentations

PROPOSAL #2.: Receive and consider the financial                ISSUER             NO              N/A                  N/A

report for the Company and its controlled entities

for the period ended 30 JUN 2009 together with the

Directors' report and the Auditor's report as

specified in the annual report

PROPOSAL #3.a: Re-elect Mr. Robert Bentley as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with the Constitution

PROPOSAL #3.b: Re-elect Mr. Harry Boon as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires in accordance with the

Constitution

PROPOSAL #4.: Adopt the remuneration report forming          ISSUER            YES             FOR                  FOR

part of the Directors' report for the period ended 30

 JUN 2009

PROPOSAL #5.: Approve to grant under the Company's            ISSUER            YES             FOR                  FOR

Long Term Incentive Plan of up to 750,000 performance

 rights to Mr. Dick Mcllwain over a 3 year period as

specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELE2 AB

  TICKER:                  N/A                 CUSIP:   W95878117

  MEETING DATE:      8/26/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Election of Chairman of the EGM                      ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Preparation and approval of the voting         ISSUER             NO              N/A                  N/A

list

PROPOSAL #3.: Approval of the agenda                                     ISSUER             NO              N/A                  N/A

PROPOSAL #4.: Election of 1 or 2 persons to check and        ISSUER             NO              N/A                  N/A

 verify the minutes

PROPOSAL #5.: Determination of whether the meeting            ISSUER             NO              N/A                  N/A

has been duly convened

PROPOSAL #6.: Approve to entitle the holders of Class        ISSUER            YES             FOR                  FOR

 A shares to reclassify their Class A shares into

Class B shares, upon which time 1 Class A share shall

 be eligible for reclassification into 1 Class B

share; an application for reclassification shall be

made during the period 26 AUG 2009 through 31 DEC

2009; the reclassification request may include some

or all of the shareholder's Class A shares and should

 either state the number of Class A shares that shall

 be reclassified, or the fraction [stated in

percentage with no more than 2 decimals] of the total

 number of votes in the Company that the Class A

shareholder wants to hold after the reclassification;

 an application for reclassification shall be made in

 writing to the Board of Directors which will

thereafter handle the issue of reclassification

PROPOSAL #7.: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELECOM CORPORATION OF NEW ZEALAND LTD

  TICKER:                  N/A                 CUSIP:   Q89499109

  MEETING DATE:      10/1/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

remuneration of the Auditors, KPMG

PROPOSAL #2.: Re-elect Mr. Wayne Boyd as a Director          ISSUER            YES             FOR                  FOR

of Telecom

PROPOSAL #3.: Re-elect Mr. Ron Spithill as a Director        ISSUER            YES             FOR                  FOR

 of Telecom

PROPOSAL #4.: Re-elect Dr. Sachio Semmoto as a                   ISSUER            YES             FOR                  FOR

Director of Telecom

PROPOSAL #5.: PLEASE NOTE THAT THIS IS A SHAREHOLDER         ISSUER            YES         AGAINST               FOR

PROPOSAL: Elect Dr. Tim Rooke as a Director of Telecom

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELENOR ASA, FORNEBU

  TICKER:                  N/A                 CUSIP:   R21882106

  MEETING DATE:      11/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the notice and the agenda of            ISSUER            YES             FOR                  FOR

the EGM

PROPOSAL #2.: Elect a representative to sign the                ISSUER            YES             FOR                  FOR

minutes of the EGM together with the Chairman of the

meeting

PROPOSAL #3.: Amend Section 8 of the Articles of                ISSUER            YES             FOR                  FOR

Association as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELSTRA CORPORATION LTD

  TICKER:                  N/A                 CUSIP:   Q8975N105

  MEETING DATE:      11/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Chairman and CEO presentations                       ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

FYE 30 JUN 2009

PROPOSAL #3.: To discuss the Company's financial                ISSUER             NO              N/A                  N/A

statements and reports for the YE 30 JUN 2009

PROPOSAL #4.A: Re-elect Mr. Geoffrey Cousins as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.B: Elect Mr. Steve Vamos as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #4.C: Elect Mr. John Stanhope as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #4.D: Re-elect Mr. John Zeglis as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.E: Re-elect Dr. John Stocker as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.F: Elect Mr. Russell Higgins as a Director      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TESCO PLC

  TICKER:                  N/A                 CUSIP:   G87621101

  MEETING DATE:      7/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors report and the            ISSUER            YES             FOR                  FOR

accounts for the period ended 28 FEB 2009

PROPOSAL #2.: Approve the remuneration report                      ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Mr. R. Brasher as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Mr. P. Clarke as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-elect Mr. A. Higginson as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-elect Mr. C. Allen as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Re-elect Dr. H. Einsmann as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Elect Ms. J. Tammenoms Bakker as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #10.: Elect Mr. P. Cescau as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #11.: Elect Mr. K. Hanna as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #12.: Elect Mr. L. McIlwee as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #13.: Re-appoint the Auditors                                  ISSUER            YES             FOR                  FOR

PROPOSAL #14.: Authorize the Directors to set the              ISSUER            YES             FOR                  FOR

Auditors remuneration

PROPOSAL #15.: Approve to increase the authorized              ISSUER            YES             FOR                  FOR

share capital of the Company

PROPOSAL #16.: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

relevant securities

PROPOSAL #S.17: Approve to disapply pre-emption rights      ISSUER            YES             FOR                  FOR

PROPOSAL #S.18: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #19.: Grant authority the political                       ISSUER            YES             FOR                  FOR

donations by the Company and its subsidiaries

PROPOSAL #20.: Adopt the Tesco PLC Group Bonus Plan          ISSUER            YES             FOR                  FOR

2009

PROPOSAL #21.: Amend the Tesco PLC 2004 Discretionary        ISSUER            YES             FOR                  FOR

 Share Option Plan

PROPOSAL #S.22: Grant authority the short notice                ISSUER            YES             FOR                  FOR

general meetings

PROPOSAL #S.23: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         AGAINST               FOR

 SHAREHOLDER PROPOSAL: Approve the requisitionists

resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE CARPHONE WAREHOUSE GROUP PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G5344S105

  MEETING DATE:      7/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' report and                 ISSUER            YES         AGAINST           AGAINST

accounts for the period ended 31 MAR 2009

PROPOSAL #2.: Approve the remuneration report                      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Mr. David Mansfield as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #5.: Re-elect Mr. Baroness Morgan as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #6.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES         AGAINST           AGAINST

 and authorize the Audit Committee to agree the

Auditors' remuneration

PROPOSAL #7.: Approve the CPWG VES                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #8.: Approve the loans made pursuant to the         ISSUER            YES         AGAINST           AGAINST

CPWG VES

PROPOSAL #9.: Authorize the Directors to deal with            ISSUER            YES         AGAINST           AGAINST

all matters in respect of the CPWG VES

PROPOSAL #10.: Approve the TTG VES                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #11.: Approve the loans made pursuant to the        ISSUER            YES         AGAINST           AGAINST

 TTG VES

PROPOSAL #12.: Authorize the Directors to deal with          ISSUER            YES         AGAINST           AGAINST

all matters in respect of the TTG VES

PROPOSAL #S.13: Approve to call general meetings                ISSUER            YES             FOR                  FOR

other than AGM's on not less than 14 days' notice

PROPOSAL #S.14: Approve to allot shares                                ISSUER            YES             FOR                  FOR

PROPOSAL #S.15: Approve to disapply pre-emption rights      ISSUER            YES             FOR                  FOR

PROPOSAL #S.16: Grant authority to repurchase shares         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE LINK REAL ESTATE INVESTMENT TRUST

  TICKER:                  N/A                 CUSIP:   Y5281M111

  MEETING DATE:      7/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Acknowledge the audited financial                 ISSUER             NO              N/A                  N/A

statements of The Link Real Estate Investment Trust

[The Link REIT] together with the Auditors' report

for the FYE 31 MAR 2009

PROPOSAL #2.: Acknowledge the appointment of the                ISSUER             NO              N/A                  N/A

Auditors of The Link REIT and the fixing of their

remuneration

PROPOSAL #3.: Re-appoint Mr. George Kwok Lung                     ISSUER            YES             FOR                  FOR

Hongchoy as a Director of The Link Management

Limited, as a Manager of The Link REIT [the

''Manager''], who retires pursuant to Article 121 of

the Articles of Association of the Manager

PROPOSAL #4.A: Re-elect Mr. Michael Ian Arnold as a          ISSUER            YES             FOR                  FOR

Director of the Managers, who will retire by rotation

 pursuant to Article 125 of the Articles of

Association of the Manager

PROPOSAL #4.B: Re-elect Mr. Anthony Chow Wing Kin as         ISSUER            YES             FOR                  FOR

a Director of the Managers, who will retire by

rotation pursuant to Article 125 of the Articles of

Association of the Manager

PROPOSAL #4.C: Re-elect Dr. Allan Zeman of the                   ISSUER            YES             FOR                  FOR

Manager, as a Director of the Managers, who will

retire by rotation pursuant to Article 125 of the

Articles of Association of the Manager

PROPOSAL #5.: Approve the exercise by the Managers,          ISSUER            YES             FOR                  FOR

during the relevant period of all the power of The

Link REIT, to make on-market repurchase of the units

of The Link REIT on the Stock Exchange of Hong Kong

Limited, subject to and in accordance with the trust

deed constituting The link REIT [the ''Trust Deed''],

 the laws of Hong Kong, the Code on Real Estate

Investment Trusts [ the ''REIT Code''] and the

guidelines issued by the Securities and Futures

Commission of Hong Kong from time to time and the

terms, not exceeding 10% of the total number of units

 of The Link REIT in issue at the date of passing

this resolution, as specified; [Authority expires the

 earlier at the conclusion of the next AGM of The

Link REIT or the expiration of the period within

which the next AGM of the Company is to be held by

Trust Deed, the REIT Code or any applicable law of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THOMSON REUTERS PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G8847Z105

  MEETING DATE:      8/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve [with or without modification]         ISSUER            YES             FOR                  FOR

a scheme of arrangement [the Scheme of Arrangement]

proposed to be made between Thomson Reuters PLC and

the holders of the scheme shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THOMSON REUTERS PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G8847Z105

  MEETING DATE:      8/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, for the purpose of giving              ISSUER            YES             FOR                  FOR

effect to the scheme of arrangement [the scheme]

dated 08 JUL 2009 in its original form or with or

subject to any modification, addition or condition

approved or imposed by the High Court of Justice in

England and Wales [the Court] proposed to be made

between Thomson Reuters PLC and the holders of the

scheme shares [as specified in the Scheme]: [a]at the

 Reorganization record time [as specified]: each

scheme share in respect of which a valid election

under the Transfer Alternative [as specified] has

been made shall be reclassified into one T ordinary

share of GBP 0.25 each [the T ordinary shares], such

T ordinary shares having the rights as specified in

new Articles 3 and 10 to be adopted pursuant to

Section [b] of this resolution; and [ii] each

Excluded Share [as specified] shall be reclassified

into one E Ordinary share of GBP 0.25 each [the E

ordinary shares], such E ordinary Share having the

rights set out in new Articles 3 and 10 to be adopted

 pursuant to Section [b] of this resolution; [b] with

 effect from the reclassifications referred to in

Section [a] of this Resolution, Articles 3 and 10 of

the Articles of Association of Thomson Reuters PLC

[the Articles] shall be replaced by the as specified

new Articles 3 and 10; [c] the scheme and authorize

the Directors of Thomson Reuters Corporation and

Thomson Reuters PLC to take all such action as they

may consider necessary or appropriate for carrying

the Scheme into effect; for the purpose of giving

effect to the Scheme: the issued share capital of

Thomson Reuters PLC be reduced by cancelling and

extinguishing the Ordinary Shares [as specified]

other than: [i] those scheme shares in respect of

which valid elections have been made under the

Transfer Alternative [such scheme shares to be

reclassified as T ordinary shares following the

reclassifications referred to in Section [a] of this

resolution taking effect] and [ii] any Excluded

Shares [such Excluded Shares to be reclassified as E

Ordinary Shares following the reclassifications

referred to in Section [a] of this Resolution taking

effect], and forthwith and contingently upon such

reduction of capital taking effect: the authorized

share capital of Thomson Reuters PLC be increased to

its former amount by the creation of such number of

Ordinary Shares [New Thomson Reuters PLC Shares] as

is equal to the aggregate number of Ordinary Shares

cancelled pursuant to Section [c][ii][A] of this

resolution; Thomson Reuters PLC shall apply the

reserve arising as a result of such reduction of

capital in paying up, in full at par, the New Thomson

 Reuters PLC shares, which shall be allotted and

issued, credited as fully paid, to Thomson Reuters

Corporation and/or its nominee or nominees; and

authorize the Directors of Thomson Reuters PLC, for

the purposes of Section 80 of the Companies Act 1985,

 to allot the New Thomson Reuters PLC shares provided

 that: the maximum nominal amount of share capital

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THYSSENKRUPP AG, DUISBURG/ESSEN

  TICKER:                  N/A                 CUSIP:   D8398Q119

  MEETING DATE:      1/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2008/2009 FY

with the report of the Supervisory Board, the Group

financial statements and Group annual report as well

as the report by the Board of Managing Directors

pursuant to Sections 289(4) and 315(4) of the German

Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distribution profit of EUR 154,346,713.20 as follows:

 payment of a dividend of EUR 0.30 per no-par share

EUR 15,304,665.60 shall be carried forward ex-

dividend and payable date: 22 JAN 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Approval of the remuneration system for        ISSUER            YES             FOR                  FOR

 the Members of the Board of Managing Directors

PROPOSAL #6.1.: Elections to the Supervisory Board:          ISSUER            YES             FOR                  FOR

Professor. Dr.-Ing. Dr.-Ing. E.h. Hans-Peter keitel

PROPOSAL #6.2.: Elections to the Supervisory Board:          ISSUER            YES             FOR                  FOR

Professor. Dr. Ulrich Lehner

PROPOSAL #6.3.: Elections to the Supervisory Board:          ISSUER            YES             FOR                  FOR

Professor. Dr. Bernhard Pellens

PROPOSAL #6.4.: Elections to the Supervisory Board:          ISSUER            YES             FOR                  FOR

Dr. Henning Schulte-Noelle

PROPOSAL #6.5.: Elections to the Supervisory Board:          ISSUER            YES             FOR                  FOR

Christian Streiff

PROPOSAL #6.6.: Elections to the Supervisory Board:          ISSUER            YES             FOR                  FOR

Juergen R. Thumann

PROPOSAL #6.7.: Elections to the Supervisory Board:          ISSUER            YES             FOR                  FOR

Professor. Dr. Beatrice Weder Di Mauro

PROPOSAL #7.: Appointment of Auditors for the                     ISSUER            YES             FOR                  FOR

2009/2010 FY: KPMG AG, Berlin

PROPOSAL #8.: Renewal of the authorization to acquire        ISSUER            YES         AGAINST           AGAINST

 own shares, the Company shall be authorized to

acquire own shares of up to 10% of the Company's

share capital through the Stock Exchange at a price

not deviating more than 5% from the market price, or

by way of a public repurchase offer at a price not

deviating more than 10% from the market price of the

shares, on or before 20 JAN 2015, the Board of

Managing Directors shall be authorized to retire the

shares, to dispose of the shares in a manner other

than the Stock Exchange or an offer to all

shareholders if the shares are sold at a price not

materially below their market price, to offer the

shares to employees of the Company and its

affiliates, and to use the shares in connection with

mergers and acquisitions against payment in kind or

for satisfying conversion or option rights

PROPOSAL #9.: Authorization to use derivatives for            ISSUER            YES         AGAINST           AGAINST

the acquisition of own shares supplementary to Item

8, the Company shall also be authorized to use put

and call options for the acquisition of own shares of

 up to 5% of the Company's share capital, at prices

not deviating more than 10% from the market price of

the shares

PROPOSAL #10.: Amendments to the Articles of                       ISSUER            YES             FOR                  FOR

Association in accordance with the Law on the

Implementation of the Shareholder Rights Directive

(ARUG) - Section 17(1), in respect of shareholders

being entitled to participate and vote at the

shareholders meeting if they register with the

Company by the sixth day prior to the meeting -

Section 17(2), in respect of shareholders being

obliged to provide evidence of their shareholding as

per the statutory record date - Section 17(3), in

respect of proxy-voting instructions also being

issued electronically in a manner determined by the

Company - Section 17(4), in respect of the Board of

Managing Directors being authorized to provide for

online-participation at a shareholders meeting -

Section 17(5), in respect of the Board of Managing

Directors being authorized to provide for the

shareholders to exercise their right to vote, without

 participating at the meeting, in writing or by way

of electronic means of communication - Section 18(3),

 in respect of the chairman of the shareholders

meeting being authorized to permit the audiovisual

transmission of the shareholders meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOKYO TATEMONO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J88333117

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Amend Articles to:Expand Business Lines        ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Provision of Retirement                     ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOLL HOLDINGS LTD, MELBOURNE VIC

  TICKER:                  N/A                 CUSIP:   Q9104H100

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial          ISSUER             NO              N/A                  N/A

statements of the Company and its controlled entities

 for the YE 30 JUN 2009 and the related Directors'

report and the Auditors' report

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #3.: Re-elect Mr. Harry Boon as a Director          ISSUER            YES             FOR                  FOR

of the Company, who retires by rotation in accordance

 with the Article 17 of the Company's Constitution

PROPOSAL #S.4: Approve to renew the proportional                ISSUER            YES             FOR                  FOR

takeover approval provisions contained in Article

8.13 of, and Schedule 2 of, the Constitution for a

further 3 years from their date of expiry on 02 NOV

PROPOSAL #5.: Approve to grant the options and/or              ISSUER            YES             FOR                  FOR

rights to Executives of the Company, under Senior

Executive Option & Right Plan [or any successor

plan], as specified for all purposes including ASX

Listing Rule 7.2 Exception 9(b)

PROPOSAL #6.: Approve, to grant the options up to the        ISSUER            YES             FOR                  FOR

 maximum value of AUD 1,980,000 to Mr. Paul little,

under the Senior Executive Option & Right Plan [or

any successor or amended plan], on the terms as

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TONENGENERAL SEKIYU K.K.

  TICKER:                  N/A                 CUSIP:   J8657U110

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors and Corporate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRANSURBAN GROUP, MELBOURNE VIC

  TICKER:                  N/A                 CUSIP:   Q9194A106

  MEETING DATE:      10/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial reports,                       ISSUER             NO              N/A                  N/A

Directors' reports, the responsible entity's report

and the Auditor's reports contained within the

Transurban Group Annual Report for the YE 30 JUN 2009

PROPOSAL #2.a: Re-elect Neil Chatfield as a Director,        ISSUER            YES             FOR                  FOR

 who retires in accordance with Rule 35(b) of the

Constitution

PROPOSAL #2.b: Re-elect Rodney Slater as a Director,         ISSUER            YES             FOR                  FOR

who retires in accordance with Rule 35(b) of the

Constitution

PROPOSAL #2.c: Re-elect Bob Edgar as a Director, who         ISSUER            YES             FOR                  FOR

retires in accordance with Rule 35(b) of the

Constitution

PROPOSAL #2.d: Re-elect Jennifer Eve as a Director,          ISSUER            YES             FOR                  FOR

who retires in accordance with Bye-law 46.7 of the

TIL Bye-laws

PROPOSAL #3.: Approve the remuneration report for the        ISSUER            YES         AGAINST           AGAINST

 FYE 30 JUN 2009

PROPOSAL #4.: Appoint PricewaterhouseCoopers as the          ISSUER            YES             FOR                  FOR

Auditor of TIL and authorize the Directors of TIL to

fix the Auditor's remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TREND MICRO INCORPORATED

  TICKER:                  N/A                 CUSIP:   J9298Q104

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UCB SA, BRUXELLES

  TICKER:                  N/A                 CUSIP:   B93562120

  MEETING DATE:      11/6/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Acknowledgment of and discussion on a         ISSUER             NO              N/A                  N/A

special report by the Board of Directors in

accordance with Articles 583, 596 - applied on an ad

hoc basis - and 602 of the Belgian Companies Code

regarding the attachment to the Bonds (as defined and

 described in item 2 below) of a right to convert the

 Bonds into up to a maximum of 12,904,558 new

ordinary shares of the Company

PROPOSAL #1.2: Acknowledgment of and discussion on a         ISSUER             NO              N/A                  N/A

report by the Statutory Auditors of the Company in

accordance with Article 596 - applied on an ad hoc

basis - and 602 of the Belgian Companies Code

regarding the attachment to the Bonds of a right to

convert the Bonds into up to a maximum of 12,904,558

new ordinary shares of the Company

PROPOSAL #2.: Approve the attachment of a conversion         ISSUER             NO              N/A                  N/A

right to the senior unsecured bonds due 2015 [the

'Bonds'] which have been issued by the Company for an

 aggregate principal amount of EUR 500 million and

placed with institutional investors following an

accelerated book-building procedure on 30 SEP 2009

and an over-allotment option granted to the banks

managing the placement and exercised on the 01 OCT

2009; consequently, as far as necessary and

applicable, acknowledge the cancellation of the

preferential subscription rights of the shareholders;

 the conversion shall be permitted in accordance with

 and subject to the terms and conditions set forth in

 annex to the special report of the Board of

Directors referred to above in item 1.1 (the Terms

and Conditions)

PROPOSAL #3.I: Approve, as a consequence of the                 ISSUER             NO              N/A                  N/A

attachment of the conversion right to the Bonds: to

increase the share capital of the Company, subject to

 and to the extent of the conversion of Bonds into

new shares in accordance with the terms and

conditions, to up to a maximum amount of EUR

38,713,674 (being EUR 3.00 per share issued) by means

 of a contribution in kind of bonds presented to the

Company, through the issuance of maximum 12,904,558

ordinary shares without nominal value (the

'Contribution in Kind'), with the same rights and

benefits as the existing ordinary shares of the

Company, which will participate in the profits of the

 Company on the same footing as existing shares

PROPOSAL #3.II: Approve, as a consequence of the                ISSUER             NO              N/A                  N/A

attachment of the conversion right to the Bonds, to

allocate the remaining value of the Contribution in

Kind, i.e. an amount of maximum EUR 461,286,326

(being EUR 35.746 per share issued), subject to

adjustments in accordance with the terms and

conditions, to the issuance premium account of the

Company, which is an account that provides the same

guarantee to third parties as the one provided by the

 share capital of the Company and that may not be

abolished nor the amounts it contains be distributed

except further to a resolution by the Shareholders

Meeting resolving in accordance with the requirements

 referred to in Article 612 of the Belgian Companies

PROPOSAL #4.i: Approve: pursuant to Article 556 of            ISSUER             NO              N/A                  N/A

the Belgian Companies Code, to provide to

bondholders, in accordance with the terms and

conditions of the bonds, certain rights likely to

affect the Company' assets or which could give rise

to a debt of or a commitment by the Company, subject

to a change of control over the Company;

PROPOSAL #4.ii: Approve: pursuant to Article 556 of          ISSUER             NO              N/A                  N/A

the Belgian Company Code, the provision granting to

the holders of bonds that the Company may issue

through a public offering, before 31 DEC 2009,

denominated in EUR, with a maturity not exceeding 10

years, the right to obtain the redemption, or the

right to require the repurchase, of such bonds in an

amount not in excess of 102% of the outstanding

principal amount plus accrued and unpaid interest of

such bonds, in the event of a take-over bid or a

change of control of the Company, as would be

provided in the terms and conditions relating to such

 bonds; if such bond issue would be launched after

the date of this general shareholders' meeting, it

would be disclosed through a press release, which

would summarize the applicable change of control

provision and mention the total amount of bonds and

notes already issued by the Company that are subject

to a change of control provision approved under this

resolution

PROPOSAL #5.I: Authorize the Board of Directors of            ISSUER             NO              N/A                  N/A

the Company and the Boards of its direct

subsidiaries, for a period of 5 years starting after

the date of the general shareholders' meeting which

will deliberate this point, to acquire shares of UCB,

 up to maximum 20% of the issued shares, for exchange

 values equivalent to the closing price of the UCB

share on Euronext Brussels on the day immediately

preceding the acquisition, plus a maximum of 15% or

minus a maximum of 15%, taking also into account any

applicable legal requirement

PROPOSAL #5.II: Approve to add the specified                       ISSUER             NO              N/A                  N/A

paragraph at the end of Article 12 of the Articles of

PROPOSAL #6.I: Appoint Sir Tom McKillop as a                       ISSUER             NO              N/A                  N/A

Director, for the period provided by Article 15 of

the Articles of Association, i.e. until after the AGM

PROPOSAL #6.II: Acknowledge that Sir Tom McKillop              ISSUER             NO              N/A                  N/A

fulfills the independence criteria mentioned in

Article 526ter of the Companies Code; and that he is

appointed as an Independent Director in the meaning

of this legal provision

PROPOSAL #7.1.I: Authorize 2 Members of the Executive        ISSUER             NO              N/A                  N/A

 Committee or 1 Member of the Executive Committee and

 the Secretary General of the Company, acting

jointly, to determine in accordance with the

resolutions above as adopted by the Shareholders

Meeting, the exact amount of each capital increase

and the exact number of shares to be issued

PROPOSAL #7.1II: Authorize 2 Members of the Executive        ISSUER             NO              N/A                  N/A

 Committee or 1 Member of the Executive Committee and

 the Secretary General of the Company, acting

jointly, to have the realization of each capital

increase recorded before a notary public, to allocate

 the conversion price of the Bonds as referred to

above and to subsequently amend the Articles of

Association with respect to the amount of the share

capital and the number of shares

PROPOSAL #7.2: Authorize the notary public, with                ISSUER             NO              N/A                  N/A

right of substitution, to amend, to the extent

necessary, as a result of the amendments to the

Articles of Association relating to the capital

increase and to the disposal of own shares, the

records of the Company held with the register of

legal entities and to carry out any other formalities

 required further to the capital increase

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNICREDIT SPA, GENOVA

  TICKER:                  N/A                 CUSIP:   T95132105

  MEETING DATE:      11/13/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase capital for a max          ISSUER             NO              N/A                  N/A

counter value of EUR 4,000,000,000.00, through the

issue of ordinary shares, to be offered to the

ordinary and saving shareholders, as per Article 2441

 of Italian Civil Code; any adjournment thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNILEVER NV

  TICKER:                  N/A                 CUSIP:   N8981F271

  MEETING DATE:      10/8/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening and announcements                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Discussion the report and the financial        ISSUER             NO              N/A                  N/A

 statements for the period 01 JUL 2008 to 30 JUN 2009

PROPOSAL #3.: As a consequence of the periodic                   ISSUER             NO              N/A                  N/A

rotation of Office Mr. J.H. Schraven will step down

as per the date of the 1st meeting of the Board of

the Administration Office to be held in 2010,

consequently a vacancy will arise in the Board, the

Board intends to fill this vacancy by re-appointing

Mr. Schraven, in accordance with Article 5.4 of its

Articles of Association, the Board wishes to inform

the holders of depositary receipts issued by the

Administration Office of this vacancy

PROPOSAL #4.: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNITED UTILS GROUP PLC

  TICKER:                  N/A                 CUSIP:   G92755100

  MEETING DATE:      7/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and            ISSUER            YES             FOR                  FOR

reports of the Directors and Auditors

PROPOSAL #2.: Declare a final dividend of 22.03p per         ISSUER            YES             FOR                  FOR

ordinary share

PROPOSAL #3.: Approve the Directors remuneration                ISSUER            YES             FOR                  FOR

report

PROPOSAL #4.: Re-appoint Philip Green as a Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Re-appoint Paul Heiden as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-appoint Andrew Pinder as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-appoint the Auditors                                    ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Authorize the Directors to set the                ISSUER            YES             FOR                  FOR

Auditor's remuneration

PROPOSAL #9.: Authorize the Director for issue of              ISSUER            YES             FOR                  FOR

equity or equity-linked securities with pre-emptive

rights up to aggregate nominal amount of GBP

PROPOSAL #S.10: Grant authority the issue of equity          ISSUER            YES             FOR                  FOR

or equity-linked securities without Pre-emptive

rights up to aggregate nominal amount of GBP 1,703,714

PROPOSAL #S.11: Authorize market purchases of                     ISSUER            YES             FOR                  FOR

68,148,563 its own Ordinary Shares by the Company

PROPOSAL #S.12: Approve that a general meeting other         ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 clear

days notice

PROPOSAL #13.: Authorize the Company and Subsidiaries        ISSUER            YES         AGAINST           AGAINST

 to make EU political donations to political parties

and/or Independent Election Candidates up to GBP

50,000, to Political organization other than

political parties up to GBP 50,000 and Incur EU

political expenditure up to GBP 5

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VANGUARD EUROPEAN STOCK INDEX FUND

  TICKER:                  VEURX             CUSIP:   922042205

  MEETING DATE:      7/2/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JOHN J. BRENNAN                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CHARLES D. ELLIS                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: EMERSON U. FULLWOOD                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RAJIV L. GUPTA                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: AMY GUTMANN                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOANN HEFFERNAN HEISEN                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: F. WILLIAM MCNABB III                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ANDRE F. PEROLD                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALFRED M. RANKIN, JR.                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PETER F. VOLANAKIS                              ISSUER            YES             FOR                  FOR

PROPOSAL #2A: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

PURCHASING AND SELLING REAL ESTATE.

PROPOSAL #2B: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: ISSUING

SENIOR SECURITIES.

PROPOSAL #2C: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: BORROWING

 MONEY.

PROPOSAL #2D: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: MAKING

LOANS.

PROPOSAL #2E: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

PURCHASING AND SELLING COMMODITIES.

PROPOSAL #2F: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

CONCENTRATING INVESTMENTS IN A PARTICULAR INDUSTRY OR

 GROUP OF INDUSTRIES.

PROPOSAL #2G: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

ELIMINATION OF OUTDATED FUNDAMENTAL POLICIES NOT

REQUIRED BY LAW.

PROPOSAL #03: SHAREHOLDER PROPOSAL THAT THE BOARD          SHAREHOLDER        YES         AGAINST               FOR

INSTITUTE PROCEDURES TO PREVENT HOLDING INVESTMENTS

IN COMPANIES THAT, IN THE JUDGMENT OF THE BOARD,

SUBSTANTIALLY CONTRIBUTE TO GENOCIDE OR CRIMES

AGAINST HUMANITY, THE MOST EGREGIOUS VIOLATIONS OF

HUMAN RIGHTS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VANGUARD MARKET LIQUIDITY FUND

  TICKER:                  N/A                 CUSIP:   N/A

  MEETING DATE:      7/2/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JOHN J. BRENNAN                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CHARLES D. ELLIS                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: EMERSON U. FULLWOOD                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RAJIV L. GUPTA                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: AMY GUTMANN                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOANN HEFFERNAN HEISEN                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: F. WILLIAM MCNABB III                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ANDRE F. PEROLD                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALFRED M. RANKIN, JR.                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PETER F. VOLANAKIS                              ISSUER            YES             FOR                  FOR

PROPOSAL #2A: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

PURCHASING AND SELLING REAL ESTATE.

PROPOSAL #2B: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: ISSUING

SENIOR SECURITIES.

PROPOSAL #2C: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: BORROWING

 MONEY.

PROPOSAL #2D: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: MAKING

LOANS.

PROPOSAL #2E: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

PURCHASING AND SELLING COMMODITIES.

PROPOSAL #2F: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

CONCENTRATING INVESTMENTS IN A PARTICULAR INDUSTRY OR

 GROUP OF INDUSTRIES.

PROPOSAL #2G: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

ELIMINATION OF OUTDATED FUNDAMENTAL POLICIES NOT

REQUIRED BY LAW.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VANGUARD PACIFIC STOCK INDEX FUND

  TICKER:                  VPACX             CUSIP:   922042106

  MEETING DATE:      7/2/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JOHN J. BRENNAN                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CHARLES D. ELLIS                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: EMERSON U. FULLWOOD                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RAJIV L. GUPTA                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: AMY GUTMANN                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOANN HEFFERNAN HEISEN                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: F. WILLIAM MCNABB III                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ANDRE F. PEROLD                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALFRED M. RANKIN, JR.                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PETER F. VOLANAKIS                              ISSUER            YES             FOR                  FOR

PROPOSAL #2A: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

PURCHASING AND SELLING REAL ESTATE.

PROPOSAL #2B: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: ISSUING

SENIOR SECURITIES.

PROPOSAL #2C: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: BORROWING

 MONEY.

PROPOSAL #2D: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: MAKING

LOANS.

PROPOSAL #2E: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

PURCHASING AND SELLING COMMODITIES.

PROPOSAL #2F: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

CONCENTRATING INVESTMENTS IN A PARTICULAR INDUSTRY OR

 GROUP OF INDUSTRIES.

PROPOSAL #2G: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

ELIMINATION OF OUTDATED FUNDAMENTAL POLICIES NOT

REQUIRED BY LAW.

PROPOSAL #03: SHAREHOLDER PROPOSAL THAT THE BOARD          SHAREHOLDER        YES         AGAINST               FOR

INSTITUTE PROCEDURES TO PREVENT HOLDING INVESTMENTS

IN COMPANIES THAT, IN THE JUDGMENT OF THE BOARD,

SUBSTANTIALLY CONTRIBUTE TO GENOCIDE OR CRIMES

AGAINST HUMANITY, THE MOST EGREGIOUS VIOLATIONS OF

HUMAN RIGHTS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VEDANTA RESOURCES PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G9328D100

  MEETING DATE:      7/27/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements of the Company for the FYE 31 MAR 2009,

together with the reports

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the FYE 31 MAR 2009

PROPOSAL #3.: Approve that a final dividend as                   ISSUER            YES             FOR                  FOR

recommended by the Directors of 25 US cents per

ordinary share in respect of the FYE 31 MAR 2009

PROPOSAL #4.: Appoint Mr. Mahendra Mehta as a                     ISSUER            YES         AGAINST           AGAINST

Director, since the last AGM

PROPOSAL #5.: Re-appoint Mr. Anil Agarwal as a                   ISSUER            YES         AGAINST           AGAINST

Director, who retires pursuant to Article 122 of the

Company's Articles of Association

PROPOSAL #6.: Re-appoint Mr. Naresh Chandra as a                ISSUER            YES         AGAINST           AGAINST

Director, who retires pursuant to Article 122 of the

Company's Articles of Association

PROPOSAL #7.: Appoint Deloitte LLP as the Auditors of        ISSUER            YES             FOR                  FOR

 the Company [the Auditors] for the FYE 31 MAR 2010

PROPOSAL #8.: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

to determine the Auditors' remuneration

PROPOSAL #9.: Authorize the Directors' to allot                 ISSUER            YES             FOR                  FOR

shares [as specified]

PROPOSAL #S.10: Approve to grant the disapplication          ISSUER            YES             FOR                  FOR

of pre-emption rights [as specified]

PROPOSAL #S.11: Grant authority to facilitate full            ISSUER            YES             FOR                  FOR

conversion of 2016 Bonds in ordinary shares [as

specified]

PROPOSAL #S.12: Authorize the Company for purchase of        ISSUER            YES             FOR                  FOR

 its own shares [as specified]

PROPOSAL #S.13: Approve that a general meeting, other        ISSUER            YES             FOR                  FOR

 than an AGM, may be called on not less than 14 clear

 days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VESTAS WIND SYS A/S UTD  KINGDOM

  TICKER:                  N/A                 CUSIP:   K9773J128

  MEETING DATE:      1/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Article 4.6 of the Articles of              ISSUER            YES             FOR                  FOR

Associations for the proposed changed to the

specified wordings

PROPOSAL #2: Authorize the Chairman of the general            ISSUER            YES             FOR                  FOR

meeting to notify the notifiable decisions made by

the general meeting to the Danish Commerce and

Companies Agency and make the corrections in the

documents which have been prepared in connection with

 these decisions to the extent that the Danish

Commerce and Companies Agency requires so in order to

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VODAFONE GROUP PLC, NEWBURY BERKSHIRE

  TICKER:                  N/A                 CUSIP:   G93882135

  MEETING DATE:      7/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's accounts and the         ISSUER            YES             FOR                  FOR

reports of the Directors and the Auditors for the YE

31 MAR 2009

PROPOSAL #2.: Re-elect Sir John Bond as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-elect Mr. John Buchanan as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Mr. Vittorio Colao as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.: Elect Mr. Michel Combes as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-elect Mr. Andy Halford as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-elect Mr. Alan Jebson as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Elect Mr. Samuel Jonah as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Re-elect Mr. Nick Land as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #10.: Re-elect Ms. Anne Lauvergeon as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #11.: Re-elect Mr. Simon Murray as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #12.: Elect Mr. Stephen Pusey as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #13.: Re-elect Mr. Luc Vandevelde as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #14.: Re-elect Mr. Anthony Watson as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #15.: Re-elect Mr. Phllip Yea as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #16.: Approve a final dividend of 5.20 per          ISSUER            YES             FOR                  FOR

ordinary share

PROPOSAL #17.: Approve the remuneration report                    ISSUER            YES             FOR                  FOR

PROPOSAL #18.: Re-appoint Deloitte LLP as the Auditors      ISSUER            YES             FOR                  FOR

PROPOSAL #19.: Authorize the Audit Committee to                 ISSUER            YES             FOR                  FOR

determine the remuneration of the Auditors

PROPOSAL #20.: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

shares under Article 16.2 of the Company's Article of

 Association

PROPOSAL #S.21: Authorize the Directors to dis-apply         ISSUER            YES             FOR                  FOR

pre-emption rights under Article 16.3 of the

Company's Article of Association

PROPOSAL #S.22: Authorize the Company's purchase of          ISSUER            YES             FOR                  FOR

its own shares [Section 166, Companies Act 1985]

PROPOSAL #S.23: Approve new Articles of Association           ISSUER            YES             FOR                  FOR

PROPOSAL #S.24: Grant authority to call the general          ISSUER            YES             FOR                  FOR

meeting other than an AGM on not less than 14 clear

days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VOESTALPINE AG

  TICKER:                  N/A                 CUSIP:   A9101Y103

  MEETING DATE:      7/1/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual statement of                     ISSUER             NO              N/A                  N/A

accounts including report of the Supervisory Board

PROPOSAL #2.: Approve the appropriation of net profits      ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Grant discharge to the Board of Director      ISSUER             NO              N/A                  N/A

PROPOSAL #4.: Grant discharge to the Supervisory Board      ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Elect the Auditor and the group Auditor        ISSUER             NO              N/A                  N/A

PROPOSAL #6.: Approve the alteration of the Articles         ISSUER             NO              N/A                  N/A

paragraph 9

PROPOSAL #7.: Approve the new election of the                     ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #8.A: Authorize the Board of Director                   ISSUER             NO              N/A                  N/A

according to paragraph.4.2 of the Articles

PROPOSAL #8.B: Authorize the Board of Director to              ISSUER             NO              N/A                  N/A

increase the equity capital of the Company by up to

EUR 152,521,231.38 by issuing up to 83,949,516 new

common bearer shares in 1 or more tranches during a

period until 30 JUN 2014 and to decide upon terms of

issuance with the consent of the Supervisory Board

Supervisory Board shall be empowered to decide upon

alterations of the Articles resulting from this

increase

PROPOSAL #8.C: Approve the respective alteration of          ISSUER             NO              N/A                  N/A

the Articles paragraph.4.2

PROPOSAL #9.: Authorize the Board of Director to                ISSUER             NO              N/A                  N/A

issue convertible bonds, participating bonds or

jouissance rights with the consent of the Supervisory

 Board during a period of 5 years starting the day of

 approval up to a maximum total face value of EUR

1,000,000,000 which grant subscription or conversion

rights for up to 80,000,000 shares of the Company in

1 or more tranches and to decide upon terms of

issuance with the consent of the Supervisory Board

PROPOSAL #10.A: Approve the conditional increase of          ISSUER             NO              N/A                  N/A

the equity capital of the Company by up to EUR

145,345,668.35 by issuing up to 80,000,000 new common

 bearer shares to serve rights deriving from

securities specified under item 9 Supervisory Board

shall be empowered to decide upon alterations of the

articles resulting from this issuance

PROPOSAL #10.B: Approve the respective alteration of         ISSUER             NO              N/A                  N/A

the Articles paragraph 4

PROPOSAL #11.: Approve the alteration of the Articles        ISSUER             NO              N/A                  N/A

 paragraph 26

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VOLKSWAGEN AG, WOLFSBURG

  TICKER:                  N/A                 CUSIP:   D94523103

  MEETING DATE:      12/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Creation of Authorized Capital and                ISSUER             NO              N/A                  N/A

corresponding amendment to the Articles of Association

PROPOSAL #2.: Creation of rights of appointment and          ISSUER             NO              N/A                  N/A

corresponding amendment to the Articles of Association

PROPOSAL #3.: Arrangements governing qualified                   ISSUER             NO              N/A                  N/A

majorities at the General Meeting and corresponding

amendment to the Articles of Association

PROPOSAL #4.1.: Election of members of the                          ISSUER             NO              N/A                  N/A

Supervisory Board: Dr. Hans Michel Pi ch

PROPOSAL #4.2.: Election of members of the                          ISSUER             NO              N/A                  N/A

Supervisory Board: Dr. Ferdinand Oliver Porsche

PROPOSAL #5.: Amendments to the Articles of                        ISSUER             NO              N/A                  N/A

Association to reflect the Gesetz zur Umsetzung der

Aktionaersrechterichtlinie (ARUG - German Act

Implementing the Shareholder Rights Directive)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VOLKSWAGEN AG, WOLFSBURG

  TICKER:                  N/A                 CUSIP:   D94523145

  MEETING DATE:      12/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Creation of Authorized Capital and                ISSUER            YES         AGAINST           AGAINST

corresponding amendment to the Articles of Association

PROPOSAL #2.: Creation of rights of appointment and          ISSUER            YES         AGAINST           AGAINST

corresponding amendment to the Articles of Association

PROPOSAL #3.: Arrangements governing qualified                   ISSUER            YES         AGAINST           AGAINST

majorities at the General Meeting and corresponding

amendment to the Articles of Association

PROPOSAL #4.1.: Election of members of the                          ISSUER            YES         AGAINST           AGAINST

Supervisory Board: Dr. Hans Michel Pi ch

PROPOSAL #4.2.: Election of members of the                          ISSUER            YES         AGAINST           AGAINST

Supervisory Board: Dr. Ferdinand Oliver Porsche

PROPOSAL #5.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association to reflect the Gesetz zur Umsetzung der

Aktionaersrechterichtlinie (ARUG - German Act

Implementing the Shareholder Rights Directive)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WESFARMERS LTD

  TICKER:                  N/A                 CUSIP:   Q95870186

  MEETING DATE:      11/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial          ISSUER             NO              N/A                  N/A

statements and the reports of the Directors and the

Auditors for the YE 30 JUN 2009

PROPOSAL #2.a: Re-elect Mrs. Patricia Anne Cross as a        ISSUER            YES             FOR                  FOR

 Director, who retires by rotation in accordance with

 the Company's Constitution

PROPOSAL #2.b: Re-elect Mr. Charles Macek as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Company's Constitution

PROPOSAL #2.c: Elect Mr. Terence James Bowen as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Company's Constitution and the ASX Listing Rules

PROPOSAL #2.d: Elect Ms. Diane Lee Smith-Gander as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Company's Constitution and the ASX Listing Rules

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WESFARMERS LTD, PERTH WA

  TICKER:                  N/A                 CUSIP:   Q95870103

  MEETING DATE:      11/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and            ISSUER             NO              N/A                  N/A

the reports of the Directors and the Auditors for the

 YE 30 JUN 2009

PROPOSAL #2.A: Re-elect Mrs. Patricia Anne Cross as a        ISSUER            YES             FOR                  FOR

 Director, who retires by rotation in accordance with

 the Company's Constitution

PROPOSAL #2.B: Re-elect Mr. Charles Macek as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Company's Constitution

PROPOSAL #2.C: Elect Mr. Terence James Bowen as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Company's Constitution and the ASX Listing Rules

PROPOSAL #2.D: Elect Ms. Diane Lee Smith-Gander as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Company's Constitution and the ASX Listing Rules

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WESTPAC BANKING CORP, SYDNEY NSW

  TICKER:                  N/A                 CUSIP:   Q97417101

  MEETING DATE:      12/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To consider and receive the financial          ISSUER             NO              N/A                  N/A

report, Directors Report and the Auditors Report for

the YE 30 SEP 2009

PROPOSAL #2.: Adopt the Remuneration Report for the          ISSUER            YES             FOR                  FOR

YE 30 SEP 2009

PROPOSAL #3a.: Re-elect Mr. Edward [Ted] Alfred Evans        ISSUER            YES             FOR                  FOR

 as a Director of Westpac

PROPOSAL #3b.: Re-elect Mr. Gordon Mckellar Cairns as        ISSUER            YES             FOR                  FOR

 a Director of Westpac

PROPOSAL #3c.: Re-elect Mr. Peter David Wilson as a          ISSUER            YES             FOR                  FOR

Director of Westpac

PROPOSAL #4.: Grant shares under the Chief Executive         ISSUER            YES             FOR                  FOR

Officer Restricted Share Plan, and Performance share

rights and performance options under the Chief

Executive Officer Performance Plan to the Managing

Director and Chief Executive Officer, Gail Patricia

Kelly, in the manner as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WILMAR INTERNATIONAL LTD

  TICKER:                  N/A                 CUSIP:   Y9586L109

  MEETING DATE:      10/2/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, subject to the grant by the            ISSUER            YES             FOR                  FOR

HKEX and the relevant regulatory authority of

approval for the IPO and Listing of Wilmar China,

which will be a principal subsidiary of the Company,

and the listing of and permission to deal in Wilmar

China Shares in issue and to be issued by Wilmar

China on the Main Board of the HKEX, a material

dilution of 20% or more of the Company's shareholding

 interest in Wilmar China resulting from the issue by

 Wilmar China of the new Wilmar China Shares in

connection with the IPO and Listing; and authorize

the Directors of the Company or any of them to

complete and do all such acts and things [including

executing such documents as may be required] as they

and/or he may consider expedient or necessary to give

 effect to the transactions contemplated by this

PROPOSAL #2.: Approve, subject to the grant by the            ISSUER            YES             FOR                  FOR

HKEX and the relevant regulatory authority of

approval for the IPO and Listing of Wilmar China,

which will be a principal subsidiary of the Company,

and the listing of and permission to deal in Wilmar

China Shares in issue and to be issued by Wilmar

China on the Main Board of the HKEX, the Possible

Disposal by the Company, on the terms and conditions

as specified and such other terms and conditions as

the Directors may deem fit in the interest of the

Company; and authorize the Directors of the Company

or any of them to complete and do all such acts and

things [including executing such documents as may be

required] as they and/or he may consider expedient or

 necessary to give effect to the transactions

contemplated by this Resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WOLSELEY PLC

  TICKER:                  N/A                 CUSIP:   G97278116

  MEETING DATE:      11/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the report of the              ISSUER            YES         AGAINST           AGAINST

Directors and the financial statements

PROPOSAL #2.: Approve the Directors remuneration                ISSUER            YES             FOR                  FOR

report

PROPOSAL #3.: Re-elect Mr. John W. Whybrow as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.: Re-elect Mr. Gareth Davis as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Re-elect Mr. Frank W Roach as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-elect Mr. Nigel M. Stein as a                   ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #7.: Elect Mr. Ian K. Meakins as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Elect Mr. Alain Le Goff as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Elect Mr. Michael Wareing as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #10.: Re-appoint the Auditors                                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #11.: Authorize the Directors to determine          ISSUER            YES         AGAINST           AGAINST

the Auditors remuneration

PROPOSAL #12.: Approve to give the Company limited            ISSUER            YES             FOR                  FOR

authority to incur political expenditure and to make

political donations

PROPOSAL #13.: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

shares up to a specified amount

PROPOSAL #S.14: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

equity securities for cash up to a specified amount

PROPOSAL #S.15: Approve to renew the limited                       ISSUER            YES             FOR                  FOR

authority of the Company to purchase its own ordinary

PROPOSAL #S.16: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

PROPOSAL #S.17: Approve to reduce general meeting              ISSUER            YES             FOR                  FOR

notice periods

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WOOLWORTHS LTD

  TICKER:                  N/A                 CUSIP:   Q98418108

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial          ISSUER             NO              N/A                  N/A

report of the Company and the reports of the

Directors and the Auditor for the financial period

ended 28 JUN 2009

PROPOSAL #2.: Adopt, the remuneration report [which          ISSUER            YES             FOR                  FOR

form part of the Directors' report] for the FYE 28

JUN 2009

PROPOSAL #3.A: Re-elect Mr. John Frederick Astbury as        ISSUER            YES             FOR                  FOR

 a Director, who retires by rotation in accordance

with Article 10.3 of the Company's Constitution

PROPOSAL #3.B: Re-elect Mr. Thomas William Pockett as        ISSUER            YES             FOR                  FOR

 a Director, who retires by rotation in accordance

with Article 10.3 of the Company's Constitution

PROPOSAL #3.C: Re-elect Mr. James Alexander Strong as        ISSUER            YES             FOR                  FOR

 a Director, who retires by rotation in accordance

with Article 10.3 of the Company's Constitution

PROPOSAL #S.4: Amend, pursuant to Sections 136(2) and        ISSUER            YES             FOR                  FOR

 648G of the Corporations Act 2001 [Cth], the

Constitution of the Company by re-inserting Articles

6.9 to 6.14 in the form as specified to the notice

convening this meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WORLEYPARSONS LTD

  TICKER:                  N/A                 CUSIP:   Q9857K102

  MEETING DATE:      10/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report of the              ISSUER             NO              N/A                  N/A

Company and the reports of the Directors and the

Auditors for the FYE 30 JUN 2009

PROPOSAL #2.A: Re-elect Mr. Erich Fraunschiel as a            ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with Rule 8.1[e][2] of the Company's

Constitution

PROPOSAL #2.B: Re-elect Mr. William Hall as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with Rule 8.1[e][2] of the Company's

PROPOSAL #3.: Adopt the remuneration report as set            ISSUER            YES             FOR                  FOR

out in the annual report for the FYE 30 JUN 2009

PROPOSAL #4.: Approve, under the Listing Rule 10.14,         ISSUER            YES             FOR                  FOR

the grant of not more than a total of 92,548

Performance Rights to the Executive Directors of the

Company [Messrs. John Grill, David Housego, William

Hall and Larry Benke] in respect of the 2009/10 FY,

in accordance with the WorleyParsons Limited

Performance Rights Plan and on the specified terms

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YAMAHA MOTOR CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J95776126

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve Renewal of Countermeasures to          ISSUER            YES         AGAINST           AGAINST

Large-Scale Acquisitions of the Company's Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YAMAZAKI BAKING CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J96656103

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Directors and Corporate Auditors

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD STAR FUNDS

  By:     /s/F. William McNabb III

             (Heidi Stam)

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 31, 2010

      *  By Power of Attorney.  Filed on April 26, 2010, see File Number 33-53683.

                Incorporated by Reference.